   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 1996

                                                              FILE NOS. 33-19338
                                                                       811-05426
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 46

                                                                          /X/
                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 47

                                                                          /X/
                            ------------------------

                          G.T. INVESTMENT FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181
                            ------------------------


                 DAVID J. THELANDER, ESQ.                                    ARTHUR J. BROWN, ESQ.
                VICE PRESIDENT & ASSISTANT                                  DANIEL T. STEINER, ESQ.
                      GENERAL COUNSEL                                     KIRKPATRICK & LOCKHART LLP
                   CHANCELLOR LGT ASSET                                1800 MASSACHUSETTS AVENUE, N.W.,
                     MANAGEMENT, INC.                                              2ND FLOOR
             50 CALIFORNIA STREET, 27TH FLOOR                               WASHINGTON, D.C. 20036
              SAN FRANCISCO, CALIFORNIA 94111                                   (202) 778-9000
          (NAME AND ADDRESS OF AGENT FOR SERVICE)


                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

    / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485


    / /  ON                      PURSUANT TO PARAGRAPH (B) OF RULE 485



    /X/  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485


    / /  ON                 PURSUANT TO PARAGRAPH (A)(1) OF RULE 485

    / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

    / /  ON                      PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

    / / THIS  POST-EFFECTIVE  AMENDMENT DESIGNATES  A NEW  EFFECTIVE DATE  FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.



PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, REGISTRANT HAS PREVIOUSLY ELECTED TO REGISTER AN INDEFINITE NUMBER OF ITS SHARES OF COMMON STOCK. A RULE 24F-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED OCTOBER 31, 1996, WAS FILED ON DECEMBER 27, 1996.



CERTAIN SERIES OF THE G.T. INVESTMENT FUNDS, INC. ARE "FEEDER FUNDS" IN A "MASTER/FEEDER" FUND ARRANGEMENT. THIS POST-EFFECTIVE AMENDMENT NO. 46 INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR TWO MASTER TRUSTS, GLOBAL INVESTMENT PORTFOLIO AND GLOBAL HIGH INCOME PORTFOLIO.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          THIS IS PAGE ONE OF    PAGES
                       EXHIBIT INDEX LOCATED AT PAGE

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT
                                   PROSPECTUS

ITEM NO. OF
PART A OF FORM N-1A                                      CAPTIONS IN PROSPECTUS
---------------------------------  ------------------------------------------------------------------
1.  Cover Page...................  Cover Page
2.  Synopsis.....................  Prospectus Summary
3.  Condensed Financial
    Information..................  Financial Highlights
4.  General Description of
    Registrant...................  Investment Objective and Policies; Risk Factors; Management; Other
                                   Information
5.  Management of the
    Fund.........................  Management
5A. Management's Discussion of
    Fund Performance.............  Not applicable
6.  Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
7.  Purchase of Securities Being
    Offered......................  Alternative Purchase Plan; How to Invest; How to Make Exchanges;
                                   Calculation of Net Asset Value; Management
8.  Redemption or
    Repurchase...................  Alternative Purchase Plan; How to Redeem Shares; Calculation of
                                   Net Asset Value
9.  Pending Legal
    Proceedings..................  Not applicable


                                     PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                                      CAPTIONS IN PROSPECTUS
---------------------------------  ------------------------------------------------------------------
1.  Cover Page...................  Cover Page
2.  Synopsis.....................  Prospectus Summary
3.  Condensed Financial
    Information..................  Financial Highlights
4.  General Description of
    Registrant...................  Investment Objective and Policies; Risk Factors; Management; Other
                                   Information
5.  Management of the Fund.......  Management
5A. Management's Discussion of
    Fund Performance.............  Not applicable
6.  Capital Stock and Other
    Securities...................  Dividends, Other Distributions and Federal Income Taxation; Other
                                   Information
7.  Purchase of Securities Being
    Offered......................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                   Value; Management
8.  Redemption or Repurchase.....  How to Redeem Shares; Calculation of Net Asset Value
9.  Pending Legal Proceedings....  Not applicable

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                      STATEMENT OF ADDITIONAL INFORMATION


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objective and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Fund.........................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation and
    Other Practices..............  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Not applicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                          G.T. INVESTMENT FUNDS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT
                                  (CONTINUED)

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
    History......................  Cover Page; Additional Information
13. Investment Objectives and
    Policies.....................  Investment Objective and Policies;
                                   Investment Limitations; Options, Futures and Currency Strategies;
                                   Risk Factors; Execution of Portfolio Transactions
14. Management of the
    Fund.........................  Directors and Executive Officers; Management
15. Control Persons and Principal
    Holders of Securities........  Directors and Executive Officers; Management
16. Investment Advisory and Other
    Services.....................  Management; Additional Information
17. Brokerage Allocation and
    Other Practices..............  Execution of Portfolio Transactions
18. Capital Stock and Other
    Securities...................  Not applicable
19. Purchase, Redemption and
    Pricing of Securities Being
    Offered......................  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Taxes
21. Underwriters.................  Management
22. Calculation of Performance
    Data.........................  Investment Results
23. Financial Statements.........  Financial Statements

                          G.T. INVESTMENT FUNDS, INC.
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT OF G.T. INVESTMENT FUNDS, INC. CONTAINS THE FOLLOWING DOCUMENTS:


Facing Sheet
Cross-Reference Sheet
Contents of Post-Effective Amendment
Part A        --      Prospectus
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                        GT Global Emerging Markets Fund
              --      Prospectus -- Advisor Class
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                        GT Global Emerging Markets Fund
Part B        --      Statement of Additional Information
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
              --      Statement of Additional Information -- Advisor Class
                      -- GT Global Theme Funds
                      -- GT Global Income Funds
                      -- GT Global Growth & Income Fund
                      -- GT Global Latin America Growth Fund
                      -- GT Global Emerging Markets Fund
Part C        --      Other Information
Signature Pages -- G.T. Investment Funds, Inc.
                -- Global Investment Portfolio
                -- Global High Income Portfolio
Exhibits

------------------------
 *The currently effective prospectuses and statements of additional information for each of the following series of the Registrant are not affected by this
Amendment: GT Global Currency Fund and GT Global Small Companies Fund.

                             GT GLOBAL THEME FUNDS

                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------

          GT GLOBAL FINANCIAL SERVICES FUND                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            GT GLOBAL INFRASTRUCTURE FUND                             GT GLOBAL HEALTH CARE FUND
           GT GLOBAL NATURAL RESOURCES FUND                       GT GLOBAL TELECOMMUNICATIONS FUND


GT GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), that, in turn, invests primarily in equity securities throughout the world that operate in the financial services industries.



GT GLOBAL INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND") seeks long-term growth of capital by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.



GT GLOBAL NATURAL RESOURCES FUND ("NATURAL RESOURCES FUND") seeks long-term growth of capital by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio"), that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies.



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term growth of capital by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio") that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.



GT GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.



GT GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, the Infrastructure Fund, the Natural Resources Fund and the Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolio.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolios are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco 94111, or by calling (800) 824-1580.


FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Alternative Purchase Plan.................................................................         16
Investment Objectives and Policies........................................................         17
Risk Factors..............................................................................         24
How to Invest.............................................................................         30
How to Make Exchanges.....................................................................         37
How to Redeem Shares......................................................................         38
Shareholder Account Manual................................................................         40
Calculation of Net Asset Value............................................................         41
Dividends, Other Distributions and Federal Income Taxation................................         41
Management................................................................................         43
Other Information.........................................................................         48


                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.



The Funds and the Portfolios:  Financial  Services Fund,  Infrastructure Fund,  Natural Resources
                               Fund, Consumer Products and Services  Funds, Health Care Fund  and
                               Telecommunications  Fund  (each  a "Fund,"  and  collectively, the
                               "Funds") is each  a diversified series  of G.T. Investment  Funds,
                               Inc.  (the "Company"), a Maryland corporation. Each Portfolio is a diversified series  of Global  Investment  Portfolio, a  New  York common  law trust.  The Portfolios, the  Health Care  Fund and the
                               Telecommunications Fund  are  referred  to herein  as  the  "Theme
                               Portfolios."

Investment Objectives:         Financial  Services Fund,  Infrastructure Fund,  Natural Resources
                               Fund and  Consumer  Products  and  Services  Fund  seek  long-term capital  growth.  The  Health Care  Fund  seeks  long-term capital appreciation. The Telecommunications  Fund seeks long-term  growth of capital.

Principal Investments:         Financial  Services Fund invests  all of its  investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity  securities  of  companies  throughout  the  world  that operate in the financial services industry.

                               Infrastructure  Fund invests all  of its investable  assets in the
                               Infrastructure Portfolio,  that,  in turn,  invests  primarily  in equity  securities of companies throughout  the world that design,
                               develop  or  provide  products  and  services  significant  to   a
                               country's infrastructure.

                               Natural Resources Fund invests all of its investable assets in the
                               Natural  Resources Portfolio, that, in  turn, invests primarily in equity securities  of companies  throughout  the world  that  own, explore  or develop natural resources and other basic commodities, or supply goods and services to such companies.

                               Consumer Products and Services Fund invests all of its  investable assets  in the Consumer Products  and Services Portfolio, that, in
                               turn,  invests  primarily  in   equity  securities  of   companies
                               throughout   the  world   that  manufacture,   market,  retail  or
                               distribute consumer products and services.

                               Health Care Fund invests primarily in equity securities of  health care companies throughout the world.

                               Telecommunications  Fund invests primarily in equity securities of
                               companies  throughout  the  world  engaged  in  the   development,
                               manufacture or sale of telecommunications services or equipment.

Principal Risk Factors:        There  is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will  fluctuate, reflecting  fluctuations  in the  market  value of  its securities holdings. Each  Theme  Portfolio's  policy  of  concentrating  its investments  in companies in its particular industries may cause a
                               Fund's net asset value to fluctuate more than if it invested in  a greater number of industries.


                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Investments  in  foreign  securities  involve  risks  relating  to political and  economic developments  abroad and  the  differences between  the  regulations to  which U.S.  and foreign  issuers are subject. Individual foreign economies also may differ favorably or unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect a Fund's net asset value, earnings and gains and losses  realized on sales  of securities. Securities  of foreign  companies  may  be  less  liquid  and  their  prices more volatile than those of securities of comparable U.S. companies.

                               Each Theme  Portfolio  may  engage in  certain  foreign  currency, options  and futures transactions to  attempt to hedge against the overall level of investment and currency risk associated with  its present  or planned investments. Such transactions involve certain risks and transaction costs.

                               The  Financial   Services   Portfolio,  Health   Care   Fund   and
                               Telecommunications  Fund  may  each  invest  up  to  5%,  and  the
                               Infrastructure Portfolio, Natural Resources Portfolio and Consumer
                               Products and Services Portfolio may each  invest up to 20% of  its
                               total   assets   in  below   investment  grade   debt  securities.
                               Investments of this type are subject to a greater risk of loss  of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            Chancellor  LGT Asset Management, Inc.  (the "Manager") is part of
                               Liechtenstein Global Trust, a provider of global asset  management and  private  banking  products  and  services  to  individual and institutional investors, entrusted with approximately $ -- billion in total assets as  of --------------, 1997.  The Manager and  its
                               worldwide   asset  management  affiliates  maintain  fully-staffed
                               investment offices in Frankfurt, Hong Kong, London, New York,  San
                               Francisco, Singapore, Sydney, Tokyo and Toronto. See "Management."

Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure.

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of each Fund's Class A shares.

  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of each Fund's Class B shares.

Shares Available Through:      Shares  of  each  Fund's   common  stock  are  available   through
                               broker/dealers  who have  entered into  agreements to  sell shares with the Funds' distributor, GT Global, Inc. ("GT Global"). Shares also may  be  acquired  directly  through  GT  Global  or  through exchanges  of shares of the other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual."


                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Exchange Privileges:           Shares of  a class  of a  Fund may  be exchanged  without a  sales charge  for shares of  the corresponding class  of other GT Global
                               Mutual Funds, which are  open-end management investment  companies advised  and/or  administered by  the  Manager. See  "How  to Make
                               Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed either through broker/dealers or the Funds'
                               transfer agent,  GT  Global  Investor  Services,  Inc.  ("Transfer
                               Agent").  See  "How  to Redeem  Shares"  and  "Shareholder Account
                               Manual."

Dividends and Other
  Distributions:               Dividends paid annually  from net investment  income and  realized net  short-term capital  gains; other  distributions paid annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund  shares of  the distributing  class or  in shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans).

Net Asset Values:              Class  A  and Class  B shares  are quoted  daily in  the financial section of most newspapers.

Other Features:

  Class A Shares               Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables(1):



                                                                                                        GT GLOBAL
                                                                GT GLOBAL           GT GLOBAL           FINANCIAL
                                                               HEALTH CARE      TELECOMMUNICATIONS      SERVICES
                                                                  FUND                FUND                FUND
                                                            -----------------   -----------------   -----------------
                                                            CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                            -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
    (% of offering price).................................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
    shareholders..........................................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net asset value
    at time of purchase or sale, whichever is less).......    None     5.00%      None     5.00%      None     5.00%
  Redemption charges......................................    None      None      None      None      None      None
  Exchange fees:
      -- On first four exchanges each year................    None      None      None      None      None      None
      -- On each additional exchange......................   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...........   0.98%     0.98%     0.93%     0.93%     0.98%     0.98%
  12b-1 distribution and service fees.....................   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses (after reimbursements)...................       %         %         %         %         %         %
                                                            -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses...........................       %         %         %         %         %         %
                                                            -------   -------   -------   -------   -------   -------
                                                            -------   -------   -------   -------   -------   -------



                                                                                            GT GLOBAL
                                                    GT GLOBAL           GT GLOBAL       CONSUMER PRODUCTS
                                                 INFRASTRUCTURE     NATURAL RESOURCES          AND
                                                      FUND                FUND            SERVICES FUND
                                                -----------------   -----------------   -----------------
                                                CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
     (% of offering price)....................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
     shareholders.............................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net
     asset value at time of purchase or sale,
     whichever is less).......................    None     5.00%      None     5.00%      None     5.00%
  Redemption charges..........................    None      None      None      None      None      None
  Exchange fees:
      -- On first four exchanges each year....    None      None      None      None      None      None
      -- On each additional exchange..........   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration
     fees.....................................   0.98%     0.98%     0.98%     0.98%     0.98%     0.98%
  12b-1 distribution and service fees.........   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses (after reimbursements).......
                                                -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses...............
                                                -------   -------   -------   -------   -------   -------
                                                -------   -------   -------   -------   -------   -------


                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                                 GT GLOBAL                      GT GLOBAL                      GT GLOBAL
                                                HEALTH CARE                 TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                    FUND                           FUND                           FUND
                                        ----------------------------   ----------------------------   ----------------------------
                                        ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                        YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                        ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)....................  $      $       $       $       $      $       $       $       $      $       $       $
Class B Shares
  Assuming a complete redemption at
   end of period (5)..................  $      $       $       $       $      $       $       $       $      $       $       $
  Assuming no redemption..............  $      $       $       $       $      $       $       $       $      $       $       $



                                                GT GLOBAL                      GT GLOBAL                      GT GLOBAL
                                              INFRASTRUCTURE               NATURAL RESOURCES            CONSUMER PRODUCTS AND
                                                   FUND                           FUND                      SERVICES FUND
                                       ----------------------------   ----------------------------   ----------------------------
                                       ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                       YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                       ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)...................  $      $       $       $       $      $       $       $       $      $       $       $
Class B Shares
  Assuming a complete redemption at
   end of period (5).................  $      $       $       $       $      $       $       $       $      $       $       $
  Assuming no redemption.............  $      $       $       $       $      $       $       $       $      $       $       $

------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

(3) Expenses are based on the Funds' fiscal year ended October 31, 1996. "Other Expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. With respect to Class A shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been (1) ----% and ----%, respectively, for the Financial Services Fund and its Portfolio; (2) ----% and ----%, respectively, for the Infrastructure Fund and its Portfolio; (3) ----% and ----%, respectively, for the Natural Resources Fund and its Portfolio; and (4) ----% and ----%, respectively, for the Consumer Products and Services Fund and its Portfolio. With respect to Class B shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been (1) ----% and ----%, respectively, for the Financial Services Fund and its Portfolio; (2) ----% and ----%, respectively, for the Infrastructure Fund and its Portfolio; (3) ----% and ----%, respectively, for the Natural Resources Fund and its Portfolio; and (4) ----% and ----%, respectively, for the Consumer Products and Services Fund and its Portfolio. The Funds also offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution and service fees.
     The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.
(4)  Assumes payment of maximum sales charge by the investor.
(5)  Assumes deduction of the applicable contingent deferred sales charge.


                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund offered through this Prospectus for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.


                           GT GLOBAL HEALTH CARE FUND


                                                                             CLASS A+
                                --------------------------------------------------------------------------------------------------
                                                                                                                    AUGUST 7, 1989
                                                                                                                    (COMMENCEMENT
                                                             YEAR ENDED OCTOBER 31,                                 OF OPERATIONS)
                                --------------------------------------------------------------------------------    TO OCTOBER 31,
                                  1996        1995       1994*       1993*        1992        1991        1990           1989
                                --------    --------    --------    --------    --------    --------    --------    --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................              $  19.60    $  17.86    $  17.44    $  19.29    $  12.83    $  11.83    $    11.43
                                --------    --------    --------    --------    --------    --------    --------    --------------
Income from investment
 operations:
  Net investment income
   (loss).....................                 (0.15)      (0.22)      (0.15)      (0.18)       0.03        0.06          0.01
  Net realized and unrealized
   gain (loss) on
   investments................                  3.73        2.02        0.57       (1.53)       6.78        0.97          0.39
                                --------    --------    --------    --------    --------    --------    --------    --------------
  Net increase (decrease) from
   investment operations......                  3.58        1.80        0.42       (1.71)       6.81        1.03          0.40
                                --------    --------    --------    --------    --------    --------    --------    --------------
Distributions:
  Net investment income.......                 (0.00)      (0.00)      (0.00)      (0.00)      (0.07)      (0.03)        (0.00)
  Net realized gain on
   investments................                 (1.34)      (0.00)      (0.00)      (0.14)      (0.28)      (0.00)        (0.00)
  In excess of net realized
   gain on investments........                 (0.00)      (0.06)      (0.00)      (0.00)      (0.00)      (0.00)        (0.00)
                                --------    --------    --------    --------    --------    --------    --------    --------------
    Total distributions.......                 (1.34)      (0.06)      (0.00)      (0.14)      (0.35)      (0.03)        (0.00)
                                --------    --------    --------    --------    --------    --------    --------    --------------
Net asset value, end of
 period.......................              $  21.84    $  19.60    $  17.86    $  17.44    $  19.29    $  12.83    $    11.83
                                --------    --------    --------    --------    --------    --------    --------    --------------
Total investment return (c)...                19.79%      10.11%        2.4%      (8.9)%       54.2%        8.7%          3.5%(a)

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................              $426,380    $438,940    $461,113    $655,867    $552,897    $145,544    $   49,903
Ratio of net investment income
 (loss) to average net
 assets.......................               (0.72)%     (1.23)%     (0.90)%     (0.97)%       0.19%       0.66%          3.2%(b)
Ratio of expenses to average
 net assets:
  With expense reduction......                 1.85%       1.98%       2.00%       2.05%       2.01%       2.39%          2.5%(b)
  Without expense reduction...                 1.91%         --%(d)      --%(d)      --%(d)      --%(d)      --%(d)        --%(d)
Portfolio turnover rate +++...                   99%         64%         61%         30%         23%         34%          183%(b)


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.

                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS


                           GT GLOBAL HEALTH CARE FUND
                                  (CONTINUED)



                                                                                            CLASS B++
                                                                      -----------------------------------------------------
                                                                                                                 APRIL 1,
                                                                              YEAR ENDED OCTOBER 31,               1993
                                                                      ---------------------------------------   TO OCTOBER
                                                                         1996          1995*         1994*       31, 1993*
                                                                      -----------   -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period................................                  $   19.46     $   17.80     $ 15.59
                                                                      -----------   -----------   -----------   -----------
Income from investment operations:
  Net investment income (loss)......................................                      (0.25)        (0.32)      (0.14)
  Net realized and unrealized gain (loss) on investments............                       3.69          2.02        2.35
                                                                      -----------   -----------   -----------   -----------
  Net increase (decrease) from investment operations................                       3.44          1.70        2.21
                                                                      -----------   -----------   -----------   -----------
Distributions:
  Net investment income.............................................                      (0.00)        (0.00)      (0.00)
  Net realized gain on investments..................................                      (1.34)        (0.00)      (0.00)
  In excess of net realized gain on investments.....................                      (0.00)        (0.04)      (0.00)
                                                                      -----------   -----------   -----------   -----------
    Total distributions.............................................                      (1.34)        (0.04)      (0.00)
                                                                      -----------   -----------   -----------   -----------
Net asset value, end of period......................................                  $   21.56     $   19.46     $ 17.80
                                                                      -----------   -----------   -----------   -----------
Total investment return (c).........................................                     19.17%         9.55%       14.2%(a)

Ratios and supplemental data:
Net assets, end of period (in 000's)................................                  $  70,740     $  39,100     $ 8,604
Ratio of net investment income (loss) to average net assets.........                    (1.22)%       (1.73)%     (1.40)%(b)
Ratio of expenses to average net assets:
  With expense reduction............................................                      2.35%         2.48%       2.54%(b)
  Without expense reduction.........................................                      2.41%           --%         --%(d)
Portfolio turnover rate +++.........................................                        99%           64%         61%


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.

                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS

                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


                                                               CLASS A                     CLASS B
                                                      --------------------------  --------------------------
                                                                   DECEMBER 30,                DECEMBER 30,
                                                                       1994                        1994
                                                                   (COMMENCEMENT               (COMMENCEMENT
                                                                        OF                          OF
                                                                    OPERATIONS)                 OPERATIONS)
                                                      YEAR ENDED    TO OCTOBER    YEAR ENDED    TO OCTOBER
                                                      OCTOBER 31,       31,       OCTOBER 31,       31,
                                                         1996          1995*         1996          1995*
                                                      -----------  -------------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period................                 $   11.43                   $   11.43
                                                      -----------  -------------  -----------  -------------
Income from investment operations:
  Net investment income (loss)......................                      0.02**                     (0.04)**
  Net realized and unrealized gain on investments...                      3.14                        3.14
                                                      -----------  -------------  -----------  -------------
  Net increase from investment operations...........                      3.16                        3.10
                                                      -----------  -------------  -----------  -------------
Net asset value, end of period......................                 $   14.59                   $   14.53
                                                      -----------  -------------  -----------  -------------
                                                      -----------  -------------  -----------  -------------
Total investment return (c).........................                     27.65%(b)                   27.12%(b)

Ratios and supplemental data:
Net assets, end of period (in 000's)................                 $   4,082                   $   2,959
Ratio of net investment income (loss) to average net
 assets:
  With expense reductions and reimbursement by the
   Manager..........................................                      0.20%(a)                   (0.30)%(a)
  Without expense reductions and reimbursement by
   the Manager......................................                    (11.11)%(a)                 (11.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by the
   Manager..........................................                      2.32%(a)                    2.82%(a)
  Without expense reductions and reimbursement by
   the Manager......................................                     13.63%(a)                   14.13%(a)
Portfolio turnover rate (d).........................


------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) GT Global Consumer Products and Services Fund invests only in the GT Global Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Consumer Products and Services Portfolio.


 * These selected per share data were calculated based upon weighted average shares outstanding during the period.


** Before reimbursement by the Manager, net investment income per share would have been reduced by $1.12 and $1.04 for Class A and Class B, respectively.


                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND


                                                                               CLASS A+
                                                    --------------------------------------------------------------
                                                                                                     JANUARY 27,
                                                                                                         1992
                                                                                                      (COMMENCE-
                                                                                                       MENT OF
                                                                YEAR ENDED OCTOBER 31,              OPERATIONS) TO
                                                    ----------------------------------------------   OCTOBER 31,
                                                       1996        1995      1994 (C)      1993          1992
                                                    ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period..............              $    17.80  $    16.92  $    11.16     $  11.43
                                                    ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)....................                   (0.09)      (0.01)       0.08         0.14*
  Net realized and unrealized gain (loss) on
   investments....................................                   (0.43)       1.17        5.83        (0.41)
                                                    ----------  ----------  ----------  ----------  --------------
  Net increase (decrease) from investment
   operations.....................................                   (0.52)       1.16        5.91        (0.27)
                                                    ----------  ----------  ----------  ----------  --------------
Distributions:
  Net investment income...........................                    0.00       (0.01)      (0.15)       (0.00)
  Net realized gain on investments................                   (0.86)      (0.27)      (0.00)       (0.00)
                                                    ----------  ----------  ----------  ----------  --------------
    Total distributions...........................                   (0.86)      (0.28)      (0.15)       (0.00)
                                                    ----------  ----------  ----------  ----------  --------------
Net asset value, end of period....................              $    16.42  $    17.80  $    16.92     $  11.16
                                                    ----------  ----------  ----------  ----------  --------------
                                                    ----------  ----------  ----------  ----------  --------------
Total investment return (d).......................                 (2.88)%       7.02%       53.6%         (2.4)%(a)

Ratios and supplemental data:
Net assets, end of period (in 000's)..............              $1,353,722  $1,644,402  $1,223,340     $442,862
Ratio of net investment income (loss) to average
 net assets.......................................                 (0.49)%     (0.02)%        0.8%         2.1%*(b)
Ratio of expenses to average net assets:
  With expense reductions.........................                   1.77%        1.8%        2.0%         2.3%*(b)
  Without expense reductions......................                   1.83%         --%(e)        --%(e)         --%(e)
Portfolio turnover rate+++........................                     62%         57%         41%           4%(b)


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.


(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS


                       GT GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)



                                                                       CLASS B++
                                                    -----------------------------------------------
                                                                                         APRIL 1,
                                                          YEAR ENDED OCTOBER 31,          1993 TO
                                                    ----------------------------------  OCTOBER 31,
                                                       1996        1995      1994 (C)      1993
                                                    ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period..............              $    17.66  $    16.87   $  12.68
                                                    ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)....................                   (0.17)      (0.10)      0.01
  Net realized and unrealized gain (loss) on
   investments....................................                   (0.43)       1.17       4.18
                                                    ----------  ----------  ----------  -----------
  Net increase (decrease) from investment
   operations.....................................                   (0.60)       1.07       4.19
                                                    ----------  ----------  ----------  -----------
Distributions:
  Net investment income...........................                    0.00       (0.01)     (0.00)
  Net realized gain on investments................                   (0.86)      (0.27)     (0.00)
                                                    ----------  ----------  ----------  -----------
    Total distributions...........................                   (0.86)      (0.28)     (0.00)
                                                    ----------  ----------  ----------  -----------
Net asset value, end of period....................              $    16.20  $    17.66   $  16.87
                                                    ----------  ----------  ----------  -----------
                                                    ----------  ----------  ----------  -----------
Total investment return (d).......................                 (3.37)%       6.50%      33.0%(a)

Ratios and supplemental data:
Net assets, end of period (in 000's)..............              $1,111,520  $1,184,081   $455,335
Ratio of net investment income (loss) to average
 net assets.......................................                 (0.99)%     (0.52)%       0.3%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................                   2.27%        2.3%       2.5%(b)
  Without expense reductions......................                   2.33%         --%(e)       --%(e)
Portfolio turnover rate+++........................                     62%         57%        41%


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.


(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL FINANCIAL SERVICES FUND


                                               CLASS A                                 CLASS B
                                 ------------------------------------    ------------------------------------
                                                        MAY 31, 1994                            MAY 31, 1994
                                                       (COMMENCEMENT                           (COMMENCEMENT
                                 YEAR ENDED OCTOBER    OF OPERATIONS)    YEAR ENDED OCTOBER    OF OPERATIONS)
                                         31,                 TO                  31,                 TO
                                 -------------------    OCTOBER 31,      -------------------    OCTOBER 31,
                                   1996     1995(D)         1994           1996     1995(D)         1994
                                 --------   --------   --------------    --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................              $  11.62   $    11.43                   $  11.60   $    11.43
                                 --------   --------   --------------    --------   --------   --------------
  Income from investment
   operations:
  Net investment income
   (loss)+....................                  0.17         0.02                       0.11         0.00
  Net realized and unrealized
   gain (loss) on
   investments................                  0.13         0.17                       0.12         0.17
                                 --------   --------   --------------    --------   --------   --------------
Net increase (decrease) from
 investment operations........                  0.30         0.19                       0.23         0.17
                                 --------   --------   --------------    --------   --------   --------------
Distributions to shareholders:
  From net investment
   income.....................                  0.00         0.00                       0.00         0.00
                                 --------   --------   --------------    --------   --------   --------------
    Total distributions.......                  0.00         0.00                       0.00         0.00
Net asset value, end of
 period.......................              $  11.92   $    11.62                   $  11.83   $    11.60
                                 --------   --------   --------------    --------   --------   --------------
                                 --------   --------   --------------    --------   --------   --------------
Total investment return (c)...                 2.58%        1.66%(b)                   1.98%        1.49%(b)

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................              $  5,687   $    3,175                   $  4,548   $    2,235
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................                 1.46%        0.66%(a)                   0.96%        0.16%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................               (5.34)%      (7.26)%(a)                 (5.84)%      (7.76)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................                 2.34%        2.40%(a)                   2.84%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................                 9.14%       10.32%(a)                   9.64%       10.82%(a)
Portfolio turnover rate (e)...


------------------
* The per share amount does not correspond with the net realized and unrealized gain for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.


+ Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.59 and $0.59, respectively, for the period ended October 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994, to October 31, 1994. Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the period ended October 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994, to October 31, 1994. Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Natural Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the period ended October 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994, to October 31, 1994.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.


(e) GT Global Financial Services Fund invests only in GT Global Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Financial Services Portfolio.


                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS

                         GT GLOBAL INFRASTRUCTURE FUND


                                               CLASS A                                 CLASS B
                                 ------------------------------------    ------------------------------------
                                                        MAY 31, 1994                            MAY 31, 1994
                                                       (COMMENCEMENT                           (COMMENCEMENT
                                 YEAR ENDED OCTOBER    OF OPERATIONS)    YEAR ENDED OCTOBER    OF OPERATIONS)
                                         31,                 TO                  31,                 TO
                                 -------------------    OCTOBER 31,      -------------------    OCTOBER 31,
                                   1996       1995          1994           1996       1995          1994
                                 --------   --------   --------------    --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................              $  12.47   $    11.43                   $  12.45   $    11.43
                                 --------   --------   --------------    --------   --------   --------------
  Income from investment
   operations:
  Net investment income
   (loss)+....................                 (0.03)        0.01                      (0.09)       (0.01)
  Net realized and unrealized
   gain (loss) on
   investments................                 (0.33)        1.03                      (0.33)        1.03
                                 --------   --------   --------------    --------   --------   --------------
Net increase (decrease) from
 investment operations........                 (0.36)        1.04                      (0.42)        1.02
                                 --------   --------   --------------    --------   --------   --------------
Distributions to shareholders:
  From net investment
   income.....................                  0.00         0.00                       0.00         0.00
                                 --------   --------   --------------    --------   --------   --------------
    Total distributions.......                  0.00         0.00                       0.00         0.00
Net asset value, end of
 period.......................              $  12.11   $    12.47                   $  12.03   $    12.45
                                 --------   --------   --------------    --------   --------   --------------
                                 --------   --------   --------------    --------   --------   --------------
Total investment return (c)...               (2.89)%        9.10%(b)                 (3.37)%        8.92%(b)

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................              $ 36,241   $   23,615                   $ 50,181   $   30,954
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................               (0.32)%        0.41%(a)                 (0.82)%      (0.09)%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................               (0.58)%      (0.47%)(a)                 (1.08)%      (0.97)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................                 2.36%        2.40%(a)                   2.86%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................                 2.62%        3.28%(a)                   3.12%        3.78%(a)
Portfolio turnover rate (e)...


------------------
* The per share amount does not correspond with the net realized and unrealized gain for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.


+ Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.59 and $0.59, respectively, for the period ended October 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994, to October 31, 1994. Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the period ended October 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994, to October 31, 1994. Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Natural Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the period ended October 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994, to October 31, 1994.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.


(e) GT Global Infrastructure Fund invests only in GT Global Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Infrastructure Portfolio.


                               Prospectus Page 14

                             GT GLOBAL THEME FUNDS

                        GT GLOBAL NATURAL RESOURCES FUND


                                                         CLASS A                                  CLASS B
                                          --------------------------------------   --------------------------------------
                                                                       MAY 31,                                  MAY 31,
                                                                         1994                                     1994
                                                                      (COMMENCEMENT                            (COMMENCEMENT
                                                                          OF                                       OF
                                                                      OPERATIONS)                              OPERATIONS)
                                                                      TO                                       TO
                                           YEAR ENDED OCTOBER 31,      OCTOBER      YEAR ENDED OCTOBER 31,      OCTOBER
                                          -------------------------      31,       -------------------------      31,
                                             1996          1995          1994         1996          1995          1994
                                          -----------   -----------   ----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....                 $    12.41    $  11.43                   $    12.38    $  11.43
                                          -----------   -----------   ----------   -----------   -----------   ----------
  Income from investment operations:
  Net investment income (loss)+.........                       0.04        0.06                        (0.02)       0.03
  Net realized and unrealized gain
   (loss) on investments................                      (0.98)       0.92                        (0.98)       0.92
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net increase (decrease) from investment
 operations.............................                      (0.94)       0.98                        (1.00)       0.95
                                          -----------   -----------   ----------   -----------   -----------   ----------
Distributions to shareholders:
  From net investment income............                      (0.03)       0.00                        (0.02)       0.00
                                          -----------   -----------   ----------   -----------   -----------   ----------
    Total distributions.................                      (0.03)       0.00                        (0.02)       0.00
Net asset value, end of period..........                 $    11.44    $  12.41                   $    11.36    $  12.38
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------
Total investment return (c).............                      7.58%       8.57%(b)                     (8.05)%     8.31%(b)

Ratios and supplemental data:
Net assets, end of period (in 000's)....                 $   12,598    $ 14,797                   $   13,978    $ 13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Manager.......                      0.41%       2.63%(a)                   (0.09)%       2.13%(a)
  Without expense reductions and
   reimbursement from the Manager.......                    (0.69)%       0.65%(a)                   (1.19)%       0.15%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Manager.......                      2.37%       2.40%(a)                     2.87%       2.90%(a)
  Without expense reductions and
   reimbursement from the Manager.......                      3.47%       4.38%(a)                     3.97%       4.88%(a)
Portfolio turnover rate (e).............


------------------
* The per share amount does not correspond with the net realized and unrealized gain for the period due to the timing of the sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.


+ Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.59 and $0.59, respectively, for the period ended October 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994, to October 31, 1994. Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the period ended October 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994, to October 31, 1994. Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Natural Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the period ended October 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994, to October 31, 1994.


(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.


(e) GT Global Natural Resources Fund invests only in GT Global Natural Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Natural Resources Portfolio.


                               Prospectus Page 15

                             GT GLOBAL THEME FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of each Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Make Exchanges." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

CLASS A SHARES. Class A shares of each Fund are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.

CLASS B SHARES. Class B shares of each Fund are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in that Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of each Fund should cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of a Fund to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees on the Class A shares of a Fund. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately nine years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time an investment is made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.


REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.


WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for certain eligible purchasers and these purchasers'

                               Prospectus Page 16

                             GT GLOBAL THEME FUNDS
entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Funds.

See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation," and "Calculation of Net Asset Value" for other differences between these two classes.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------


                             INVESTMENT OBJECTIVES
                                  AND POLICIES


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.



At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.



GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.



The Manager believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In


                               Prospectus Page 17

                             GT GLOBAL THEME FUNDS

addition, in the Manager's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Manager expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.


INFRASTRUCTURE FUND

The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.



At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries.



GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Manager's judgment, constitute services significant to the development of a country's infrastructure.



The Manager believes that a country's infrastructure is one key to the long-term success of that country's economy. The Manager believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Manager believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.



In the developed countries of North America, Europe, Japan and the south Pacific, the Manager expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Manager's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.



The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.


NATURAL RESOURCES FUND

The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund.


At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire

                               Prospectus Page 18

                             GT GLOBAL THEME FUNDS

such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the natural resource industries.



GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Manager's opinion are significant to the ownership and development of natural resources and other basic commodities.



The Manager believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Manager believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.



The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Manager believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

CONSUMER PRODUCTS AND SERVICES FUND

The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.



At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.



GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: (i) durable goods, such as homes, household goods, automobiles, boats, furniture and appliances, and computers; (ii) non-durable goods, such as food and beverages and apparel; (iii) media, entertainment, broadcasting, publishing and sports-related goods and services, such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging; and (iv) goods and services to companies in the foregoing industries such as advertisers, textile companies and distribution and shipping companies.


The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time

                               Prospectus Page 19

                             GT GLOBAL THEME FUNDS

to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.



The Manager also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Manager's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.


HEALTH CARE FUND

The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world.



At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.



GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.


The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


The Manager believes that the global health care industries offer attractive long-term supply/demand dynamics. While the U.S., Western Europe, and Japan presently account for over 90% of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Manager believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Manager's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.



In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Manager believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.


TELECOMMUNICATIONS FUND
The Telecommunications Fund's investment objective is long-term growth of capital. The

                               Prospectus Page 20
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                             GT GLOBAL THEME FUNDS

Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industry.



GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. The telecommunications industry is composed of a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Manager will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.



Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.



The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.



For these reasons, the Manager believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Manager uses its financial expertise in markets located throughout the world and the substantial global resources of Liechtenstein Global Trust in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Manager seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.



The Manager allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the


                               Prospectus Page 21

                             GT GLOBAL THEME FUNDS
Health Care Fund's and the Consumer Products and Services Portfolio's total assets.


In analyzing specific companies for possible investment, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



In assessing companies for the Natural Resources Portfolio, the Manager will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations, the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.



PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares.



A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.


A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.


SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Theme Portfolios to retain ownership of


                               Prospectus Page 22

                             GT GLOBAL THEME FUNDS

the securities loaned and, at the same time, earn additional income that may be used to offset a Theme Portfolio's custody fees. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Theme Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to that Theme Portfolio's portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.



In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Manager intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.



Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


                               Prospectus Page 23

                             GT GLOBAL THEME FUNDS


                                  RISK FACTORS


--------------------------------------------------------------------------------


GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



Because of the focus of each Theme Portfolio on its industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered as a complete investment program.



FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services of this industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, government regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.



Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.



The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.



Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition, from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.


                               Prospectus Page 24

                             GT GLOBAL THEME FUNDS


INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO.


Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services of this industry. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.



In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.



NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.



In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate.


Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

The value of the Natural Resources Portfolio's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Portfolio's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Portfolio's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.


CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies, relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may


                               Prospectus Page 25

                             GT GLOBAL THEME FUNDS

have a material effect on the products and services of the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.



HEALTH CARE FUND. Health care industries generally are subject to substantial government regulation and approval of its products and services. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by health care companies and therefore could affect the performance of the Health Care Fund. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.



TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services of this industry. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.



FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


Each Theme Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.



The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.



LOWER QUALITY DEBT SECURITIES. The Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.


Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB,

                               Prospectus Page 26

                             GT GLOBAL THEME FUNDS

B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.


ILLIQUID SECURITIES. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund each may invest up to 15% of its net assets, and the Health Care Fund up to 10% of its total assets, in securities for which no readily available market exists, so-called "illiquid securities." The Manager believes that carefully selected investments in joint ventures,


                               Prospectus Page 27

                             GT GLOBAL THEME FUNDS

cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to limit investment risk, each of the Theme Portfolios will invest no more than 5% of its total assets in Special Situations.



Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions;
(6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.



OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus, and in the Statement of Additional Information, are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.



The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any,


                               Prospectus Page 28

                             GT GLOBAL THEME FUNDS

is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.



OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations which is not approved by the Board or the shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment adviser to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.



In addition to selling its interest to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of large investors in its corresponding Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns; and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.


                               Prospectus Page 29

                             GT GLOBAL THEME FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 ($25 for IRAs, Code Section 403 (b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUNDS. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker, at the investor's option subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."
Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Funds' distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided

                               Prospectus Page 30

                             GT GLOBAL THEME FUNDS
in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES


Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:


                   SALES CHARGE AS PERCENTAGE OF        DEALER
AMOUNT OF                                             REALLOWANCE
PURCHASE           ------------------------------    AS PERCENTAGE
AT THE PUBLIC        OFFERING           NET             OF THE
OFFERING PRICE         PRICE        INVESTMENT      OFFERING PRICE
-----------------  -------------  ---------------  -----------------
Less than
  $50,000........          4.75%           4.99%            4.25%
$50,000 but less
  than
  $100,000.......          4.00%           4.17%            3.50%
$100,000 but less
  than
  $250,000.......          3.00%           3.09%            2.75%
$250,000 but
  less than
  $500,000.......          2.00%           2.04%            1.75%
$500,000 or
  more...........          0.00%           0.00%           *

* GT Global will pay the following commissions to brokers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.


All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."


From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."


The following purchases may be aggregated for purposes of determining the "Amount of Purchase":



(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years, including purchases in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including Section 401(k) plans, and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored

                               Prospectus Page 31

                             GT GLOBAL THEME FUNDS
by organizations which have at least 100 but less than 1,000 employees.


(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies comprising Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers which have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of a Fund's shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Funds' shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.

(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October, 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


(xiii) An investor purchasing shares of a Fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of that Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their broker/ dealers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of a Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held

                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS
by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their broker/dealer, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of a Fund and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).


CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.



Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net


                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS

asset value of such shares at the time of redemption by the applicable percentage shown in the table below.


                             CONTINGENT DEFERRED SALES CHARGE
                             AS A PERCENTAGE OF THE LESSER OF
                             NET ASSET VALUE AT REDEMPTION OR
     REDEMPTION DURING          THE ORIGINAL PURCHASE PRICE
---------------------------  ---------------------------------
1st Year Since Purchase....                      5%
2nd Year Since Purchase....                      4%
3rd Year Since Purchase....                      3%
4th Year Since Purchase....                      3%
5th Year Since Purchase....                      2%
6th year Since Purchase....                      1%
Thereafter.................                      0%


In determining whether a contingent deferred sales charge is applicable it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of holding period will be measured from the date of original purchase.


For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge, the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at the contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS


The contingent deferred sales charge will be waived for (1) exchanges, as described below; (2) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption; (8) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in Fund shares; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and


                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS

(15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Funds. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their brokers or GT Global for more information.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not


                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS

request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers may charge a fee for establishing accounts relating to the Program. Investors should contact their brokers or GT Global for more information.


                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of any Fund may be exchanged for shares of the same class of any of the other GT Global Mutual Funds (including the other Funds), based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND WILL RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL WORLDWIDE GROWTH FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND

      -- GT GLOBAL LATIN AMERICA GROWTH FUND

      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND

      -- GT GLOBAL AMERICA MID CAP GROWTH
         FUND

      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



An investor interested in making an exchange should contact his broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain broker/dealers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Funds' or GT Global's refusal to accept further purchase and exchange orders from the investor or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of the Funds, Class A shares will be redeemed first unless the shareholder specifically requests otherwise.



REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers who sell shares of the Funds may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name" the redemption must be made through the broker/dealer. Broker/ dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the Funds' shares' net asset value next determined after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/ dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/ dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.



REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT

                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS
Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his broker/dealer or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until they have assured themselves that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "Dividends, Other Distributions and Federal Income Taxation -- Taxes" and "How to Redeem Shares;" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
    ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is the value of each such Fund's investment in its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the lower expenses borne by the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain

                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS
(the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.
Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS
otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of such Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively, and have approved contracts with various financial organizations to provide certain services required by each Fund. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays the Manager administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays the Manager a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays the Manager a fee


                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS

computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Theme Portfolio pays all expenses not assumed by the Manager, GT Global or other agents. The Manager and GT Global have undertaken to limit each Theme Portfolio's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.40% and 2.90% of the average daily net assets of each Fund's Class A and Class B Shares, respectively.



The Manager also serves as each Theme Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of
------------, 1997, the Manager and its worldwide asset management affiliates manage approximately $
-- billion. In the United States, as of
------------, 1997, the Manager manages or administers approximately $
-- billion of GT Global Mutual Funds. As of
------------, 1997, assets entrusted to Liechtenstein Global Trust total approximately $80 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS

The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:

                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).
                                                                                 From 1990 to 1992, Mr. Ellman was
                                                                                 employed by the Federal Reserve Bank
                                                                                 of New York as an international bank
                                                                                 examiner.

                                           GLOBAL INFRASTRUCTURE PORTFOLIO


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
David L. Sherry                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA). From 1990 to 1992, he was
                                                                                 a student at University of California
                                                                                 at Los Angeles Graduate School of
                                                                                 Business (where he received a Master
                                                                                 of Business Administration).

Michael Mahoney                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.

                                          GLOBAL NATURAL RESOURCES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.


                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS

                                   GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                               GLOBAL HEALTH CARE FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Yellen                          Portfolio Manager since 1996            Research analyst for the Manager from
 San Francisco                                                                   1994 to 1996. From 1991 to 1994, Mr.
                                                                                 Yellen was a securities analyst and
                                                                                 co-portfolio manager for Franklin
                                                                                 Resources, Inc. (San Mateo, CA).
                                                                                 Prior thereto, Mr. Yellen was a
                                                                                 student at Stanford University, where
                                                                                 he received a Bachelor's Degree in
                                                                                 International Relations.

                                            GLOBAL TELECOMMUNICATIONS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Mahoney                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.

David L. Sherry                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).

A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).


                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS


In placing orders for the Theme Portfolios' securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any Liechtenstein Global Trust affiliates.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Funds' Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco,
CA 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.


GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of a Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealer. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of such Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of each such Fund's Class A shares, less any amounts paid by that Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as such Plan continues in effect.

GT Global's service and distribution expenses include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were

                               Prospectus Page 47

                             GT GLOBAL THEME FUNDS
prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection by the Board of Directors of the Company's independent accountants.
Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Each Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of each Fund and of the Company's other funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund, 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of

                               Prospectus Page 48

                             GT GLOBAL THEME FUNDS
each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.


Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.


In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data will reflect past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the


                               Prospectus Page 49

                             GT GLOBAL THEME FUNDS

Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Portfolios, Health Care Fund and Telecommunications Fund.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 50

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 51

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 52

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 53

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 54

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                   THEPR610050MC

                             GT GLOBAL INCOME FUNDS

                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------


GT GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.


GT GLOBAL STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.


GT GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Global High Income Portfolio ("Portfolio"), which in turn, invests in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.



There can be no assurance that any Fund or the Portfolio will achieve its investment objectives. The investment experience of the High Income Fund will correspond directly with the investment experience of the Portfolio.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolio are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.


The Funds are designed for long-term investors and not as trading vehicles, do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."

THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS AND THE GLOBAL HIGH INCOME PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS."


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling (800) 824-1580.


FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Alternative Purchase Plan.................................................................         12
Investment Objectives and Policies........................................................         13
Risk Factors..............................................................................         23
How To Invest.............................................................................         28
How To Make Exchanges.....................................................................         35
How to Redeem Shares......................................................................         36
Shareholder Account Manual................................................................         39
Calculation of Net Asset Value............................................................         40
Dividends, Other Distributions and Federal Income Taxation................................         40
Management................................................................................         42
Other Information.........................................................................         46
Appendix A -- Description of Debt Ratings.................................................         49


                               Prospectus Page 2

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.



The Funds and the Portfolio:   The Government Income Fund, the Strategic Income Fund and the High
                               Income Fund (each a "Fund," and collectively, the "Funds") is each a  non-  diversified series  of G.T.  Investment Funds,  Inc. (the
                               "Company"), a Maryland corporation.

Investment Objectives:         The Government Income Fund primarily seeks high current income and
                               secondarily  seeks   capital   appreciation  and   protection   of
                               principle. The Strategic Income Fund and the High Income Fund seek high current income and secondarily seek capital appreciation.
Principal Investments:         The  Government Income Fund invests primarily in high quality U.S.
                               and foreign government debt obligations.
                               The  Strategic  Income  Fund  allocates  its  assets  among   debt
                               securities  of issuers  in: (1)  the United  States; (2) developed
                               foreign  countries;  and   (3)  emerging   markets,  and   selects
                               particular  securities  in  each sector  based  on  their relative investment merit.
                               The High Income Fund invests all  of its investable assets in  the
                               Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.
Principal Risk Factors:        There is no assurance that the Funds or the Portfolio will achieve their  investment  objectives. The  Funds'  net asset  values will fluctuate, reflecting fluctuations  in the market  value of  their portfolio holdings.

                               Investments  in  foreign  securities  involve  risks  relating  to political and  economic developments  abroad and  the  differences between  the  regulations to  which U.S.  and foreign  issuers are subject. Individual foreign economies also may differ favorably or unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect a Fund's  or the Portfolio's net asset value,  earnings  and  gains  and  losses  realized  on  sales  of securities. Securities of foreign companies may be less liquid and their  prices more volatile than those of securities of comparable
                               U.S. companies.

                               Each  Fund  and  the  Portfolio  may  engage  in  certain  foreign currency,  options and  futures transactions  to attempt  to hedge
                               against  the  overall  level  of  investment  and  currency   risk
                               associated   with  its   present  or   planned  investments.  Such
                               transactions involve certain risks and transaction costs.

                               The Strategic  Income Fund  may  invest up  to  50% of  its  total assets, and the Global High Income Portfolio may invest up to 100%
                               of  its total  assets, in  debt securities  rated below investment grade or,  if  not rated,  determined  by  the Manager  to  be  of comparable  quality. The  Portfolio will normally  invest at least
                               65% of its total assets in debt securities of issuers in  emerging markets.  See  "Investment  Objectives  and  Policies"  and  "Risk
                               Factors."
Investment Manager:            The Manager is part of  Liechtenstein Global Trust, a provider  of global  asset management and private banking products and services
                               to  individual   and  institutional   investors,  entrusted   with
                               approximately $ -- billion in total assets as of ------, 1997. The
                               Manager  and  its worldwide  asset management  affiliates maintain fully-staffed investment offices in Frankfurt, Hong Kong,  London,
                               New York, San Francisco, Singapore, Sydney, Tokyo and Toronto. See
                               "Management."


                               Prospectus Page 3

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure.
  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of each Fund's Class A shares.
  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of each Fund's Class B shares.
Shares Available Through:      Shares  of  each  Fund's   common  stock  are  available   through
                               broker/dealers  who have  entered into  agreements to  sell shares with the Funds' distributor, GT Global, Inc. ("GT Global"). Shares also may  be  acquired  directly  through  GT  Global  or  through exchanges  of shares of the other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual."
Exchange Privileges:           Shares of one  Fund may be  exchanged without a  sales charge  for shares of the corresponding class of other GT Global Mutual Funds, which  are open-end management investment companies advised and/or administered by  the  Manager. See  "How  to Make  Exchanges"  and
                               "Shareholder Account Manual."
Redemptions:                   Shares may be redeemed either through broker/dealers or the Funds'
                               transfer  agent,  GT  Global  Investor  Services,  Inc. ("Transfer
                               Agent"). See  "How  to  Redeem Shares"  and  "Shareholder  Account
                               Manual."
Dividends and Other            Dividends   paid  monthly  from  net  investment  income  and  net
  Distributions:               short-term capital gains; other  distributions paid annually  from net capital gain and net gains from foreign currency transactions, if any.
Reinvestment:                  Dividends  and  distributions may  be reinvested  automatically in
                               Fund shares  of  the  distributing  class  or  in  shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge.
First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).
Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans).
Net Asset Values:              Class  A and Class  B shares of  Government Income Fund, Strategic
                               Income Fund and High Income Fund are quoted daily in the financial section of most newspapers.
Other Features:
  Class A Shares               Letter of Intent                  Reinstatement Privilege
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                               Portfolio Rebalancing Program     Dollar Cost Averaging Program
  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 4

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of each Fund, the annual operating expenses for the Government Income Fund, and the Strategic Income Fund, and the aggregate annual operating expenses for the High Income Fund and the Portfolio are reflected in the following tables (1):



                                                                  GOVERNMENT     STRATEGIC INCOME    HIGH INCOME
                                                                 INCOME FUND           FUND              FUND
                                                               ----------------  ----------------  ----------------
                                                               CLASS A  CLASS B  CLASS A  CLASS B  CLASS A  CLASS B
                                                               -------  -------  -------  -------  -------  -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of
    offering price)..........................................   4.75%     None    4.75%     None    4.75%     None
  Sales charges on reinvested distributions to
    shareholders.............................................    None     None     None     None     None     None
  Maximum deferred sales charge (as a % of net asset value at
    time of purchase or sale, whichever is less).............    None     5.0%     None     5.0%     None     5.0%
  Redemption charges.........................................    None     None     None     None     None     None
  Exchange fees:
    -- On first four exchanges each year.....................    None     None     None     None     None     None
    -- On each additional exchange...........................    $7.50    $7.50    $7.50    $7.50    $7.50    $7.50

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..............       %        %        %        %        %        %
  12b-1 distribution and service fees........................       %        %        %        %        %        %
  Other expenses.............................................       %        %        %        %        %        %
                                                               -------  -------  -------  -------  -------  -------
  Total Fund Operating Expenses..............................       %        %        %        %        %        %
                                                               -------  -------  -------  -------  -------  -------
                                                               -------  -------  -------  -------  -------  -------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:


                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Government Income Fund
  Class A Shares (4).....................................................................  $       $      $       $
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $       $      $       $
    Assuming no redemption...............................................................  $       $      $       $
Strategic Income Fund
  Class A Shares (4).....................................................................  $       $      $       $
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $       $      $       $
    Assuming no redemption...............................................................  $       $      $       $
High Income Fund
  Class A Shares (4).....................................................................  $       $      $       $
  Class B Shares
    Assuming a complete redemption at end of period (5)..................................  $       $      $       $
    Assuming no redemption...............................................................  $       $      $       $


--------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."



(3) Expenses are based on the Funds' fiscal year ended October 31, 1996. "Other Expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Funds also offer Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 disribution or service fees.



(4) Assumes payment of maximum sales charge by the investor.



(5) Assumes deduction of the applicable contingent deferred sales charge.


                               Prospectus Page 5

                             GT GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Government Income Fund, the Strategic Income Fund, and the High Income Fund offered through this Prospectus, for the periods shown. For the period March 29, 1988 (commencement of operations) to October 22, 1992, the Strategic Income Fund was known as G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1996 and each of the preceding four years have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                             GOVERNMENT INCOME FUND

                                                                       CLASS A+
                                  -----------------------------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                  -----------------------------------------------------------------------------------
                                    1996    1995(C)   1994(c)    1993(c)      1992       1991       1990       1989
                                  --------  --------  --------   --------   --------   --------   --------   --------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................            $   8.63  $  11.07   $   9.83   $  10.29   $  10.46   $  10.45   $  10.86
                                  --------  --------  --------   --------   --------   --------   --------   --------
Income from investment
 operations:
  Net investment income.........                0.62      0.65       0.74       0.92       0.99       1.18       1.15
  Net realized and unrealized
   gain (loss) on investments...                0.15     (1.52)      1.34      (0.31)     (0.07)     (0.02)     (0.35)
                                  --------  --------  --------   --------   --------   --------   --------   --------
  Net increase (decrease)
   resulting from investment
   operations...................                0.77     (0.87)      2.08       0.61       0.92       1.16       0.80
                                  --------  --------  --------   --------   --------   --------   --------   --------
Distributions:
  Net investment income.........               (0.59)    (0.65)     (0.74)     (0.83)     (1.00)     (1.15)     (1.20)
  Net realized gain on
   investments..................               (0.00)    (0.27)     (0.00)     (0.13)     (0.09)     (0.00)     (0.00)
  In excess of net realized gain
   on investments...............               (0.00)    (0.55)     (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
  Return of capital.............               (0.00)    (0.10)     (0.00)     (0.00)     (0.00)     (0.00)     (0.00)
  Sources other than net
   investment income............               (0.00)    (0.00)     (0.10)     (0.11)     (0.00)     (0.00)     (0.01)
                                  --------  --------  --------   --------   --------   --------   --------   --------
    Total distributions.........               (0.59)    (1.57)     (0.84)     (1.07)     (1.09)     (1.15)     (1.21)
                                  --------  --------  --------   --------   --------   --------   --------   --------
Net asset value, end of period..            $   8.81  $   8.63   $  11.07   $   9.83   $  10.29   $  10.46   $  10.45
                                  --------  --------  --------   --------   --------   --------   --------   --------
                                  --------  --------  --------   --------   --------   --------   --------   --------
Total investment return(d)......                9.22%    (8.87)%     21.9%       6.3%       9.4%      11.9%       7.2%
                                  --------  --------  --------   --------   --------   --------   --------   --------
                                  --------  --------  --------   --------   --------   --------   --------   --------
Ratios and supplemental data:
Net assets, end of period (in
 000's).........................            $385,404  $502,094   $708,301   $623,387   $399,200   $259,726   $122,526
Ratio of net investment income
 to average net assets..........                6.98%     6.87%       7.1%       9.0%       9.5%      11.4%      10.7%
Ratio of expenses to average net
 assets:
  With expense reductions.......                1.35%     1.33%       1.4%       1.6%       1.6%       1.8%       1.7%
  Without expense reductions....                1.38%       --%**       --%**       --%**       --%**       --%**       --%**
Portfolio turnover rate +++.....                 385%      625%       495%       351%       326%       334%       413%


                                  MARCH 29, 1988
                                    (COMMENCE-
                                     MENT OF
                                  OPERATIONS) TO
                                   OCTOBER 31,
                                       1988
                                  --------------
Per Share Operating Performance:
Net asset value, beginning of
 period.........................     $11.43
                                  --------------
Income from investment
 operations:
  Net investment income.........       0.49*
  Net realized and unrealized
   gain (loss) on investments...      (0.44)
                                  --------------
  Net increase (decrease)
   resulting from investment
   operations...................       0.05
                                  --------------
Distributions:
  Net investment income.........      (0.49)
  Net realized gain on
   investments..................      (0.12)
  In excess of net realized gain
   on investments...............      (0.00)
  Return of capital.............      (0.00)
  Sources other than net
   investment income............      (0.01)
                                  --------------
    Total distributions.........      (0.62)
                                  --------------
Net asset value, end of period..     $10.86
                                  --------------
                                  --------------
Total investment return(d)......        1.1%(a)
                                  --------------
                                  --------------
Ratios and supplemental data:
Net assets, end of period (in
 000's).........................     $57,063
Ratio of net investment income
 to average net assets..........       7.41%(b)*
Ratio of expenses to average net
 assets:
  With expense reductions.......        1.8%(b)*
  Without expense reductions....         --%**
Portfolio turnover rate +++.....        291%(b)

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
++   Commencing October 22, 1992, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.
** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.
(a)  Not annualized.
(b)  Annualized.
(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(d)  Total investment return does not include sales charges.


                               Prospectus Page 6

                             GT GLOBAL INCOME FUNDS


                             GOVERNMENT INCOME FUND
                                  (CONTINUED)


                                                                                                  CLASS B++
                                                                                ---------------------------------------------
                                                                                           YEAR ENDED OCTOBER 31,
                                                                                ---------------------------------------------
                                                                                  1996    1995(C)     1994(c)       1993(c)
                                                                                --------  --------  -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period..........................................            $   8.64   $    11.07    $     9.83
                                                                                --------  --------  -----------   -----------
Income from investment operations:
  Net investment income.......................................................                0.55         0.59          0.67
  Net realized and unrealized gain (loss) on investments......................                0.14        (1.52)         1.34
                                                                                --------  --------  -----------   -----------
  Net increase (decrease) resulting from investment operations................                0.69        (0.93)         2.01
                                                                                --------  --------  -----------   -----------
Distributions:
  Net investment income.......................................................               (0.53)       (0.59)        (0.67)
  Net realized gain on investments............................................               (0.00)       (0.27)        (0.00)
  In excess of net realized gain on investments...............................               (0.00)       (0.54)        (0.00)
  Return of capital...........................................................               (0.00)       (0.10)        (0.00)
  Sources other than net investment income....................................               (0.00)       (0.00)        (0.10)
                                                                                --------  --------  -----------   -----------
    Total distributions.......................................................               (0.53)       (1.50)        (0.77)
                                                                                --------  --------  -----------   -----------
Net asset value, end of period................................................            $   8.80   $     8.64    $    11.07
                                                                                --------  --------  -----------   -----------
                                                                                --------  --------  -----------   -----------
Total investment return(d)....................................................               8.22%        (9.39)%        21.1%
                                                                                --------  --------  -----------   -----------
                                                                                --------  --------  -----------   -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........................................            $235,481   $  262,405    $  182,972
Ratio of net investment income to average net assets..........................                6.33%        6.22%          6.5%
Ratio of expenses to average net assets:
  With expense reductions.....................................................                2.00%        1.98%          2.0%
  Without expense reductions..................................................                2.03%          --%**          --%**
Portfolio turnover rate +++...................................................                 385%         625%          495%


                                                                                OCTOBER 22,
                                                                                  1992 TO
                                                                                OCTOBER 31,
                                                                                   1992
                                                                                -----------
Per Share Operating Performance:
Net asset value, beginning of period..........................................    $  9.87
                                                                                -----------
Income from investment operations:
  Net investment income.......................................................       0.02
  Net realized and unrealized gain (loss) on investments......................      (0.06)
                                                                                -----------
  Net increase (decrease) resulting from investment operations................      (0.04)
                                                                                -----------
Distributions:
  Net investment income.......................................................      (0.00)
  Net realized gain on investments............................................      (0.00)
  In excess of net realized gain on investments...............................      (0.00)
  Return of capital...........................................................      (0.00)
  Sources other than net investment income....................................      (0.00)
                                                                                -----------
    Total distributions.......................................................      (0.00)
                                                                                -----------
Net asset value, end of period................................................    $  9.83
                                                                                -----------
                                                                                -----------
Total investment return(d)....................................................       (0.4)%(a)
                                                                                -----------
                                                                                -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)..........................................    $ 2,624
Ratio of net investment income to average net assets..........................        8.0%(b)
Ratio of expenses to average net assets:
  With expense reductions.....................................................        1.9%(b)
  Without expense reductions..................................................         --%**
Portfolio turnover rate +++...................................................        351%


------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


*   Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.


** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a) Not annualized.

(b) Annualized.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

                               Prospectus Page 7

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND

                                                                         CLASS A+
                                  --------------------------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                  --------------------------------------------------------------------------------------
                                    1996    1995(C)     1994      1993(c)      1992        1991        1990       1989
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Per Share Operating Performance:
Net asset value, beginning of
  period........................            $  10.88  $  13.61   $   11.25   $   10.91   $   11.20   $   11.17  $  11.25
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Income from investment
  operations:
  Net investment income.........                0.97      0.79        0.96        0.86        0.84*       1.04*     0.82*
  Net realized and unrealized
   gain (loss) on investments...               (0.69)    (2.14)       2.85        0.31       (0.02)      (0.17)    (0.10)
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
  Net increase (decrease) from
   investment operations........                0.28     (1.35)       3.81        1.17        0.82        0.87      0.72
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Distributions:
  Net investment income.........               (0.80)    (0.79)      (0.96)      (0.83)      (0.60)      (0.84)    (0.80)
  Net realized gain on
   investments..................                  --     (0.38)      (0.37)      (0.00)      (0.51)      (0.00)    (0.00)
  Return of capital.............               (0.04)    (0.21)      (0.00)      (0.00)      (0.00)      (0.00)    (0.00)
  Sources other than net
   investment income............                  --     (0.00)      (0.12)      (0.00)      (0.00)      (0.00)    (0.00)
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
    Total distributions.........               (0.84)    (1.38)      (1.45)      (0.83)      (1.11)      (0.84)    (0.80)
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Net asset value, end of period..            $  10.32  $  10.88   $   13.61   $   11.25   $   10.91   $   11.20  $  11.17
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
Total investment return(d)......                3.06%   (10.44)%      37.0%       11.1%        7.7%        8.3%      6.8%
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------
                                  --------  --------  --------   ---------   ---------   ---------   ---------  --------

Ratios and supplemental data:
Net assets, end of period (in
  000's)........................            $188,165  $275,241   $ 287,870   $  83,849   $  55,967   $  44,545  $ 37,820
Ratio of net investment income
  to average net assets.........                9.64%     6.74%        7.2%        7.6%        7.2%*       9.6%*      7.7%*
Ratio of expenses to average net
  assets:
  With expense reductions.......                1.42%     1.40%        1.7%        1.8%        1.9%*       1.9%*      1.8%*
  Without expense reductions....                1.45%       --%**        --%**        --%**        --%**        --%**       --%**
Ratio of interest expenses to
  average net assets............                 N/A      0.10%        N/A         N/A         N/A         N/A       N/A
Portfolio turnover rate+++......                 238%      583%        310%        418%        630%        501%      385%


                                  MARCH 29, 1988
                                    (COMMENCE-
                                      MENT OF
                                  OPERATIONS) TO
                                    OCTOBER 31,
                                       1988
                                  ---------------
Per Share Operating Performance:
Net asset value, beginning of
  period........................    $  11.43
                                  ---------------
Income from investment
  operations:
  Net investment income.........        0.45*
  Net realized and unrealized
   gain (loss) on investments...       (0.24)
                                  ---------------
  Net increase (decrease) from
   investment operations........        0.21
                                  ---------------
Distributions:
  Net investment income.........       (0.39)
  Net realized gain on
   investments..................       (0.00)
  Return of capital.............       (0.00)
  Sources other than net
   investment income............       (0.00)
                                  ---------------
    Total distributions.........       (0.39)
                                  ---------------
Net asset value, end of period..    $  11.25
                                  ---------------
                                  ---------------
Total investment return(d)......         1.2%(a)
                                  ---------------
                                  ---------------
Ratios and supplemental data:
Net assets, end of period (in
  000's)........................    $ 21,830
Ratio of net investment income
  to average net assets.........         7.2%*(e)
Ratio of expenses to average net
  assets:
  With expense reductions.......         1.7%*(e)
  Without expense reductions....          --%**
Ratio of interest expenses to
  average net assets............         N/A
Portfolio turnover rate+++......         340%(e)


------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.


** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

                                                                   AVERAGE NUMBER OF
                                AMOUNT OF DEBT  AVERAGE AMOUNT OF    FUND'S SHARES    AVERAGE AMOUNT OF
                                OUTSTANDING AT  DEBT OUTSTANDING      OUTSTANDING      DEBT PER SHARE
                                END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD  DURING THE PERIOD
                                --------------  -----------------  -----------------  -----------------
                                                                         Class A --
Year Ended October 31, 1995...  $       0       $         0              21,156,980   $         0
                                                                         Class B --
                                                                         37,786,015

                               Prospectus Page 8

                             GT GLOBAL INCOME FUNDS


                             STRATEGIC INCOME FUND
                                  (CONTINUED)


                                                                                                   CLASS B++
                                                                                  -------------------------------------------
                                                                                            YEAR ENDED OCTOBER 31,
                                                                                  -------------------------------------------
                                                                                   1996    1995(C)    1994(C)       1993(c)
                                                                                  -------  -------  -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period............................................           $ 10.88   $    13.60    $    11.24
                                                                                  -------  -------  -----------   -----------
Income from investment operations:
  Net investment income.........................................................              0.91         0.73          0.89
  Net realized and unrealized gain (loss) on investments........................             (0.69)       (2.14)         2.85
                                                                                  -------  -------  -----------   -----------
  Net increase (decrease) from investment operations............................              0.22        (1.41)         3.74
                                                                                  -------  -------  -----------   -----------
Distributions:
  Net investment income.........................................................             (0.73)       (0.72)        (0.89)
  Net realized gain on investments..............................................                --        (0.38)        (0.37)
  Return of capital.............................................................             (0.04)       (0.21)        (0.00)
  Sources other than net investment income......................................                --        (0.00)        (0.12)
                                                                                  -------  -------  -----------   -----------
    Total distributions.........................................................             (0.77)       (1.31)        (1.38)
                                                                                  -------  -------  -----------   -----------
Net asset value, end of period..................................................           $ 10.33   $    10.88    $    13.60
                                                                                  -------  -------  -----------   -----------
                                                                                  -------  -------  -----------   -----------
Total investment return(d)......................................................              2.48%      (11.02)%        36.2%
                                                                                  -------  -------  -----------   -----------
                                                                                  -------  -------  -----------   -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)............................................           $357,852  $  458,550    $  310,431
Ratio of net investment income to average net assets............................              8.99%        6.09%          6.5%
Ratio of expenses to average net assets:
  With expense reductions.......................................................              2.07%        2.05%          2.4%
  Without expense reductions....................................................              2.10%          --%**          --%**
Ratio of interest expenses to average net assets................................               N/A         0.10%          N/A
Portfolio turnover rate+++......................................................               238%         583%          310%


                                                                                  OCTOBER 22,
                                                                                    1992 TO
                                                                                  OCTOBER 31,
                                                                                     1992
                                                                                  -----------
Per Share Operating Performance:
Net asset value, beginning of period............................................    $ 11.36
                                                                                  -----------
Income from investment operations:
  Net investment income.........................................................       0.01
  Net realized and unrealized gain (loss) on investments........................      (0.13)
                                                                                  -----------
  Net increase (decrease) from investment operations............................      (0.12)
                                                                                  -----------
Distributions:
  Net investment income.........................................................      (0.00)
  Net realized gain on investments..............................................      (0.00)
  Return of capital.............................................................      (0.00)
  Sources other than net investment income......................................      (0.00)
                                                                                  -----------
    Total distributions.........................................................      (0.00)
                                                                                  -----------
Net asset value, end of period..................................................    $ 11.24
                                                                                  -----------
                                                                                  -----------
Total investment return(d)......................................................       (1.1)%(a)
                                                                                  -----------
                                                                                  -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)............................................    $   533
Ratio of net investment income to average net assets............................        N/A(b)
Ratio of expenses to average net assets:
  With expense reductions.......................................................        N/A(b)
  Without expense reductions....................................................         --%**
Ratio of interest expenses to average net assets................................        N/A
Portfolio turnover rate+++......................................................        418%


------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.


** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

                                                                   AVERAGE NUMBER OF
                                AMOUNT OF DEBT  AVERAGE AMOUNT OF    FUND'S SHARES    AVERAGE AMOUNT OF
                                OUTSTANDING AT  DEBT OUTSTANDING      OUTSTANDING      DEBT PER SHARE
                                END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD  DURING THE PERIOD
                                --------------  -----------------  -----------------  -----------------
                                                                         Class A --
Year Ended October 31, 1995...  $       0       $         0              21,156,980   $         0
                                                                         Class B --
                                                                         37,786,015

                               Prospectus Page 9

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND


                                                                                                    CLASS A
                                                                            --------------------------------------------------------
                                                                                                                    OCTOBER 22, 1992
                                                                                                                     (COMMENCEMENT
                                                                                    YEAR ENDED OCTOBER 31,           OF OPERATIONS)
                                                                            --------------------------------------   TO OCTOBER 31,
                                                                              1996      1995    1994 (c)  1993 (c)        1992
                                                                            --------  --------  --------  --------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period......................................            $  12.56  $  14.92  $  11.43       $11.43
                                                                            --------  --------  --------  --------      -------
Income from investment operations:
  Net investment income...................................................                1.35      0.94      0.78         0.00
  Net realized and unrealized gain (loss) on investments..................               (1.09)    (1.87)     3.92         0.00
                                                                            --------  --------  --------  --------      -------
  Net increase (decrease) from investment operations......................                0.26     (0.93)     4.70         0.00
                                                                            --------  --------  --------  --------      -------
Distributions:
  Net investment income...................................................               (1.03)    (0.94)    (0.78)       (0.00)
  Net realized gain on investments........................................               (0.03)    (0.27)    (0.00)       (0.00)
  In excess of net realized gain on investments...........................                  --     (0.22)    (0.00)       (0.00)
  Sources other than net income...........................................                  --     (0.00)    (0.43)       (0.00)
  Return of capital.......................................................               (0.06)       --        --           --
                                                                            --------  --------  --------  --------      -------
    Total distributions...................................................               (1.12)    (1.43)    (1.21)       (0.00)
                                                                            --------  --------  --------  --------      -------
Net asset value, end of period............................................            $  11.70  $  12.56  $  14.92       $11.43
                                                                            --------  --------  --------  --------      -------
                                                                            --------  --------  --------  --------      -------
Total investment return(e)................................................                2.81%    (6.45)%     43.6%         0.0%(b)
                                                                            --------  --------  --------  --------      -------
                                                                            --------  --------  --------  --------      -------

Ratios and supplemental data:
Net assets, end of period (in 000's)......................................            $142,002  $167,974  $143,171       $  207
Ratio of net investment income (loss) to average net assets...............               11.85%     7.00%      6.4%         N/A(d)
Ratio of expenses to average net assets...................................                1.75%     1.57%      2.2%         N/A(d)
Ratio of interest expense to average net assets...........................                 N/A      0.22%      N/A          N/A
Portfolio turnover rate (f)...............................................


------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.


(e) Total investment return does not include sales charges.



(f) The High Income Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.


                                                                   AVERAGE NUMBER OF
                                AMOUNT OF DEBT  AVERAGE AMOUNT OF    FUND'S SHARES    AVERAGE AMOUNT OF
                                OUTSTANDING AT  DEBT OUTSTANDING      OUTSTANDING      DEBT PER SHARE
                                END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD  DURING THE PERIOD
                                --------------  -----------------  -----------------  -----------------
                                                                          Class A --
Year Ended October 31, 1995...  $       0       $         0               12,506,489  $         0
                                                                          Class B --
                                                                          18,165,351

                               Prospectus Page 10

                             GT GLOBAL INCOME FUNDS


                                HIGH INCOME FUND
                                  (CONTINUED)


                                                                                              CLASS B
                                                                               --------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
                                                                               --------------------------------------
                                                                                 1996      1995    1994 (c)  1993 (c)
                                                                               --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of period.........................................            $  12.56  $  14.90  $  11.43
                                                                               --------  --------  --------  --------
Income from investment operations:
  Net investment income......................................................                1.27      0.86      0.70
  Net realized and unrealized gain (loss) on investments.....................               (1.09)    (1.85)     3.90
                                                                               --------  --------  --------  --------
  Net increase (decrease) from investment operations.........................                0.18     (0.99)     4.60
                                                                               --------  --------  --------  --------
Distributions:
  Net investment income......................................................               (0.96)    (0.86)    (0.70)
  Net realized gain on investments...........................................               (0.03)    (0.27)    (0.00)
  In excess of net realized gain on investments..............................                  --     (0.22)    (0.00)
  Sources other than net income..............................................                  --     (0.00)    (0.43)
  Return of capital..........................................................               (0.06)       --        --
                                                                               --------  --------  --------  --------
    Total distributions......................................................               (1.05)    (1.35)    (1.13)
                                                                               --------  --------  --------  --------
Net asset value, end of period...............................................            $  11.69  $  12.56  $  14.90
                                                                               --------  --------  --------  --------
                                                                               --------  --------  --------  --------
Total investment return(e)...................................................                2.07%    (6.99)%     42.6%
                                                                               --------  --------  --------  --------
                                                                               --------  --------  --------  --------

Ratios and supplemental data:
Net assets, end of period (in 000's).........................................            $214,897  $232,423  $127,035
Ratio of net investment income (loss) to average net assets..................               11.20%     6.35%      5.8%
Ratio of expenses to average net assets......................................                2.40%     2.22%      2.8%
Ratio of interest expense to average net assets..............................                 N/A      0.22%      N/A
Portfolio turnover rate (f)..................................................

                                                                               OCTOBER 22, 1992
                                                                                (COMMENCEMENT
                                                                                OF OPERATIONS)
                                                                                TO OCTOBER 31,
                                                                                     1992
                                                                               ----------------
Per Share Operating Performance:
Net asset value, beginning of period.........................................       $11.43
                                                                                   -------
Income from investment operations:
  Net investment income......................................................         0.00
  Net realized and unrealized gain (loss) on investments.....................         0.00
                                                                                   -------
  Net increase (decrease) from investment operations.........................         0.00
                                                                                   -------
Distributions:
  Net investment income......................................................        (0.00)
  Net realized gain on investments...........................................        (0.00)
  In excess of net realized gain on investments..............................        (0.00)
  Sources other than net income..............................................        (0.00)
  Return of capital..........................................................           --
                                                                                   -------
    Total distributions......................................................        (0.00)
                                                                                   -------
Net asset value, end of period...............................................       $11.43
                                                                                   -------
                                                                                   -------
Total investment return(e)...................................................          0.0%(b)
                                                                                   -------
                                                                                   -------
Ratios and supplemental data:
Net assets, end of period (in 000's).........................................       $   53
Ratio of net investment income (loss) to average net assets..................          N/A(d)
Ratio of expenses to average net assets......................................          N/A(d)
Ratio of interest expense to average net assets..............................          N/A
Portfolio turnover rate (f)..................................................


------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.


(e) Total investment return does not include sales charges.



(f) The High Income Fund invests only in the Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the Portfolio.


                                                                   AVERAGE NUMBER OF
                                AMOUNT OF DEBT  AVERAGE AMOUNT OF    FUND'S SHARES    AVERAGE AMOUNT OF
                                OUTSTANDING AT  DEBT OUTSTANDING      OUTSTANDING      DEBT PER SHARE
                                END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD  DURING THE PERIOD
                                --------------  -----------------  -----------------  -----------------
                                                                          Class A --
Year Ended October 31, 1995...  $       0       $         0               12,506,489  $         0
                                                                          Class B --
                                                                          18,165,351

                               Prospectus Page 11

                             GT GLOBAL INCOME FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

CLASS A SHARES. Class A shares of each Fund are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.

CLASS B SHARES. Class B shares of each Fund are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in that Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of Class B shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of each Fund will cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class of shares of a Fund to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on a Fund's Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.


REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.


WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for

                               Prospectus Page 12

                             GT GLOBAL INCOME FUNDS
certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in a Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of a Fund.

See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for the Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.


ADVISOR CLASS SHARES. Advisor Class shares may be offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND

The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.


At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."


The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") or, if not rated, determined to be of comparable quality by the Manager. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.



The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Manager to be fully exchangable into U.S. dollars (or a multinational currency unit) without legal restriction.


                               Prospectus Page 13

                             GT GLOBAL INCOME FUNDS


The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (3) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.



STRATEGIC INCOME FUND


The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation.



The Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest.



The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Manager may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation. See "Risk Factors" for a description of the risks associated with investment in emerging market and other lower quality debt securities.


HIGH INCOME FUND

The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. The Fund seeks its objectives by investing all of its investable assets in the Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets.


The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.


The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.



Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds,


                               Prospectus Page 14

                             GT GLOBAL INCOME FUNDS

commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Manager's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.



OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the High Income Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio. The High Income Fund may redeem its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations which is not approved by the Board or the shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment adviser to manage the Fund's assets in accordance with the investment objectives, policies and limitations discussed herein with respect to the Portfolio.



In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company which invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.


Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objectives, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund.


                                GENERAL POLICIES



TEMPORARY DEFENSIVE STRATEGIES. The Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the


                               Prospectus Page 15

                             GT GLOBAL INCOME FUNDS
extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives.


In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments.



EMERGING MARKET SECURITIES. The Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Strategic Income Fund and the Portfolio will consider investment in the following emerging markets:



  Algeria         Greece         Peru
  Argentina       Hong Kong      Philippines
  Bolivia         Hungary        Poland
  Botswana        India          Portugal
  Brazil          Indonesia      Republic of
  Bulgaria        Israel         Slovakia
  Chile           Ivory Coast    Russia
  China           Jamaica        Singapore
  Colombia        Jordan         Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Malaysia       South Korea
  Czech           Mauritius      Sri Lanka
   Republic       Mexico         Swaziland
  Dominican       Morocco        Taiwan
   Republic       Nicaragua      Thailand
  Ecuador         Nigeria        Turkey
  Egypt           Oman           Uruguay
  El Salvador     Pakistan       Venezuela
  Finland         Panama         Zambia
  Ghana           Paraguay       Zimbabwe



The Strategic Income Fund and the Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.



As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.


ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. See "Risk Factors."


The Manager allocates the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, the Manager intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.



The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of


                               Prospectus Page 16

                             GT GLOBAL INCOME FUNDS

interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Manager may seek to protect a Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."



BRADY BONDS. The Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Panama, Peru and other emerging market countries. Approximately $139 billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil, Argentina and Mexico. Brady Bonds issued by Brazil, Argentina and Mexico currently are rated below investment grade. As of the date of this Prospectus, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.


The Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.


In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Fund and/or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward

                               Prospectus Page 17

                             GT GLOBAL INCOME FUNDS

commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% if its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.



The Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund or the Portfolio is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund or Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund or Portfolio can receive if the "when, as and if issued" security is in fact issued.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding.



Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when the Manager believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.



Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.


In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding

                               Prospectus Page 18

                             GT GLOBAL INCOME FUNDS
5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.


The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Strategic Income Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


The Strategic Income Fund and the Portfolio also may enter into "dollar rolls," in which the Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund or the Portfolio would forego principal and interest paid on such securities. The Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Strategic Income Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.

SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may lend their respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


ZERO COUPON SECURITIES. The Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund

                               Prospectus Page 19

                             GT GLOBAL INCOME FUNDS
or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

SYNTHETIC SECURITY POSITIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, the Manager might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



The Manager might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or the Manager might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



The Manager would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Manager believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Funds' or Portfolio's investment. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets. See "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.


                               Prospectus Page 20

                             GT GLOBAL INCOME FUNDS


In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that the Manager intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.



Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.



Although a Fund or the Portfolio might not enter into any such transactions, options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund or the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or the Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or the Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need of a Fund or the Portfolio to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.


SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

                               Prospectus Page 21

                             GT GLOBAL INCOME FUNDS


INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation.



OTHER INDEXED SECURITIES. The Government Income Fund, Strategic Income Fund and the Portfolio may invest in indexed securities (in addition to indexed commercial paper), which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Each Fund and Portfolio may invest in such securities to the extent consistent with its investment objectives.



ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total assets, and the Strategic Income Fund and the Portfolio up to 15% of their total assets, in securities for which no readily available market exists, so-called "illiquid securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable a Fund or the Portfolio to achieve capital appreciation substantially exceeding the appreciation a Fund or the Portfolio would realize if it did not make such investments.



Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Fund and the Portfolio are authorized to enter into options, futures and forward currency transactions, the Funds and the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions;
(6) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need


                               Prospectus Page 22

                             GT GLOBAL INCOME FUNDS

for a Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



OTHER INFORMATION. Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.



According to the Manager, as of December 31, 1996, over ---% of the value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Manager believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. issuers.



The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. The Funds' net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk.



Each Fund and the Portfolio is classified under the 1940 Act as a "non-diversified" fund; therefore, the Government Income Fund, the Strategic Income Fund, the High Income Fund (through its investment in the Portfolio) and the Portfolio each will be able, with respect to 50% of their total assets, to invest more than 5% of their total assets in obligations of one issuer. To the extent that a Fund or the Portfolio invests in a smaller number of issuers, the value of each Fund's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios.



FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform


                               Prospectus Page 23

                             GT GLOBAL INCOME FUNDS

accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Government Income and Strategic Income Funds' and the Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.


In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.


INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.


Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of

                               Prospectus Page 24

                             GT GLOBAL INCOME FUNDS
investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

                               Prospectus Page 25

                             GT GLOBAL INCOME FUNDS


The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Manager intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.


In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.


LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and substantially all the Portfolio's assets will be so invested. Such investments involve a high degree of risk.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such


                               Prospectus Page 26

                             GT GLOBAL INCOME FUNDS
issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/ or interest.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix" for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable

                               Prospectus Page 27

                             GT GLOBAL INCOME FUNDS
significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.


As of October 31, 1996, the Strategic Income Fund and the Portfolio had
---% and
---%, respectively, of their total net assets in debt securities that received a rating from Moody's and
---% and
---%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had ---% and
---%, respectively, of their total net assets in cash and cash items. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa --
---%, Aa --
---%, A --
---%, Baa --
---%, Ba --
---%, B --
---%, Caa --
---%, Ca --
---%, C --
---%. Included under the unrated category are securities comprising 26.2% of the Strategic Income Fund's total net assets which, while unrated, have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa (
---%); Ba (
---%); and B (
---%). The Portfolio had the following percentages of its total net assets invested in rated securities: Aaa --
---%, Aa --
---%, A --
---%, Baa --
---%, Ba --
---%, B --
---%, Caa --
---%, Ca --
---%, C --
---%. Included under the unrated category are securities comprising 56.3% of the Portfolio's total net assets which have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa ( ---%); Ba (
---%); and B (
---%). It should be noted that the allocation of the investments of the Strategic Income Fund and the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Strategic Income Fund or the Portfolio.


--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares.



Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Code Section 403(b)(7) and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). The Funds and GT Global reserve the right to reject any purchase order.


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."

                               Prospectus Page 28

                             GT GLOBAL INCOME FUNDS

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES


Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule.


                  SALES CHARGE AS PERCENTAGE OF
AMOUNT OF                                               DEALER
PURCHASE          ------------------------------    REALLOWANCE AS
AT THE PUBLIC       OFFERING           NET         PERCENTAGE OF THE
OFFERING PRICE        PRICE        INVESTMENT       OFFERING PRICE
----------------  -------------  ---------------  -------------------
Less than
  $50,000.......          4.75%           4.99%              4.25%
$50,000 but less
  than
  $100,000......          4.00%           4.17%              3.50%
$100,000 but
  less than
  $250,000......          3.00%           3.09%              2.75%
$250,000 but
  less than
  $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more..........          0.00%           0.00%              *

------------------
* GT Global will pay the following commissions to brokers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.


All shares purchased pursuant to a sales charge waiver based on the purchase equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."


From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on

                               Prospectus Page 29

                             GT GLOBAL INCOME FUNDS
Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/ dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."


The following purchases may be aggregated for purposes of determining the "Amount of Purchase":



(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21, including purchases in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual plans under Code Section 403(b) or a self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s).


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees.


(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies comprising of Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered

                               Prospectus Page 30

                             GT GLOBAL INCOME FUNDS
into an agreement with GT Global regarding such accounts.

(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October, 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


(xiii) An investor purchasing shares of a fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of the other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUND (OTHER THAN GT GLOBAL DOLLAR FUND).
LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.


For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more, can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI WILL APPLY ONLY TO CLASS A SHARES OF THE FUNDS AND SHARES OF ANY GT GLOBAL MUTUAL FUND THAT OFFERS A SINGLE CLASS OF SHARES (OTHER THAN GT GLOBAL DOLLAR FUND).



CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. If a shareholder within one year after the date of


                               Prospectus Page 31

                             GT GLOBAL INCOME FUNDS

purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or
(2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global. The waivers set forth under "Contingent Deferred Sales Charge Waivers" apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed.


                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.



Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.


                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                 REDEMPTION OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%


In determining whether a contingent deferred sales charge is applicable, it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of holding period will be measured from the date of original purchase.


For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                               Prospectus Page 32

                             GT GLOBAL INCOME FUNDS

                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS


The contingent deferred sales charge will be waived for: (1) exchanges, as described below; (2) redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption, and (8) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in Fund shares; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;
(13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


                             PROGRAMS APPLICABLE TO
                       CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.


A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will

                               Prospectus Page 33

                             GT GLOBAL INCOME FUNDS

be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their brokers or GT Global for more information.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers may charge a fee for establishing accounts relating to the Program. Investors should contact their brokers or GT Global for more information.


                               Prospectus Page 34

                             GT GLOBAL INCOME FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of each Fund may be exchanged for shares of the same class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL WORLDWIDE GROWTH FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND

      -- GT GLOBAL LATIN AMERICA GROWTH FUND

      -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND

      -- GT GLOBAL AMERICA MID CAP GROWTH FUND

      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year per Fund may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If a shareholder does not surrender all of his or her shares in an exchange, the remaining balance in the shareholder's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



An investor interested in making an exchange should contact his broker/dealer or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or to the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders from the shareholder or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 35

                             GT GLOBAL INCOME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares of each Fund may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of a Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.



REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of a Fund may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Broker/ dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next determined after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.



REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning a Fund's signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for

                               Prospectus Page 36

                             GT GLOBAL INCOME FUNDS
any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. CHECKWRITING -- GOVERNMENT INCOME FUND -- CLASS A SHARES. Class A shareholders of Government Income Fund may redeem their Government Income Fund shares by writing checks, a supply of which may be obtained through the Transfer Agent, against their Government Income Fund accounts. The minimum check amount is $300. When the check is presented to the Transfer Agent for payment, the Transfer Agent will cause the Government Income Fund to redeem a sufficient number of Class A shares to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until such time as the check is presented to the Transfer Agent for payment. Cancelled checks are not returned. However, such shareholders may obtain photocopies of their cancelled checks upon request. If a shareholder does not own sufficient Class A shares to cover a check, the check will be returned to the payee marked "nonsufficient funds." Checks written in amounts less than $300 also will be returned. The Government Income Fund and the Transfer Agent reserve the right to terminate or modify the checkwriting service at any time or to impose a service charge in connection with it.

Because the aggregate amount of Government Income Fund Class A shares owned by a shareholder is likely to change each day, shareholders should not attempt to redeem all of their Government Income Fund shares held in their accounts by using the check redemption procedure. Charges may be imposed for specially imprinted checks, business checks, copies of cancelled checks, stop payment orders, checks returned "nonsufficient funds" and checks returned because they are written for less than $300. These charges will be paid by redeeming automatically an appropriate number of Government Income Fund Class A shares.

Shareholders of Government Income Fund Class A shares who are interested in checkwriting should obtain the necessary forms by calling the Transfer Agent at the number provided in the Shareholder Account Manual. Checkwriting generally is not available to persons who hold Government Income Fund Class A shares in tax-deferred retirement plan accounts.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until

                               Prospectus Page 37

                             GT GLOBAL INCOME FUNDS

all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his broker/dealer or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 38

                             GT GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions, and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 39

                             GT GLOBAL INCOME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Funds calculate net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the High Income Fund is the value of its investment in the Portfolio) subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the lower expenses borne by the Advisor Class shares. It is expected, however, that the net asset value per share of the classes of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays monthly dividends from its net investment income, if any, which includes accrued interest, earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also normally annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


                               Prospectus Page 40

                             GT GLOBAL INCOME FUNDS

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares.

SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. The Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain

                               Prospectus Page 41

                             GT GLOBAL INCOME FUNDS
whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolio, respectively, and have approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds and the Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of each of the Funds and the Trustees of the Portfolio.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.



The Government Income Fund and the Strategic Income Fund each pays the Manager administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of
 .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, directly to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to the Manager. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, directly to the Manager at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however,


                               Prospectus Page 42

                             GT GLOBAL INCOME FUNDS

that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These rates are higher than those paid by most mutual funds. Each Fund pays all expenses not assumed by the Manager, GT Global or any other agents. The Manager and GT Global have undertaken to limit the expenses of the Class A and Class B shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the average daily net assets of such Funds' Class A and Class B shares, respectively. The Manager and GT Global have undertaken to limit the expenses of the Class A and Class B shares of the High Income Fund (and such Fund's pro-rata portion of the Portfolio's expenses) to the maximum annual level of 2.20% and 2.85% of the average daily net assets of such Fund's Class A and Class B shares, respectively.



The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of
--------------, 1997, the Manager and its worldwide asset management affiliates manage approximately $
--- billion. In the United States, as of --------------, 1997, the Manager manages or administers approximately $
--- billion of GT Global Mutual Funds. As of
--------------, 1997, assets entrusted to Liechtenstein Global Trust total approximately $


--- billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


                               Prospectus Page 43

                             GT GLOBAL INCOME FUNDS

The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:

                             GOVERNMENT INCOME FUND

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    LAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Robert F. Allen           Portfolio Manager since   Portfolio Manager for the Manager since 1989.
 San Francisco             1989

John W. Geissinger        Portfolio Manager since   Portfolio Manager for the Manager since --------------, 199--. Mr.
                           199 --                    Geissinger has been a Senior Portfolio Manager and Head of the
                                                     Investment Grade Fixed Income Group at the Manager since 1993. Mr.
                                                     Geissinger was a Portfolio Manager at the Putnam Companies from1987 until 1993.

                                                 STRATEGIC INCOME FUND


                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    LAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Cheng-Hock Lau            Portfolio Manager since   Portfolio Manager for the Manager since --------------, 1996. Mr.
                           1996                      Lau has been Chief Investment Officer for Developed Market Debt for the Manager since November 1996, and was a Senior Portfolio Manager for global/ international fixed income for the Manager from July
                                                     1995 to November 1996. Prior thereto, Mr. Lau was a Senior Vice
                                                     President and Senior Portfolio Manager for Fiduciary Trust Company
                                                     International from 1993 to 1995, and Vice President at Bankers
                                                     Trust Company from 1991 to 1993.

Simon Nocera              Portfolio Manager since   Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco             1992                      since January 1996. Mr. Nocera has been a Portfolio Manager and
                                                     Economist for the Manager since 1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and Director for Global Fixed Income
                                                     Research at The Putnam Companies. Prior thereto, Mr. Nocera was a
                                                     Financial Economist at the International Monetary Fund.

                                                 HIGH INCOME PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  LAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Simon Nocera              Portfolio Manager since   Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco             Portfolio inception in    since January 1996. Mr. Nocera has been a Portfolio Manager and
                           1992                      Economist for the Manager since 1992. From 1991 to 1992, Mr. Nocera was Senior Vice President and Director for Global Fixed Income
                                                     Research at The Putnam Companies. Prior thereto, Mr. Nocera was a
                                                     Financial Economist at the International Monetary Fund.



In placing orders for the Government Income Fund's, Strategic Income Fund's and the Portfolio's securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any Liechtenstein Global Trust affiliate. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Other Distributions, and Federal Income Taxation."


                               Prospectus Page 44

                             GT GLOBAL INCOME FUNDS


DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain investments in Class B shares.


GT Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred by GT Global in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

GT Global's service and distribution expenses covered by the Plans include the payment of commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 45

                             GT GLOBAL INCOME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on all other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders of the Company in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and the High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have each been classified as Class A and Class B shares, respectively. Moreover, 100 million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of a Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of a Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust

                               Prospectus Page 46

                             GT GLOBAL INCOME FUNDS
funds), if any, each will be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.


Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.


In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.


In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund also may refer in advertising and promotional materials to its yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for Class A and Class B shares of each Fund.

Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged

                               Prospectus Page 47

                             GT GLOBAL INCOME FUNDS
indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's and the Portfolio's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and the Portfolio, assist in the preparation of each Fund's and the Portfolio's federal and state income tax returns and consult with the Company, each Fund and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 48

                             GT GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

        A   --  Upper-medium-grade  obligations.   Factors  giving  security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its

                               Prospectus Page 49

                             GT GLOBAL INCOME FUNDS
generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.


STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the

                               Prospectus Page 50

                             GT GLOBAL INCOME FUNDS
following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               Prospectus Page 51

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 52

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 53

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 54

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 55

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY CHANCELLOR LGT ASSET MANAGEMENT, INC., G.T. INVESTMENT FUNDS, INC., GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   INCPR610018MC

                         GT GLOBAL GROWTH & INCOME FUND


                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------


GT GLOBAL GROWTH & INCOME FUND ("FUND") seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment manager in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.



The Fund's investment manager, Chancellor LGT Asset Management, Inc. (the "Manager") and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information which may be amended or supplemented from time to time, is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or by calling
(800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

An investment in the GT Global Growth & Income Fund offers the following advantages:

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge

/ / Exchange Privileges with the Corresponding Classes of the Other GT Global
    Mutual Funds

/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

FOR FURTHER INFORMATION, CALL
(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Alternative Purchase Plan.................................................................          8
Investment Objective and Policies.........................................................          9
How To Invest.............................................................................         13
How To Make Exchanges.....................................................................         20
How To Redeem Shares......................................................................         21
Shareholder Account Manual................................................................         23
Calculation of Net Asset Value............................................................         24
Dividends, Other Distributions and Federal Income Taxation................................         24
Management................................................................................         26
Other Information.........................................................................         29


                               Prospectus Page 2

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Fund:                                         The Fund is a non-diversified series of G.T. Investment Funds, Inc.

Investment Objective:          The  Fund  seeks  long-term  capital  appreciation  together  with current income.

Principal Investments:         Invests primarily in blue-chip equity securities and high  quality government  bonds  of issuers  located  in the  United  States and throughout the world.

                               There is no assurance  that the Fund  will achieve its  investment objective.  The Fund's net asset  value will fluctuate, reflecting fluctuations in  the  market  value  of  its  portfolio  positions
Principal Risk Factors:        holdings. Investments in foreign securities involve risks relating to  political and economic developments abroad and the differences between the  regulations to  which U.S.  and foreign  issuers  are subject. Individual foreign economies also may differ favorably or unfavorably  from the  U.S. economy.  Changes in  foreign currency exchange rates will  affect the Fund's  net asset value,  earnings and  gains and losses realized  on sales of securities. Securities of foreign  companies may  be less  liquid and  their prices  more volatile  than those  of securities of  comparable U.S. companies.
                               The value of debt securities held by the Fund generally fluctuates inversely with interest rate  movements. Certain investment  grade debt  securities may  possess speculative qualities.  The Fund may engage in certain foreign  currency, options and futures  transac-
                               tions  to attempt to hedge against the overall level of investment
                               and  currency  risk  associated   with  its  present  or   planned
                               investments.   Such   transactions  involve   certain   risks  and
                               transaction costs. See "Investment Objective and Policies."

Investment Manager:            Chancellor LGT Asset Management, Inc.  (the "Manager") is part  of
                               Liechtenstein  Global Trust, a provider of global asset management and private  banking  products  and  services  to  individual  and institutional  investors, entrusted with  approximately $  billion
                               in total assets as of                ,  1997. The Manager and  its
                               worldwide   asset  management  affiliates  maintain  fully-staffed
                               investment offices in Frankfurt, Hong Kong, London, New York,  San
                               Francisco, Singapore, Sydney, Tokyo and Toronto. See "Management."

Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure.

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of the Class A shares.


                               Prospectus Page 3

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of 5% of the lesser of  the shares' net asset value or  the original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of the Class B shares.

Shares Available Through:      Shares  of  the   Fund's  common  stock   are  available   through
                               broker/dealers  that have  entered into agreements  to sell shares with the Fund's distributor, GT Global, Inc. ("GT Global"). Shares also may  be  acquired  directly  through  GT  Global  or  through exchanges  of shares of the other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares of a  class of the  Fund may be  exchanged without a  sales charge  for shares of  the corresponding class  of other GT Global
                               Mutual Funds, which are  open-end management investment  companies advised  and/or  administered by  the  Manager. See  "How  to Make
                               Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed either through broker/dealers or the Fund's transfer agent,  GT  Global  Investor  Services,  Inc.  ("Transfer
                               Agent").  See  "How  to Redeem  Shares"  and  "Shareholder Account
                               Manual."

Dividends and Other            Dividends paid quarterly from  net investment income and  realized
  Distributions:               net  short-term capital  gains; other  distributions paid annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Fund  shares of  the distributing  class or  in shares  of  the corresponding  class  of other  GT Global  Mutual Funds  without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100  minimum  (reduced  amounts   for  IRAs  and  certain   other
                               retirement plans).

Net Asset Value:               Class  A  and Class  B shares  are quoted  daily in  the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares:              Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables (1):



                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of offering price).............................       4.75%         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)............................................................................................        None         5.0%
  Redemption charges.................................................................................        None         None
  Exchange Fees:
    -- On first four exchanges each year.............................................................        None         None
    -- On each additional exchange...................................................................        $7.50       $7.50
ANNUAL FUND OPERATING EXPENSES (3): (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................       0.97%        0.97%
  12b-1 distribution and service fees................................................................       0.35%        1.00%
  Other expenses.....................................................................................           %            %
                                                                                                       -----------  -----------
Total Fund Operating Expenses........................................................................           %            %
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                            ONE    THREE   FIVE     TEN
                                                                                            YEAR   YEARS   YEARS   YEARS
                                                                                            ----   -----   -----   -----
Class A Shares (4)........................................................................  $      $       $       $
Class B Shares:
    Assuming a complete redemption at end of period (5)...................................  $      $       $       $
    Assuming no redemption................................................................  $      $       $       $


------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."



(3) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other expenses. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution or service fees.



(4) Assumes payment of maximum sales charge by the investor.



(5) Assumes payment of the applicable contingent deferred sales charge.


                               Prospectus Page 5

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of the Fund offered through this Prospectus for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.



                                                                                 CLASS A+
                                          ---------------------------------------------------------------------------------------
                                                                                                                 SEPTEMBER 25,
                                                                                                               1990 (COMMENCEMENT
                                                               YEAR ENDED OCTOBER 31,                          OF OPERATIONS) TO
                                          ----------------------------------------------------------------        OCTOBER 31,
                                            1996      1995      1994      1993(A)       1992        1991              1990
                                          --------  --------  --------    --------     -------     -------     ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $         $   6.21  $   6.29    $   5.28     $  5.25     $  4.77           $ 4.76
                                          --------  --------  --------    --------     -------     -------          -------
Income from investment operations:
Net investment income...................                0.24      0.22        0.24*       0.21*       0.27*            0.01*
Net realized and unrealized gain (loss)
 on investments.........................                0.13     (0.03)       1.05        0.10        0.47               --
                                          --------  --------  --------    --------     -------     -------          -------
Net increase (decrease) from investment
 operations.............................                0.37      0.19        1.29        0.31        0.74             0.01
                                          --------  --------  --------    --------     -------     -------          -------
Distributions:
  Net investment income.................               (0.22)    (0.21)      (0.24)      (0.14)      (0.26)              --
  Net realized gain on investments......               (0.01)    (0.06)         --       (0.14)         --               --
  Sources other than net income.........                  --        --       (0.04)         --          --               --
                                          --------  --------  --------    --------     -------     -------          -------
    Total distributions.................               (0.23)    (0.27)      (0.28)      (0.28)      (0.26)              --
                                          --------  --------  --------    --------     -------     -------          -------
Net asset value, end of period..........  $         $   6.35  $   6.21    $   6.29     $  5.28     $  5.25           $ 4.77
                                          --------  --------  --------    --------     -------     -------          -------
                                          --------  --------  --------    --------     -------     -------          -------
Total investment return (e).............                6.27%     3.14%       25.1%        5.9%      15.68%             0.2%(b)
                                          --------  --------  --------    --------     -------     -------          -------
                                          --------  --------  --------    --------     -------     -------          -------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $         $284,069  $317,847    $251,428     $27,754     $71,376           $9,486
Ratio of net investment income to
 average net assets.....................                3.85%     3.30%        3.3%*       4.1%*       5.0%*            2.9%*(c)
Ratio of expenses to average net assets:
With expense reductions.................                1.70%     1.67%        1.8%*       1.9%*       1.9%*            0.6%*(c)
Without expense reductions..............                1.74%       --%(f)       --%(f)      --%(f)      --%(f)           --%(f)
Portfolio turnover rate+++..............                  83%      117%         24%         53%         46%            none

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
++   Commencing October 22, 1992 the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Manager of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


                               Prospectus Page 6

                         GT GLOBAL GROWTH & INCOME FUND


                                                                 CLASS B++
                                          --------------------------------------------------------
                                                                                       OCTOBER 22,
                                                   YEAR ENDED OCTOBER 31,                1992 TO
                                          ----------------------------------------     OCTOBER 31,
                                            1996      1995      1994      1993(A)        1992(A)
                                          --------  --------  --------    --------     -----------
Per Share Operating Performance:
Net asset value, beginning of period....  $         $   6.21  $   6.29    $   5.28       $ 5.29
                                          --------  --------  --------    --------     -----------
Income from investment operations:
Net investment income...................                0.20      0.18        0.20         0.01
Net realized and unrealized gain (loss)
 on investments.........................                0.13     (0.03)       1.05        (0.02)
                                          --------  --------  --------    --------     -----------
Net increase (decrease) from investment
 operations.............................                0.33      0.15        1.25        (0.01)
                                          --------  --------  --------    --------     -----------
Distributions:
  Net investment income.................               (0.18)    (0.17)      (0.20)          --
  Net realized gain on investments......               (0.01)    (0.06)         --           --
  Sources other than net income.........                  --        --       (0.04)          --
                                          --------  --------  --------    --------     -----------
    Total distributions.................               (0.19)    (0.23)      (0.24)          --
                                          --------  --------  --------    --------     -----------
Net asset value, end of period..........  $         $   6.35  $   6.21    $   6.29       $ 5.28
                                          --------  --------  --------    --------     -----------
Total investment return (e).............                5.57%     2.48%       24.3%        (0.2)%(b)
                                          --------  --------  --------    --------     -----------
Ratios and supplemental data:
Net assets, end of period (in 000's)....            $356,796  $359,242    $150,768       $  280
Ratio of net investment income to
 average net assets.....................                3.20%     2.65%        2.6%         N/A(d)
Ratio of expenses to average net assets:
With expense reductions.................                2.35%     2.32%        2.5%*        N/A(d)
Without expense reductions..............                2.39%       --%(f)       --%(f)       --%(d)(f)
Portfolio turnover rate+++..............                  83%      117%         24%          53%

------------------
+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
++   Commencing October 22, 1992 the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by the Manager of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Ratios not meaningful due to short period of operation of Class B shares.
(e)  Total investment return does not include sales charges.
(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


                               Prospectus Page 7

                         GT GLOBAL GROWTH & INCOME FUND

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of the Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of the Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.

CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in the Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of the Fund should cause that class to have a higher expense ratio and to pay lower per share dividends than Class A shares of the Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on the Class A shares. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in the Fund over the long-term but do not qualify for a reduced initial sales charge, might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.


Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and the annual service and distribution fees applicable to the Class A shares.


REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under the Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of the Fund is waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately

                               Prospectus Page 8

                         GT GLOBAL GROWTH & INCOME FUND
invested in the Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Fund.

See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of the Fund and "Dividends, Other Distributions and Federal Income Taxation," and "Calculation of Net Asset Value" for other differences between these two classes.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund's investment objective will be achieved.



At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard and Poor's Ratings Group ("S&P") or, if not rated, are deemed to be of equivalent quality in the judgment of the Manager.



Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Manager believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Manager.



Equity securities which the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and


                               Prospectus Page 9

                         GT GLOBAL GROWTH & INCOME FUND

the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).



According to the Manager, as of December 31, 1996, approximately
--% of the total equity market capitalization worldwide was represented by
non-U.S. equity securities, and as of December 31, 1996, more than   % of the
value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Manager believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Manager employs a conservative investment style in managing the Fund's assets. In so doing the Manager attempts to limit volatility and risk to capital. The Manager allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Manager attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.



The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets.



The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Manager's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.



In selecting equity securities for investment, the Manager attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Manager believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Manager seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.



In evaluating debt securities considered for the Fund, the Manager analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of debt security be revised while such security is owned by the Fund, the Manager will evaluate what action, if any, is appropriate with respect to such security.



The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may


                               Prospectus Page 10

                         GT GLOBAL GROWTH & INCOME FUND

employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign government or corporate issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Fund may borrow up to 33 1/3% of its total assets. However, the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves the Fund's sale of securities together with its commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. The Fund may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. The Fund limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.



The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and


                               Prospectus Page 11

                         GT GLOBAL GROWTH & INCOME FUND
interest earned by the Fund and gains and losses realized by the Fund.


OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Manager, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.



The Fund may also use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge the Fund's portfolio against movements in exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.



Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out certain options, futures contracts and options thereon and forward currency contracts in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.


                               Prospectus Page 12

                         GT GLOBAL GROWTH & INCOME FUND


OTHER POLICIES AND RISKS. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.



The Fund may invest up to 10% of its net assets in illiquid securities and other securities for which no readily available market exists. The Fund may also invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.



Although the Fund normally invests in a substantial number of issuers, the Fund is authorized to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of a single issuer. To the extent the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.



OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.


--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Code Section 403(b)(7) and other tax-qualified employer-sponsored retirement accounts, if made by such investors under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). The Fund and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Fund may be purchased through broker/dealers

                               Prospectus Page 13

                         GT GLOBAL GROWTH & INCOME FUND
with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."

Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, the Fund's distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Fund through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.


                           PURCHASING CLASS A SHARES


The Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:


                  SALES CHARGE AS PERCENTAGE OF         DEALER
AMOUNT OF                                           REALLOWANCE AS
PURCHASE          ------------------------------     PERCENTAGE OF
AT THE PUBLIC       OFFERING           NET           THE OFFERING
OFFERING PRICE        PRICE        INVESTMENT            PRICE
----------------  -------------  ---------------  -------------------
Less than
  $50,000.......          4.75%           4.99%              4.25%
$50,000 but less
  than
  $100,000......          4.00%           4.17%              3.50%
$100,000 but
  less than
  $250,000......          3.00%           3.09%              2.75%
$250,000 but
  less than
  $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more..........          0.00%           0.00%            *

------------------
* GT Global will pay the following commissions to brokers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.

All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amount

                               Prospectus Page 14

                         GT GLOBAL GROWTH & INCOME FUND

equalling at least $500,000 will be subject to a contingent deferred sales charge, for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."


From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":


(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years including purchases in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant, self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above;

and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees.


(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies comprising Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

                               Prospectus Page 15

                         GT GLOBAL GROWTH & INCOME FUND

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.

(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October, 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


(xiii) An investor purchasing shares of a fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in the Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Fund may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Fund and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser,

                               Prospectus Page 16

                         GT GLOBAL GROWTH & INCOME FUND
provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUND AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).


CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares of the Fund is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.



Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below:


                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%


In determining whether a contingent deferred sales charge is applicable. It will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of holding period will be measured from the date of original purchase.


For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase)

                               Prospectus Page 17

                         GT GLOBAL GROWTH & INCOME FUND
for a total contingent deferred sales charge of $12.18.


For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS


The contingent deferred sales charge will be waived for (1) exchanges, as described below; (2) redemptions in connection with the Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; and (8) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of assets) and the proceeds of which are reinvested in Fund shares;
(10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof, where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Fund in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase Class A or Class B shares of a Fund through GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month; accordingly, the investor purchases more shares when the Fund's net asset value is relatively low and fewer shares when the Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider


                               Prospectus Page 18

                         GT GLOBAL GROWTH & INCOME FUND
their financial ability to continue purchases when prices are declining.


A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in the Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their brokers or GT Global for more information.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholders' Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers may charge a fee for establishing accounts relating to the Program. Investors should contact their brokers or GT Global for more information.


                               Prospectus Page 19

                         GT GLOBAL GROWTH & INCOME FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of the Fund may be exchanged for shares of the same class of any of the other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:



      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND


      -- GT GLOBAL AMERICA MID CAP GROWTH FUND

      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL DOLLAR FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND

      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL WORLDWIDE GROWTH FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


A shareholder interested in making an exchange should contact his broker or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Fund's or GT Global's refusal to accept further purchase and exchange orders from the investor or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 20

                         GT GLOBAL GROWTH & INCOME FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of the Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.



REDEMPTIONS THROUGH BROKERS/DEALERS. Shareholders with accounts at broker/dealers which sell shares of the Fund may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name" the redemption must be made through the broker/ dealer. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next determined after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/ dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/ dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.



REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent will not be liable for

                               Prospectus Page 21

                         GT GLOBAL GROWTH & INCOME FUND
any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his broker or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 22

                         GT GLOBAL GROWTH & INCOME FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest"; "How to Make Exchanges;" "How to Redeem Shares"; and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 23

                         GT GLOBAL GROWTH & INCOME FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.


Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset values of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of the Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. The per share net asset value of the Advisor Class shares of the Fund generally will be higher than that of the Class A and Class B shares of the Fund because of the lower expenses borne by the Advisor Class shares. It is expected, however, that the net asset value per share of Class A and Class B shares of the Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also normally annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if


                               Prospectus Page 24

                         GT GLOBAL GROWTH & INCOME FUND
necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares will be lower than the per share income dividends on Class A shares as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares will be lower than the per share income dividends on the Advisor Class shares as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares, and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to for such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a

                               Prospectus Page 25

                         GT GLOBAL GROWTH & INCOME FUND
proper taxpayer identification number is on file with the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. ("the Manager") as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. This rate is higher than that paid by most mutual funds. The Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.85% and 2.50% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Manager also serves as the Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset


                               Prospectus Page 26

                         GT GLOBAL GROWTH & INCOME FUND

management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of
--------------, 1997, the Manager and its worldwide asset management affiliates manage approximately $
-- billion. In the United States, as of
--------------, 1997, the Manager manages or administers approximately $
-- billion of GT Global Mutual Funds. As of
------, 1997, assets entrusted to Liechtenstein Global Trust total approximately
$


-- billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                              GROWTH & INCOME FUND


                                               RESPONSIBILITIES FOR                      BUSINESS EXPERIENCE
NAME/OFFICE                                          THE FUND                              LAST FIVE YEARS
-----------------------------------  ----------------------------------------  ----------------------------------------
Nicholas S. Train                    Portfolio Manager since Fund inception    Portfolio Manager for the Manager since
 London                               in 1991                                   1991
Paul Griffiths                       Portfolio Manager since 1995              Portfolio Manager for LGT Asset
 London                                                                         Management PLC (London) and the Manager
                                                                                since 1994; from 1993 to 1994, Global
                                                                                Bond Fund Manager, Lazard Investors;
                                                                                from 1991 to 1993, Global Bond Fund
                                                                                Manager; Sanwa International PLC



In placing securities orders for the Fund's portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through any Liechtenstein Global Trust affiliate.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Fund's Class A and Class B shares. GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions on Class A or Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.


GT Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in

                               Prospectus Page 27

                         GT GLOBAL GROWTH & INCOME FUND
connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to the Fund's Class B shares ("Class B Plan"), the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

GT Global's service and distribution expenses covered by the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Fund; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to broker/ dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks may also execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 28

                         GT GLOBAL GROWTH & INCOME FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares, and 100 million shares have been classified as Advisor Class shares. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll free at (800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

                               Prospectus Page 29

                         GT GLOBAL GROWTH & INCOME FUND


In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.


In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, California 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and GT Global Investor Services, Inc. in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 30

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 31

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 32

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 33

                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   GROPR610017MC

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------

GT GLOBAL EMERGING MARKETS FUND ("EMERGING MARKETS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.


GT GLOBAL LATIN AMERICA GROWTH FUND ("LATIN AMERICA GROWTH FUND") seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers. Each Fund is referred to individually as a "Fund" and together as the "Funds."



The Funds are managed by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



The Funds are investment companies designed for long term investors and not as trading vehicles. The Funds do not represent a complete investment program nor are the Funds suitable for all investors. The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in either Fund should be considered speculative and subject to special risk factors, related primarily to the Funds' investments in emerging markets and Latin America. Purchasers should carefully assess the risks associated with an investment in either Fund. There can be no assurance that the Funds will achieve their investment objectives.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated March 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.

An investment in one or both of the Funds offers the following advantages:

/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Low $500 Minimum Investment

/ / Alternative Purchase Plan

/ / Automatic Dividend and Other Distribution Reinvestment at no Additional
    Sales Charge

/ / Exchange Privileges with the Corresponding Classes of the Other GT Global
    Mutual Funds

/ / Reduced Sales Charge Plans

/ / Dollar Cost Averaging Program

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

FOR FURTHER INFORMATION CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Alternative Purchase Plan.................................................................         11
Investment Objectives and Policies........................................................         12
Risk Factors..............................................................................         19
How to Invest.............................................................................         24
How to Make Exchanges.....................................................................         31
How to Redeem Shares......................................................................         32
Shareholder Account Manual................................................................         34
Calculation of Net Asset Value............................................................         35
Dividends, Other Distributions and Federal Income Taxation................................         35
Management................................................................................         37
Other Information.........................................................................         40


                               Prospectus Page 2

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds:                     The  Emerging  Markets  Fund  is  a  diversified  series  of  G.T.
                               Investment  Funds,  Inc.  The  Latin  America  Growth  Fund  is  a
                               non-diversified series of G.T. Investment Funds, Inc.

Investment Objectives:         The  Emerging  Markets  Fund seeks  long-term  growth  of capital.
                               The Latin America Growth Fund seeks capital appreciation.

                               The Emerging Markets  Fund normally  invests at least  65% of  its
Principal Investments:         total  assets  in  equity  securities  of  companies  in  emerging markets.
                               The Latin America Growth Fund normally invests at least 65% of its total assets  in  equity  and  debt  securities  issued  by  Latin
                               American companies and governments.

Investment Manager:            Chancellor  LGT Asset Management, Inc.  (the "Manager") is part of
                               Liechtenstein Global Trust, a provider of global asset  management and  private  banking  products  and  services  to  individual and institutional investors, entrusted with approximately $ -- billion in total  assets  as  of  ---------, 1997.  The  Manager  and  its
                               worldwide   asset  management  affiliates  maintain  fully-staffed
                               investment offices in Frankfurt, Hong Kong, London, New York,  San
                               Francisco, Singapore, Tokyo and Toronto. See "Management."

                               There is no assurance that the Funds will achieve their investment
Principal Risk Factors:        objective.  The Funds' net asset values will fluctuate, reflecting fluctuations in  the  market  value  of  its  portfolio  positions holdings. Investments in foreign securities involve risks relating to  political and economic developments abroad and the differences between the  regulations to  which U.S.  and foreign  issuers  are subject.  Individual foreign economices  also may differ favorably or unfavorably from the U.S. economy. Changes in foreign  currency exchange  rates will affect a Fund's net asset value, earnings and gains and losses  realized on sales  of securities. Securities  of foreign  companies  may  be  less  liquid  and  their  prices more volatile than those of securities of comparable U.S. companies.

                               Each Fund  may engage  in certain  foreign currency,  options  and futures transactions to attempt to hedge against the overall level of  investment and  currency risk  associated with  its present or planned investments. Such transactions  involve certain risks  and transaction costs.

                               The Emerging Markets Fund may invest up to 20% of its total assets in  below investment grade debt securities. There is no limitation on the percentage of the Latin America Growth Fund's total  assets that  may be invested  in below investment  grade debt securities.
                               See "Investment Objectives and Policies."

Alternative Purchase Plan:     Investors may select Class  A or Class B  shares, each subject  to different expenses and a different sales charge structure.


                               Prospectus Page 3

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class A Shares:              Offered  at  net  asset  value plus  any  applicable  sales charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.50% of the average daily net assets of each Fund's Class A shares.

  Class B Shares:              Offered at net  asset value (a  maximum contingent deferred  sales charge  of 5% of the lesser of  the shares' net asset value or the original purchase  price is  imposed on  certain redemptions  made within  six years of date of  purchase) and subject to service and distribution fees at  the annualized rate  of up to  1.00% of  the average daily net assets of each Fund's Class B shares.

Shares Available Through:      Shares  of  common  stock  of  the  Funds  are  available  through broker/dealers that have  entered into agreements  to sell  shares with the Funds' distributor, GT Global, Inc. ("GT Global"). Shares also  may  be  acquired  directly  through  GT  Global  or through exchanges of shares of the other GT Global Mutual Funds. See  "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares  of a class of either Fund may be exchanged without a sales charge for shares of  the corresponding class  of other GT  Global
                               Mutual  Funds, which are  open-end management investment companies advised and/or administered by the Manager.

Redemptions:                   Shares may be redeemed either through broker/dealers or GT  Global
                               Investor  Services, Inc.  ("Transfer Agent").  See "How  to Redeem
                               Shares" and "Shareholder Account Manual."

Dividends and Other
  Distributions:               Dividends paid annually from  available net investment income  and realized  net short-term  capital gains;  other distributions paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Fund  shares of  the distributing  class or  in shares  of the corresponding class  of other  GT Global  Mutual Funds  without  a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100   minimum  (reduced  amounts  for   IRAs  and  certain  other
                               retirement plans).

Net Asset Values:              Class A and Class B  shares of each Fund  are quoted daily in  the financial section of most newspapers.

Other Features:

  Class A Shares               Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 4

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                        GT GLOBAL EMERGING MARKETS FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Emerging Markets Fund are reflected in the following tables (1):



                                                                                                        CLASS A      CLASS B
                                                                                                      -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases (as a % of offering price)......................................         4.75%       None
  Sales charges on reinvested distributions to shareholders.........................................      None           None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)...........................................................................................        None          5.00%
  Redemption charges................................................................................        None         None
  Exchange fees:
    -- On first four exchanges each year............................................................        None         None
    -- On each additional exchange..................................................................  $      7.50  $      7.50

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees.....................................................             %            %
  12b-1 distribution and service fees...............................................................             %            %
  Other expenses....................................................................................             %            %
                                                                                                           -----        -----
Total Fund Operating Expenses.......................................................................             %            %
                                                                                                           -----        -----
                                                                                                           -----        -----



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:

                                                                                                                        FIVE
                                                                                            ONE YEAR    THREE YEARS     YEARS
                                                                                              -----     -----------     -----
Class A Shares (4).......................................................................   $            $            $
Class B Shares
    Assuming a complete redemption at end of period (5)..................................
    Assuming no redemption...............................................................

                                                                                               TEN
                                                                                              YEARS
                                                                                              -----
Class A Shares (4).......................................................................   $
Class B Shares
    Assuming a complete redemption at end of period (5)..................................
    Assuming no redemption...............................................................


------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."



(3) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution or service fees.



(4) Assumes payment of maximum sales charge by the investor.



(5) Assumes payment of the applicable contingent deferred sales charge.


                               Prospectus Page 5

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Latin America Growth Fund are reflected in the following tables (1):



                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares (as a % of offering price).............................        4.75%        None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)............................................................................................        None         5.00 %
  Redemption charges.................................................................................        None         None
  Exchange fees:
      -- On first four exchanges each year...........................................................        None         None
      -- On each additional exchange.................................................................  $     7.50   $     7.50

ANNUAL FUND OPERATING EXPENSES (3):
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................             %            %
  12b-1 distribution and service fees................................................................             %            %
  Other expenses.....................................................................................             %            %
                                                                                                            -----        -----
Total Fund Operating Expenses........................................................................             %            %
                                                                                                            -----        -----
                                                                                                            -----        -----



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                                            ONE YEAR    THREE YEARS  FIVE YEARS
                                                                                              -----     -----------     -----
Class A Shares (4).......................................................................   $            $            $
Class B Shares
    Assuming a complete redemption at end of period (5)..................................
    Assuming no redemption...............................................................

                                                                                            TEN YEARS
                                                                                              -----
Class A Shares (4).......................................................................   $
Class B Shares
    Assuming a complete redemption at end of period (5)..................................
    Assuming no redemption...............................................................

------------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.
(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."
(3) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. See "Management" herein and the Statement of Additional Information for more information. The Fund also offers Advisor Class shares to certain categories of investors. See "Alternative Purchase Plan." Advisor Class shares are not subject to 12b-1 distribution or service fees.
(4)  Assumes payment of maximum sales charge by the investor.
(5)  Assumes payment of the applicable contingent deferred sales charge.


                               Prospectus Page 6

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                        GT GLOBAL EMERGING MARKETS FUND

                                                                                   CLASS A+
                                                            ------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                            ------------------------------------------------------
                                                                  1996             1995(E)              1994
                                                            ----------------   ----------------   ----------------
Per share operating performance:
Net asset value, beginning of period......................                         $ 18.81            $  14.42
                                                            ----------------   ----------------   ----------------
Income from investment operations:
Net investment income (loss)..............................                            0.13              (0.02)
Net realized and unrealized gain (loss) on investments....                           (4.32)               4.68
                                                            ----------------   ----------------   ----------------
Net increase (decrease) from investment operations........                           (4.19)               4.66
                                                            ----------------   ----------------   ----------------
Distributions:
  Net investment income...................................                              --              (0.01)
  Net realized gain on investments........................                           (0.77)             (0.26)
                                                            ----------------   ----------------   ----------------
    Total distributions...................................                           (0.77)             (0.27)
                                                            ----------------   ----------------   ----------------
Net asset value, end of period............................                         $ 13.85            $  18.81
                                                            ----------------   ----------------   ----------------
                                                            ----------------   ----------------   ----------------
Total investment return (c)...............................                          (23.04)%             32.58%
                                                            ----------------   ----------------   ----------------
                                                            ----------------   ----------------   ----------------
Ratios and supplemental data:
Net assets, end of period (in 000's)......................                         $252,457           $417,322
Ratio of net investment income (loss) to average net
 assets...................................................                            0.89%             (0.11)%
Ratio of expenses to average net assets:
  with expense reductions.................................                            2.12%               2.06%
  without expense reductions..............................                            2.14%                 --%(d)
Portfolio turnover rate +++...............................                             114%                100%


                                                                                  MAY 18, 1992
                                                                                   (COMMENCE-
                                                                                     MENT OF
                                                                                   OPERATIONS)
                                                                  1993         TO OCTOBER 31, 1992
                                                            ----------------   -------------------
Per share operating performance:
Net asset value, beginning of period......................      $  11.10             $ 11.43
                                                            ----------------        --------
Income from investment operations:
Net investment income (loss)..............................          0.02*               0.07*
Net realized and unrealized gain (loss) on investments....          3.38              (0.40)
                                                            ----------------        --------
Net increase (decrease) from investment operations........          3.40              (0.33)
                                                            ----------------        --------
Distributions:
  Net investment income...................................        (0.08)                  --
  Net realized gain on investments........................            --                  --
                                                            ----------------        --------
    Total distributions...................................        (0.08)                  --
                                                            ----------------        --------
Net asset value, end of period............................      $  14.42             $ 11.10
                                                            ----------------        --------
                                                            ----------------        --------
Total investment return (c)...............................         30.90%              (2.90)%(a)
                                                            ----------------        --------
                                                            ----------------        --------
Ratios and supplemental data:
Net assets, end of period (in 000's)......................      $187,808             $84,558
Ratio of net investment income (loss) to average net
 assets...................................................           0.1%*               1.7%*(b)
Ratio of expenses to average net assets:
  with expense reductions.................................           2.4%*               2.4%*(b)
  without expense reductions..............................            --%(d)              --%(d)
Portfolio turnover rate +++...............................            99%                 32%(b)


------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.



** Includes reimbursement by the Manager of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76)%.


(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.
(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.

                               Prospectus Page 7

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                        GT GLOBAL EMERGING MARKETS FUND
                                  (CONTINUED)


                                                                                            CLASS B++
                                                                               -----------------------------------
                                                                                     YEAR ENDED OCTOBER 31,
                                                                               -----------------------------------
                                                                                     1996             1995(E)
                                                                               ----------------   ----------------
Per share operating performance:
Net asset value, beginning of period.........................................                         $  18.68
                                                                               ----------------   ----------------
Income from investment operations:
Net investment income (loss).................................................                             0.06
Net realized and unrealized gain (loss) on investments.......................                            (4.29)
                                                                               ----------------   ----------------
Net increase (decrease) from investment operations...........................                            (4.23)
                                                                               ----------------   ----------------
Distributions:
  Net investment income......................................................                               --
  Net realized gain on investments...........................................                            (0.77)
                                                                               ----------------   ----------------
    Total distributions......................................................                            (0.77)
                                                                               ----------------   ----------------
Net asset value, end of period...............................................                         $  13.68
                                                                               ----------------   ----------------
                                                                               ----------------   ----------------
Total investment return (c)..................................................                           (23.37)%
                                                                               ----------------   ----------------
                                                                               ----------------   ----------------
Ratios and supplemental data:
Net assets, end of period (in 000's).........................................                         $225,861
Ratio of net investment income (loss) to average net assets..................                             0.39%
Ratio of expenses to average net assets:
  with expense reductions....................................................                             2.62%
  without expense reductions.................................................                             2.64%
Portfolio turnover rate +++..................................................                              114%


                                                                                                  APRIL 1, 1993 TO
                                                                                     1994         OCTOBER 31, 1993
                                                                               ----------------   ----------------
Per share operating performance:
Net asset value, beginning of period.........................................      $  14.39           $  11.47
                                                                               ----------------       --------
Income from investment operations:
Net investment income (loss).................................................        (0.12)               0.00**
Net realized and unrealized gain (loss) on investments.......................          4.67               2.92
                                                                               ----------------       --------
Net increase (decrease) from investment operations...........................          4.55               2.92
                                                                               ----------------       --------
Distributions:
  Net investment income......................................................            --                 --
  Net realized gain on investments...........................................        (0.26)                 --
                                                                               ----------------       --------
    Total distributions......................................................        (0.26)                 --
                                                                               ----------------       --------
Net asset value, end of period...............................................      $  18.68           $  14.39
                                                                               ----------------       --------
                                                                               ----------------       --------
Total investment return (c)..................................................         31.77%              25.5%(a)
                                                                               ----------------       --------
                                                                               ----------------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's).........................................      $291,289           $ 32,318
Ratio of net investment income (loss) to average net assets..................        (0.61)%             (0.4)%**(b)

Ratio of expenses to average net assets:
  with expense reductions....................................................          2.56%               2.9%**(b)

  without expense reductions.................................................            --%(d)             --%(d)
Portfolio turnover rate +++..................................................           100%                99%


------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.



** Includes reimbursement by the Manager of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76)%.


(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reduction, if any.

(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.

                               Prospectus Page 8

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND


                                                                            CLASS A+
                                               ------------------------------------------------------------------
                                                                                                AUGUST 13, 1991
                                                                                                  (COMMENCE-
                                                          YEAR ENDED OCTOBER 31,                    MENT OF
                                               ---------------------------------------------      OPERATIONS)
                                                1996    1995(A)  1994(A)   1993(A)    1992    TO OCTOBER 31, 1991
                                               -------  -------  --------  --------  -------  -------------------
Per Share Operating Performance:
Net asset value, beginning of period.........           $26.11   $19.78    $15.59    $16.45        $  14.29
                                               -------  -------  --------  --------  -------     ----------
Income from investment operations:
Net investment income (loss).................            0.15    (0.08   ) 0.18      0.25              0.01
Net realized and unrealized gain (loss) on
 investments.................................           (9.28  ) 6.75      5.21      (0.98  )          2.15
                                               -------  -------  --------  --------  -------     ----------
Net increase (decrease) from investment
 operations..................................           (9.13  ) 6.67      5.39      (0.73  )          2.16
                                               -------  -------  --------  --------  -------     ----------
Distributions:
  Net investment income......................            0.00    (0.19   ) (0.12   ) (0.13  )          0.00
  Net realized gain on investments...........           (1.60  ) (0.15   ) (1.08   ) 0.00              0.00
                                               -------  -------  --------  --------  -------     ----------
    Total distributions......................           (1.60  ) (0.34   ) (1.20   ) (0.13  )          0.00
                                               -------  -------  --------  --------  -------     ----------
Net asset value, end of period...............           $15.38   $26.11    $19.78    $15.59        $  16.45
                                               -------  -------  --------  --------  -------     ----------
                                               -------  -------  --------  --------  -------     ----------
Total investment return (d)..................           (37.16%  34.10%    37.10%    (4.50%           15.10%(b)
                                               -------  -------  --------  --------  -------     ----------
                                               -------  -------  --------  --------  -------     ----------
Ratios and supplemental data:

Net assets, end of period (in 000's).........           $182,462 $336,960  $129,280  $94,085       $125,038
Ratio of net investment income (loss) to
 average net assets..........................            0.86%   (0.29%    1.30%*    1.30%*            1.20%*(c)
Ratio of expenses to average net assets:
  with expense reductions....................            2.11%   2.04%     2.40%*    2.40%*            2.40%*(c)
  without expense reductions.................            2.12%     --%(e)    --%(e)   --%(e)             --%(e)
Portfolio turnover rate +++..................             125%    155%      112%     159%              none


------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 (commencement of operations) to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively.


(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, in any.

                               Prospectus Page 9

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                                                               CLASS B++
                                                    ---------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------
                                                           1996                 1995(A)               1994(A)
                                                    -------------------   -------------------   -------------------
Per Share Operating Performance:
Net asset value, beginning of period..............                             $  25.94              $  19.75
                                                       ----------            ----------            ----------
Income from investment operations:
Net investment income (loss)......................                                 0.06                 (0.22)
Net realized and unrealized gain (loss) on
 investments......................................                                (9.19)                 6.74
                                                       ----------            ----------            ----------
Net increase (decrease) from investment
 operations.......................................                                (9.13)                 6.52
                                                       ----------            ----------            ----------
Distributions:
  Net investment income...........................                                 0.00                 (0.18)
  Net realized gain on investments................                                (1.60)                (0.15)
                                                       ----------            ----------            ----------
    Total distributions...........................                                (1.60)                (0.33)
                                                       ----------            ----------            ----------
Net asset value, end of period....................                             $  15.21              $  25.94
                                                       ----------            ----------            ----------
                                                       ----------            ----------            ----------
Total investment return (d).......................                               (37.42)%               33.33%
                                                       ----------            ----------            ----------
                                                       ----------            ----------            ----------
Ratios and supplemental data:

Net assets, end of period (in 000's)..............                             $134,527              $211,673
Ratio of net investment income (loss) to average
 net assets.......................................                                 0.36%                (0.79)%
Ratio of expenses to average net assets:
  with expense reductions.........................                                 2.61%                 2.54%
  without expense reductions......................                                 2.62%                   --%(e)
Portfolio turnover rate +++.......................                                  125%                  155%


                                                     APRIL 1, 1993 TO
                                                    OCTOBER 31, 1993(A)
                                                    -------------------
Per Share Operating Performance:
Net asset value, beginning of period..............        $ 16.26
                                                         --------
Income from investment operations:
Net investment income (loss)......................          (0.07)
Net realized and unrealized gain (loss) on
 investments......................................           3.56
                                                         --------
Net increase (decrease) from investment
 operations.......................................           3.49
                                                         --------
Distributions:
  Net investment income...........................           0.00
  Net realized gain on investments................           0.00
                                                         --------
    Total distributions...........................           0.00
                                                         --------
Net asset value, end of period....................        $ 19.75
                                                         --------
                                                         --------
Total investment return (d).......................          21.50%(b)
                                                         --------
                                                         --------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............        $13,576
Ratio of net investment income (loss) to average
 net assets.......................................          (0.70)%(c)
Ratio of expenses to average net assets:
  with expense reductions.........................           2.90%(c)
  without expense reductions......................             --%(e)
Portfolio turnover rate +++.......................            112%


------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 (commencement of operations) to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively.


(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, in any.

                               Prospectus Page 10

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of the Funds also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class.

CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in a Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and Class B shareholders pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. The higher service and distribution fees paid by the Class B shares of a Fund should cause that class to have a higher expense ratio and to pay lower dividends per share than Class A shares of the same Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on the Class B shares of a Fund will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.50% service and distribution fees for the Funds on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' aggregate service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately nine years after purchase. Thereafter, Class B shares would experience higher cumulative expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because over time the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable initial sales charge and annual service and distribution fees applicable to the Class A shares.

REDUCED SALES CHARGES. Class A share purchases of $50,000 or more and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund is waived for

                               Prospectus Page 11

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in that Fund. Investors eligible for complete initial sales charge waivers should purchase Class A shares. The contingent deferred sales charge is waived for certain redemptions of Class B shares of a Fund. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate GT Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of the Fund.

See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Calculation of Net Asset Value" for other differences between these two classes.


ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account; (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust.


--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

EMERGING MARKETS FUND

The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.



For purposes of the Emerging Markets Fund's operations, "emerging markets" will consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries which the Emerging Markets Fund does not consider to be emerging markets.


                               Prospectus Page 12

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:



    Argentina           Nigeria
    Bolivia             Oman
    Botswana            Pakistan
    Brazil              Panama
    Chile               Paraguay
    China               Peru
    Colombia            Philippines
    Cyprus              Poland
    Czech Republic      Portugal
    Ecuador             Singapore
    Egypt               Republic of Slovakia
    Ghana               Russia
    Greece              Slovenia
    Hong Kong           South Africa
    Hungary             South Korea
    India               Sri Lanka
    Indonesia           Swaziland
    Israel              Taiwan
    Jamaica             Thailand
    Jordan              Turkey
    Kenya               Uruguay
    Malaysia            Venezuela
    Mauritius           Zambia
    Mexico              Zimbabwe
    Morocco


Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, the Emerging Markets Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.



The Emerging Markets Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.



The Emerging Markets Fund invests in those emerging markets which the Manager believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.



The Manager believes that the issuers of securities in emerging markets often have sales and earnings growth rates which exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Manager believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Emerging Markets Fund to achieve results superior to those produced by mutual funds with similar objectives to those of the Emerging Markets Fund that invest solely in equity securities of issuers domiciled in the U.S. and/or in other developed markets.



INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high


                               Prospectus Page 13

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities."



If the rating of the debt securities held by the Emerging Markets Fund drops below a minimum rating considered acceptable by the Manager, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Emerging Markets Fund and its shareholders.



Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to the Emerging Markets Fund's objective of long-term growth of capital.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Pursuant to such a defensive strategy, the Emerging Markets Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Emerging Markets Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Emerging Markets Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Emerging Markets Fund shares or to meet ordinary daily cash needs, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.



The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by the Manager to be of comparable quality. These securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.



LATIN AMERICA GROWTH FUND


The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Latin America Growth Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Latin America Growth Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.



For purposes of this Prospectus, unless otherwise indicated, the Latin America Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions the Latin America Growth Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Latin America Growth Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.



The Latin America Growth Fund defines securities of Latin American issuers to include: (a) securities


                               Prospectus Page 14
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                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Manager's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Latin America Growth Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.



In allocating investments among the various Latin American countries, the Manager looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Manager will consider, among other factors: level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Manager will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.



Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of Latin America Growth Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, Latin America Growth Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.



INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of the Latin America Growth Fund's assets which may be invested in debt securities which are rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Latin America Growth Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Latin America Growth Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."


During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. The restructurings provided for the exchange of loans and cash for newly issued bonds ("Brady Bonds"). Brady Bonds fall into two categories: collateralized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the OTC secondary market for Latin American debt. U.S. dollar-denominated collateralized bonds, which may be fixed par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury Zero Coupon bonds having the same maturity. At least one year of rolling interest payments are collateralized by cash or other investments. Brady Bonds have been issued by, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay,

                               Prospectus Page 15

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
Venezuela and are expected to be issued by Panama, Peru and other emerging market countries. Approximately $139 billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil, Argentina and Mexico. Brady Bonds issued by Brazil, Argentina and Mexico currently are rated below investment grade.


Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the credit-worthiness of issuers. The receipt of income from such debt securities is incidental to the Latin America Growth Fund's objective of capital appreciation.



TEMPORARY DEFENSIVE STRATEGIES. The Latin America Growth Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units) and/or high quality debt securities or money market instruments to generate income to defray Latin America Growth Fund expenses, for temporary defensive purposes and pending investment in accordance with the Latin America Growth Fund's investment objective and policies. In addition, the Latin America Growth Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new shares of the Fund. The Latin America Growth Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Manager determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period, or that investing in those markets presents undue risk of loss.



The Latin America Growth Fund may invest in the following types of money market securities (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities; (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.



The Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by the Manager to be of comparable quality. These securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.



ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICA GROWTH FUND



INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Funds may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the 1940 Act, a Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.



SECURITIES LENDING. The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset the Fund's custody fees. At all times a loan is outstanding, the Funds borrower must maintain with the Funds' custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to the value of the borrowed securities, plus any accrued


                               Prospectus Page 16

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

interest. The Funds limit their loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law and/or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING. It is a fundamental policy of each Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Funds' shares than would be the case if the Funds did not borrow, but also may enable the Funds to retain favorable securities positions rather than liquidating such positions to meet redemptions. The Emerging Markets Fund will not borrow to leverage its portfolio. It is a nonfundamental policy of the Emerging Markets Fund and of the Latin America Growth Fund, that the Funds will not purchase securities during times when outstanding borrowings represent 5% or more of its total assets.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Emerging Markets Fund and the Latin America Growth Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Both Funds may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.



Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Manager may not be able to effectively hedge its investment in such Latin American and emerging markets.



Each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Funds also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets or market sectors generally.


Further, the Funds may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a

                               Prospectus Page 17

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

general market or market sector decline that could adversely affect the Fund's portfolio. The Funds may also purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge against changes in the general level of interest rates.



To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Funds may each enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Funds may also purchase put or call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.


                               Prospectus Page 18

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. There is no assurance that either Fund will achieve its investment objective.



Investing in either Fund entails a substantial degree of risk and an investment in either Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets and Latin America, which are in addition to the usual risks of investing in developed markets around the world.



EMERGING MARKETS FUND. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Emerging Markets Fund could lose its entire investment in that market.



Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets.



Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.



Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.


In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company, such as


                               Prospectus Page 19

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the naming of Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.


LATIN AMERICA GROWTH FUND. The Latin America Growth Fund's classification as a non-diversified investment company allows it, with respect to 50% of its assets, to invest more than 5% of its total assets in the securities of any issuer. Consequently, as the Latin America Growth Fund may be invested in the securities of a limited number of Latin American issuers, the performance of any single issuer may have a more significant effect upon the overall performance of the Latin America Growth Fund than if the Latin America Growth Fund was a diversified investment company.



Investing in securities of Latin American issuers involves risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Latin America Growth Fund could lose its entire investment in any such country.


The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.


Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin America Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.



The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin America Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin America Growth Fund's investment income available for distribution to shareholders.


Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.


Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil is the largest debtor among developing countries, Mexico is the second largest and Argentina the third. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Fund may invest in debt securities, including Brady Bonds, issued as


                               Prospectus Page 20

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.


RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin America Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.



The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin America Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

                               Prospectus Page 21

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.


ILLIQUID SECURITIES. The Emerging Markets Fund may invest up to 15% of its net assets, and the Latin America Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations") could enable each Fund to achieve capital appreciation substantially exceeding the appreciation each Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin America Growth Fund will invest no more than 5% of it total assets in Special Situations.



Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


CURRENCY RISK. Since the Emerging Markets Fund and the Latin America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


Many of the currencies of emerging market and Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.



Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.



Although either Fund is authorized to enter into options, futures and forward currency transactions, a Fund might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency


                               Prospectus Page 22

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions;
(6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need of a Fund to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Emerging Markets Fund and of the Latin America Growth Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Emerging Markets Fund and the Latin America Growth Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Emerging Markets Fund's and the Latin America Growth Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


                               Prospectus Page 23

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Code and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.


WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which GT Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual."
Broker/dealers that do not have dealer agreements with GT Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with GT Global or directly through GT Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through GT Global, each Fund's distributor, by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided

                               Prospectus Page 24

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
in the Shareholder Account Manual to obtain an account number and detailed instructions.


CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker/dealer requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

                           PURCHASING CLASS A SHARES


Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule:


                       SALES CHARGE AS PERCENTAGE OF         DEALER
                                                         REALLOWANCE AS
AMOUNT OF PURCHASE     ------------------------------     PERCENTAGE OF
AT THE PUBLIC            OFFERING           NET           THE OFFERING
OFFERING PRICE             PRICE        INVESTMENT            PRICE
---------------------  -------------  ---------------  -------------------
Less than $50,000....          4.75%           4.99%              4.25%
$50,000 but less than
  $100,000...........          4.00%           4.17%              3.50%
$100,000 but less
  than $250,000......          3.00%           3.09%              2.75%
$250,000 but less
  than $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more...............          0.00%           0.00%            *

------------------
* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.


All shares purchased pursuant to a sales charge waiver based on the aggregate purchase amount's equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."

From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge on Class A shares. In some instances, GT Global may offer these reallowances only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/ dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended ("1933 Act"). These commissions may be paid to broker/dealers and other financial institutions that initiate purchases made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":


(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years, including purchases in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant, self-employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);


(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 1,000 employees.

                               Prospectus Page 25

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager or administrator; employees or retired employees of the companies comprising Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.


(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver equals at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with GT Global regarding such accounts.

(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October, 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.


(xiii) An investor purchasing shares of a Fund with redemption proceeds from a registered management investment company that is not one of the GT Global Mutual Funds, on which the investor was subject to a front-end sales charge or a contingent deferred sales charge.


REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the total purchase price of the investor's concurrent purchases of the other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds

                               Prospectus Page 26

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
(other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in Class A shares of the Funds and the Class A shares of other GT Global Mutual Funds (other than GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI, the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

Investors should be aware that either Fund may, in the future, suspend the offering of its shares although not for previously established LOIs. The Latin America Growth Fund has previously suspended the offering of its shares. If all ongoing sales of either Fund shares are suspended, however, an LOI executed in connection with the offering of that Fund's shares may continue to be completed by the purchase of shares of one or more other GT Global Mutual Funds (other than GT Global Dollar Fund).
For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).


CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without an initial sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than one year after their purchase. Such shares purchased for at least $500,000 without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           PURCHASING CLASS B SHARES


Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales


                               Prospectus Page 27

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

charge, however, is imposed on certain redemptions of Class B shares. Because the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.



Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.


                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                         REDEMPTION
                                       OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%


In determining whether a contingent deferred sales charge is applicable, it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and distributions; then of shares purchased seven years or more prior to the redemption; and finally, of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange the length of holding period will be measured from the date of original purchase.



For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to GT Global.


                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS


The contingent deferred sales charge will be waived for: (1) exchanges, as described below; (2) redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global, IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (8) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in Fund shares;
(10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code of the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation section 1.401(k)-1(d)(2); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


                               Prospectus Page 28

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         PROGRAMS APPLICABLE TO CLASS A
                               AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of the Emerging Markets Fund or Latin America Growth Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in either the Emerging Markets Fund or Latin America Growth Fund. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not the previously established Automatic Investment Plans. If a suspension of all sales is made, automatic investments will not be accepted until the offering is recommenced. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their broker/dealers or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.



A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should be aware that the Emerging Markets Fund or Latin America Growth Fund may suspend the offering of its shares in the future, although not for shareholders who are participants in the Dollar Cost Averaging Program at that time. If a suspension of all sales is made, the Funds will not accept Monthly Investments. Investors should contact their brokers or GT Global for more information.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


                               Prospectus Page 29

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers may charge a fee for establishing accounts relating to the Program.


                               Prospectus Page 30

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Shares of the Funds may be exchanged for shares of the same class of any other GT Global Mutual Funds, based on their respective net asset values, without imposition of any initial or contingent deferred sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."


In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL AMERICA SMALL CAP
     GROWTH FUND


      -- GT GLOBAL AMERICA MID CAP GROWTH FUND

      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL DOLLAR FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL WORLDWIDE GROWTH FUND

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.


A shareholder interested in making an exchange should contact his broker or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or to the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders from the investor or broker. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 31

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares of the Funds may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns both Class A and Class B shares of a Fund, Class A shares will be redeemed first unless the shareholder specifically requests otherwise.



REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of the Funds may submit redemption requests to such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/ dealer. Broker/Dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next determined after the broker/dealer receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the broker/ dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/ Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.



REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares). Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder uncertain about the Funds' signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD. THE TRANSFER AGENT AND THE FUND ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF TELEPHONE REDEMPTION REQUESTS.

                               Prospectus Page 32

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares in the Funds with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on certain redemptions of Class A shares purchased for at least $500,000 without an initial sales charge and Class B shares made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder with questions concerning what documents are required should contact his broker/dealer or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 33

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their broker/dealers. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 34

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing), each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by a Fund are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the lower expenses borne by the Advisor Class shares. It is expected, however, that the net asset value per share of Class A and Class B shares of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less any applicable expenses. Each Fund also annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution

                               Prospectus Page 35

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares, and whether paid in cash or reinvested in additional Fund shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is

                               Prospectus Page 36

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of such Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased within 30 days before or after redeeming shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. The Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.40% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of all GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in


                               Prospectus Page 37

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of
--------------, 1997, the Manager and its worldwide asset management affiliates manage approximately $
-- billion. In the United States, as of October 31, 1997, the Manager manages or administers approximately $
-- billion of GT Global Mutual Funds. As of
--------------, 1997 , assets entrusted to Liechtenstein Global Trust total approximately $


-- billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                             EMERGING MARKETS FUND


                                   RESPONSIBILITIES FOR                          BUSINESS EXPERIENCE
NAME/OFFICE                              THE FUND                                  LAST FIVE YEARS
---------------------------  ---------------------------------  ------------------------------------------------------
Jonathan Chew                Portfolio Manager since Fund       Portfolio Manager for the Manager and LGT Asset
 Hong Kong                    inception in 1992                  Management Ltd. (Hong Kong).
James M. Bogin               Portfolio Manager since 1993       Portfolio Manager for the Manager since 1993; From
 San Francisco                                                   1989 to 1993, Mr. Bogin was a Fund Manager at Nomura
                                                                 Investment Management Co. (Tokyo).

John R. Legat                Portfolio Manager since 1995       Portfolio Manager for the Manager and LGT Asset
 London                                                          Management PLC (London).


                           LATIN AMERICA GROWTH FUND


                                   RESPONSIBILITIES FOR                          BUSINESS EXPERIENCE
NAME/OFFICE                              THE FUND                                  LAST FIVE YEARS
---------------------------  ---------------------------------  ------------------------------------------------------
Soraya M. Betterton          Portfolio Manager since Fund       Portfolio Manager for the Manager.
 San Francisco                inception in 1991



In placing securities orders for the Funds' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through any Liechtenstein Global Trust affiliate. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads and other costs that a Fund will bear directly, and could result in the realization of net capital gains which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Class A and Class B


                               Prospectus Page 38

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, GT Global pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. A commission with respect to Class B shares is not paid on exchanges or certain reinvestments in Class B shares.



The Latin America Growth Fund has previously suspended the offering of its shares upon the advice of the Manager that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin America Growth Fund has resumed sales of its shares based upon the Manager's advice that it is consistent with prudent portfolio management to do so. However, the Latin America Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.


GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to the Fund's Class A shares ("Class A Plan"), the Funds may each pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may each pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under each Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted by the Company's Board of Directors with respect to the Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

GT Global's service and distribution expenses under the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to brokers and dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's service and distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under each Class B Plan include payment of initial sales commissions to broker/ dealers and interest on any unreimbursed amounts carried forward thereunder. GT Global expects that it will continue to incur certain of such service and distribution expenses, including trail commission payments and other account servicing

                               Prospectus Page 39

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
costs, during any suspension of the offering of the Funds shares.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Directors believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the relevant Fund(s) to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicative mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Emerging Markets Fund and the Latin America Growth Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

The Company normally will not hold annual meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any

                               Prospectus Page 40

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

Emerging Markets Fund is classified as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

The Latin America Growth Fund is classified as a "non-diversified" fund under the 1940 Act which means that with respect to 50% of its total assets, no more than 50% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

Because the Funds employ a Combined Prospectus, it is possible that a Fund might become liable for a misstatement with respect to the other Fund in this Combined Prospectus. The Board of Directors of the Company have considered this in approving the use of a Combined Prospectus.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date established by the Board of Directors.


In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results

                               Prospectus Page 41

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart, LLP also acts as counsel to the Manager, GT Global and GT Global Investor Services, Inc. in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 42

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 43

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 44

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 45

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


G.T. GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., GT GLOBAL EMERGING MARKETS FUND, GT GLOBAL LATIN AMERICA GROWTH FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   LEMPR610008MC

                             GT GLOBAL THEME FUNDS:
                                 ADVISOR CLASS

                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------

          GT GLOBAL FINANCIAL SERVICES FUND                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
            GT GLOBAL INFRASTRUCTURE FUND                             GT GLOBAL HEALTH CARE FUND
           GT GLOBAL NATURAL RESOURCES FUND                       GT GLOBAL TELECOMMUNICATIONS FUND


GT GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), that, in turn, invests primarily in equity securities throughout the world that operate in the financial services industries.



GT GLOBAL INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND") seeks long-term growth of capital by investing all of its investable assets in the Global Infrastructure Portfolio.



GT GLOBAL NATURAL RESOURCES FUND ("NATURAL RESOURCES FUND") seeks long-term growth of capital by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio"), that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies.



GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term growth of capital by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio") that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.



The GT GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.



The GT GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, the Infrastructure Fund, the Natural Resources Fund and the Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolio.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolios are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco 94111, or by calling (800) 824-1580.


FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         16
Risk Factors..............................................................................         23
How to Invest.............................................................................         29
How to Make Exchanges.....................................................................         31
How to Redeem Shares......................................................................         32
Shareholder Account Manual................................................................         34
Calculation of Net Asset Value............................................................         35
Dividends, Other Distributions and Federal Income Taxation................................         35
Management................................................................................         37
Other Information.........................................................................         42


                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.



The Funds and the Portfolios:  Financial  Services Fund,  Infrastructure Fund,  Natural Resources
                               Fund, Consumer Products  and Services Fund,  Health Care Fund  and
                               Telecommunications  Fund  (each  a "Fund,"  and  collectively, the
                               "Funds") is each  a diversified series  of G.T. Investment  Funds,
                               Inc.  (the "Company"), a Maryland corporation. Each Portfolio is a diversified series  of Global  Investment  Portfolio, a  New  York common  law trust.  The Portfolios, the  Health Care  Fund and the
                               Telecommunications Fund  are  referred  to herein  as  the  "Theme
                               Portfolios."

Investment Objectives:         Financial  Services Fund,  Infrastructure Fund,  Natural Resources
                               Fund and  Consumer  Products  and  Services  Fund  seek  long-term capital  growth.  The  Health Care  Fund  seeks  long-term capital appreciation. The Telecommunications  Fund seeks long-term  growth of capital.

Principal Investments:         Financial  Services Fund invests  all of its  investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity  securities  of  companies  throughout  the  world  that operate in the financial services industry.

                               Infrastructure  Fund invests all  of its investable  assets in the
                               Infrastructure Portfolio,  that,  in turn,  invests  primarily  in equity  securities of companies throughout  the world that design,
                               develop  or  provide  products  and  services  significant  to   a
                               country's infrastructure.

                               Natural Resources Fund invests all of its investable assets in the
                               Natural  Resources Portfolio, that, in  turn, invests primarily in equity securities  of companies  throughout  the world  that  own, explore  or develop natural resources and other basic commodities, or supply goods and services to such companies.

                               Consumer Products and Services Fund invests all of its  investable assets  in the Consumer Products  and Services Portfolio, that, in
                               turn,  invests  primarily  in   equity  securities  of   companies
                               throughout   the  world   that  manufacture,   market,  retail  or
                               distribute consumer products and services.

                               Health Care Fund invests primarily in equity securities of  health care companies throughout the world.

                               Telecommunications  Fund invests primarily in equity securities of
                               companies  throughout  the  world  engaged  in  the   development,
                               manufacture or sale of telecommunications services or equipment.

                               There  is no assurance that any Fund or the Portfolio will achieve
Principal Risk Factors:        its  investment  objective.  Each  Fund's  net  asset  value  will fluctuate,  reflecting  fluctuations in  the  market value  of its
                               securities   holdings.   Each   Theme   Portfolio's   policy    of
                               concentrating  its  investments  in  companies  in  its particular industries may cause a  Fund's net asset  value to fluctuate  more than if it invested in a greater number of industries.


                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Investments  in  foreign  securities  involve  risks  relating  to political and  economic developments  abroad and  the  differences between  the  regulations to  which U.S.  and foreign  issuers are subject. Individual foreign economies also may differ favorably or unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect a Fund's net asset value, earnings and gains and losses  realized on sales  of securities. Securities  of foreign  companies  may  be  less  liquid  and  their  prices more volatile than those of securities of comparable U.S. companies.

                               Each Theme  Portfolio  may  engage in  certain  foreign  currency, options  and futures transactions to  attempt to hedge against the overall level of investment and currency risk associated with  its present  or planned investments. Such transactions involve certain risks and transaction costs.

                               The  Financial   Services   Portfolio,  Health   Care   Fund   and
                               Telecommunications  Fund  may  each  invest  up  to  5%,  and  the
                               Infrastructure Portfolio, Natural Resources Portfolio and Consumer
                               Products and Services Portfolio may each  invest up to 20% of  its
                               total   assets   in  below   investment  grade   debt  securities.
                               Investments of this type are subject to a greater risk of loss  of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            Chancellor  LGT Asset Management, Inc.  (the "Manager") is part of
                               Liechtenstein Global Trust, a provider of global asset  management and  private  banking  products  and  services  to  individual and institutional investors, entrusted with approximately $ billion in total assets as  of , 1997.  The Manager and  its worldwide  asset management affiliates maintain fully-staffed investment offices in
                               Frankfurt,  Hong Kong, London, New York, San Francisco, Singapore,
                               Sydney, Tokyo and Toronto. See "Management."

                               Advisor Class shares  are offered through  this Prospectus to  (a)
                               trustees  or  other  fiduciaries  purchasing  shares  for employee benefit plans which are sponsored  by organizations which have  at
Advisor Class Shares:          least  1,000 employees;  (b) any account  with assets  of at least
                               $10,000 if  (i) a  financial planner,  trust company,  bank  trust
                               department   or  registered  investment   adviser  has  investment
                               discretion over such  account, and  (ii) the  account holder  pays such  person as compensation for its  advice and other services an annual fee  of  at  least  .50%  on  the  assets  in  the  account
                               ("Advisory  Account");  (c) any  account  with assets  of  a least
                               $10,000 if  (i) such  account is  established under  a "wrap  fee"
                               program,  and (ii)  the account  holder pays  the sponsor  of such program an  annual fee  of at  least  .50% on  the assets  in  the account  ("Wrap Fee Account"); (d) accounts  advised by one of the companies  comprising  or  affiliated  with  Liechtenstein  Global
                               Trust;  and (e) any of the companies comprising or affiliated with
                               Liechtenstein Global Trust.

Shares Available Through:      Advisor Class shares  of each  Fund's common  stock are  available through  Financial Advisors  (as defined herein)  who have entered into agreements with the Fund's distributor, GT Global, Inc.  ("GT
                               Global")  or certain  of its affiliates.  See "How  to Invest" and
                               "Shareholder Account Manual."


                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Exchange Privileges:           Advisor Class shares of a Fund  may only be exchanged for  Advisor
                               Class  shares of other GT Global  Mutual Funds, which are open-end management investment companies advised and/or administered by the
                               Manager. See  "How to  Make  Exchanges" and  "Shareholder  Account
                               Manual."

Redemptions:                   Shares  may  be redeemed  through  the Funds'  transfer  agent, GT
                               Global Investor  Services, Inc.  ("Transfer Agent").  See "How  to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other
  Distributions:               Dividends  paid annually  from net investment  income and realized net short-term capital  gains; other  distributions paid  annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Advisor Class  shares of the  distributing Fund  or in Advisor
                               Class shares of other GT Global Mutual Funds.

Net Asset Values:              Advisor Class shares of  the Health Care Fund,  Telecommunications
                               Fund,   Infrastructure  Fund,  Financial  Services  Fund,  Natural
                               Resources  Fund  and  Consumer  Products  and  Services  Fund  are
                               expected  to  be quoted  daily in  the  financial section  of most newspapers.


                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Funds are reflected in the following tables*:


                                                              GT GLOBAL           GT GLOBAL             GT GLOBAL
                                                             HEALTH CARE     TELECOMMUNICATIONS    FINANCIAL SERVICES
                                                                FUND                FUND                  FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (% of offering price)................................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Maximum deferred sales charge as a % of net asset value
    at time of purchase or sale, whichever is less.......          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.98%               0.93%                 0.98%
  12b-1 distribution and service expenses................          None                None                  None
  Other expenses (after reimbursements)..................             %                   %                     %
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................             %                   %                     %
                                                                -------             -------               -------
                                                                -------             -------               -------

                                                              GT GLOBAL           GT GLOBAL             GT GLOBAL
                                                           INFRASTRUCTURE     NATURAL RESOURCES     CONSUMER PRODUCTS
                                                                FUND                FUND            AND SERVICES FUND
                                                           ---------------  ---------------------  -------------------
                                                            ADVISOR CLASS       ADVISOR CLASS         ADVISOR CLASS
                                                           ---------------  ---------------------  -------------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares
    (% of offering price)................................          None                None                  None
  Sales charges on reinvested distributions to
    shareholders.........................................          None                None                  None
  Maximum deferred sales charge as a % of net asset value
    at time of purchase or sale, whichever is less.......          None                None                  None
  Redemption charges.....................................          None                None                  None
  Exchange fees:
      -- On first four exchanges each year...............          None                None                  None
      -- On each additional exchange.....................         $7.50               $7.50                 $7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..........         0.98%               0.98%                 0.98%
  12b-1 distribution and service expenses................          None                None                  None
  Other expenses (after reimbursements)..................             %                   %                     %
                                                                -------             -------               -------
  Total Fund Operating Expenses..........................             %                   %                     %
                                                                -------             -------               -------
                                                                -------             -------               -------


                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:


                                              GT GLOBAL                     GT GLOBAL                       GT GLOBAL
                                             HEALTH CARE                TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                FUND                           FUND                           FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $      $      $       $       $      $       $       $       $       $       $       $



                                                                                                            GT GLOBAL
                                              GT GLOBAL                     GT GLOBAL                   CONSUMER PRODUCTS
                                           INFRASTRUCTURE               NATURAL RESOURCES                      AND
                                                FUND                           FUND                       SERVICES FUND
                                     ---------------------------   ----------------------------   -----------------------------
                                     ONE    THREE  FIVE     TEN    ONE    THREE   FIVE     TEN     ONE    THREE   FIVE     TEN
                                     YEAR   YEARS  YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR    YEARS   YEARS   YEARS
                                     ----   ----   -----   -----   ----   -----   -----   -----   -----   -----   -----   -----
Advisor Class Shares...............  $      $      $       $       $      $       $       $       $       $       $       $


--------------

* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance. With respect to Advisor Class shares, without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been (1) ___% and ___%, respectively, for the Financial Services Fund and its Portfolio, (2) ___% and ___%, respectively, for the Infrastructure Fund and its Portfolio; (3) ___% and ___%, respectively, for the Natural Resources Fund and its Portfolio; and (4) ___% and ___%, respectively, for the Consumer Products and Services Fund and its Portfolio. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees.



    The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.


                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed financial information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.


                           GT GLOBAL HEALTH CARE FUND

                                                                           CLASS A+
                                ----------------------------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                ----------------------------------------------------------------------------------------------
                                 1996      1995*         1994*          1993*           1992           1991           1990
                                -------  ----------   ------------   ------------   ------------   ------------   ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................           $    19.60   $      17.86   $      17.44   $      19.29   $      12.83   $      11.83
                                -------  ----------   ------------   ------------   ------------   ------------   ------------
Income from investment
 operations:
  Net investment income
   (loss).....................                (0.15)         (0.22)         (0.15)         (0.18)          0.03           0.06
  Net realized and unrealized
   gain (loss) on
   investments................                 3.73           2.02           0.57          (1.53)          6.78           0.97
                                -------  ----------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease) from
   investment operations......                 3.58           1.80           0.42          (1.71)          6.81           1.03
                                -------  ----------   ------------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income.......                (0.00)         (0.00)         (0.00)         (0.00)         (0.07)         (0.03)
  Net realized gain on
   investments................                (1.34)         (0.00)         (0.00)         (0.14)         (0.28)         (0.00)
  In excess of net realized
   gain on investments........                (0.00)         (0.06)         (0.00)         (0.00)         (0.00)         (0.00)
                                -------  ----------   ------------   ------------   ------------   ------------   ------------
    Total distributions.......                (1.34)         (0.06)         (0.00)         (0.14)         (0.35)         (0.03)
                                -------  ----------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of
 period.......................           $    21.84   $      19.60   $      17.86   $      17.44   $      19.29   $      12.83
                                -------  ----------   ------------   ------------   ------------   ------------   ------------
Total investment return (c)...               19.79%         10.11%           2.4%         (8.9)%          54.2%           8.7%

Ratios and supplemental data:
Net assets, end of period
 (in 000's)...................           $  426,380   $    438,940   $    461,113   $    655,867   $    552,897   $    145,544
Ratio of net investment income
 (loss) to average net
 assets.......................              (0.72)%        (1.23)%        (0.90)%        (0.97)%          0.19%          0.66%
Ratio of expenses to average
 net assets:
  With expense reduction......                1.85%          1.98%           2.0%          2.05%          2.01%          2.39%
  Without expense reduction...                1.91%           (d-%)          (d-%)          (d-%)          (d-%)          (d-%)
Portfolio turnover rate +++...                  99%            64%            61%            30%            23%            34%


                                AUGUST 7, 1989
                                (COMMENCEMENT
                                OF OPERATIONS)
                                TO OCTOBER 31,
                                     1989
                                --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................  $    11.43
                                --------------
Income from investment
 operations:
  Net investment income
   (loss).....................        0.01
  Net realized and unrealized
   gain (loss) on
   investments................        0.39
                                --------------
  Net increase (decrease) from
   investment operations......        0.40
                                --------------
Distributions:
  Net investment income.......       (0.00)
  Net realized gain on
   investments................       (0.00)
  In excess of net realized
   gain on investments........       (0.00)
                                --------------
    Total distributions.......       (0.00)
                                --------------
Net asset value, end of
 period.......................  $    11.83
                                --------------
Total investment return (c)...        3.5%(a)
Ratios and supplemental data:
Net assets, end of period
 (in 000's)...................  $   49,903
Ratio of net investment income
 (loss) to average net
 assets.......................        3.2%(b)
Ratio of expenses to average
 net assets:
  With expense reduction......        2.5%(b)
  Without expense reduction...          -%(d)
Portfolio turnover rate +++...        183%(b)


------------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.



++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* These selected per share data were calculated based upon weighted average shares outstanding during the period.



**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.



(a) Not annualized.



(b) Annualized.



(c) Total investment return does not include sales charges.



(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS


                           GT GLOBAL HEALTH CARE FUND
                                  (CONTINUED)



                                                                    CLASS B++
                                                    -----------------------------------------
                                                                                   APRIL 1,            ADVISOR CLASS**
                                                                                     1993       ------------------------------
                                                       YEAR ENDED OCTOBER 31,         TO        YEAR ENDED      JUNE 1, 1995
                                                    ----------------------------  OCTOBER 31,   OCTOBER 31,    TO OCTOBER 31,
                                                       1996      1995*    1994*      1993*         1996             1995
                                                    ----------  -------  -------  -----------   -----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of
 period...........................................              $ 19.46  $ 17.80    $ 15.59                    $         18.66
                                                    ----------  -------  -------  -----------   -----------   ----------------
Income from investment operations:
  Net investment income (loss)....................                (0.25)   (0.32)     (0.14)                             (0.02)
  Net realized and unrealized gain (loss) on
   investments....................................                 3.69     2.02       2.35                               3.24
                                                    ----------  -------  -------  -----------   -----------   ----------------
  Net increase (decrease) from investment
   operations.....................................                 3.44     1.70       2.21                               3.22
                                                    ----------  -------  -------  -----------   -----------   ----------------
Distributions:
  Net investment income...........................                (0.00)   (0.00)     (0.00)                              0.00
  Net realized gain on
   investments....................................                (1.34)   (0.00)     (0.00)                              0.00
  In excess of net realized gain on investments...                (0.00)   (0.04)     (0.00)                              0.00
                                                    ----------  -------  -------  -----------   -----------   ----------------
    Total distributions...........................                (1.34)   (0.04)     (0.00)                              0.00
                                                    ----------  -------  -------  -----------   -----------   ----------------
Net asset value, end of period....................              $ 21.56  $ 19.46    $ 17.80                    $         21.88
                                                    ----------  -------  -------  -----------   -----------   ----------------
                                                    ----------  -------  -------  -----------   -----------   ----------------
Total investment return (c).......................               19.17%    9.55%      14.2%(a)                          17.10%(a)

Ratios and supplemental data:
Net assets, end of period
 (in 000's).......................................              $70,740  $39,100    $ 8,604                    $           539
Ratio of net investment income (loss) to average
 net assets.......................................              (1.22)%  (1.73)%    (1.40)%(b)                         (0.22)%(b)
Ratio of expenses to average net assets:
  With expense reduction..........................                2.35%    2.48%      2.54%(b)                           1.35%(b)
  Without expense reduction.......................                2.41%       -%(d)        -%(d)                         1.41%(b)
Portfolio turnover rate +++.......................                  99%      64%        61%                                99%


------------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.



++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* These selected per share data were calculated based upon weighted average shares outstanding during the period.



**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.



(a) Not annualized.



(b) Annualized.



(c) Total investment return does not include sales charges.



(d) Calculation of "Ratios of expenses to average net assets" was made without considering the effect of expense reduction, if any.


                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND


                                                                                          CLASS A+
                                                              ----------------------------------------------------------------
                                                                                                              JANUARY 27, 1992
                                                                          YEAR ENDED OCTOBER 31,              (COMMENCEMENT OF
                                                              ----------------------------------------------   OPERATIONS) TO
                                                                 1996        1995      1994(C)       1993     OCTOBER 31, 1992
                                                              ----------  ----------  ----------  ----------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period........................              $    17.80  $    16.92  $    11.16     $    11.43
                                                              ----------  ----------  ----------  ----------  ----------------
Income from investment operations:
  Net investment income (loss)..............................                   (0.09)      (0.01)       0.08           0.14*
  Net realized and unrealized gain (loss) on investments....                   (0.43)       1.17        5.83          (0.41)
                                                              ----------  ----------  ----------  ----------  ----------------
  Net increase (decrease) from investment operations........                   (0.52)       1.16        5.91          (0.27)
                                                              ----------  ----------  ----------  ----------  ----------------
Distributions:
  Net investment income.....................................                   (0.00)      (0.01)      (0.15)         (0.00)
  Net realized gain on investments..........................                   (0.86)      (0.27)      (0.00)         (0.00)
                                                              ----------  ----------  ----------  ----------  ----------------
    Total distributions.....................................                   (0.86)      (0.28)      (0.15)         (0.00)
                                                              ----------  ----------  ----------  ----------  ----------------
Net asset value, end of period..............................              $    16.42  $    17.80  $    16.92     $    11.16
                                                              ----------  ----------  ----------  ----------  ----------------
                                                              ----------  ----------  ----------  ----------  ----------------
Total investment return (d).................................                 (2.88)%       7.02%       53.6%           (2.4)%(a)

Ratios and supplemental data:
Net assets, end of period (in 000's)........................              $1,353,722  $1,644,402  $1,223,340     $  442,862
Ratio of net investment income to average net assets........                 (0.49)%     (0.02)%        0.8%           2.1%*(b)
Ratio of expenses to average net assets:
  With expense reductions...................................                   1.77%        1.8%        2.0%(b)          2.3%*(b)
  Without expense reductions................................                   1.83%          -%(e)         -%(e)            -%(e)
Portfolio turnover rate+++..................................                     62%         57%         41%             4%(b)


------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS


                       GT GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)



                                                                                       APRIL 1,                   JUNE 1, 1995
                                                         YEAR ENDED OCTOBER 31,         1993 TO     YEAR ENDED         TO
                                                    --------------------------------  OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                      1996       1995      1994(C)       1993          1996           1995
                                                    --------  ----------  ----------  -----------   -----------   -------------
                                                                                        CLASS B++               ADVISOR CLASS**
                                                    ---------------------------------------------   ---------------------------
Per Share Operating Performance:
Net asset value, beginning of period..............            $    17.66  $    16.87  $     12.68                   $  15.24
                                                    --------  ----------  ----------  -----------   -----------   -------------
Income from investment operations:
  Net investment income (loss)....................                 (0.17)      (0.10)        0.01                       0.00
  Net realized and unrealized gain (loss) on
   investments....................................                 (0.43)       1.17         4.18                       1.22
                                                    --------  ----------  ----------  -----------   -----------   -------------
  Net increase (decrease) from investment
   operations.....................................                 (0.60)       1.07         4.19                       1.22
                                                    --------  ----------  ----------  -----------   -----------   -------------
Distributions:
  Net investment income...........................                 (0.00)      (0.01)       (0.00)                      0.00
  Net realized gain on investments................                 (0.86)      (0.27)       (0.00)                      0.00
                                                    --------  ----------  ----------  -----------   -----------   -------------
    Total distributions...........................                 (0.86)      (0.28)       (0.00)                      0.00
                                                    --------  ----------  ----------  -----------   -----------   -------------
Net asset value, end of period....................            $    16.20  $    17.66  $     16.87                   $  16.46
                                                    --------  ----------  ----------  -----------   -----------   -------------
                                                    --------  ----------  ----------  -----------   -----------   -------------
Total investment return (d).......................                 (3.37)%      6.50%       33.0%(a)                   7.94%(a)

Ratios and supplemental data:                                 $1,111,520  $1,184,081      455,335                   $    681
Ratio of net investment income to average net
 assets...........................................                 (0.99)%      (0.52)%        0.3%(b)                 0.01%(b)
Ratio of expenses to average net assets:
  With expense reductions.........................                 2.27%        2.3%         2.5%(b)                   1.27%(b)
  Without expense reductions......................                 2.33%          -%(e)          -%(e)                 1.33%(b)
Portfolio turnover rate+++........................                   62%         57%          41%                        62%


--------------

+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.



++  Commencing April 1, 1993, the Fund began offering Class B shares.



+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.



**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.



(a) Not annualized.



(b) Annualized.



(c) These per share operating performance data were calculated based upon weighted average shares outstanding during the year.



(d) Total investment return does not include sales charges.



(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS


                       GT GLOBAL FINANCIAL SERVICES FUND


                                                         CLASS A                                  CLASS B
                                          --------------------------------------   --------------------------------------
                                                                       MAY 31,                                  MAY 31,
                                                                         1994                                     1994
                                                                      (COMMENCEMENT                            COMMENCEMENT
                                                                      OF                                       OF
                                                 YEAR ENDED           OPERATIONS)         YEAR ENDED           OPERATIONS)
                                                 OCTOBER 31,          TO                  OCTOBER 31,          TO
                                          -------------------------    OCTOBER     -------------------------    OCTOBER
                                             1996         1995(D)      31, 1994       1996         1995(D)      31, 1994
                                          -----------   -----------   ----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....                 $    11.62    $  11.43                   $    11.60    $  11.43
                                          -----------   -----------   ----------   -----------   -----------   ----------
  Income from investment operations:
  Net investment income.................                       0.17*       0.02*                        0.11*       0.00*
  Net realized and unrealized gain on
   investments..........................                       0.13        0.17                         0.12        0.17
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net increase from investment
 operations.............................                       0.30        0.19                         0.23        0.17
                                          -----------   -----------   ----------   -----------   -----------   ----------
Net asset value, end of period..........                 $    11.92    $  11.62                   $    11.83    $  11.60
                                          -----------   -----------   ----------   -----------   -----------   ----------
                                          -----------   -----------   ----------   -----------   -----------   ----------
Total investment return (b).............                       2.58%       1.66%(c)                     1.98%       1.49%(c)

Ratios and supplemental data:
Net assets, end of period (in 000's)....                 $    5,687    $  3,175                   $    4,548    $  2,235
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Manager.......                       1.46%       0.66%(a)                     0.96%       0.16%(a)
  Without expense reductions and
   reimbursement from the Manager.......                      (5.34)%     (7.26)%(a)                   (5.84)%     (7.76)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Manager.......                       2.34%       2.40%(a)                     2.84%       2.90%(a)
  Without expense reductions and
   reimbursement from the Manager.......                       9.14%      10.32%(a)                     9.64%      10.82%(a)
Portfolio Turnover Rate (e).............

                                               ADVISOR CLASS+
                                          -------------------------
                                          YEAR ENDED   JUNE 1, 1995
                                           OCTOBER          TO
                                             31,       OCTOBER 31,
                                             1996          1995
                                          ----------   ------------
Per Share Operating Performance:
Net asset value, beginning of period....                 $ 11.09
                                          ----------   ------------
  Income from investment operations:
  Net investment income.................                    0.09*
  Net realized and unrealized gain on
   investments..........................                    0.77
                                          ----------   ------------
Net increase from investment
 operations.............................                    0.86
                                          ----------   ------------
Net asset value, end of period..........                 $ 11.95
                                          ----------   ------------
                                          ----------   ------------
Total investment return (b).............                    7.75%(c)
Ratios and supplemental data:
Net assets, end of period (in 000's)....                 $    31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Manager.......                    1.96%(a)
  Without expense reductions and
   reimbursement from the Manager.......                   (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Manager.......                    1.84%(a)
  Without expense reductions and
   reimbursement from the Manager.......                    8.64%(a)
Portfolio Turnover Rate (e).............


------------------
(a) Annualized.

(b) Total investment return does not include sales charges.

(c) Not annualized.

(d) These selected per share data were calculated based upon weighted average shares outstanding during the period.


(e) GT Global Financial Services Fund invests only in the GT Global Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Financial Services Portfolio.



* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B, and Advisor Class, respectively, for the period ended October 31, 1995, and $0.23 and $0.23 for Class A and Class B from May 31, 1994 to October 31, 1994.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS

                         GT GLOBAL INFRASTRUCTURE FUND

                                                            CLASS A                                       CLASS B
                                          --------------------------------------------   ------------------------------------------
                                                 YEAR ENDED             MAY 31, 1994           YEAR ENDED            MAY 31, 1994
                                                 OCTOBER 31,          (COMMENCEMENT OF         OCTOBER 31,         (COMMENCEMENT OF
                                          -------------------------    OPERATIONS) TO    -----------------------    OPERATIONS) TO
                                             1996          1995       OCTOBER 31, 1994      1996         1995      OCTOBER 31, 1994
                                          -----------   -----------   ----------------   ----------   ----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period....                 $    12.47       $ 11.43                      $   12.45       $ 11.43
                                          -----------   -----------      --------        ----------   ----------      --------
  Income from investment operations:
  Net investment income (loss)..........                      (0.03)*        0.01*                         (0.09)*       (0.01)*
  Net realized and unrealized gain
   (loss) on investments................                      (0.33)         1.03                          (0.33)         1.03
                                          -----------   -----------      --------        ----------   ----------      --------
  Net increase (decrease) from
   investment operations................                      (0.36)         1.04                          (0.42)         1.02
                                          -----------   -----------      --------        ----------   ----------      --------
Net asset value, end of period..........                 $    12.11       $ 12.47                      $   12.03       $ 12.45
                                          -----------   -----------      --------        ----------   ----------      --------
                                          -----------   -----------      --------        ----------   ----------      --------
Total investment return (c).............                      (2.89)%        9.10%(b)                      (3.37)%        8.92%(b)

Ratios and supplemental data:
Net assets, end of period (in 000's)....                 $   36,241       $23,615                      $  50,181       $30,954
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Manager.........                      (0.32)%        0.41%(a)                      (0.82)%       (0.09)%(a)
  Without expense reductions and
   reimbursement by the Manager.........                      (0.58)%       (0.47)%(a)                     (1.08)%       (0.97)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Manager.........                       2.36%         2.40%(a)                       2.86%         2.90%(a)
  Without expense reductions and
   reimbursement by the Manager.........                       2.62%         3.28%(a)                       3.12%         3.78%(a)
Portfolio Turnover Rate (d).............

                                                  ADVISOR CLASS+
                                          ------------------------------
                                                          JUNE 1, 1995
                                          YEAR ENDED           TO
                                          OCTOBER 31,     OCTOBER 31,
                                             1996             1995
                                          -----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of period....                    $ 12.00
                                          -----------      --------
  Income from investment operations:
  Net investment income (loss)..........                       0.02*
  Net realized and unrealized gain
   (loss) on investments................                       0.12
                                          -----------      --------
  Net increase (decrease) from
   investment operations................                       0.14
                                          -----------      --------
Net asset value, end of period..........                    $ 12.14
                                          -----------      --------
                                          -----------      --------
Total investment return (c).............                       1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....                    $   216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by the Manager.........                       0.18%(a)
  Without expense reductions and
   reimbursement by the Manager.........                      (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by the Manager.........                       1.86%(a)
  Without expense reductions and
   reimbursement by the Manager.........                       2.12%(a)
Portfolio Turnover Rate (d).............


------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) GT Global Infrastructure Fund invests only in the GT Global Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Infrastructure Portfolio.



* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class for the period ended October 31, 1995. Net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS

                        GT GLOBAL NATURAL RESOURCES FUND


                                        CLASS A                              CLASS B
                          -----------------------------------   ----------------------------------         ADVISOR CLASS+
                                                                                                     --------------------------
                             YEAR ENDED        MAY 31, 1994        YEAR ENDED       MAY 31, 1994                   JUNE 1, 1995
                             OCTOBER 31,     COMMENCEMENT OF      OCTOBER 31,     COMMENCEMENT OF                       TO
                          -----------------   OPERATIONS) TO    ----------------   OPERATIONS) TO                  OCTOBER 31,
                            1996     1995    OCTOBER 31, 1994    1996     1995    OCTOBER 31, 1994      1996           1995
                          --------  -------  ----------------   -------  -------  ----------------   -----------   ------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period....            $ 12.41      $ 11.43                 $ 12.38      $ 11.43                        $ 11.45
                          --------  -------     --------        -------  -------     --------        -----------   ------------
  Income from investment
   operations:
  Net investment income
   (loss)...............               0.04*        0.06*                  (0.02)*        0.03*                         0.11*
  Net realized and
   unrealized gain
   (loss) on
   investments..........              (0.98)        0.92                   (0.98)        0.92                          (0.09)
                          --------  -------     --------        -------  -------     --------        -----------   ------------
Net increase (decrease)
 from investment
 operations.............              (0.94)        0.98                   (1.00)        0.95                           0.02
                          --------  -------     --------        -------  -------     --------        -----------   ------------
Distributions to
 shareholders:
  From net investment
   income...............              (0.03)        0.00                   (0.02)        0.00                           0.00
                          --------  -------     --------        -------  -------     --------        -----------   ------------
    Total
     distributions......              (0.03)        0.00                   (0.02)        0.00                           0.00
Net asset value, end of
 period.................            $ 11.44      $ 12.41                 $ 11.36      $ 12.38                        $ 11.47
                          --------  -------     --------        -------  -------     --------        -----------   ------------
                          --------  -------     --------        -------  -------     --------        -----------   ------------
Total investment return
 (c)....................              (7.58)%        8.57%(b)              (8.05)%        8.31%(b)                      0.17%(b)

Ratios and supplemental
 data:
Net assets, end of
 period (in 000's)......            $12,598      $14,797                 $13,978      $13,404                            $95
Ratio of net investment
 income (loss) to
 average net assets:
  With expense
   reductions and
   reimbursement from
   the Manager..........               0.41%        2.63%(a)               (0.09)%        2.13%(a)                      0.91%(a)
  Without expense
   reductions and
   reimbursement from
   the Manager..........              (0.69)%        0.65%(a)              (1.19)%        0.15%(a)                     (0.19)%(a)
Ratio of expenses to
 average net assets:
  With expense
   reductions and
   reimbursement from
   the Manager..........               2.37%        2.40%(a)                2.87%        2.90%(a)                       1.87%(a)
  Without expense
   reductions and
   reimbursement from
   the Manager..........               3.47%        4.38%(a)                3.97%        4.88%(a)                       2.97%(a)
Portfolio Turnover Rate
 (d)....................


------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) GT Global Natural Resources Fund invests only in the GT Global Natural Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Natural Resources Portfolio.



* Before reimbursement by the Manager, the net investment income per share would have been reduced by $0.14, $0.13 and $0.12 for Class A, Class B, and Advisor Class, respectively, for the period ended October 31, 1995, and $0.04 and $0.04 for Class A and Class B, respectively from May 31, 1994 to October 31, 1994.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

                               Prospectus Page 14

                             GT GLOBAL THEME FUNDS

                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


                                               CLASS A                       CLASS B                   ADVISOR CLASS+
                                     ---------------------------   ---------------------------   --------------------------
                                                   DECEMBER 30,                  DECEMBER 30,
                                                       1994                          1994
                                                   (COMMENCEMENT                 (COMMENCEMENT
                                                        OF                            OF                       JUNE 1, 1995
                                     YEAR ENDED     OPERATIONS)    YEAR ENDED     OPERATIONS)    YEAR ENDED         TO
                                     OCTOBER 31,    TO OCTOBER     OCTOBER 31,    TO OCTOBER     OCTOBER 31,   OCTOBER 31,
                                        1996         31, 1995*        1996         31, 1995*        1996          1995*
                                     -----------   -------------   -----------   -------------   -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................                   $ 11.43                       $ 11.43                      $ 11.84
                                     -----------   -------------   -----------   -------------   -----------   ------------
Income from investment operations:
  Net investment income............                      0.02**                       (0.04)**                      0.04**
  Net realized and unrealized gain
   on investments..................                      3.14                          3.14                         2.76
                                     -----------   -------------   -----------   -------------   -----------   ------------
  Net increase from investment
   operations......................                      3.16                          3.10                         2.80
                                     -----------   -------------   -----------   -------------   -----------   ------------
Net asset value, end of period.....                   $ 14.59                       $ 14.53                      $ 14.64
                                     -----------   -------------   -----------   -------------   -----------   ------------
                                     -----------   -------------   -----------   -------------   -----------   ------------
Total investment return (c)........                     27.65%(b)                     27.12%(b)                    23.65%(b)

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................                   $ 4,082                       $ 2,959                      $   164
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement by the Manager....                      0.20%(a)                     (0.30)%(a)                    0.70%(a)
  Without expense reductions and
   reimbursement by the Manager....                    (11.11)%(a)                   (11.61)%(a)                  (10.61)%(a)
Ratio of expenses to average net
 assets:
  With expense reductions and
   reimbursement by the Manager....                      2.32%(a)                      2.82%(a)                     1.82%(a)
  Without expense reductions and
   reimbursement by the Manager....                     13.63%(a)                     14.13%(a)                    13.13%(a)
Portfolio Turnover Rate (d)........


------------------
(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.


(d) GT Global Consumer Products and Services Fund invests only in the GT Global Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the GT Global Consumer Products and Services Portfolio.


+   Commencing June 1, 1995, the Fund began offering Advisor Class shares.

* These selected per share data were calculated based upon weighted average shares outstanding during the period.


** Before reimbursement by the Manager, net investment income per share would have been reduced by $1.12, $1.04 and $0.61, for Class A, Class B, and Advisor Class, respectively.


                               Prospectus Page 15

                             GT GLOBAL THEME FUNDS


                             INVESTMENT OBJECTIVES
                                  AND POLICIES


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND

The Financial Services Fund's investment objective is long-term capital growth. The Financial Services Fund seeks its objective by investing all of its investable assets in the Financial Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.



At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.



GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.



The Manager believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Manager's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Manager expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.


INFRASTRUCTURE FUND

The Infrastructure Fund's investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.



At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries.


GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including

                               Prospectus Page 16

                             GT GLOBAL THEME FUNDS

equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Manager's judgment, constitute services significant to the development of a country's infrastructure.



The Manager believes that a country's infrastructure is one key to the long-term success of that country's economy. The Manager believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Manager believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.



In the developed countries of North America, Europe, Japan and the south Pacific, the Manager expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Manager's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.



The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.


NATURAL RESOURCES FUND

The Natural Resources Fund's investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund. The Natural Resources Portfolio invests in natural resource companies which, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.



At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the natural resource industries.



GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Manager's opinion are significant to the ownership and development of natural resources and other basic commodities.



The Manager believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Manager believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.



The Manager believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious


                               Prospectus Page 17

                             GT GLOBAL THEME FUNDS

metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Manager believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.


CONSUMER PRODUCTS AND SERVICES FUND

The Consumer Products and Services Fund's investment objective is long-term capital growth. The Consumer Products and Services Fund seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio, that, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.



At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.


GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: (i) durable goods, such as homes, household goods, automobiles, boats, furniture and appliances, and computers; (ii) non-durable goods, such as food and beverages and apparel; (iii) media, entertainment, broadcasting, publishing and sports-related goods and services, such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging; and (iv) goods and services to companies in the foregoing industries such as advertisers, textile companies and distribution and shipping companies.

The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.



The Manager also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, the Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Manager's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.


HEALTH CARE FUND

The Health Care Fund's investment objective is long-term capital appreciation. The Health Care Fund seeks its objective by investing primarily in equity securities of health care companies throughout the world.


At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies

                               Prospectus Page 18

                             GT GLOBAL THEME FUNDS

outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.


GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.


The Manager believes that the global health care industries offer attractive long-term supply/demand dynamics. While the U.S., Western Europe, and Japan presently account for over 90% of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Manager believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Manager's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.



In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Manager believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.


TELECOMMUNICATIONS FUND

The Telecommunications Fund's investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.



At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industry.



GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. The telecommunications industry is composed of a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Manager will allocate the Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.



Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and


                               Prospectus Page 19

                             GT GLOBAL THEME FUNDS
teletext; and emerging technologies combining telephone, television and/or computer systems.


The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.



For these reasons, the Manager believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Manager uses its financial expertise in markets located throughout the world and the substantial global resources of Liechtenstein Global Trust in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Manager seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.



The Manager allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.



In analyzing specific companies for possible investment, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.



In assessing companies for the Natural Resources Portfolio, the Manager will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments issued by corporations, the U.S. or a foreign government. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.


                               Prospectus Page 20

                             GT GLOBAL THEME FUNDS


PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies. As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would continue to pay its own management fees and other expenses.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.



A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.



SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities Lending allows the Theme Portfolios to retain ownership of the securities loaned and, at the same time earn additional income that may be used to offset a Theme Portfolio's custody fees. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities equal to at least the value of the borrowed securities, plus any accrued interest. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.



WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on


                               Prospectus Page 21

                             GT GLOBAL THEME FUNDS

securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Theme Portfolios may enter into forward currency contracts either with respect to specific transactions or with respect to that Theme Portfolio's portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.



In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Manager intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.



Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


                               Prospectus Page 22

                             GT GLOBAL THEME FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity Securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.



Because of the focus of each Theme Portfolio on its industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered as a complete investment program.



FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services of this industry. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, government regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.



Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.



The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.



Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition, from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.



INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO. Infrastructure industries may be subject to greater


                               Prospectus Page 23

                             GT GLOBAL THEME FUNDS

political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services of this industry. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.



In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.



NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulations may also hamper the development of new technologies.



In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.


The value of the Natural Resources Portfolio's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Portfolio's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Portfolio's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.


CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services of the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.


                               Prospectus Page 24

                             GT GLOBAL THEME FUNDS


HEALTH CARE FUND. Health care industries generally are subject to substantial government regulation and approval of its products and services. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by health care companies and therefore could affect the performance of the Health Care Fund. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.



TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services of this industry. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.



FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


Each Theme Portfolio may invest in issuers domiciled in emerging markets. Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.



The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.



LOWER QUALITY DEBT SECURITIES. The Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20% of its total assets in debt securities rated below investment grade. Such investments involve a high degree of risk. However, the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio will not invest in debt securities that are in default as to payment of principal and interest.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some


                               Prospectus Page 25

                             GT GLOBAL THEME FUNDS
quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.


In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.



ILLIQUID SECURITIES. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund each may invest up to 15% of its net assets, and the Health Care Fund up to 10% of its total assets, in securities for which no readily available market exists, so-called "Illiquid Securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Portfolio to achieve capital appreciation substantially exceeding the appreciation the Portfolio would realize if it did not make such investments. However, in order to attempt to


                               Prospectus Page 26

                             GT GLOBAL THEME FUNDS

limit investment risk, each of the Theme Portfolios will invest no more than 5% of its total assets in Special Situations.



Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include:
(1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and (6) the possible need to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.



OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus, and in the Statement of Additional Information are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.



The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.



OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and


                               Prospectus Page 27

                             GT GLOBAL THEME FUNDS

Consumer Products and Services Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because its corresponding Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations which is not approved by the Board or the shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. The Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by that Fund of its own investment adviser to manage that Fund's assets in accordance with the investment objective, policies and limitations discussed herein with respect to each such Fund and its investment in its corresponding Portfolio.


In addition to selling its interest to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns from investors in another investment company which invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.


The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of large investors in its corresponding Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns; and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.


                               Prospectus Page 28

                             GT GLOBAL THEME FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global or certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.


For more information on how to purchase shares, please contact your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of


                               Prospectus Page 29

                             GT GLOBAL THEME FUNDS

ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain brokers may charge a fee for establishing accounts relating to the Program. Investors should contact their brokers or GT Global for more information.


                               Prospectus Page 30

                             GT GLOBAL THEME FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds, based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND WILL RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL WORLDWIDE GROWTH FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND

      -- GT GLOBAL LATIN AMERICA GROWTH FUND

      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND

      -- GT GLOBAL AMERICA MID CAP GROWTH FUND

      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND

      -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Funds' or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.

                               Prospectus Page 31

                             GT GLOBAL THEME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his Financial Advisor.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made

                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS
promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until they have assured themselves that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders may be placed in accordance with this Manual. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "Dividends, Other Distributions and Federal Income Taxation -- Taxes" and "How to Redeem Shares;" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
    ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send the instructions to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time), each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is the value of each such Fund's investment in its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also normally annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class

                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS
    shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if Fund shares are purchased within 90 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally

                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS
affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively, and have approved contracts with various financial organizations to provide certain services required by each Fund. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.



The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays the Manager administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays such fees, based on the average daily net assets of such Portfolio, directly to the Manager at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays the Manager a fee computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of
 .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. The Manager has undertaken to limit expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.90% of the average daily net assets of each Fund's Advisor Class shares.



The Manager also serves as each Theme Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein.


                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS

The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of              , 1997, the Manager and its worldwide asset management
affiliates manage approximately $ billion. In the United States, as of October 31, 1996, the Manager manages or administers approximately $ billion of GT
Global Mutual Funds. As of              , 1997, assets entrusted to
Liechtenstein Global Trust total approximately $80 billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:

                      GLOBAL FINANCIAL SERVICES PORTFOLIO


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).
                                                                                 From 1990 to 1992, Mr. Ellman was
                                                                                 employed by the Federal Reserve Bank
                                                                                 of New York as an international bank
                                                                                 examiner.


                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS

                                           GLOBAL INFRASTRUCTURE PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
David L. Sherry                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA). From 1990 to 1992, he was
                                                                                 a student at University of California
                                                                                 at Los Angeles Graduate School of
                                                                                 Business (where he received a Master
                                                                                 of Business Administration.)

Michael Mahoney                         Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.

                                          GLOBAL NATURAL RESOURCES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                   GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                         THE PORTFOLIO                          PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Derek H. Webb                           Portfolio Manager since Portfolio       Portfolio Manager for the Manager
 San Francisco                           inception in 1994                       since 1994. Analyst for the Manager
                                                                                 from 1992 to 1994.

                                               GLOBAL HEALTH CARE FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Yellen                          Portfolio Manager since 1996            Research analyst for the Manager from
 San Francisco                                                                   1994 to 1996. From 1991 to 1994, Mr.
                                                                                 Yellen was a securities analyst and
                                                                                 co-portfolio manager for Franklin
                                                                                 Resources, Inc. (San Mateo, CA).
                                                                                 Prior thereto, Mr. Yellen was a
                                                                                 student at Stanford University, where
                                                                                 he received a Bachelor's Degree in
                                                                                 International Relations.


                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS

                                            GLOBAL TELECOMMUNICATIONS FUND

                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            PAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Michael Mahoney                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1991 to 1993, Mr.
                                                                                 Mahoney was an Investment Analyst for
                                                                                 the Manager.

David L. Sherry                         Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993. From 1992 to 1993, Mr.
                                                                                 Sherry was Senior Securities Analyst
                                                                                 for Franklin Resources, Inc. (San
                                                                                 Mateo, CA).

A. James Ellman                         Portfolio Manager since 1995            Portfolio Manager for the Manager
 San Francisco                                                                   since 1995. Analyst for the Manager
                                                                                 from 1994 to 1995. From 1992 to 1994,
                                                                                 Mr. Ellman was a student at the
                                                                                 Harvard Graduate School of Business
                                                                                 Administration (where he received a
                                                                                 Master of Business Administration).


                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS


In placing orders for the Theme Portfolios' securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any Liechtenstein Global Trust affiliates.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Funds' Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, CA 94111.



The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection by the Board of Directors of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Each Fund would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of each Fund and of the Company's other funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this Prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class. For the fiscal year ended October 31, 1995, total operating expenses for the Class A shares were 2.40% for Financial Services Fund, 2.40% for Infrastructure Fund, 2.40% for Natural Resources Fund, 1.91% for Health Care Fund, 1.83% for Telecommunications Fund, and 2.40% for Consumer Products and Services Fund, respectively, of average net assets.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended October 31, 1995, total operating expenses for the Class B shares were 2.90% for Financial Services Fund, 2.90% for Infrastructure Fund, 2.90% for Natural

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS
Resources Fund, 2.41% for Health Care Fund, 2.33% for Telecommunications Fund, and 2.90% for Consumer Products and Services Fund, respectively, of average net assets.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund, 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. 100 million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.


Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in a Fund at the end of a one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.


In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of

                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS
investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data will reflect past performance and will not necessarily be indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of the assets of the Portfolios, Health Care Fund and Telecommunications Fund.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 47

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                   THEPV610004MC

                            GT GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS

                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------


GT GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government debt securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.


GT GLOBAL STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets.


GT GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation by investing all of its investable assets in the Global High Income Portfolio ("Portfolio"), which in turn, invests in the debt securities of issuers located in emerging markets. The Portfolio's investment objectives are identical to those of the Fund.



There can be no assurance that any Fund or the Portfolio will achieve their investment objectives. The investment experience of High Income Fund will correspond directly with the investment experience of the Portfolio.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Funds and the Portfolio are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of the Liechtenstein Global Trust, a global provider of asset management and private banking products and services to individual and institutional investors.


The Funds are designed for long-term investors and not as trading vehicles, do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."

THE STRATEGIC INCOME FUND INVESTS UP TO 50% OF ITS TOTAL ASSETS AND THE GLOBAL HIGH INCOME PORTFOLIO INVESTS UP TO 100% OF ITS TOTAL ASSETS IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "INVESTMENT OBJECTIVES AND POLICIES" AND "RISK FACTORS."

Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling (800) 824-1580.


FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
   THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
     COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objectives and Policies........................................................         12
Risk Factors..............................................................................         22
How To Invest.............................................................................         27
How To Make Exchanges.....................................................................         29
How to Redeem Shares......................................................................         30
Shareholder Account Manual................................................................         32
Calculation of Net Asset Value............................................................         33
Dividends, Other Distributions and Federal Income Taxation................................         33
Management................................................................................         35
Other Information.........................................................................         38
Appendix A -- Description of Debt Ratings.................................................         41


                               Prospectus Page 2

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.



The Funds and the Portfolio:   The Government Income Fund, the Strategic Income Fund and the High
                               Income Fund (each a "Fund," and collectively, the "Funds") is each a non- diversified series of G.T. Investment Funds, Inc. (the
                               "Company"), a Maryland corporation.

Investment Objectives:         The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of
                               principal. The Strategic Income Fund and the High Income Fund
                               primarily seek high current income and secondarily seek capital appreciation.

Principal Investments:         The Government Income Fund invests primarily in high quality U.S.
                               and foreign government debt obligations.

                               The Strategic Income Fund allocates its assets among debt
                               securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets, and selects
                               particular securities in each sector based on their relative investment merit.

                               The High Income Fund invests all of its investable assets in the
                               Portfolio, which, in turn, invests primarily in debt securities of issuers located in emerging markets.

Principal Risk Factors:        There is no assurance that the Funds or the Portfolio will achieve their investment objectives. The Funds' net asset values will fluctuate, reflecting fluctuations in the market value of their portfolio holdings.

                               Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates will affect a Fund's or the Portfolio's net asset value, earnings and gains and losses realized on sales of
                               securities. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable
                               U.S. companies.

                               Each Fund and the Portfolio may engage in certain foreign
                               currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk
                               associated with its present or planned investments. Such
                               transactions involve certain risks and transaction costs.

                               The Strategic Income Fund may invest up to 50% of its total assets, and the Global High Income Portfolio may invest up to 100%
                               of its total assets, in debt securities rated below investment grade or, if not rated, determined by the Manager to be of comparable quality. The Portfolio will normally invest at least
                               65% of its total assets in debt securities of issuers in emerging markets. See "Investment Objectives and Policies" and "Risk
                               Factors."


                               Prospectus Page 3

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Investment Manager:            Chancellor LGT Asset Management, Inc. (the "Manager") is part of
                               Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors entrusted with approximately $ --- billion in total assets as of --------------, 1997. The Manager and its worldwide asset management affiliates maintain fully-staffed investment offices in Frankfurt, Hong Kong, London, New York, San
                               Francisco, Singapore, Sydney, Tokyo and Toronto. See "Management."

                               Advisor Class shares are offered through a separate Prospectus to
                               (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at
Advisor Class Shares:          least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account
                               ("Advisory Account"); (c) any account with assets of a least
                               $10,000 if (i) such account is established under a "wrap fee"
                               program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global
                               Trust; and (e) any of the companies comprising or affiliated with
                               Liechtenstein Global Trust.

Shares Available Through:      Advisor Class shares of each Fund's common stock are available through Financial Advisors (as defined herein) that have entered into agreements with the Funds' distributor, GT Global, Inc. ("GT
                               Global") or certain of its affiliates. See "How to Invest" and
                               "Shareholder Account Manual."

Exchange Privileges:           Advisor Class shares of one Fund may only be exchanged for Advisor
                               Class shares of other GT Global Mutual Funds, which are open-end management investment companies advised and/or administered by the
                               Manager. See "How to Make Exchanges" and "Shareholder Account
                               Manual."

Redemptions:                   Shares may be redeemed through the Funds' transfer agent, GT
                               Global Investor Services, Inc. ("Transfer Agent"). See "How to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other            Dividends paid monthly from net investment income and net
  Distributions:               short-term capital gains; other distributions paid annually from realized net capital gain and net realized gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and distributions may be reinvested in Advisor Class shares of the distributing Fund or of other GT Global Mutual
                               Funds.

Net Asset Values:              Advisor Class shares are expected to be quoted daily in the financial section of most newspapers.


                               Prospectus Page 4

                             GT GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Adviser Class shares of the Funds are reflected in the following tables (1):



                                                                              GOVERNMENT        STRATEGIC       HIGH INCOME
                                                                              INCOME FUND      INCOME FUND         FUND
                                                                            ---------------  ---------------  ---------------
                                                                             ADVISOR CLASS    ADVISOR CLASS    ADVISOR CLASS
                                                                            ---------------  ---------------  ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering
    price)................................................................          None             None             None
  Sales charges on reinvested distributions to shareholders...............          None             None             None
  Maximum deferred sales charge (as a % of net asset value at time of
    purchase or sale, whichever is less)..................................          None             None             None
  Redemption charges......................................................          None             None             None
  Exchange fees:
    -- On first four exchanges each year..................................          None             None             None
    -- On each additional exchange........................................     $    7.50        $    7.50        $    7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS) (2)
  Investment management and administration fees...........................          0.72%            0.72%            0.73%
  12b-1 service and distribution expenses.................................          None             None             None
  Other expenses..........................................................              %                %                %
                                                                                 -------          -------          -------
  Total Fund Operating Expenses...........................................              %                %                %
                                                                                 -------          -------          -------
                                                                                 -------          -------          -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return (1):



                                                                 ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                                                                  -----          ------         -----          -----
Government Income Fund
  Advisor Class Shares......................................   $              $              $              $
Strategic Income Fund
  Advisor Class Shares......................................   $              $              $              $
High Income Fund
  Advisor Class Shares......................................   $              $              $              $


------------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other expenses" include custody, transfer agent, legal, audit and other expenses. See "Management" herein and the Statement of Additional Information for more information."


                               Prospectus Page 5

                             GT GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Government Income Fund, the Strategic Income Fund, and the High Income Fund offered through this Prospectus, for the periods shown. For the period March 29, 1988 (commencement of operations) to October 21, 1992, the Strategic Income Fund was named G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1996 and each of the preceding four years have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                             GOVERNMENT INCOME FUND


                                                                     CLASS A+
                           ---------------------------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                           ---------------------------------------------------------------------------------------------
                             1996       1995(C)     1994(C)     1993(C)      1992        1991        1990        1989
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....              $   8.63    $  11.07    $   9.83    $  10.29    $  10.46    $  10.45    $  10.86
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Income from investment
 operations:
  Net investment
   income................                  0.62        0.65        0.74        0.92        0.99        1.18        1.15
  Net realized and
   unrealized gain (loss)
   on investments........                  0.15       (1.52)       1.34       (0.31)      (0.07)      (0.02)      (0.35)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Net increase
     (decrease) from
     investment
     operations..........                  0.77       (0.87)       2.08        0.61        0.92        1.16        0.80
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Distributions:
  Net investment
   income................                 (0.59)      (0.65)      (0.74)      (0.83)      (1.00)      (1.15)      (1.20)
  Net realized gain on
   investments...........                 (0.00)      (0.27)      (0.00)      (0.13)      (0.09)      (0.00)      (0.00)
  In excess of net
   realized gain on
   investments...........                 (0.00)      (0.55)      (0.00)      (0.00)      (0.00)      (0.00)      (0.00)
  Return of capital......                 (0.00)      (0.10)      (0.00)      (0.00)      (0.00)      (0.00)      (0.00)
  Sources other than net
   investment income.....                 (0.00)      (0.00)      (0.10)      (0.11)      (0.00)      (0.00)      (0.01)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
    Total
     distributions.......                 (0.59)      (1.57)      (0.84)      (1.07)      (1.09)      (1.15)      (1.21)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of
 period..................              $   8.81    $   8.63    $  11.07    $   9.83    $  10.29    $  10.46    $  10.45
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total investment return
 (d).....................                  9.22%      (8.87)%      21.9%        6.3%        9.4%       11.9%        7.2%
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............              $385,404    $502,094    $708,301    $623,387    $399,200    $259,726    $122,526
Ratio of net investment
 income to average net
 assets..................                  6.98%       6.87%        7.1%        9.0%        9.5%       11.4%       10.7%
Ratio of expenses to
 average net assets:
  With expense
   reductions............                  1.35%       1.33%        1.4%        1.6%        1.6%        1.8%        1.7%
  Without expense
   reductions............                  1.38%         --%**       --%**       --%**       --%**       --%**       --%**
Portfolio turnover
 rate ++++...............                   385%        625%        495%        351%        326%        334%        413%


------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++   Commencing October 22, 1992, the Fund began offering Class B shares.

+++  On June 1, 1995, the Fund began offering Advisor Class shares.

++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.


** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(a)  Not annualized.

(b)  Annualized.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d)  Total investment return does not include sales charges.

                               Prospectus Page 6

                             GT GLOBAL INCOME FUNDS

                             GOVERNMENT INCOME FUND
                                  (CONTINUED)

                                                                                                                 ADVISOR
                                   CLASS A+                               CLASS B++                             CLASS+++
                                --------------   -----------------------------------------------------------   -----------
                                MARCH 29, 1988
                                (COMMENCEMENT
                                      OF                                                         OCTOBER 22,
                                OPERATIONS) TO              YEAR ENDED OCTOBER 31,                 1992 TO     YEAR ENDED
                                 OCTOBER 31,     ---------------------------------------------   OCTOBER 31,   OCTOBER 31,
                                     1988          1996       1995(C)     1994(C)     1993(C)       1992          1996
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................     $ 11.43       $           $   8.64    $  11.07    $   9.83     $  9.87
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Income from investment
 operations:
  Net investment income.......        0.49*                      0.55        0.59        0.67        0.02
  Net realized and unrealized
   gain (loss) on
   investments................       (0.44)                      0.14       (1.52)       1.34       (0.06)
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
    Net increase (decrease)
     from investment
     operations...............        0.05                       0.69       (0.93)       2.01       (0.04)
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Distributions:
  Net investment income.......       (0.49)                     (0.53)      (0.59)      (0.67)      (0.00)
  Net realized gain on
   investments................       (0.12)                     (0.00)      (0.27)      (0.00)      (0.00)
  In excess of net realized
   gain on investments........       (0.00)                     (0.00)      (0.54)      (0.00)      (0.00)
  Return of capital...........       (0.00)                     (0.00)      (0.10)      (0.00)      (0.00)
  Sources other than net
   investment income..........       (0.01)                     (0.00)      (0.00)      (0.10)      (0.00)
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
    Total distributions.......       (0.62)                     (0.53)      (1.50)      (0.77)      (0.00)
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Net asset value, end of
 period.......................     $ 10.86       $           $   8.80    $   8.64    $  11.07     $  9.83
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
                                --------------   ---------   ---------   ---------   ---------   -----------   -----------
Total investment return (d)...         1.1%(a)                   8.22%      (9.39)%      21.1%       (0.4)%(a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................     $57,063       $           $235,481    $262,405    $182,972     $ 2,624       $
Ratio of net investment income
 to average net assets........        7.41%*(b)                  6.33%       6.22%        6.5%        8.0%(b)
Ratio of expenses to average
 net assets:
  With expense reductions.....        1.80%*(b)                  2.00%       1.98%        2.0%        1.9%(b)
  Without expense reductions..          --%**                    2.03%         --%**       --%**       --%**
Portfolio turnover rate ++++..         291%(b)                    385%        625%        495%        351%


                                JUNE 1, 1995
                                     TO
                                OCTOBER 31,
                                  1995(C)
                                ------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................    $  8.98
                                ------------
Income from investment
 operations:
  Net investment income.......       0.26
  Net realized and unrealized
   gain (loss) on
   investments................      (0.19)
                                ------------
    Net increase (decrease)
     from investment
     operations...............       0.07
                                ------------
Distributions:
  Net investment income.......      (0.25)
  Net realized gain on
   investments................      (0.00)
  In excess of net realized
   gain on investments........      (0.00)
  Return of capital...........      (0.00)
  Sources other than net
   investment income..........      (0.00)
                                ------------
    Total distributions.......      (0.25)
                                ------------
Net asset value, end of
 period.......................    $  8.80
                                ------------
                                ------------
Total investment return (d)...       0.83%(a)
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................    $   131
Ratio of net investment income
 to average net assets........       7.33%(b)
Ratio of expenses to average
 net assets:
  With expense reductions.....       1.00%(b)
  Without expense reductions..       1.03%(b)
Portfolio turnover rate ++++..        385%


------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++   Commencing October 22, 1992, the Fund began offering Class B shares.

+++  On June 1, 1995, the Fund began offering Advisor Class shares.

++++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Net of $0.01 per share of Fund operating expenses reimbursed by the Manager.


(a)  Not annualized.

(b)  Annualized.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d)  Total investment return does not include sales charges.

** Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

                               Prospectus Page 7

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND

                                                                        CLASS A+
                              --------------------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                              --------------------------------------------------------------------------------------------
                                 1996         1995(C)        1994         1993(C)        1992         1991         1990
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Per Share Operating
 Performance:
Net asset value, beginning
 of period..................                $     10.88   $     13.61   $     11.25   $    10.91   $    11.20   $    11.17
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Income from investment
 operations:
  Net investment income.....                       0.97          0.79          0.96         0.86         0.84*        1.04*
  Net realized and
   unrealized gain (loss) on
   investments..............                      (0.69)        (2.14)         2.85         0.31        (0.02)       (0.17)
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
    Net increase (decrease)
     from investment
     operations.............                       0.28         (1.35)         3.81         1.17         0.82         0.87
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Distributions:
  Net investment income.....                      (0.80)        (0.79)        (0.96)       (0.83)       (0.60)       (0.84)
  Net realized gain on
   investments..............                      (0.00)        (0.38)        (0.37)       (0.00)       (0.51)       (0.00)
  Return of capital.........                      (0.04)        (0.21)        (0.00)       (0.00)       (0.00)       (0.00)
  Sources other than net
   investment income........                      (0.00)        (0.00)        (0.12)       (0.00)       (0.00)       (0.00)
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
    Total distributions.....                      (0.84)        (1.38)        (1.45)       (0.83)       (1.11)       (0.84)
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Net asset value, end of
 period.....................                $     10.32   $     10.88   $     13.61   $    11.25   $    10.91   $    11.20
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
                              -----------   -----------   -----------   -----------   ----------   ----------   ----------
Total investment return
 (d)........................                       3.06%       (10.44)%        37.0%        11.1%         7.7%         8.3%
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's).................                $   188,165   $   275,241   $   287,870   $   83,849   $   55,967   $   44,545
Ratio of net investment
 income to average net
 assets.....................                       9.64%         6.74%          7.2%         7.6%         7.2%*        9.6%*
Ratio of expenses to average
 net assets:
  With expense reductions...                       1.42%         1.40%          1.7%         1.8%         1.9%*        1.9%*
  Without expense
   reductions...............                       1.45%          %--(f)         %--(f)        %--(f)        %--(f)        %--(f)
Ratio of interest expenses
 to average net assets......                        N/A          0.10%          N/A          N/A          N/A          N/A
Portfolio turnover
 rate+++....................                        238%          583%          310%         418%         630%         501%


                                           MARCH 29, 1988
                                           (COMMENCE-MENT
                                                 OF
                                           OPERATIONS) TO
                                             OCTOBER 31,
                                 1989           1988
                              ----------   ---------------
Per Share Operating
 Performance:
Net asset value, beginning
 of period..................  $    11.25   $    11.43
                              ----------   ---------------
Income from investment
 operations:
  Net investment income.....        0.82*        0.45*
  Net realized and
   unrealized gain (loss) on
   investments..............       (0.10)       (0.24)
                              ----------   ---------------
    Net increase (decrease)
     from investment
     operations.............        0.72         0.21
                              ----------   ---------------
Distributions:
  Net investment income.....       (0.80)       (0.39)
  Net realized gain on
   investments..............       (0.00)       (0.00)
  Return of capital.........       (0.00)       (0.00)
  Sources other than net
   investment income........       (0.00)       (0.00)
                              ----------   ---------------
    Total distributions.....       (0.80)       (0.39)
                              ----------   ---------------
Net asset value, end of
 period.....................  $    11.17   $    11.25
                              ----------   ---------------
                              ----------   ---------------
Total investment return
 (d)........................         6.8%         1.2%(a)
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's).................  $   37,820   $   21,830
Ratio of net investment
 income to average net
 assets.....................         7.7%*       7.22%*(e)
Ratio of expenses to average
 net assets:
  With expense reductions...         1.8%*       1.70%*(e)
  Without expense
   reductions...............         %--(f)         --%(f)
Ratio of interest expenses
 to average net assets......         N/A          N/A
Portfolio turnover
 rate+++....................         385%         340%


------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.


**  On June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


                                                                          AVERAGE           AVERAGE NUMBER OF          AVERAGE
                                                    AMOUNT OF DEBT    AMOUNT OF DEBT          FUND'S SHARES        AMOUNT OF DEBT
                                                    OUTSTANDING AT      OUTSTANDING            OUTSTANDING            PER SHARE
                                                    END OF PERIOD    DURING THE PERIOD      DURING THE PERIOD     DURING THE PERIOD
                                                    --------------   -----------------   -----------------------  -----------------
Year Ended October 31, 1996.......................       $  0              $  0            Class A - ---------          $  0
                                                                                           Class B - ---------
                                                                                         Advisor Class - ------


                               Prospectus Page 8

                             GT GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND
                                  (CONTINUED)


                                                                   CLASS B++                              ADVISOR CLASS**
                                          -----------------------------------------------------------   --------------------
                                                                                                                    JUNE 1,
                                                                                          OCTOBER 22,     YEAR      1995 TO
                                                     YEAR ENDED OCTOBER 31,                 1992 TO       ENDED     OCTOBER
                                          ---------------------------------------------   OCTOBER 31,    OCTOBER      31,
                                            1996       1995(C)     1994(C)     1993(C)       1992       31, 1996    1995(C)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Per Share Operating Performance:
Net asset value, beginning of period....  $           $  10.88    $  13.60    $  11.24     $ 11.36      $           $ 10.32
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Income from investment operations:
  Net investment income.................                  0.91        0.73        0.89        0.01                     0.41
  Net realized and unrealized gain
   (loss) on investments................                 (0.69)      (2.14)       2.85       (0.13)                   (0.04)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
    Net increase (decrease) from
     investment operations..............                  0.22       (1.41)       3.74       (0.12)                    0.37
Distributions:
  Net investment income.................                 (0.73)      (0.72)      (0.89)      (0.00)                   (0.34)
  Net realized gain on investments......                 (0.00)      (0.38)      (0.37)      (0.00)                   (0.00)
  Return of capital.....................                 (0.04)      (0.21)      (0.00)      (0.00)                   (0.02)
  Sources other than net investment
   income...............................                 (0.00)      (0.00)      (0.12)      (0.00)                   (0.00)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
    Total distributions.................                 (0.77)      (1.31)      (1.38)      (0.00)                   (0.36)
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Net asset value, end of period..........  $           $  10.33    $  10.88    $  13.60     $ 11.24                  $ 10.33
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
                                          ---------   ---------   ---------   ---------   -----------   ---------   --------
Total investment return (d).............                  2.48%     (11.02)%      36.2%       (1.1)%(a)                3.72%(a)
Ratios and supplemental data:
  Net assets, end of period (in
   000's)...............................  $           $357,852    $458,550    $310,431     $   533      $           $   443
  Ratio of net investment income to
   average net assets...................                  8.99%       6.09%        6.5%        N/A(b)                  9.99%(e)
Ratio of expenses to average net assets:
  With expense reductions...............                  2.07%       2.05%        2.4%        N/A(b)                  1.07%(e)
  Without expense reductions............                  2.10%         --%(f)       --%(f)       --%(f)               1.10%(e)
Ratio of interest expenses to average
 net assets.............................                   N/A        0.10%        N/A         N/A                      N/A
Portfolio turnover rate+++..............                   238%        583%        310%        418%                     238%


------------------------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and
    1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and 1988, respectively.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Ratios are not meaningful due to short period of operation of Class B shares.

(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(d) Total investment return does not include sales charges.

(e) Annualized.

(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.


                                                                          AVERAGE           AVERAGE NUMBER OF          AVERAGE
                                                    AMOUNT OF DEBT    AMOUNT OF DEBT          FUND'S SHARES        AMOUNT OF DEBT
                                                    OUTSTANDING AT      OUTSTANDING            OUTSTANDING            PER SHARE
                                                    END OF PERIOD    DURING THE PERIOD      DURING THE PERIOD     DURING THE PERIOD
                                                    --------------   -----------------   -----------------------  -----------------
Year Ended October 31, 1996.......................       $  0              $  0           Class A -- ---------          $  0
                                                                                          Class B -- ---------
                                                                                         Advisor Class -- ------


                               Prospectus Page 9

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND

                                                                               CLASS A
                                                     ------------------------------------------------------------
                                                                                                 OCTOBER 22, 1992
                                                                                                  (COMMENCEMENT
                                                              YEAR ENDED OCTOBER 31,              OF OPERATIONS)
                                                     -----------------------------------------    TO OCTOBER 31,
                                                       1996       1995     1994(C)    1993(C)          1992
                                                     --------   --------   --------   --------   ----------------
Per Share Operating Performance:
Net asset value, beginning of year................   $          $  12.56   $  14.92   $  11.43        $11.43
                                                     --------   --------   --------   --------       -------
Income from investment operations:
  Net investment income...........................                  1.35       0.94       0.78          0.00
  Net realized and unrealized gain (loss) on
   investments....................................                 (1.09)     (1.87)      3.92          0.00
                                                     --------   --------   --------   --------       -------
  Net increase (decrease) from investment
   operations.....................................                  0.26      (0.93)      4.70          0.00
                                                     --------   --------   --------   --------       -------
Distributions:
  Net investment income...........................                 (1.03)     (0.94)     (0.78)        (0.00)
  Net realized gain on investments................                 (0.03)     (0.27)     (0.00)        (0.00)
  In excess of net realized gain on investments...                 (0.00)     (0.22)     (0.00)        (0.00)
  Sources other than net investment income........                 (0.00)     (0.00)     (0.43)        (0.00)
  Return of capital...............................                 (0.06)     (0.00)     (0.00)        (0.00)
                                                     --------   --------   --------   --------       -------
    Total distributions...........................                 (1.12)     (1.43)     (1.21)        (0.00)
                                                     --------   --------   --------   --------       -------
Net asset value, end of year......................   $          $  11.70   $  12.56   $  14.92        $11.43
                                                     --------   --------   --------   --------       -------
                                                     --------   --------   --------   --------       -------
Total investment return (e).......................                  2.81%     (6.45)%     43.6%          0.0%(b)
                                                     --------   --------   --------   --------       -------
                                                     --------   --------   --------   --------       -------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............   $          $142,002   $167,974   $143,171        $  207
Ratio of net investment income (loss) to average
 net assets.......................................                 11.85%      7.00%       6.4%          N/A(d)
Ratio of operating expenses to average net
 assets...........................................                  1.75%      1.57%       2.2%          N/A(d)
Ratio of interest expense to average net assets...                   N/A       0.22%       N/A           N/A
Porfolio turnover rate (f)........................

------------------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.

(f) The High Income Fund invests only in the Porfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the High Income Portfolio.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

                                                                          AVERAGE           AVERAGE NUMBER OF          AVERAGE
                                                    AMOUNT OF DEBT    AMOUNT OF DEBT          FUND'S SHARES        AMOUNT OF DEBT
                                                    OUTSTANDING AT      OUTSTANDING            OUTSTANDING            PER SHARE
                                                    END OF PERIOD    DURING THE PERIOD      DURING THE PERIOD     DURING THE PERIOD
                                                    --------------   -----------------   -----------------------  -----------------
Year Ended October 31, 1996.......................       $  0              $  0           Class A -- ---------          $  0
                                                                                          Class B -- ---------
                                                                                            Advisor Class --
                                                                                                ---------

                               Prospectus Page 10

                             GT GLOBAL INCOME FUNDS

                                HIGH INCOME FUND
                                  (CONTINUED)

                                                             CLASS B                                ADVISOR CLASS**
                                     --------------------------------------------------------   -----------------------
                                                                               OCTOBER 22,
                                                                                   1992
                                                                              (COMMENCEMENT       YEAR    JUNE 1, 1995
                                             YEAR ENDED OCTOBER 31,           OF OPERATIONS)     ENDED         TO
                                     --------------------------------------   TO OCTOBER 31,    OCTOBER    OCTOBER 31,
                                       1996      1995    1994(C)   1993(C)         1992         31, 1996      1995
                                     --------  --------  --------  --------  ----------------   --------  -------------
Per Share Operating Performance:
Net asset value, beginning of
 year..............................  $         $  12.56  $  14.90  $  11.43       $11.43        $            $11.44
                                     --------  --------  --------  --------      -------        --------  -------------
Income from investment operations:
  Net investment income............                1.27      0.86      0.70         0.00                       0.57
  Net realized and unrealized gain
   (loss) on investments...........               (1.09)    (1.85)     3.90         0.00                       0.17
                                     --------  --------  --------  --------      -------        --------  -------------
  Net increase (decrease) from
   investment operations...........                0.18     (0.99)     4.60         0.00                       0.74
                                     --------  --------  --------  --------      -------        --------  -------------
Distributions:
  Net investment income............               (0.96)    (0.86)    (0.70)       (0.00)                     (0.44)
  Net realized gain on
   investments.....................               (0.03)    (0.27)    (0.00)       (0.00)                     (0.00)
  In excess of net realized gain on
   investments.....................               (0.00)    (0.22)    (0.00)       (0.00)                     (0.00)
  Sources other than net investment
   income..........................               (0.00)    (0.00)    (0.43)       (0.00)                     (0.00)
  Return of capital................               (0.06)    (0.00)    (0.00)       (0.00)                     (0.03)
                                     --------  --------  --------  --------      -------        --------  -------------
    Total distributions............               (1.05)    (1.35)    (1.13)       (0.00)                     (0.47)
                                     --------  --------  --------  --------      -------        --------  -------------
Net asset value, end of year.......            $  11.69  $  12.56  $  14.90       $11.43                     $11.71
                                     --------  --------  --------  --------      -------        --------  -------------
                                     --------  --------  --------  --------      -------        --------  -------------
Total investment return (e)........                2.07%    (6.99)%     42.6%         0.0%(b)                  6.54%(b)
                                     --------  --------  --------  --------      -------        --------  -------------
                                     --------  --------  --------  --------      -------        --------  -------------

Ratios and supplemental data:
Net assets, end of period (in
 000's)............................            $214,897  $232,423  $127,035       $   53                     $1,463
Ratio of net investment income
 (loss) to average net assets......               11.20%     6.35%      5.8%         N/A(d)                   12.20%(a)
Ratio of operating expenses to
 average net assets................                2.40%     2.22%      2.8%         N/A(d)                    1.40%(a)
Ratio of interest expense to
 average net assets................                 N/A      0.22%      N/A          N/A                        N/A
Portfolio turnover rate (f)........

------------------------------

(a) Annualized.

(b) Not annualized.

(c) These selected per share data were calculated based upon weighted average shares during the year.

(d) Ratios are not meaningful due to short period of operation.

(e) Total investment return does not include sales charges.

(f) The High Income Fund invests only in the Porfolio and does not engage in securities transactions. Accordingly, the portfolio turnover rates presented are for the High Income Portfolio.

**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

                                                                          AVERAGE           AVERAGE NUMBER OF          AVERAGE
                                                    AMOUNT OF DEBT    AMOUNT OF DEBT          FUND'S SHARES        AMOUNT OF DEBT
                                                    OUTSTANDING AT      OUTSTANDING            OUTSTANDING            PER SHARE
                                                    END OF PERIOD    DURING THE PERIOD      DURING THE PERIOD     DURING THE PERIOD
                                                    --------------   -----------------   -----------------------  -----------------
Year Ended October 31, 1996.......................       $  0              $  0           Class A -- ---------          $  0
                                                                                          Class B -- ---------
                                                                                            Advisor Class --
                                                                                                ---------

                               Prospectus Page 11

                             GT GLOBAL INCOME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND


The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure.


At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."


The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") or, if not rated, determined to be of comparable quality by LGT Asset Management. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.



The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Manager to be fully exchangable into U.S. dollars (or a multinational currency unit) without legal restriction. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit).



The Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (3) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities.


STRATEGIC INCOME FUND


The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation.



The Strategic Income Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P or, if not rated, determined by the Manager to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Fund may also invest in securities that are in default as to payment of principal and/or interest. See "Risk Factors."



The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Manager may invest in debt


                               Prospectus Page 12

                             GT GLOBAL INCOME FUNDS

securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation. See "Risk Factors" for a more complete description of the risks associated with investment in emerging market and other lower quality debt securities.


HIGH INCOME FUND


The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. The Fund seeks its objectives by investing all of its investable assets in the Global High Income Portfolio, which in turn seeks the same objectives as the Fund by normally investing at least 65% of its total assets in debt securities of issuers in emerging markets.


The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.


The Portfolio may also invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and
(4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.



Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Manager's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.



OTHER INFORMATION REGARDING THE PORTFOLIO. As previously described, investors should be aware that the High Income Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.The High Income Fund may redeem its investment from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objectives, policies or limitations which is not approved by the Board or the shareholders of the corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect the liquidity of the Fund. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment adviser to manage the Fund's assets in accordance with the investment objectives, policies and limitations discussed herein with respect to the Portfolio.


In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-

                               Prospectus Page 13

                             GT GLOBAL INCOME FUNDS
affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company which invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio.


Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objectives, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund.


                                GENERAL POLICIES


TEMPORARY DEFENSIVE STRATEGIES. The Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio employ a temporary defensive strategy, they will not be invested so as to achieve directly their investment objectives.



In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments.



EMERGING MARKET SECURITIES. The Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Strategic Income Fund and the Portfolio will consider investment in the following emerging markets:



Algeria                  Malaysia
Argentina                Mauritius
Bolivia                  Mexico
Botswana                 Morocco
Brazil                   Nicaragua
Bulgaria                 Nigeria
Chile                    Oman
China                    Pakistan
Colombia                 Panama
Costa Rica               Paraguay
Cyprus                   Peru
Czech Republic           Philippines
Dominican                Poland
 Republic                Portugal
Ecuador                  Republic of Slovakia
Egypt                    Russia
El Salvador              Singapore
Finland                  Slovenia
Ghana                    South Africa
Greece                   South Korea
Hong Kong                Sri Lanka
Hungary                  Swaziland
India                    Taiwan
Indonesia                Thailand
Israel                   Turkey
Ivory Coast              Uruguay
Jamaica                  Venezuela
Jordan                   Zambia
Kenya                    Zimbabwe



The Strategic Income Fund and the Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar


                               Prospectus Page 14

                             GT GLOBAL INCOME FUNDS

restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.



As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.


ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. See "Risk Factors."


The Manager allocates the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, the Manager intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.



The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.



The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Manager may seek to protect a Fund against such negative currency movements through the use of sophisticated investment techniques. See "Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."



BRADY BONDS. The Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Panama, Peru and other emerging market countries. Approximately $139 billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil, Argentina and Mexico. Brady Bonds issued by Brazil, Argentina and Mexico currently are rated below investment grade. As of the date of this Prospectus, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.


The Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is

                               Prospectus Page 15

                             GT GLOBAL INCOME FUNDS
equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.


In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Fund and/or the Portfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% if its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.



The Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Fund or the Portfolio is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Fund or Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Fund or Portfolio can receive if the "when, as and if issued" is in fact issued.


                               Prospectus Page 16

                             GT GLOBAL INCOME FUNDS


BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for investment purposes, nor will the Fund purchase securities while borrowings are outstanding.



Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when the Manager believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.



Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.


The Funds and the Portfolio may also enter into reverse repurchase agreements with a bank or recognized securities dealer, although the Strategic Income Fund currently has no intention of doing so with respect to more than 5% of its total assets. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.


The Strategic Income Fund and the Portfolio also may enter into "dollar rolls," in which the Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund or the Portfolio would forego principal and interest paid on such securities. The Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

                               Prospectus Page 17

                             GT GLOBAL INCOME FUNDS

Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Strategic Income Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.


SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio may lend their respective portfolio securities to broker/dealers or to other institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time earn additional income that may be used to offset the Fund's custody fee. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities, or certain irrovocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund and the Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.


ZERO COUPON SECURITIES. The Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

SYNTHETIC SECURITY POSITIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."


For example, in order to establish a synthetic security position for a Fund or the Portfolio that is comparable to owning a Japanese government bond, the Manager might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.



The Manager might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's or the Portfolio's investment position, or the Manager might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.



The Manager would create synthetic security positions for a Fund or the Portfolio when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have


                               Prospectus Page 18

                             GT GLOBAL INCOME FUNDS

been purchased in the cash market. Also, while the Manager believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund or the Portfolio will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Forward Currency Transactions" below and "Options, Futures and Currency Strategies" in the Statement of Additional Information.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Funds' or Portfolio invesstment. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other similar instruments. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into such instruments up to the full value of their portfolio assets.



To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.



In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that the Manager intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets generally or in a specific market sector.



Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.



Although a Fund or the Portfolio might not enter into any such transaction, options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contract's or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or the Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund or the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or the Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or the Portfolio to maintain


                               Prospectus Page 19

                             GT GLOBAL INCOME FUNDS

"cover" or to set aside securities in connection with hedging transactions; and
(7) the possible need of a Fund or the Portfolio to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.


SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commercial paper for speculation.



OTHER INDEXED SECURITIES. The Government Income Fund, Strategic Income Fund and the Portfolio may invest in indexed securities (in addition to indexed commercial paper), which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Each Fund and Portfolio may invest in such securities to the extent consistent with its investment objectives.



ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total assets, and the


                               Prospectus Page 20

                             GT GLOBAL INCOME FUNDS

Strategic Income Fund and the Portfolio up to 15% of its total assets, in securities for which no readily available market exists, so-called "illiquid securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable a Fund or the Portfolio to achieve capital appreciation substantially exceeding the appreciation a Fund or the Portfolio would realize if it did not make such investments.



Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Fund and the Portfolio is authorized to enter into options, futures and forward currency transactions, the Funds and the Portfolio might not enter into any such transactions. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries. Options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions;
(6) the possible inability of a Fund or Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions; and
(7) the possible need to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



OTHER INFORMATION. Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.



According to the Manager, as of December 31, 1996, over --% of the value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Manager believes that the Government Income Fund's and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio, that invest solely in debt securities of U.S. issuers.



The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives.


                               Prospectus Page 21

                             GT GLOBAL INCOME FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk.



Each Fund and the Portfolio is classified under the 1940 Act as a "non-diversified" fund; therefore, the Government Income Fund, the Strategic Income Fund, the High Income Fund (through its investment in the Portfolio) and the Portfolio each will be able, with respect to 50% of their total assets, to invest more than 5% of their total assets in obligations of one issuer. To the extent that a Fund or the Portfolio invests in a smaller number of issuers, the value of each Fund's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios.



FOREIGN INVESTING. Foreign investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. In addition, certain costs attibutable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Government Income and Strategic Income Funds' and the Portfolio's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.



With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.


CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and because they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

In addition, many of the currencies in emerging market countries have experienced steady devaluations relative to the U.S. dollar and major

                               Prospectus Page 22

                             GT GLOBAL INCOME FUNDS
devaluations have historically occurred in certain countries.


INVESTING IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.


Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's

                               Prospectus Page 23

                             GT GLOBAL INCOME FUNDS
liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value.

SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Manager intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.


In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's

                               Prospectus Page 24

                             GT GLOBAL INCOME FUNDS
trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.


LOWER QUALITY DEBT SECURITIES. Under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and substantially all the Portfolio's assets will be so invested. Such investments involve a high degree of risk.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's, is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/ or interest.


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Appendix" for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace the security with a lower yielding security,

                               Prospectus Page 25

                             GT GLOBAL INCOME FUNDS
resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

As of October 31, 1996, the Strategic Income Fund and the Portfolio had
----% and
----%, respectively, of their total net assets in debt securities that received a rating from Moody's and
----% and
----%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had ----% and
----%, respectively, of their total net assets in cash and cash items. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa --
----%, Aa --
----%, A --
----%, Baa --
----%, Ba --
----%, B --
----%, Caa --
----%, Ca --
----%, C --
----%. Included under the unrated category are securities comprising
----% of the Strategic Income Fund's total net assets which, while unrated, have been determined by the Manager to be of comparable quality to securities in the following categories: Baa (4.2%); Ba (1.6%); and B (20.4%). The Portfolio had the following percentages of its total net assets invested in rated securities:
Aaa --
----%, Aa --
----%, A --
----%, Baa --
----%, Ba --
----%, B --
----%, Caa --
----%, Ca --
----%, C -- 0%. Included under the unrated category are securities comprising 56.3% of the Portfolio's total net assets which, while unrated, have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa (11.3%); Ba (5.2%); and B (39.8%). It should be noted that the allocation of the investments of the Strategic Income Fund and the Portfolio by rating on any given date will vary and should not be considered representative of the future portfolio composition of the Strategic Income Fund or the Portfolio.


                               Prospectus Page 26

                             GT GLOBAL INCOME FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The Funds and GT Global reserve the right to reject any purchase order.


Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class Shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of


                               Prospectus Page 27

                             GT GLOBAL INCOME FUNDS

ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers may charge a fee for establishing accounts relating to the Program.


                               Prospectus Page 28

                             GT GLOBAL INCOME FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of other GT Global Mutual Funds based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL WORLDWIDE GROWTH FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL EMERGING MARKETS FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND
         SERVICES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND

      -- GT GLOBAL LATIN AMERICA GROWTH FUND

      -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND

      -- GT GLOBAL AMERICA MID CAP GROWTH FUND

      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL DOLLAR FUND


Up to four exchanges each year per Fund may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.



EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.


Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact his or her Financial Advisor to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.

                               Prospectus Page 29

                             GT GLOBAL INCOME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Shares of each Fund may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Advisor.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if

                               Prospectus Page 30

                             GT GLOBAL INCOME FUNDS
in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 31

                             GT GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders may be placed in accordance with this Manual. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions, and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.

    ABA 121000248

    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following address:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call GT Global at 1-800-223-2138.

                               Prospectus Page 32

                             GT GLOBAL INCOME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Funds calculate net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the High Income Fund is the value of its investment in the Portfolio) subtracting all of its liabilities and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of a Fund's shares may be significantly affected by such trading on days when shareholders have no access to that Fund.

--------------------------------------------------------------------------------
                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays monthly dividends from its net investment income, if any, which includes accrued interest, earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also normally annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares.

SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

                               Prospectus Page 33

                             GT GLOBAL INCOME FUNDS

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. The Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes, but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

                               Prospectus Page 34

                             GT GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolio, respectively, and have approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds and the Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of each of the Funds and the Trustees of the Portfolio.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.



The Government Income Fund and the Strategic Income Fund each pays the Manager administration fees computed daily and payable monthly, based on their respective average daily net assets, for such services at the annualized rate of
 .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, directly to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to the Manager. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, directly to the Manager at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These rates are higher than those paid by most mutual funds. Each Fund pays all expenses not assumed by the Manager, GT Global or any other agents. The Manager and GT Global have undertaken to limit the expenses of the Advisor Class shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.50% of the average daily net assets of each such Fund's Advisor Class shares. The Manager and GT Global have undertaken to limit the expenses of the High Income Fund's Advisor Class shares (and such Fund's pro-rata portion of the Portfolio's expenses) to the maximum annual level of 1.85% of the average daily net assets of such Fund's Advisor Class shares.



The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset


                               Prospectus Page 35

                             GT GLOBAL INCOME FUNDS

management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of
------------, 1997, the Manager and its worldwide asset management affiliates manage approximately $
-- billion. In the United States, as of
------------,1997, the Manager manages or administers approximately $
-- billion of GT Global Mutual Funds. As of
------------,1997, assets entrusted to Liechtenstein Global Trust total approximately $


-- billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.



The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:


                             GOVERNMENT INCOME FUND

                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Robert F. Allen            Portfolio Manager since    Portfolio Manager for the Manager since 1989.
 San Francisco              1989

John W. Geissinger         Portfolio Manager since    Portfolio Manager for the Manager since ------------, 199--. Mr.
 San Francisco              199 --                     Geissinger has been a Senior Portfolio Manager and Head of the
                                                       Investment Grade Fixed Income Group for the Manager since 1993.
                                                       Mr. Geissinger was a Portfolio Manager at the Putnam Companies
                                                       from 1987 until 1993.

                                                  STRATEGIC INCOME FUND


                             RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                                     LAST FIVE YEARS
-------------------------  -------------------------  -------------------------------------------------------------------
Cheng-Hock Lau             Portfolio Manager since    Portfolio Manager for the Manager since -------------,1996. Mr Lau
 San Francisco              1996                       has been Chief Investment Officer for Developed Market Debt for the Manager since November 1996, and was a Senior Portfolio
                                                       Manager for global/international fixed income for the Manager from
                                                       July 1995 to November 1996. Prior thereto, Mr. Lau was a Senior
                                                       Vice President and Senior Portfolio Manager for Fiduciary Trust
                                                       Company International from 1993 to 1995, and Vice President at
                                                       Bankers Trust Company from 1991 to 1993.
Simon Nocera               Portfolio Manager since    Chief Investment Officer for Emerging Market Debt for the Manager
 San Francisco              1992                       since January 1996. Mr. Nocera has been a Portfolio Manager and
                                                       Economist for the Manager since 1992. From 1991 to 1992, Mr.
                                                       Nocera was Senior Vice President and Director for Global Fixed
                                                       Income Research at The Putnam Companies. Prior thereto, Mr. Nocera was a Financial Economist at the International Monetary Fund.


                               Prospectus Page 36

                             GT GLOBAL INCOME FUNDS


                                      HIGH INCOME PORTFOLIO

                      RESPONSIBILITIES FOR                   BUSINESS EXPERIENCE
NAME/OFFICE              THE PORTFOLIO                         LAST FIVE YEARS
--------------------  --------------------  ------------------------------------------------------
Simon Nocera          Portfolio Manager     Chief Investment Officer for Emerging Market Debt for
 San Francisco         since Portfolio       the Manager since January 1996. Mr. Nocera has been a
                       inception in 1992     Portfolio Manager and Economist for the Manager since
                                             1992. From 1991 to 1992, Mr. Nocera was Senior Vice
                                             President and Director for Global Fixed Income
                                             Research at The Putnam Companies. Prior thereto, Mr.
                                             Nocera was a Financial Economist at the International
                                             Monetary Fund.



In placing orders for the Government Income Fund's, Strategic Income Fund's and the Portfolio's securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any Liechtenstein Global Trust affiliate. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds or the Portfolio will bear directly and could result in the realization of net capital gains which would be taxable to shareholders. See "Management" and "Dividends, Other Distributions, and Federal Income Taxation."



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.



The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may also provide promotional incentives to brokers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 37

                             GT GLOBAL INCOME FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. In addition, the federal income status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on all other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders of the Company in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class. For the fiscal year ended October 31, 1995, total operating expenses for the Class A shares were 1.45% for Strategic Income Fund, 1.38% for Government Income Fund, and 1.75% for High Income Fund.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended October 31, 1995, total operating expenses for the Class B shares were 2.10% for Strategic Income Fund, 2.03% for Government Income Fund, and 2.40% for High Income Fund, of average net assets.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be

                               Prospectus Page 38

                             GT GLOBAL INCOME FUNDS
higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and the High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have each been classified as Class A and Class B shares, respectively. Moreover, 100 million shares have been classified as Advisor Class shares for each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of a Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of a Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.


Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.


In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.


In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may

                               Prospectus Page 39

                             GT GLOBAL INCOME FUNDS
consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund also may refer in advertising and promotional materials to its yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for Class A, Class B and Advisor Class shares of each Fund.

Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's and the Portfolio's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund and the Portfolio, assist in the preparation of each Fund's and the Portfolio's federal and state income tax returns and consult with the Company, each Fund and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 40

                             GT GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.

        A -- Upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1.  An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

    3.  There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its

                               Prospectus Page 41

                             GT GLOBAL INCOME FUNDS
generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term volnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the

                               Prospectus Page 42

                             GT GLOBAL INCOME FUNDS
following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of Senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               Prospectus Page 43

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 44

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 45

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 46

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide


GT GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY CHANCELLOR LGT ASSET MANAGEMENT, INC., G.T. INVESTMENT FUNDS, INC., GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                   INCPV610003MC

                        GT GLOBAL GROWTH & INCOME FUND:
                                 ADVISOR CLASS

                          PROSPECTUS -- MARCH 1, 1997

--------------------------------------------------------------------------------


GT GLOBAL GROWTH & INCOME FUND ("FUND") seeks long-term capital appreciation together with current income. The Fund invests in a global portfolio of both equity and debt securities, in such relative proportions as deemed most appropriate by the Fund's investment manager in view of then-current economic and market conditions. There can be no assurance that the Fund will achieve its investment objective.



The Fund's investment manager, Chancellor LGT Asset Management, Inc. (the "Manager") and its worldwide affiliates, are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1997, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information which may be amended or supplemented from time to time, is available without charge by writing to the Fund at 50 California Street, San Francisco, California 94111, or by calling
(800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

An investment in the GT Global Growth & Income Fund offers the following advantages:

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment at No Additional
    Sales Charge

/ / Exchange Privileges with the Advisor Class of the Other GT Global Mutual
    Funds

FOR FURTHER INFORMATION, CALL
(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
How To Invest.............................................................................         11
How To Make Exchanges.....................................................................         13
How To Redeem Shares......................................................................         14
Shareholder Account Manual................................................................         16
Calculation of Net Asset Value............................................................         17
Dividends, Other Distributions and Federal Income Taxation................................         17
Management................................................................................         19
Other Information.........................................................................         21


                               Prospectus Page 2

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Fund:                                         The Fund is a non-diversified series of G.T. Investment Funds, Inc.

Investment Objective:          The  Fund  seeks  long-term  capital  appreciation  together  with current income.

Principal Investments:         Invests primarily in blue-chip equity securities and high  quality government  bonds  of issuers  located  in the  United  States and throughout the world.

Investment Manager:            Chancellor LGT Asset Management, Inc.  (the "Manager") is part  of
                               Liechtenstein  Global Trust, a provider of global asset management and private  banking  products  and  services  to  individual  and institutional  investors, entrusted with  approximately $  billion
                               in total assets as of                ,  1997. The Manager and  its
                               worldwide   asset  management  affiliates  maintain  fully-staffed
                               investment offices in Frankfurt, Hong Kong, London, New York,  San
                               Francisco, Singapore, Sydney, Tokyo and Toronto. See "Management."

                               There  is no assurance  that the Fund  will achieve its investment objective. The Fund's net  asset value will fluctuate,  reflecting fluctuations  in  the  market  value  of  its  portfolio positions
Principal Risk Factors:        holdings. Investments in foreign securities involve risks relating to political and economic developments abroad and the  differences between  the  regulations to  which U.S.  and foreign  issuers are subject. Individual foreign economies also may differ favorably or unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect  the Fund's net  asset value, earnings and gains and losses realized  on sales of securities.  Securities of  foreign companies  may be  less liquid  and their  prices more volatile than those  of securities of  comparable U.S.  companies.
                               The value of debt securities held by the Fund generally fluctuates inversely  with interest rate  movements. Certain investment grade debt securities may  possess speculative qualities.  The Fund  may engage  in certain foreign currency,  options and futures transac-
                               tions to attempt to hedge against the overall level of  investment
                               and   currency  risk  associated  with   its  present  or  planned
                               investments.  Such   transactions   involve  certain   risks   and
                               transaction costs. See "Investment Objective and Policies."


                               Prospectus Page 3

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Advisor  Class shares are  offered through this  Prospectus to (a)
                               trustees or  other  fiduciaries  purchasing  shares  for  employee benefit  plans which are sponsored  by organizations which have at
Advisor Class Shares:          least 1,000 employees;  (b) any  account with assets  of at  least
                               $10,000  if  (i) a  financial planner,  trust company,  bank trust
                               department  or  registered   investment  adviser  has   investment
                               discretion  over such  account, and  (ii) the  account holder pays such person as compensation for  its advice and other services  an annual  fee  of  at  least  .50%  on  the  assets  in  the account
                               ("Advisory Account");  (c)  any account  with  assets of  a  least
                               $10,000  if (i)  such account  is established  under a  "wrap fee"
                               program, and  (ii) the  account holder  pays the  sponsor of  such program  an  annual fee  of at  least  .50% on  the assets  in the account ("Wrap Fee Account"); (d)  accounts advised by one of  the companies  comprising or affiliated  with the Liechtenstein Global
                               Trust; and (e) any of the companies comprising or affiliated  with the Liechtenstein Global Trust.

Shares Available Through:      Advisor  Class  shares of  the Fund's  common stock  are available through Financial Advisors (as  defined herein) that have  entered into  agreements with the Fund's distributor, GT Global, Inc. ("GT
                               Global") or certain  of its  affiliates. See "How  to Invest"  and
                               "Shareholder Account Manual."

Exchange Privileges:           Advisor  Class  shares may  only  be exchanged  for  Advisor Class shares of  other  GT  Global  Mutual  Funds,  which  are  open-end management investment companies advised and/or administered by the
                               Manager.

Redemptions:                   Shares  may  be redeemed  through  the Fund's  transfer  agent, GT
                               Global Investor  Services, Inc.  ("Transfer Agent").  See "How  to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends and Other            Dividends  paid quarterly from net  investment income and realized
  Distributions:               net short-term capital  gains; other  distributions paid  annually from  net  capital  gain  and  net  gains  from  foreign  currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Advisor Class shares of the Fund  or of other GT Global Mutual
                               Funds.

Net Asset Value:               Advisor Class  shares  are expected  to  be quoted  daily  in  the financial section of most newspapers.


                               Prospectus Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------


SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables(1):



                                                                                                            ADVISOR CLASS
                                                                                                           ---------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (as a % of offering price).................................          None
  Sales charges on reinvested distributions to shareholders..............................................          None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is
    less)................................................................................................          None
  Redemption charges.....................................................................................          None
  Exchange Fees:
    -- On first four exchanges each year.................................................................          None
    -- On each additional exchange.......................................................................     $    7.50
ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)(2)
  Investment management and administration fees..........................................................         0.97%
  12b-1 service and distribution fees....................................................................          None
  Other expenses.........................................................................................
                                                                                                                -------
Total Fund Operating Expenses............................................................................
                                                                                                                -------
                                                                                                                -------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return(1):



                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Advisor Class Shares.....................................................................


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other Expenses" include custody, transfer agent, legal, audit and other expenses. See "Management" herein and the Statement of Additional Information for more information.


                               Prospectus Page 5

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1996 and each of the preceeding five reporting periods have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                                                                     CLASS A+                                             CLASS B++
                            -------------------------------------------------------------------------------------------   ---------
                                                                                                                            YEAR
                                                                                                     SEPTEMBER 25, 1990     ENDED
                                                                                                         (COMMENCE-        OCTOBER
                                                    YEAR ENDED OCTOBER 31,                                MENT OF            31,
                            ----------------------------------------------------------------------     OPERATIONS) TO     ---------
                              1996        1995        1994       1993(A)       1992        1991       OCTOBER 31, 1990      1996
                            ---------   ---------   ---------   ----------   ---------   ---------   ------------------   ---------
Per Share Operating
 Performance:
Net asset value, beginning
 of period................              $    6.21   $    6.29   $     5.28   $    5.25   $    4.77         $ 4.76
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
Income from investment
 operations:
Net investment income.....                   0.24        0.22         0.24*       0.21*       0.27*          0.01*
Net realized and
 unrealized gain (loss) on
 investments..............                   0.13       (0.03)        1.05        0.10        0.47             --
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
Net increase (decrease)
 from investment
 operations...............                   0.37        0.19         1.29        0.31        0.74           0.01
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
Distributions:
  Net investment income...                  (0.22)      (0.21)       (0.24)      (0.14)      (0.26)            --
  Net realized gain on
   investments............                  (0.01)      (0.06)          --       (0.14)         --             --
  Sources other than net
   income.................                     --          --        (0.04)         --          --             --
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
    Total distributions...                  (0.23)      (0.27)       (0.28)      (0.28)      (0.26)            --
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
Net asset value, end of
 period...................              $    6.35   $    6.21   $     6.29   $    5.28   $    5.25         $ 4.77
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
Total investment return
 (e)......................                   6.27%       3.14%        25.1%        5.9%      15.68%           0.2%(b)
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
                            ---------   ---------   ---------   ----------   ---------   ---------        -------         ---------
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)...............              $ 284,069   $ 317,847   $  251,428   $  27,754   $  71,376         $9,486
Ratio of net investment
 income to average net
 assets...................                   3.85%       3.30%         3.3%*       4.1%*       5.0%*          2.9%*(c)
Ratio of expenses to
 average net assets:
  With expense
   reductions.............                   1.70%       1.67%         1.8%*       1.9%*       1.9%*          0.6%*(c)
  Without expense
   reductions.............                   1.74%      --%(f)       --%(f)      --%(f)      --%(f)         --%(f)
Portfolio turnover
 rate+++..................                     83%        117%          24%         53%         46%          none

                                                                                     ADVISOR CLASS**
                                                                                    ------------------

                                                                      OCTOBER 22,      JUNE 1, 1995
                                                                        1992 TO             TO
                                                                      OCTOBER 31,      OCTOBER 31,
                               1995          1994         1993(A)       1992(A)            1995
                            -----------   -----------   -----------   -----------   ------------------
Per Share Operating
 Performance:
Net asset value, beginning
 of period................   $     6.21    $     6.29    $     5.28     $ 5.29            $ 6.24
                            -----------   -----------   -----------   -----------        -------
Income from investment
 operations:
Net investment income.....         0.20          0.18          0.20       0.01              0.11
Net realized and
 unrealized gain (loss) on
 investments..............         0.13         (0.03)         1.05      (0.02)             0.13
                            -----------   -----------   -----------   -----------        -------
Net increase (decrease)
 from investment
 operations...............         0.33          0.15          1.25      (0.01)             0.24
                            -----------   -----------   -----------   -----------        -------
Distributions:
  Net investment income...        (0.18)        (0.17)        (0.20)        --             (0.13)
  Net realized gain on
   investments............        (0.01)        (0.06)           --         --                --
  Sources other than net
   income.................           --            --         (0.04)        --                --
                            -----------   -----------   -----------   -----------        -------
    Total distributions...        (0.19)        (0.23)        (0.24)        --             (0.13)
                            -----------   -----------   -----------   -----------        -------
Net asset value, end of
 period...................   $     6.35    $     6.21    $     6.29     $ 5.28            $ 6.35
                            -----------   -----------   -----------   -----------        -------
                            -----------   -----------   -----------   -----------        -------
Total investment return
 (e)......................         5.57%         2.48%         24.3%      (0.2)%(b)         3.83%(b)
                            -----------   -----------   -----------   -----------        -------
                            -----------   -----------   -----------   -----------        -------
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)...............   $  356,796    $  359,242    $  150,768     $  280               944
Ratio of net investment
 income to average net
 assets...................         3.20%         2.65%          2.6%       N/A(d)           4.20%(c)
Ratio of expenses to
 average net assets:
  With expense
   reductions.............         2.35%         2.32%          2.5%       N/A(d)           1.35%(c)
  Without expense
   reductions.............         2.39%        --%(f)        --%(f)     --%(f)(d)          1.39%(c)
Portfolio turnover
 rate+++..................           83%          117%           24%        53%               83%


--------------

+ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.

++  Commencing October 22, 1992 the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.005, $0.02, $0.03 and $0.01 for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively. Without such reimbursements, the expense ratios would have been 1.93%, 2.20%, 2.46% and 2.40% and the net investment income to average net assets would have been 3.20%, 3.70%, 4.40% and 1.04% for the years ended October 31, 1993, 1992, 1991 and for the period from September 25, 1990 to October 31, 1990, respectively.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.

(b) Not annualized.

(c) Annualized.

(d) Ratios are not meaningful due to short period of operation of Class B shares.

(e) Total investment return does not include sales charges.

(f) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

                               Prospectus Page 6

                         GT GLOBAL GROWTH & INCOME FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The Fund's investment objective is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund's investment objective will be achieved.



At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; AND (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P") or, if not rated, are deemed to be of equivalent quality in the judgment of the Manager.



Up to 35% of the Fund's total assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Manager believes will assist the Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Manager.



Equity securities which the Fund may purchase include common stocks, preferred stocks and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.


The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets. The Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).



According to the Manager, as of December 31, 1996, approximately   % of the
total equity market capitalization worldwide was represented by non-U.S. equity
securities, and as of December 31, 1996, more than   % of the value of all
outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time the equity and debt securities of issuers located outside the United States have substantially outperformed the equity and debt securities of U.S. issuers. Accordingly, the Manager believes that the Fund's policy of investing in a global portfolio of equity and debt securities may enable the achievement of long-term results superior to those produced by mutual funds with similar objectives to that of the Fund that invest solely in U.S. equity and debt securities.



SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Consistent with the Fund's investment objective, the Manager employs a conservative investment style in managing the Fund's assets. In so doing the Manager attempts to limit volatility and risk to capital.



The Manager allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objective are expected to be the most attractive. The Manager attempts to identify


                               Prospectus Page 7

                         GT GLOBAL GROWTH & INCOME FUND

those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors.



The relative proportions of equity and debt securities held by the Fund at any one time will vary, depending upon the Manager's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.



In selecting equity securities for investment, the Manager attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Manager believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Manager seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.



In evaluating debt securities considered for the Fund, the Manager analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Fund or on the average weighted maturity of the debt portion of the Fund's portfolio. Should the rating of any debt security be revised while such security is owned by the Fund, the Manager will evaluate what action, if any, is appropriate with respect to such security.



The Manager generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market conditions. Under a defensive strategy, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in high quality money market instruments of U.S. or foreign government or corporate issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Fund adopts a temporary defensive posture, it will not be invested so as to directly achieve its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or in order to meet ordinary daily cash needs, the Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.



BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Fund will not borrow for leverage purposes nor will the Fund purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding.



SECURITIES LENDING.



The Fund may lend its portfolio securities to broker/ dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time earn additional income that may be used to offset the Fund's custody fees. The Fund will limit its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The risks in


                               Prospectus Page 8

                         GT GLOBAL GROWTH & INCOME FUND

lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.


FOREIGN INVESTING. Foreign investing entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Fund's net investment income.


With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic or economic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal and interest when due.



The Fund will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. To attempt to increase return, the Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Manager, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. The Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.



The Fund may also use of forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to reduce the overall level of investment risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund may enter into such instruments up to the full value of its portfolio assets. See "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.



To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge the Fund's portfolio against movements in foreign currency exchange rates.



In addition, the Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Fund also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.



Further, the Fund may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect the Fund's portfolio. The Fund also may purchase index futures contracts and


                               Prospectus Page 9

                         GT GLOBAL GROWTH & INCOME FUND

purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, the Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



Although the Fund is authorized to enter into options, futures and forward currency transactions, the Fund might not enter into any such transactions, options, futures and foreign currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) the lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need to defer closing out certain options, futures contracts and options thereon and forward currency contracts in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



OTHER POLICIES AND RISKS. The Fund may invest up to 10% of its net assets in illiquid securities and other securities for which no readily available market exists, and up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.



OTHER INFORMATION. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the 1940 Act, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Fund's investment policies described in this Prospectus and in the Statement of Additional Information may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval. The Fund's policies regarding lending, and the percentage of Fund assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.



The Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. In addition, the value of debt securities held by the Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and movements in interest rates. Investment grade debt securities rated Baa by Moody's are described by Moody's as having speculative characteristics, and therefore may be affected by economic conditions and changes in the circumstances of their issuers to a greater extent than higher rated bonds.



The Fund normally will invest in a substantial number of issuers; however, the Fund is authorized to invest, with respect to 50% of its assets, more than 5% of its assets in the securities of a single issuer. To the extent the Fund invests in a smaller number of issuers, the value of the Fund's shares may fluctuate more widely and the Fund may be subject to greater investment and credit risk with respect to its portfolio.


                               Prospectus Page 10

                         GT GLOBAL GROWTH & INCOME FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.


Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. The Fund and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.

PURCHASE BY BANK WIRE. Shares of the Fund may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing the Fund's shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUND AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her


                               Prospectus Page 11

                         GT GLOBAL GROWTH & INCOME FUND

holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers may charge a fee for establishing accounts relating to the Program.


                               Prospectus Page 12

                         GT GLOBAL GROWTH & INCOME FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of the Fund may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds, based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Fund, the GT Global Mutual Funds currently include:



      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND
      -- GT GLOBAL AMERICA MID CAP GROWTH FUND
      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL DOLLAR FUND

      -- GT GLOBAL EMERGING MARKETS GROWTH FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND

      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL WORLDWIDE GROWTH FUND


Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectuses of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by the Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.

                               Prospectus Page 13

                         GT GLOBAL GROWTH & INCOME FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request.


Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institutions. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may change a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Advisor.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares

                               Prospectus Page 14

                         GT GLOBAL GROWTH & INCOME FUND
redeemed by telephone or in writing will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For more information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 15

                         GT GLOBAL GROWTH & INCOME FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders may be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Acounts make such orders through their Financial Advisor. INVESTORS SHOULD REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares"; and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 16

                         GT GLOBAL GROWTH & INCOME FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund calculates its net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. The Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including the interest accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of the Fund.


Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Long-term obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by the Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

The Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or over-the-counter dealer markets which trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset values of the Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund pays quarterly dividends from its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. The Fund also normally annually distributes substantially all of its realized net short-term capital gains (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. The Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares will be higher than the per share income dividends on other classes of the Fund's shares as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY
ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional

                               Prospectus Page 17

                         GT GLOBAL GROWTH & INCOME FUND
    Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the Fund (or other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL ADVISOR CLASS SHARES OF THE FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transaction and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain when designated as such, are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

The Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 90 days before or after redeeming other Fund shares (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 18

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Fund. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Fund.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays the Manager investment management and administration fees, computed daily and paid monthly, based on the average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. This rate is higher than that paid by most mutual funds. The Manager has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.50% of the average daily net assets of the Fund's Advisor Class shares.



The Manager also serves as the Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of           , 1997, the Manager and its worldwide asset management
affiliates manage approximately $  billion. In the United States, as of
          , 1997, the Manager manages or administers approximately $  billion of
GT Global Mutual Funds. As of           , 1997, assets entrusted to
Liechtenstein Global Trust total approximately $  billion.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the


                               Prospectus Page 19

                         GT GLOBAL GROWTH & INCOME FUND

countries in which they invest, speak local languages and/or live or work in the markets they follow.


The investment professionals primarily responsible for the portfolio management of the Fund are as follows:

                              GROWTH & INCOME FUND


                            RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                      LAST FIVE YEARS
------------------  ------------------------------------  ------------------------------------------------------------
Nicholas S. Train   Portfolio Manager since Fund          Portfolio Manager for the Manager since 1991.
 London              inception in 1991
Paul Griffiths      Portfolio Manager since 1995          Portfolio Manager for LGT Asset Management PLC (London) and
 London                                                    the Manager since 1994; from 1993 to 1994, Global Bond Fund
                                                           Manager, Lazard Investors; from 1991 to 1993, Global Bond
                                                           Fund Manager, Sanwa International PLC.



In placing securities orders for the Fund's portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through any Liechtenstein Global Trust affiliate.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Fund's Advisor Class shares. GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.



The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may also provide promotional incentives to brokers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker.
The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks may also execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 20

                         GT GLOBAL GROWTH & INCOME FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in the Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to the Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of the Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.


CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class. For the fiscal year ended October 31, 1995, total operating expenses for the Class A shares were 1.74% of average net assets for the Fund.


CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended October 31, 1995, total operating expenses for the Class B shares were 2.39% of average net assets for the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of the Fund generally will be higher than that of the Class A and B shares of the

                               Prospectus Page 21

                         GT GLOBAL GROWTH & INCOME FUND
Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of the Fund will generally be higher than the per share dividends on Class A and B shares of the Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or Class B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Fund; 100 million shares have been classified as Class A shares, 100 million shares have been classified as Class B shares and 100 million shares have been classified as Advisor Class shares for the Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in the Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund toll free at (800) 223-2138 or by writing to the Fund at P.O. Box 7893, San Francisco, California 94120-7893.

PERFORMANCE INFORMATION. The Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.


In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized return reflects percentage rates of return encompassing all elements of total return (e.g., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

The Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.


TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager


                               Prospectus Page 22

                         GT GLOBAL GROWTH & INCOME FUND
and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of the Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 23

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 24

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 25

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 26

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 27

                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS GROWTH FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                             GROPV610003.5MC

                 GT GLOBAL EMERGING MARKETS FUND: ADVISOR CLASS
               GT GLOBAL LATIN AMERICA GROWTH FUND: ADVISOR CLASS

                          PROSPECTUS -- MARCH 1, 1997


--------------------------------------------------------------------------------

GT GLOBAL EMERGING MARKETS FUND ("EMERGING MARKETS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies in emerging markets.


GT GLOBAL LATIN AMERICA GROWTH FUND ("LATIN AMERICA GROWTH FUND") seeks capital appreciation by investing primarily in equity and debt securities of a broad range of Latin American issuers. Each Fund is referred to individually as a "Fund" and together as the "Funds."



The Funds are mutual funds managed by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.



The Funds are investment companies designed for long term investors and not as trading vehicles. The Funds do not represent a complete investment program nor are the Funds suitable for all investors. The Funds may invest significantly in lower quality and unrated foreign government bonds whose credit quality is generally considered the equivalent of U.S. corporate debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. An investment in either Fund should be considered speculative and subject to special risk factors, related primarily to the Funds' investments in emerging markets and Latin America. Purchasers should carefully assess the risks associated with an investment in either Fund. There can be no assurance that the Funds will achieve their investment objectives.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information for each Fund dated March 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENT AGENCY.

An investment in one or both of the Funds offers the following advantages:

/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment

/ / Exchange Privileges with the Advisor Class of the Other GT Global Mutual
    Funds

FOR FURTHER INFORMATION CALL
(800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          7
Investment Objectives and Policies........................................................         11
Risk Factors..............................................................................         17
How to Invest.............................................................................         22
How to Make Exchanges.....................................................................         24
How to Redeem Shares......................................................................         25
Shareholder Account Manual................................................................         27
Calculation of Net Asset Value............................................................         28
Dividends, Other Distributions and Federal Income Taxation................................         28
Management................................................................................         30
Other Information.........................................................................         32


                               Prospectus Page 2

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY

--------------------------------------------------------------------------------

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.


The Funds:                     The  Emerging  Markets  Fund  is  a  diversified  series  of  G.T.
                               Investment  Funds,  Inc.  The  Latin  America  Growth  Fund  is  a
                               non-diversified series of G.T. Investment Fund, Inc.

Investment Objectives:         The  Emerging  Markets  Fund seeks  long-term  growth  of capital.
                               The Latin America Growth Fund seeks capital appreciation.

                               The Emerging Markets  Fund normally  invests at least  65% of  its
Principal Investments:         total  assets  in  equity  securities  of  companies  in  emerging markets.
                               The Latin America Growth Fund normally invests at least 65% of its total assets  in  equity  and  debt  securities  issued  by  Latin
                               American companies and governments.

Investment Manager:            Chancellor  LGT Asset Management, Inc.  (the "Manager") is part of
                               Liechtenstein Global Trust, a provider of global asset  management and  private  banking  products  and  services  to  individual and
                               institutional investors, entrusted with  approximately $   billion
                               in  total assets as of                ,  1997. The Manager and its
                               worldwide  asset  management  affiliates  maintain   fully-staffed
                               investment  offices in Frankfurt, Hong Kong, London, New York, San
                               Francisco, Singapore, Tokyo and Toronto. See "Management."

                               There is no assurance that the Funds will achieve their investment objective. The Funds' net asset values will fluctuate,  reflecting fluctuations  in  the market  value  of their  portfolio positions
Principal Risk Factors:        holdings. Investments in foreign securities involve risks relating to political and economic developments abroad and the  differences between  the  regulations to  which U.S.  and foreign  issuers are subject. Individual foreign economies also may differ favorably or unfavorably from  the U.S.  economy. Changes  in foreign  currency exchange  rates will affect a Fund's net asset value, earnings and gains and losses  realized on sales  of securities. Securities  of foreign  companies  may  be  less  liquid  and  their  prices more volatile than those  of securities of  comparable U.S.  companies.
                               Each  Fund  may engage  in certain  foreign currency,  options and futures transactions to attempt to hedge against the overall level of investment and  currency risk  associated with  its present  or planned  investments. Such transactions  involve certain risks and transaction costs.
                               The Emerging Markets Fund may invest up to 20% of its total assets in below investment grade debt securities. There is no  limitation on  the percentage of the Latin America Growth Fund's total assets that may be  invested in below  investment grade debt  securities.
                               See "Investment Objectives and Policies."


                               Prospectus Page 3

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Advisor  Class shares are  offered through this  Prospectus to (a)
                               trustees or  other  fiduciaries  purchasing  shares  for  employee benefit  plans which are sponsored  by organizations which have at
Advisor Class Shares:          least 1,000 employees;  (b) any  account with assets  of at  least
                               $10,000  if  (i) a  financial planner,  trust company,  bank trust
                               department  or  registered   investment  adviser  has   investment
                               discretion  over such  account, and  (ii) the  account holder pays such person as compensation for  its advice and other services  an annual  fee  of  at  least  .50%  on  the  assets  in  the account
                               ("Advisory Account");  (c)  any account  with  assets of  a  least
                               $10,000  if (i)  such account  is established  under a  "wrap fee"
                               program, and  (ii) the  account holder  pays the  sponsor of  such program  an  annual fee  of at  least  .50% on  the assets  in the account ("Wrap Fee Account"); (d)  accounts advised by one of  the companies  comprising  or  affiliated  with  Liechtenstein  Global
                               Trust; and (e) any of the companies comprising or affiliated  with
                               Liechtenstein Global Trust.

Shares Available Through:      Advisor  Class shares of  common stock of  the Funds are available through Financial Advisors (as  defined herein) that have  entered into  agreements with the Funds' distributor, GT Global, Inc. ("GT
                               Global") or certain  of its  affiliates. See "How  to Invest"  and
                               "Shareholder Account Manual."

Exchange Privileges:           Advisor  Class shares of either Fund  may be exchanged for Advisor
                               Class shares of other GT  Global Mutual Funds, which are  open-end management investment companies advised and/or administered by the
                               Manager.

Dividends and Other
 Distributions:                Dividends  paid annually from available  net investment income and realized net short-term  capital gains;  other distributions  paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends  and other distributions may be reinvested automatically in Advisor Class shares  of the distributing Fund  or of other  GT
                               Global Mutual Funds.

Net Asset Value:               Advisor  Class shares of each Fund are expected to be quoted daily in the financial section of most newspapers.


                               Prospectus Page 4

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                        GT GLOBAL EMERGING MARKETS FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Emerging Markets Fund are reflected in the following tables (1):



                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS
  Maximum sales charge on purchases (as a % of offering price)................................................        None
  Sales charges on reinvested distributions to shareholders...................................................      None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, whichever is less)....        None
  Redemption charges..........................................................................................        None
  Exchange fees:
    -- On first four exchanges each year......................................................................        None
    -- On each additional exchange............................................................................  $      7.50

ANNUAL FUND OPERATING EXPENSES (2)
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................         0.98%
  12b-1 service and distribution fees.........................................................................        None
  Other expenses..............................................................................................             %
                                                                                                                     -----
  Total Fund Operating Expenses...............................................................................             %
                                                                                                                     -----
                                                                                                                     -----


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return
(1):



                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
Advisor Class Shares........................................  $      $       $       $


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other Expenses" include custody, transfer agent, legal audit and other expenses. See "Management" herein and the Statement of Additional Information for more information.


                               Prospectus Page 5

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND


SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Latin America Growth Fund are reflected in the following tables (1):



                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases of shares (% of offering price)...........................................        None
  Sales charges on reinvested distributions to shareholders...................................................        None
  Maximum deferred sales charge (as a % of net asset value at time of purchase or sale, which ever is less)...        None
  Redemption charges..........................................................................................        None
  Exchange fees:
      -- On first four exchanges each year....................................................................        None
      -- On each additional exchange..........................................................................  $     7.50

ANNUAL FUND OPERATING EXPENSES: (2)
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................       0.98%
  12b-1 distribution and service fees.........................................................................        None
  Other expenses..............................................................................................           %
                                                                                                                -----------
Total Fund Operating Expenses.................................................................................           %
                                                                                                                -----------
                                                                                                                -----------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:


An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return (1):



                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Advisor Class Shares.....................................................................  $      $       $       $


------------------


(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended October 31, 1996. "Other Expenses" include custody, transfer agent, legal audit and other expenses. See "Management" herein and the Statement of Additional Information for more information.


                               Prospectus Page 6

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The tables below provide condensed information concerning income and capital changes for one share of each class of shares of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes, for the fiscal year ended October 31, 1996, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.


                        GT GLOBAL EMERGING MARKETS FUND


                                                                  CLASS A+
                                          --------------------------------------------------------
                                                                                    MAY 18, 1992
                                                  YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          --------------------------------------   OPERATIONS) TO
                                            1996    1995(E)     1994      1993    OCTOBER 31, 1992
                                          --------  --------  --------  --------  ----------------
Per share operating performance:
Net asset value, beginning of period....  $         $  18.81  $  14.42  $  11.10      $ 11.43
                                          --------  --------  --------  --------     --------
Income from investment operations:
Net investment income (loss)............                0.13     (0.02)     0.02*        0.07*
Net realized and unrealized gain (loss)
  on investments........................               (4.32)     4.68      3.38        (0.40)
                                          --------  --------  --------  --------     --------
Net increase (decrease) from investment
  operations............................               (4.19)     4.66      3.40        (0.33)
                                          --------  --------  --------  --------     --------
Distributions:
  Net investment income.................                  --     (0.01)    (0.08)          --
  Net realized gain on investments......               (0.77)    (0.26)       --           --
                                          --------  --------  --------  --------     --------
    Total distributions.................               (0.77)    (0.27)    (0.08)          --
                                          --------  --------  --------  --------     --------
Net asset value, end of period..........            $  13.85  $  18.81  $  14.42      $ 11.10
                                          --------  --------  --------  --------     --------
                                          --------  --------  --------  --------     --------
Total investment return (c).............              (23.04)%    32.58%    30.90%       (2.90)%(a)
                                          --------  --------  --------  --------     --------
                                          --------  --------  --------  --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....            $252,457  $417,322  $187,808      $84,558
Ratio of net investment income (loss) to
  average net assets....................                0.89%    (0.11)%      0.1%*         1.7%*(b)
Ratio of expenses to average net assets:
  With expense reductions...............                2.12%     2.06%      2.4  (b)         2.4%*(b)
  Without expense reductions............                2.14%       -- (d)       -- (d)          --%(d)
Portfolio turnover rate +++.............                 114%      100%       99%          32%(b)


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.



** Includes reimbursement by the Manager of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76)%.


*** Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.
(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.

                               Prospectus Page 7

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                        GT GLOBAL EMERGING MARKETS FUND
                                  (CONTINUED)



                                                          CLASS B++                      ADVISOR CLASS***
                                          -----------------------------------------   ----------------------
                                                                         APRIL 1,       YEAR    JUNE 1, 1995
                                             YEAR ENDED OCTOBER 31,       1993 TO      ENDED         TO
                                          ----------------------------  OCTOBER 31,   OCTOBER   OCTOBER 31,
                                            1996    1995(E)     1994       1993       31, 1996      1995
                                          --------  --------  --------  -----------   --------  ------------
Per share operating performance:
Net asset value, beginning of period....  $         $  18.68  $  14.39    $ 11.47     $            $14.71
                                          --------  --------  --------  -----------   --------  ------------
Income from investment operations:
Net investment income (loss)............                0.06     (0.12)      0.00**                  0.08
Net realized and unrealized gain (loss)
  on investments........................               (4.29)     4.67       2.92                   (0.91)
                                          --------  --------  --------  -----------   --------  ------------
Net increase (decrease) from investment
  operations............................               (4.23)     4.55       2.92                   (0.83)
                                          --------  --------  --------  -----------   --------  ------------
Distributions:
  Net investment income.................                  --        --         --                      --
  Net realized gain on investments......               (0.77)    (0.26)        --                      --
                                          --------  --------  --------  -----------   --------  ------------
    Total distributions.................               (0.77)    (0.26)        --                      --
                                          --------  --------  --------  -----------   --------  ------------
Net asset value, end of period..........            $  13.68  $  18.68    $ 14.39                  $13.88
                                          --------  --------  --------  -----------   --------  ------------
                                          --------  --------  --------  -----------   --------  ------------
Total investment return (c).............              (23.37)%    31.77%     25.50%(a)              (5.71)%(a)
                                          --------  --------  --------  -----------   --------  ------------
                                          --------  --------  --------  -----------   --------  ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)....            $225,861  $291,289    $32,218                  $1,675
Ratio of net investment income (loss) to
  average net assets....................                0.39%    (0.61)%      (0.4)% *(b)            1.39%(b)
Ratio of expenses to average net assets:
  With expense reductions...............                2.62%     2.56%       2.9%**(b)              1.62%(b)
  Without expense reductions............                2.64%       -- (d)        --%(d)             1.64%(b)
Portfolio turnover rate +++.............                 114%      100%        99%                    114%


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02 for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively. Without such reimbursements, the expense ratios would have been 2.61% and 2.91% and the ratio of net investment income to average net assets would have been 0.36% and 1.21% for the year ended October 31, 1993 and for the period from May 18, 1992 (commencement of operations) to October 31, 1992, respectively.



** Includes reimbursement by the Manager of Fund operating expenses of $0.02. Without such reimbursements, the expense ratio would have been 3.63% and the ratio of net investment income to average net assets would have been (0.76)%.


*** Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

(d) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

(e) These selected per share data were calculated based upon weighted average shares outstanding during the period.

                               Prospectus Page 8

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                      GT GLOBAL LATIN AMERICA GROWTH FUND


                                                             CLASS A+
                                          -----------------------------------------------
                                                                                           AUGUST 13, 1991
                                                      YEAR ENDED OCTOBER 31,               (COMMENCEMENT OF
                                          -----------------------------------------------   OPERATIONS) TO
                                            1996    1995(A)   1994(A)   1993(A)    1992    OCTOBER 31, 1991
                                          --------  --------  --------  --------  -------  ----------------
Per Share Operating Performance:
Net asset value, beginning of period....         $    $26.11    $19.78    $15.59   $16.45        $14.29
                                          --------  --------  --------  --------  -------  ----------------
Income from investment operations:
Net investment income (loss)............                0.15     (0.08)     0.18     0.25          0.01
Net realized and unrealized gain (loss)
  on investments........................               (9.28)     6.75      5.21    (0.98)         2.15
                                          --------  --------  --------  --------  -------  ----------------
Net increase (decrease) from investment
  operations............................               (9.13)     6.67      5.39    (0.73)         2.16
                                          --------  --------  --------  --------  -------  ----------------
Distributions:
  Net investment income.................                0.00     (0.19)    (0.12)   (0.13)         0.00
  Net realized gain on investments......               (1.60)    (0.15)    (1.08)   (0.00)         0.00
                                          --------  --------  --------  --------  -------  ----------------
    Total distributions.................               (1.60)    (0.34)    (1.20)   (0.13)         0.00
                                          --------  --------  --------  --------  -------  ----------------
Net asset value, end of period..........              $15.38    $26.11    $19.78   $15.59        $16.45
                                          --------  --------  --------  --------  -------  ----------------
                                          --------  --------  --------  --------  -------  ----------------
Total investment return (d).............              (37.16)%    34.10%    37.10%   (4.50)%        15.10%(b)
                                          --------  --------  --------  --------  -------  ----------------
                                          --------  --------  --------  --------  -------  ----------------

Ratios and supplemental data:
Net assets, end of period (in 000's)....            $182,462  $336,960  $129,280  $94,085      $125,038
Ratio of net investment income (loss) to
  average net assets....................                0.86%    (0.29)%     1.30%*    1.30%*         1.20%*(c)
Ratio of expenses to average net assets:
  With expense reductions...............                2.11%     2.04%     2.40%*    2.40%*         2.40%*(c)
  Without expense reductions............                2.12%       -- (e)       -- (e)      -- (e)           --%(e)
Portfolio turnover rate +++.............                 125%      155%      112%     159%         none


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 31, 1991 to October 31, 1991, respectively.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c)  Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

                               Prospectus Page 9

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


                      GT GLOBAL LATIN AMERICA GROWTH FUND
                                  (CONTINUED)



                                                                                             ADVISOR
                                                          CLASS B++                          CLASS**
                                          -----------------------------------------   ----------------------
                                                                         APRIL 1,       YEAR    JUNE 1, 1995
                                             YEAR ENDED OCTOBER 31,       1993 TO      ENDED         TO
                                          ----------------------------  OCTOBER 31,   OCTOBER   OCTOBER 31,
                                            1996    1995(A)   1994(A)     1993(A)     31, 1996      1995
                                          --------  --------  --------  -----------   --------  ------------
Per Share Operating Performance:
Net asset value, beginning of period....         $    $25.94    $19.75     $16.26           $     $15.95
                                          --------  --------  --------  -----------   --------    ------
Income from investment operations:
Net investment income (loss)............                0.06     (0.22)     (0.07)                  0.09
Net realized and unrealized gain (loss)
  on investments........................               (9.19)     6.74       3.56                  (0.64)
                                          --------  --------  --------  -----------   --------    ------
Net increase (decrease) from investment
  operations............................               (9.13)     6.52       3.49                  (0.55)
                                          --------  --------  --------  -----------   --------    ------
Distributions:
  Net investment income.................                0.00     (0.18)      0.00                   0.00
  Net realized gain on investments......               (1.60)    (0.15)      0.00                   0.00
                                          --------  --------  --------  -----------   --------    ------
    Total distributions.................               (1.60)    (0.33)      0.00                   0.00
                                          --------  --------  --------  -----------   --------    ------
Net asset value, end of period..........              $15.21    $25.94     $19.75                 $15.40
                                          --------  --------  --------  -----------   --------    ------
                                          --------  --------  --------  -----------   --------    ------
Total investment return (d).............              (37.42)%    33.33%     21.50%(b)             (3.45)%(b)
                                          --------  --------  --------  -----------   --------    ------
                                          --------  --------  --------  -----------   --------    ------

Ratios and supplemental data:
Net assets, end of period (in 000's)....            $134,527  $211,673    $13,576                  $ 369
Ratio of net investment income (loss) to
  average net assets....................                0.36%    (0.79)%     (0.70)%(c)             1.36%(c)
Ratio of expenses to average net assets:
  With expense reductions...............                2.61%     2.54%      2.90%(c)               1.61%(c)
  Without expense reductions............                2.62%       -- (e)        --%(e)            1.62%(c)
Portfolio turnover rate +++.............                 125%      155%       112%                   125%


--------------

+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


* Includes reimbursement by the Manager of Fund operating expenses of $0.02, $0.04 and $0.01 for the years ended October 31, 1993 and 1992 and for the period from August 13, 1991 to October 31, 1991, respectively. Without such reimbursements, the expense ratios would have been 2.49%, 2.62% and 3.42% and the ratios of net investment income to average net assets would have been 1.25%, 1.07% and 0.l5% for the years ended October 31, 1993 and 1992 and for the period from August 31, 1991 to October 31, 1991, respectively.


**  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) These selected per share data were calculated based upon weighted average shares outstanding during the period.

(b) Not annualized.

(c) Annualized.

(d) Total investment return does not include sales charges.

(e) Calculation of "Ratio of expenses to average net assets" was made without considering the effect of expense reductions, if any.

                               Prospectus Page 10

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

EMERGING MARKETS FUND

The Emerging Markets Fund's investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.



For purposes of the Emerging Markets Fund's operations, "emerging markets" will consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objective and Policies" in the Statement of Additional Information for a complete list of all the countries which the Emerging Markets Fund does not consider to be emerging markets.



For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:



  Argentina       Indonesia      Portugal
  Bolivia         Israel         Republic of
  Botswana        Jamaica        Slovakia
  Brazil          Jordan         Russia
  Chile           Kenya          Singapore
  China           Malaysia       Slovenia
  Colombia        Mauritius      South Africa
  Cyprus          Mexico         South Korea
  Czech           Morocco        Sri Lanka
   Republic       Nigeria        Swaziland
  Ecuador         Oman           Taiwan
  Egypt           Pakistan       Thailand
  Ghana           Panama         Turkey
  Greece          Paraguay       Uruguay
  Hong Kong       Peru           Venezuela
  Hungary         Philippines    Zambia
  India           Poland         Zimbabwe


Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, the Emerging Markets Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.


As used in this Prospectus, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect emerging market development to a greater extent than developments elsewhere; or
(iii) organized under the laws of, or with a principal office in, an emerging market.



The Emerging Markets Fund may also invest up to 35% of its total assets in (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.



In selecting investments, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the


                               Prospectus Page 11

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.



The Manager believes that the issuers of securities in emerging markets often have sales and earnings growth rates which exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Manager believes that the Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable the Emerging Markets Fund to achieve results superior to those produced by mutual funds with similar objectives to those of the Emerging Markets Fund that invest solely in equity securities of issuers domiciled in the U.S. and/or in other developed markets.



The Emerging Markets Fund invests in those emerging markets which the Manager believes have strongly developing economies and in which the markets are becoming more sophisticated.



INVESTMENTS IN DEBT SECURITIES. The Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors -- Risks Associated with Debt Securities".



If the rating of any of the debt securities drops below a minimum rating considered acceptable by the Manager, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Emerging Markets Fund and its shareholders.



Growth of capital in debt securities may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/ or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to the Emerging Markets Fund's objective of long-term growth of capital.



TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Pursuant to such a defensive strategy, the Emerging Markets Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Emerging Markets Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent the Emerging Markets Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective.


In addition, pending investment of proceeds from new sales of Emerging Markets Fund shares or to meet ordinary daily cash needs, the Emerging Markets Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


The Emerging Markets Fund may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.



The Emerging Markets Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by the Manager to be of comparable quality. These securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.


                               Prospectus Page 12

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

LATIN AMERICA GROWTH FUND

The Latin America Growth Fund's investment objective is capital appreciation. The Latin America Growth Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Latin America Growth Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Normally, the Latin America Growth Fund will invest a majority of its assets in equity securities. The Fund may also invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.



For purposes of this Prospectus, unless otherwise indicated, the Latin America Growth Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions the Latin America Growth Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Latin America Growth Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.



The Latin America Growth Fund defines securities of Latin American issuers to include: (a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Manager's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Latin America Growth Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.



In allocating investments among the various Latin American countries, the Manager looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Manager will consider, among other factors, the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade.



Under normal circumstances, the Latin America Growth Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. In evaluating investments in securities of U.S. issuers, the Manager will consider, among other things, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.


The Latin America Growth Fund may also use instruments (including forward contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."


Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Growth Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of Latin America Growth Fund's assets invested directy in Chile may be less than the portion invested in other Latin American countries because at present capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the


                               Prospectus Page 13

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
Latin America Growth Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.


INVESTMENTS IN DEBT SECURITIES. Under normal circumstances, the Latin America Growth Fund may invest up to 50% of its total assets in debt securities. There is no limitation on the percentage of the Latin America Growth Fund's assets which may be invested in debt securities which are rated below investment grade. Investment in below investment grade securities involves a high degree of risk and can be speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Most debt securities in which the Latin America Growth Fund will invest are not rated; if rated, it is expected that such ratings would be below investment grade. However, the Latin America Growth Fund will not invest in debt securities that are in default in payment as to principal or interest. See "Risk Factors -- Risks Associated with Debt Securities."


During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. The restructurings provided for the exchange of loans and cash for newly issued bonds ("Brady Bonds"). Brady Bonds fall into two categories: collateralized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the OTC secondary market for Latin American debt. U.S. dollar-denominated collateralized bonds, which may be fixed par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury Zero Coupon bonds having the same maturity. At least one year of rolling interest payments are collateralized by cash or other investments. Brady Bonds have been issued by, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Panama, Peru and other emerging market countries. Approximately $139 billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil, Argentina and Mexico. Brady Bonds issued by Brazil, Argentina and Mexico currently are rated below investment grade.


Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. The receipt of income from such debt securities is incidental to the Latin America Growth Fund's objective of capital appreciation.



TEMPORARY DEFENSIVE STRATEGIES. The Latin America Growth Fund may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational units) and/or high quality debt securities or money market instruments to generate income to defray Latin America Growth Fund expenses, for temporary defensive purposes and pending investment in accordance with the Latin America Growth Fund's investment objective and policies. In addition, the Latin America Growth Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new shares of the Fund. The Latin America Growth Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Manager determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period, or that investing in those markets presents undue risk of loss.


                               Prospectus Page 14

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Latin America Growth Fund may invest in the following types of money market securities (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or in the currency of any Latin American country, which consist of: (a) obligations issued or guaranteed by (i) the U.S. government or the government of a Latin American country, their agencies or instrumentalities, or municipalities; or (ii) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (b) finance company obligations, corporate commercial paper and other short-term commercial obligations; (c) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (d) repurchase agreements with respect to the foregoing; and (e) other substantially similar short-term debt securities with comparable risk characteristics.



The Latin America Growth Fund may invest in commercial paper rated as low as A-3 by S&P or P-3 by Moody's or, if not rated, determined by the Manager to be of comparable quality. These securities may be more vulnerable to adverse effects or changes in circumstances than obligations carrying higher designations.



ADDITIONAL INVESTMENT POLICIES OF EMERGING MARKETS FUND AND LATIN AMERICA GROWTH FUND



INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Funds may be able to invest in certain emerging markets solely or primarily through governmentally authorized investment vehicles or companies. Pursuant to the 1940 Act, a Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.



Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.



SECURITIES LENDING. The Funds may lend their portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time earn additional income that may be used to offset the Fund's custody fees. At all times a loan is outstanding, the Funds borrower must maintain with the Funds' custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to the value of the borrowed securities, plus any accrued interest. The Funds limit their loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.



PRIVATIZATIONS. The governments in some emerging markets and Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Funds in privatizations in appropriate circumstances. In certain emerging markets and Latin American countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law and/or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that Latin American governments and governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.



BORROWING. It is a fundamental policy of each Fund that it may borrow an amount up to 33 1/3% of its total assets in order to meet redemption requests. Borrowing may cause greater fluctuation in the value of the Funds' shares than would be the case if the Funds did not borrow, but also may enable the Emerging Markets Fund to retain favorable securities positions rather than liquidating such positions to meet redemptions. The Emerging


                               Prospectus Page 15

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Markets Fund will not borrow to leverage its portfolio. It is a nonfundamental policy of the Emerging Markets Fund and a fundamental policy of the Latin America Growth Fund, that the Funds will not purchase securities during times when outstanding borrowings represent 5% or more of its total assets.



WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Funds. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with that Fund's custodian bank and will be marked to market daily. There is a risk that the securities may not be delivered and that the Funds may incur a loss.



OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Both Funds may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge its Portfolio, i.e., reduce the overall level of investment risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.



Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets and most Latin American markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Manager may not be able to effectively hedge its investment in such Latin American and emerging markets.



Each Fund may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. The Funds also may purchase and sell put and call options on indices to hedge against overall fluctuations in the securities markets or market sectors generally.



Further, the Funds may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge against changes in the general level of interest rates.



To attempt to hedge against adverse movements in exchange rates between currencies, the Funds may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Funds may each enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Funds may also purchase put or call options on currencies, futures contracts on currencies and options and options on futures contracts on currencies to hedge against movements in exchange rates.


                               Prospectus Page 16

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                  RISK FACTORS

--------------------------------------------------------------------------------


GENERAL. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. There is no assurance that either Fund will achieve its investment objective.



Investing in either Fund entails a substantial degree of risk, and an investment in either Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets and Latin America, which are in addition to the usual risks of investing in developed markets around the world.



EMERGING MARKETS FUND. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Emerging Markets Fund could lose its entire investment in that market.



Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain countries with emerging markets.



Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.



Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The Emerging Markets Fund's net investment income and/or capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.


In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Emerging Markets Fund to make intended securities purchases due to settlement problems could cause the Emerging Markets Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Emerging Markets Fund due to subsequent declines in value of the portfolio security or, if the Emerging Markets Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Emerging Markets Fund's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company, such as


                               Prospectus Page 17

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
the Emerging Markets Fund, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Emerging Markets Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the naming of Section 22(e) of the 1940 Act. During the period commencing from the Emerging Markets Fund's identification of such conditions until the date of any SEC action, the Emerging Markets Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Company's Board of Directors.


LATIN AMERICA GROWTH FUND. The Latin America Growth Fund's classification as a non-diversified investment company allows it, with respect to 50% of its assets, to invest more than 5% of its total assets in the securities of any issuer. Consequently, as the Latin America Growth Fund may be invested in the securities of a limited number of Latin American issuers, the performance of any single issuer may have a more significant effect upon the overall performance of the Latin America Growth Fund than if the Latin America Growth Fund was a diversified investment company.



Investing in securities of Latin American issuers may risks relating to potential political and economic instability of certain Latin American countries and the risks of expropriation, nationalization, confiscation of asets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation, the Latin America Growth Fund could lose its entire investment in any such country.


The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.


Further, there is a risk that an emergency situation may arise in one or more Latin American markets as a result of which prices for portfolio securities in such markets may not be readily available. Accordingly, when the Latin America Growth Fund believes that circumstances dictate, it will follow the procedures as described above concerning the Emerging Markets Fund.



The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Furthermore, certain Latin American countries may impose withholding taxes on dividends payable to the Latin America Growth Fund at a higher rate than those imposed by other foreign countries. This may reduce the Latin America Growth Fund's investment income available for distribution to shareholders.


Companies in Latin America are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. There is substantially less publicly available information about Latin American companies and the governments of Latin American countries than there is about U.S. companies and the U.S. Government.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil is the largest debtor among developing countries, Mexico is the second largest and Argentina the third. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt.

                               Prospectus Page 18

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Fund may invest in debt securities, invest, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.



RISKS ASSOCIATED WITH DEBT SECURITIES. The value of the debt securities held by the Emerging Markets Fund or by the Latin America Growth Fund generally will vary inversely with market interest rates. If interest rates in a market fall, the Funds' debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by the Funds in that market will likely decrease in value.



The Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade and the Latin America Growth Fund may invest up to 50% of its total assets in debt securities of any rating. Such investments involve a high degree of risk.



Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca, or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."


Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.
The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market and Latin American governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Funds. In addition, the Funds may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and either Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds' portfolios. The Funds may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under

                               Prospectus Page 19

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.


A Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging or Latin American markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or Latin American markets in the event of default by the governments under commercial bank loan agreements.



ILLIQUID SECURITIES. The Emerging Markets Fund may invest up to 15% of its net assets, and the Latin America Fund may invest up to 10% of its net assets in securities for which no readily available market exists, so-called "Illiquid Securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations") could enable each Fund to achieve capital appreciation substantially exceeding the appreciation each Fund would realize if it did not make such investments. However, in order to limit investment risk, the Latin America Growth Fund will invest no more than 5% of it total assets in Special Situations.



Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.


CURRENCY RISK. Since the Emerging Markets Fund and the Latin America Growth Fund may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, each Fund will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of each Fund's shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.


Many of the currencies of emerging market and Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.



Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.



Although either Fund is authorized to enter into options, futures and forward currency transactions, a Fund might not enter into any such transactions. Options, futures and forward currency transactions involve certain risks, which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward


                               Prospectus Page 20

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and (7) the possible need of a Fund to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information.



OTHER INFORMATION. The investment objective of the Emerging Markets Fund and of the Latin America Growth Fund may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, the Emerging Markets Fund and the Latin America Growth Fund each have adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Emerging Markets Fund's and the Latin America Growth Fund's investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval.


                               Prospectus Page 21

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.


Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE, on a Business Day, will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. Physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's Financial Advisor requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.



PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances their holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the


                               Prospectus Page 22

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.



Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the Funds in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Fund(s) that have appreciated most during the period being exchanged for shares of Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain brokers may charge a fee for establishing accounts relating to the Program.


                               Prospectus Page 23

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of the other GT Global Mutual Funds based on their respective net asset values, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."


In addition to the Funds, the GT Global Mutual Funds currently include:


      -- GT GLOBAL AMERICA SMALL CAP
         GROWTH FUND


      -- GT GLOBAL AMERICA MID CAP
         GROWTH FUND

      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND
         SERVICES FUND
      -- GT GLOBAL DOLLAR FUND
      -- GT GLOBAL EUROPE GROWTH FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL INTERNATIONAL GROWTH FUND
      -- GT GLOBAL JAPAN GROWTH FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL NEW PACIFIC GROWTH FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL WORLDWIDE GROWTH FUND

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisor to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus for additional information.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.

                               Prospectus Page 24

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request and any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee. REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceeding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt as to what documents are required should contact his Financial Advisor.


                               Prospectus Page 25

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem Fund shares, see the Shareholder Account Manual in this Prospectus or contact your Financial Advisor.

                               Prospectus Page 26

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT GLOBAL
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 27

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing), each Business Day. Each Fund's asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all of its liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.


Equity securities held by a Fund are valued at the last sale price on the exchange or in the OTC market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Directors. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC markets which trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------


DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also normally annually distributes substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.


Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fees applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional

                               Prospectus Page 28

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
  Advisor Class shares of the distributing Fund (or other GT Global Mutual
    Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE REINVESTED AUTOMATICALLY IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gain regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional Fund shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. In addition, if shares of a Fund are purchased within 90 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 29

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds. See "Directors and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, each of the Funds pays the Manager investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. The Manager has undertaken to limit each Fund's expenses exclusive of brokerage commissions, taxes, interest and extraordinary expenses to the annual rate of 1.90% of the average daily net assets of the Fund's Advisor Class shares.



The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's, average daily net assets.



The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.



The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



As of             , 1997, the Manager and its worldwide asset management
affiliates manage approximately $  billion. In the United States, as of
            , 1997, the Manager manages or administers approximately $  billion
of GT Global Mutual Funds. As of             , 1997, assets entrusted to
Liechtenstein Global Trust total approximately $  billion.



On             , 1997, Chancellor Capital Management, Inc. ("Chancellor
Capital") merged with LGT Asset Management, Inc. As of             , 1997,
Chancellor Capital and its affiliates, based in New York, were the   th largest
independent investment manager in the United States with approximately $
billion in assets under management. Chancellor Capital specialized in public and
private U.S. equity and bond portfolio management for over    U.S. institutional
clients.



On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo,


                               Prospectus Page 30

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.


The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                             EMERGING MARKETS FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Jonathan Chew                           Portfolio Manager since Fund inception  Portfolio Manager for the Manager
 London                                  in 1992                                 since 1990; Portfolio Manager for LGT
                                                                                 Asset Management Ltd. (Hong Kong)
                                                                                 since 1988.

James M. Bogin                          Portfolio Manager since 1993            Portfolio Manager for the Manager
 San Francisco                                                                   since 1993; From 1989 to 1993, Mr.
                                                                                 Bogin was a Fund Manager at Nomura
                                                                                 Investment Management Co. (Tokyo).

John R. Legat                           Portfolio Manager since 1995            Portfolio Manager for the Manager and
 London                                                                          LGT Asset Management PLC (London).


                           LATIN AMERICA GROWTH FUND


                                                 RESPONSIBILITIES FOR                    BUSINESS EXPERIENCE
NAME/OFFICE                                            THE FUND                            LAST FIVE YEARS
--------------------------------------  --------------------------------------  --------------------------------------
Soraya M. Betterton                     Portfolio Manager since Fund inception  Portfolio Manager for the Manager.
 San Francisco                           in 1991


                            ------------------------


In placing securities orders for the Funds' portfolio transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through any Liechtenstein Global Trust affiliate. High portfolio turnover involves correspondingly greater transaction costs in the form of brokerage commissions or dealer spreads and other costs that a Fund will bear directly, and could result in the realization of net capital gain, which would be taxable when distributed to shareholders.



DISTRIBUTION OF FUND SHARES. GT Global is the distributor of each Fund's Advisor Class shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.



The Latin America Growth Fund has previously suspended the offering of its shares upon the advice of the Manager that doing so was in the best interests of the portfolio management process. As of the date of this Prospectus, the Latin America Growth Fund has resumed sales of its shares based upon the Manager's advice that it is consistent with prudent portfolio management to do so. However, the Latin America Growth Fund reserves the right to suspend sales again and Emerging Markets Fund reserves the right to suspend sales in the future based upon the foregoing portfolio considerations.



The Manager or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.


GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of the other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to brokers/dealers that have sold or may sell significant amounts of shares during specified periods of

                               Prospectus Page 31

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Funds. While the matter is not free from doubt, the Board of Directors believes that such laws should not preclude a bank from providing administration or shareholder servicing support or preclude a bank's affiliates from acting as a broker/dealer. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank and its affiliates from continuing to perform all or part of its servicing or broker/dealer activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund. The shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders will receive an annual and semiannual report, respectively. In addition, the federal income tax status of distributions made by the relevant Fund(s) to shareholders will be reported after the end of the fiscal year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of the Emerging Markets Fund and the Latin America Growth Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

The Company normally will not hold annual meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director

                               Prospectus Page 32

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this Prospectus to certain enumerated investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.50% of the average daily net assets of that class. For the fiscal year ended October 31, 1995, total operating expenses for the Class A shares were 2.14% for the Emerging Markets Fund and 2.12% for the Latin America Growth Fund, respectively, of average net assets.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended October 31, 1995, total operating expenses for the Class B shares were 2.64% for the Emerging Markets Fund and 2.62% for the Latin America Growth Fund, respectively, of average net assets.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund. One hundred million shares have been classified as Class A shares of each Fund, one hundred million shares have been classified as Class B shares of each Fund, and one hundred million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of the Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of the Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.

Emerging Markets Fund is classified as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

The Latin America Growth Fund is classified as a "non-diversified" fund under the 1940 Act which means that with respect to 50% of its total assets, no more than 50% will be invested in the securities of any one issuer, and the Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

Because the Funds employ a Combined Prospectus, it is possible that a Fund might become liable for a misstatement with respect to the other Fund in this Combined Prospectus. The Board of Directors of the Company have considered this in approving the use of a Combined Prospectus.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, California 94120-7893.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in

                               Prospectus Page 33

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND
advertisements, sales literature or reports furnished to present or prospective shareholders.


In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date established by the Board of Directors.


In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global and a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121
N. California Boulevard, Suite 450, Walnut Creek, California 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and GT Global Investor Services, Inc. in connection with other matters.


INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company, or Trust, as applicable, and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 34

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 35

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 36

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 37

                        GT GLOBAL EMERGING MARKETS FUND
                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 38

                        GT GLOBAL EMERGING MARKETS FUND
                          GT LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., GT GLOBAL EMERGING MARKETS FUND, GT GLOBAL LATIN AMERICA GROWTH FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                               LEMPV610000MC

                             GT GLOBAL THEME FUNDS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information



                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (individually, "Fund" or "Theme Fund," collectively, "Funds" or "Theme Funds"). Each Fund is a diversified series of GT Investment Funds, Inc. ("Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (individually, "Feeder Fund," collectively, "Feeder Funds") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (individually, "Portfolio," collectively, "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the GT Global Theme Funds' current Class A and Class B Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio"), and also serves as the administrator for each Feeder Fund. The principal underwriter and distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     22
Directors and Executive Officers.........................................................................................     24
Management...............................................................................................................     26
Valuation of Fund Shares.................................................................................................     31
Information Relating to Sales and Redemptions............................................................................     32
Taxes....................................................................................................................     34
Additional Information...................................................................................................     37
Investment Results.......................................................................................................     38
Description of Debt Ratings..............................................................................................     48
Financial Statements.....................................................................................................     50


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS


                             INVESTMENT OBJECTIVES
                                  AND POLICIES


--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES

The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the GT Global Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks to achieve its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Funds' investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Feeder Fund will be that Fund's interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of such Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.


SELECTION OF EQUITY INVESTMENTS


With respect to the Natural Resources Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



With respect to the Telecommunications Funds, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the United States, or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.



For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might


                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS

substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS
A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors

                   Statement of Additional Information Page 3

                             GT GLOBAL THEME FUNDS

pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or a Portfolio's Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-

                   Statement of Additional Information Page 4

                             GT GLOBAL THEME FUNDS
fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. In the event that a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements, which involve the sale of a security by a Theme Portfolio and its agreement to repurchase the security at a specified time and price. Each Theme Portfolio may also engage in "roll" transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
Each Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.


A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.


If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   Statement of Additional Information Page 5

                             GT GLOBAL THEME FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS

Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

                   Statement of Additional Information Page 6

                             GT GLOBAL THEME FUNDS

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


                   Statement of Additional Information Page 7

                             GT GLOBAL THEME FUNDS


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.


PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.


Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Theme Portfolio's current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

                   Statement of Additional Information Page 8

                             GT GLOBAL THEME FUNDS

A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash

                   Statement of Additional Information Page 9

                             GT GLOBAL THEME FUNDS
equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is

                  Statement of Additional Information Page 10

                             GT GLOBAL THEME FUNDS
effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect the Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

                  Statement of Additional Information Page 11

                             GT GLOBAL THEME FUNDS

If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may

                  Statement of Additional Information Page 12

                             GT GLOBAL THEME FUNDS
accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive


                  Statement of Additional Information Page 13

                             GT GLOBAL THEME FUNDS
correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Theme Portfolio has purchased) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    ILLIQUID SECURITIES. Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during

                  Statement of Additional Information Page 14

                             GT GLOBAL THEME FUNDS
such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by

                  Statement of Additional Information Page 15
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                             GT GLOBAL THEME FUNDS
delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.


                  Statement of Additional Information Page 16

                             GT GLOBAL THEME FUNDS

Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Theme Portfolio in Japan means that the Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise, capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    DIVERSIFICATION REQUIREMENTS UNDER INTERNAL REVENUE CODE. The investment flexibility of each Theme Portfolio may be restricted by the necessity of satisfying certain diversification requirements in order to maintain the qualification of the Theme Portfolio as a regulated investment company within the meaning of the Internal Revenue Code of 1986, as amended (the "Code").

                  Statement of Additional Information Page 17

                             GT GLOBAL THEME FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

FEEDER FUNDS

The  Financial Services  Fund, Infrastructure  Fund, Natural  Resources Fund and
Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, such Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

Each Portfolio may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

                  Statement of Additional Information Page 18

                             GT GLOBAL THEME FUNDS

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND

The Health Care Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Health Care Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

                  Statement of Additional Information Page 19

                             GT GLOBAL THEME FUNDS

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Health Care Fund's Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies the Health Care Fund may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with the Health Care Fund's use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.


In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Health Care Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Health Care Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Prospectus.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

The Telecommunications Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Telecommunications Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  Statement of Additional Information Page 20

                             GT GLOBAL THEME FUNDS

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Telecommunications Fund may not exceed one-third of the Telecommunications Fund's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Telecommunications Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Telecommunications Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 21

                             GT GLOBAL THEME FUNDS

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Manager is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing portfolio transactions, the Manager seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of each Theme Portfolio, the Manager may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to that Theme Portfolio and its other clients and that the total commissions paid by the Theme Portfolio will be reasonable in relation to the benefits received by that Theme Portfolio over the long term. Research services may also be received from dealers who execute Theme Portfolio transactions in over-the-counter-markets.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of that Theme Portfolio's expenses, such as custodian fees.



Investment decisions for a Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.



Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other portfolios.


                  Statement of Additional Information Page 22

                             GT GLOBAL THEME FUNDS

Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be.
ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the over-the-counter markets.

A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1996, 1995 and 1994, the Health Care Fund paid aggregate brokerage commissions of $
-------, $545,743 and $480,241, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Telecommunications Fund paid aggregate brokerage commissions of $
--------, $2,253,982 and $5,674,965, respectively. For the fiscal years ended October 31, 1996 and 1995, and for the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $
------, $38,814 and $
------, $18,145; $122,399 and $
------, $111,512; and $
------, $98,462 and $132,572, respectively. For the fiscal year ended October 31, 1996 and the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $


------ and $17,605.


THEME PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1995 and 1996, the Telecommunications Fund's portfolio turnover rates were 62% and --%, respectively. For the fiscal years ended October 31, 1995 and 1996, the Health Care Fund's portfolio turnover rates were 99% and --%, respectively. For the fiscal years ended October 31, 1995 and 1996, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were 170% and
--%, 45% and
--%, and 87% and
--%, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1996, the portfolio turnover rates for the Consumer Products and Services Portfolio were 240% and


--%, respectively.


                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS

                        DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------


The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella,* 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
1166 Avenue of the Americas              Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
New York, NY 10036                       Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 56                      Partner, Baker & McKenzie (a law firm); and Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 60                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.


--------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.

                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

James R. Tufts, 37                Chief Information Officer for the Manager since October 1996; President,
Vice President and                GT Services since 1995; Senior Vice President of Finance and
Chief Financial Officer           Administration, GT Global, GT Services and G.T. Insurance from 1994 to
50 California Street              1995; Senior Vice President of Finance and Administration, LGT Asset
San Francisco, CA 94111           Management and the Manager from 1994 to October 1996; Vice President of
                                  Finance, LGT Asset Management, the Manager, GT Global and GT Services
                                  from 1990 to 1994; Vice President of Finance, G.T. Insurance from 1992 to 1994; and Director, the Manager, GT Global and GT Services since
                                  1991.

Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and Principal      Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc. and a Trustee and officer of G.T. Global Growth Series, G.T. Greater Europe Fund, GT Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio and Global High Income Portfolio, which also are registered investment companies managed by the Manager, and ---------- Portfolio, administered by the Manager. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of __ registered investment companies with __ series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $______, $______, $______ and $______, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, received total compensation of $______, $______, $______ and $______, respectively, from the 40 investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of ____________, 1997, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's funds in the aggregate, with the exception of the Financial Services Fund and the Consumer Products and Services Fund. As of February 22, 1996, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record ___% of the outstanding shares of the Financial Services Fund and ___% of the Consumer Products and Services Fund.


                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract between each Portfolio and the Manager ("Portfolio Management Contract"). The Manager serves as administrator to each Feeder Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



The Manager and GT Global have voluntarily undertaken to limit the Class A and Class B expenses of each Feeder Fund (exclusive of brokerage commissions, interest, taxes and extraordinary items) to the maximum annual level of 2.40% and 2.90%, respectively, of the average daily net assets of the respective classes of the Fund during each fiscal year, and the Manager has agreed to reimburse each Feeder Fund if its expenses exceed that amount.


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND

The Manager serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund's and Telecommunications Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Health Care Fund and Telecommunications Fund each pays the Manager investment management and administration fees, based on the Health Care Fund and Telecommunications Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.


The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting

                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS

called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



GT Global and the Manager have voluntarily undertaken to limit the Health Care Fund's and Telecommunications Fund's Class A and Class B share expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual level of 2.40% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, during each fiscal year, and the Manager has agreed to reimburse the Health Care Fund and Telecommunications Fund if the Health Care Fund's and Telecommunications Fund's expenses exceed that amount.



The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Theme Portfolios to the Manager during the periods shown:


                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $
1995......................................................................................................       4,453,857
1994......................................................................................................       4,353,688


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $
1995......................................................................................................      23,861,460
1994......................................................................................................      21,926,187


                          FINANCIAL SERVICES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $
Year ended October 31, 1995...............................................................................          51,353
May 31, 1994 (commencement of operations) to October 31, 1994.............................................           8,249


                            INFRASTRUCTURE PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $
Year ended October 31, 1995...............................................................................         601,421
May 31, 1994 (commencement of operations) to October 31, 1994.............................................          51,922


                          NATURAL RESOURCES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $
Year ended October 31, 1995...............................................................................         213,856
May 31, 1994 (commencement of operations) to October 31, 1994.............................................          28,500


                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO


                                                                                                             AMOUNT PAID
                                                                                                            --------------
Year ended October 31, 1996...............................................................................  $
December 30, 1994 (commencement of operations) to October 31, 1995........................................          16,284



For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal years ended October 31, 1995, and 1996, the Manager reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and administration fees in the amounts of $8,249, $51,353 and $
------;  $48,901,  $0 and  $          ; and  $28,500,  $213,856 and  $         ,
respectively. For the same periods, the Financial Services Fund, Infrastructure Fund and Natural Resources Fund paid administration fees of $3,029, $18,756 and $
------; $19,370, $208,892 and $
------; and $10,436, $74,485 and $
------, respectively. However, the Manager reimbursed those Funds for such  fees
in  the amounts of $3,029, $18,756 and $       ; $19,370, $177,376  and $      ;
and $10,436,  $74,485 and  $         , respectively.  (Accordingly, the  Manager
reimbursed the Financial Services Fund, Infrastructure Fund and Natural Resources Fund and their respective Portfolios investment management and


                  Statement of Additional Information Page 27

                             GT GLOBAL THEME FUNDS

administration  fees  in  the  aggregate  amounts  of  $11,278,  $70,109  and  $
------; $68,271,  $177,376  and  $            ;  and  $38,936,  $288,341  and  $
------, respectively.) For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1996, the Manager reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amounts of $16,284 and $ ------, respectively. For the same period, the Consumer Products and Services Fund paid $5,933 and $
------,  respectively, in  administration fees; however,  the Manager reimbursed
the Fund in the amounts of  $5,933 and $       , respectively. Accordingly,  the
Manager reimbursed the Consumer Products and Services Fund and its Portfolio investment management and administration fees in the aggregate amounts of $22,217 and $


------, respectively.



For the fiscal year ended October 31, 1996, the Manager, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of % and
   %, respectively, of average daily net assets of the Class A shares and Class B shares of the Funds, reimbursed the Financial Services Fund, Natural Resources Fund, and Consumer Products and Services Fund for expenses in the additional
amounts of $       , $      and $       , respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND
Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to Class A and Class B shares of the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by the Theme Funds to GT Global under each Fund's Class A Plan and Class B Plan for the Fund's fiscal year ended October 31, 1996:



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Health Care Fund..........................................................................  $              $



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Telecommunications Fund...................................................................  $              $



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Financial Services Fund...................................................................  $              $



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Infrastructure Fund.......................................................................  $              $



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Natural Resources Fund....................................................................  $              $



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Consumer Products and Services Fund.......................................................  $              $


In approving the Plans, the Directors determined that the adoption of the Plans was in the best interests of the shareholders of that Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.

Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of each Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table

                  Statement of Additional Information Page 28

                             GT GLOBAL THEME FUNDS


reviews the extent of such activity during the Health Care Fund's last three fiscal years:



                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31,                                                        COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1996......................................................................  $               $              $
1995......................................................................         469,186         67,325         401,861
1994......................................................................       1,544,456        131,040       1,413,416



The  following  table   reviews  the   extent  of  such   activity  during   the
Telecommunications Fund's fiscal year ended October 31, 1996, 1995 and 1994:



                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31,                                                        COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1996......................................................................  $               $              $
1995......................................................................       4,151,523        578,450       3,573,073
1994......................................................................      15,634,626      2,477,493      13,157,133



The following table reviews the extent of such activity for the Financial Services Fund, Infrastructure Fund and Natural Resources Fund for each Fund's fiscal year ended October 31, 1996 and 1995 and for the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCTOBER 31, 1996                                                   COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
Financial Services Fund...................................................  $               $              $
Infrastructure Fund.......................................................
Natural Resources Fund....................................................

YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       50,104  $       6,892  $       43,212
Infrastructure Fund.......................................................         584,424         67,021         517,403
Natural Resources Fund....................................................         143,672         16,516         127,156
MAY 31, 1994 TO OCTOBER 31, 1994
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       53,670  $       4,672  $       48,998
Infrastructure Fund.......................................................         494,689         51,215         443,474
Natural Resources Fund....................................................         203,926         14,471         189,455



The following table reviews the extent of such activity for the Consumer Products and Services Fund for the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995:



                                                                SALES
                                                               CHARGES      AMOUNT      AMOUNTS
                                                              COLLECTED    RETAINED    REALLOWED
                                                             -----------  ----------  -----------
Year ended October 31, 1996................................  $            $           $
December 30, 1994 to October 31, 1995......................       28,566       3,380       25,186


GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to the Class A shares other than as described above. GT Global receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares. The following table discloses the amount of CDSCs collected by GT Global with regard to the GT Global Theme Funds for the periods shown.
                                HEALTH CARE FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $
Year ended October 31, 1995.............................................................................          178,859
Year ended October 31, 1994.............................................................................           49,801


                            TELECOMMUNICATIONS FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $
Year ended October 31, 1995.............................................................................        4,770,375
Year ended October 31, 1994.............................................................................        1,731,244


                            FINANCIAL SERVICES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $
Year ended October 31, 1995.............................................................................            7,543
May 31, 1994 (commencement of operations) to October 31, 1994...........................................              847


                  Statement of Additional Information Page 29

                             GT GLOBAL THEME FUNDS

                              INFRASTRUCTURE FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $
Year ended October 31, 1995.............................................................................          193,268
May 31, 1994 (commencement of operations) to October 31, 1994...........................................            1,528


                             NATURAL RESOURCES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $
Year ended October 31, 1995.............................................................................           73,935
May 31, 1994 (commencement of operations) to October 31, 1994...........................................              779


                      CONSUMER PRODUCTS AND SERVICES FUND


                                                                                                          CDSCS COLLECTED
                                                                                                          ----------------
Year ended October 31, 1996.............................................................................   $
December 30, 1994 (commencement of operations) to October 31, 1994......................................              986


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
GT Services, the Funds' Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


As of October 31, 1996, the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund paid the Manager fees of $
------, $
-------, $
---, $


----, $


---- and $

---, respectively, for accounting services.

EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS

Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 30

                             GT GLOBAL THEME FUNDS

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Theme Portfolio's securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.


Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on

                  Statement of Additional Information Page 31

                             GT GLOBAL THEME FUNDS

European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------
PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month

                  Statement of Additional Information Page 32

                             GT GLOBAL THEME FUNDS
period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA)
Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares of a Fund may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares of a Fund may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund  and is  available  only in  states where  the  exchange may  be  made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by that Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of a Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of January, April, July and October). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to an SWP established in Class B shares only, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund or its Transfer

                  Statement of Additional Information Page 33

                             GT GLOBAL THEME FUNDS
Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds or the Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS

See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in its Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of those taxes paid by its corresponding Portfolio). Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding
Portfolio's income) from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder

                  Statement of Additional Information Page 35

                             GT GLOBAL THEME FUNDS
Fund) will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant  to proposed  regulations, open-end RICs,  such as the  Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund). However, income from the disposition by a Theme Portfolio of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months. Income from the disposition by a Theme Portfolio of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months.

If a Theme Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Theme Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, a Theme Portfolio may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder
Fund) to continue to qualify as a RIC.

Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains or losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor Section 988 transactions to minimize any adverse tax impact.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and Global Investment Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time or to grant the use of such names to any other company.


                  Statement of Additional Information Page 37

                             GT GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

Each Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T)P(1+T)to the power of n = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A shares of Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                         HEALTH CARE
PERIOD                                                                                                      FUND
------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996....................................................................            %
January 27, 1992 through October 31, 1996.............................................................       n/a
November 1, 1991 through October 31, 1996.............................................................            %
August 7, 1989 through October 31, 1996...............................................................              %

                                                                                                         TELECOMMUNI-
PERIOD                                                                                                   CATIONS FUND
------------------------------------------------------------------------------------------------------  --------------
Fiscal year ended October 31, 1996....................................................................             %
January 27, 1992 through October 31, 1996.............................................................             %
November 1, 1991 through October 31, 1996.............................................................       n/a
August 7, 1989 through October 31, 1996...............................................................      n/a


The Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, which were first offered April 1, 1993, stated as aggregate returns for the periods shown, were:

                                                                                                         HEALTH CARE
PERIOD                                                                                                      FUND
------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996....................................................................            %
April 1, 1993 through October 31, 1996................................................................            %

                                                                                                         TELECOMMUNI-
PERIOD                                                                                                   CATIONS FUND
------------------------------------------------------------------------------------------------------  --------------
Fiscal year ended October 31, 1996....................................................................             %
April 1, 1993 through October 31, 1996................................................................             %


The Standarized Returns for the Class B Shares of the Health Care Fund and Telecommunications Fund, which were first offered April 1, 1993, stated as average annualized total returns for the periods shown, were:

                                                                                                         HEALTH CARE
PERIOD                                                                                                      FUND
------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996....................................................................            %
April 1, 1993 through October 31, 1996................................................................            %

                                                                                                         TELECOMMUNI-
PERIOD                                                                                                   CATIONS FUND
------------------------------------------------------------------------------------------------------  --------------
Fiscal year ended October 31, 1996....................................................................             %
April 1, 1993 through October 31, 1996................................................................             %


As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                                                                        HEALTH CARE    TELECOMMUNI-
PERIOD                                                                                                      FUND       CATIONS FUND
------------------------------------------------------------------------------------------------------  ------------  --------------
Fiscal year ended October 31, 1996....................................................................            %              %
January 27, 1992 through October 31, 1996.............................................................      n/a                  %
August 7, 1989 through October 31, 1996...............................................................            %        n/a


The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, which were first offered on April 1, 1993, stated as aggregate total returns for the periods shown, were:

                                                                                                         HEALTH CARE
PERIOD                                                                                                      FUND
------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996....................................................................            %
April 1, 1993 through October 31, 1996................................................................            %

                                                                                                         TELECOMMUNI-
PERIOD                                                                                                   CATIONS FUND
------------------------------------------------------------------------------------------------------  --------------
Fiscal year ended October 31, 1996....................................................................             %
April 1, 1993 through October 31, 1996................................................................             %


                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS

The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                         HEALTH CARE
PERIOD                                                                                                      FUND
------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996....................................................................            %
January 27, 1992 through October 31, 1996.............................................................       n/a
November 1, 1991 through October 31, 1996.............................................................            %
August 7, 1989 through October 31, 1996...............................................................              %

                                                                                                         TELECOMMUNI-
PERIOD                                                                                                   CATIONS FUND
------------------------------------------------------------------------------------------------------  --------------
Fiscal year ended October 31, 1996....................................................................             %
January 27, 1992 through October 31, 1996.............................................................             %
November 1, 1991 through October 31, 1996.............................................................       n/a
August 7, 1989 through October 31, 1996...............................................................      n/a


The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                                                                         HEALTH CARE
PERIOD                                                                                                      FUND
------------------------------------------------------------------------------------------------------  -------------
Fiscal year ended October 31, 1996....................................................................            %
April 1, 1993 through October 31, 1996................................................................            %

                                                                                                         TELECOMMUNI-
PERIOD                                                                                                   CATIONS FUND
------------------------------------------------------------------------------------------------------  --------------
Fiscal year ended October 31, 1996....................................................................             %
April 1, 1993 through October 31, 1996................................................................             %


The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class A shares, stated as average annualized total returns for the periods shown, were:


                                                                                   FINANCIAL
                                                                                   SERVICES       INFRASTRUCTURE NATURAL RESOURCES
PERIOD                                                                               FUND             FUND              FUND
-----------------------------------------------------------------------------  -----------------  -------------  ------------------
Year ended October 31, 1996..................................................              %                %                 %
May 31, 1994 through October 31, 1996........................................              %                %                 %


The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class A shares, stated as aggregate total returns for the periods shown, were:


                                                                                   FINANCIAL
                                                                                   SERVICES       INFRASTRUCTURE NATURAL RESOURCES
PERIOD                                                                               FUND             FUND              FUND
-----------------------------------------------------------------------------  -----------------  -------------  ------------------
Year ended October 31, 1996..................................................              %                %                 %
May 31, 1994 through October 31, 1996........................................              %                %                 %


The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class B shares, stated as aggregate total returns for the periods shown, were:


                                                                                   FINANCIAL
                                                                                   SERVICES       INFRASTRUCTURE NATURAL RESOURCES
PERIOD                                                                               FUND             FUND              FUND
-----------------------------------------------------------------------------  -----------------  -------------  ------------------
Year ended October 31, 1996..................................................              %                %                 %
May 31, 1994 through October 31, 1996........................................              %                %                 %


The Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:


                                                                                   FINANCIAL
                                                                                   SERVICES       INFRASTRUCTURE NATURAL RESOURCES
PERIOD                                                                               FUND             FUND              FUND
-----------------------------------------------------------------------------  -----------------  -------------  ------------------
Year ended October 31, 1996..................................................              %                %                 %
May 31, 1994 through October 31, 1996........................................              %                %                 %


The Non-Standardized Returns for the Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:

                                                                               FINANCIAL SERVICES   INFRASTRUCTURE
PERIOD                                                                                FUND              FUND
-----------------------------------------------------------------------------  -------------------  -------------
Year ended October 31, 1996..................................................               %                 %
May 31, 1994 through October 31, 1996........................................               %                 %

                                                                               NATURAL RESOURCES
PERIOD                                                                                FUND
-----------------------------------------------------------------------------  ------------------
Year ended October 31, 1996..................................................               %
May 31, 1994 through October 31, 1996........................................               %


The Non-Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:

                                                                               FINANCIAL SERVICES   INFRASTRUCTURE
PERIOD                                                                                FUND              FUND
-----------------------------------------------------------------------------  -------------------  -------------
Year ended October 31, 1996..................................................               %                 %
May 31, 1994 through October 31, 1996........................................               %                 %

                                                                               NATURAL RESOURCES
PERIOD                                                                                FUND
-----------------------------------------------------------------------------  ------------------
Year ended October 31, 1996..................................................               %
May 31, 1994 through October 31, 1996........................................               %


                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS

The Non-Standardized Returns for the Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:

                                                                               FINANCIAL SERVICES   INFRASTRUCTURE
PERIOD                                                                                FUND              FUND
-----------------------------------------------------------------------------  -------------------  -------------
Year ended October 31, 1996..................................................               %                 %
May 31, 1994 through October 31, 1996........................................               %                 %

                                                                               NATURAL RESOURCES
PERIOD                                                                                FUND
-----------------------------------------------------------------------------  ------------------
Year ended October 31, 1996..................................................               %
May 31, 1994 through October 31, 1996........................................               %



The Non-Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:


                                                                               FINANCIAL SERVICES   INFRASTRUCTURE
PERIOD                                                                                FUND              FUND
-----------------------------------------------------------------------------  -------------------  -------------
Year ended October 31, 1996..................................................               %                 %
May 31, 1994 through October 31, 1996........................................               %                 %

                                                                               NATURAL RESOURCES
PERIOD                                                                                FUND
-----------------------------------------------------------------------------  ------------------
Year ended October 31, 1996..................................................               %
May 31, 1994 through October 31, 1996........................................               %



The Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the year ended October 31, 1996 and for the period December 30, 1994 (commencement of operations) to October 31, 1996 was
----% and 21.58%, respectively. Standardized Return for Consumer Products and Service Fund's Class B shares, stated as aggregate total return, for the same periods was


----% and 22.12%, respectively.



The Non-Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the year ended October 31, 1996 and for the period December 30, 1994 (commencement of operations) to October 31, 1996 was
----% and 27.65%. Non-Standardized Return for such Fund's Class B shares for the same period, stated as aggregate return, was


----% and 27.12%, respectively.


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKET Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare a Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.


        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding collateralized mortgage obligations).


        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that

                  Statement of Additional Information Page 40

                             GT GLOBAL THEME FUNDS
    also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.

       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc., Fitch Investor's Service, Inc., Standard & Poor's.

       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and

                  Statement of Additional Information Page 41

                             GT GLOBAL THEME FUNDS
the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.


From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby

                  Statement of Additional Information Page 42

                             GT GLOBAL THEME FUNDS
purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 (or, if less, 100% of compensation) each year to an IRA. If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible roll over distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS  AND  SALARY-REDUCTION  SEP-IRAS:  Simplified  employee  pension  plans
("SEPs" or "SEP-IRAs") and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING  CODE  SECTION  401(K))  AND  MONEY  PURCHASE  PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Code Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.

                  Statement of Additional Information Page 43

                             GT GLOBAL THEME FUNDS

 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their debt, including those under the Brady Plan: the Manager.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


                  Statement of Additional Information Page 44

                             GT GLOBAL THEME FUNDS

GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.


Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.


HEALTH CARE FUND
From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and its enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:

    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually

    / / International  Finance Corporation  (IFC) and  publications such  as the
        EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES

The Health Care Fund and the Manager believe that certain market and demographic factors merit an investor's consideration of making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate during the past twenty years (based on the most recent data available at December 31, 1992, as compiled by the OECD). The Manager expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.



The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.


                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS

TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Increased usage  of  new  technologies  such as,  but  not  limited  to,
        cellular   and  wireless  communications  in  emerging  and  established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization of telecommunications companies

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD  and  other  publications  from   its  subsidiaries  such  as   the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants (ITC), a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced new competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / The International Finance Corporation (IFC) and its publications

    / / The Organization for Economic Cooperation and Development (OECD) and its publications

                  Statement of Additional Information Page 46

                             GT GLOBAL THEME FUNDS

INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New  technologies,  products   and  services   used  in   infrastructure
        industries

FINANCIAL SERVICES FUND
From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES
From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,  demand  and  prices  of  products  manufactured  from   natural
        resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 47

                             GT GLOBAL THEME FUNDS

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A   --  Upper-medium-grade  obligations.   Factors  giving  security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

                  Statement of Additional Information Page 49

                             GT GLOBAL THEME FUNDS

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.


        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Theme Fund at October 31, 1996 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 50

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 51

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 52

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 53

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide


GT GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                      THESA610MC

                             GT GLOBAL INCOME FUNDS

                        50 California Street, 27th Floor
                      San Francisco, California 94111-4624
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of GT Global Government Income Fund ("Government Income Fund"), GT Global Strategic Income Fund ("Strategic Income Fund") and GT Global High Income Fund ("High Income Fund") (individually, a "Fund," collectively, the "Funds"). Each Fund is a mutual fund organized as a separate non-diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a Prospectus, supplements and should be read in conjunction with the Funds' current Class A and B Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager and administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio ("Portfolio") and also serves as the administrator of the High Income Fund. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                   Page No.
                                                                                                   --------
Investment Objectives and Policies...............................................................      2
Options, Futures and Currency Strategies.........................................................      6
Risk Factors.....................................................................................     15
Investment Limitations...........................................................................     19
Execution of Portfolio Transactions..............................................................     23
Directors, Trustees and Executive Officers.......................................................     25
Management.......................................................................................     27
Valuation of Fund Shares.........................................................................     30
Information Relating to Sales and Redemptions....................................................     31
Taxes............................................................................................     33
Additional Information...........................................................................     36
Investment Results...............................................................................     38
Description of Debt Ratings......................................................................     45
Financial Statements.............................................................................     47


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL INCOME FUNDS

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which, like the High Income Fund, is a non-diversified open-end management investment company with investment objectives identical to those of the High Income Fund. Whenever the phrase "all of the High Income Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.


In addition to the factors set forth in the Prospectus, the Manager will also consider, when determining what countries constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF DEBT INVESTMENTS

Chancellor LGT Asset Management, Inc. (the "Manager") is the investment manager of the Government Income Fund, the Strategic Income Fund and the Portfolio. In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, the Manager ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations: (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government

                   Statement of Additional Information Page 2

                             GT GLOBAL INCOME FUNDS

Income Fund, the Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. While the securities loan is outstanding, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities on five business days' notice. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund or Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and

                   Statement of Additional Information Page 3

                             GT GLOBAL INCOME FUNDS

market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Funds or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. (The term "Company's Board of Directors" as used herein shall refer to the Board of Directors of the Company and the Board of Trustees of the Portfolio, as applicable). The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. In the event that the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


                   Statement of Additional Information Page 4

                             GT GLOBAL INCOME FUNDS

SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio are authorized to make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund or the Portfolio owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                   Statement of Additional Information Page 5

                             GT GLOBAL INCOME FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS

The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

                   Statement of Additional Information Page 6

                             GT GLOBAL INCOME FUNDS

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Fund or the Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique


                   Statement of Additional Information Page 7

                             GT GLOBAL INCOME FUNDS
could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style or on (European Style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.


The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund or the Portfolio, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the

                   Statement of Additional Information Page 8

                             GT GLOBAL INCOME FUNDS
Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Porfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys

                   Statement of Additional Information Page 9

                             GT GLOBAL INCOME FUNDS
a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund or the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index

                  Statement of Additional Information Page 10

                             GT GLOBAL INCOME FUNDS
Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to

                  Statement of Additional Information Page 11

                             GT GLOBAL INCOME FUNDS
150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's

                  Statement of Additional Information Page 12

                             GT GLOBAL INCOME FUNDS
portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.

The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward
Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

                  Statement of Additional Information Page 13

                             GT GLOBAL INCOME FUNDS

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund or the Portfolio has purchased) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash, U.S. government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio.

                  Statement of Additional Information Page 14

                             GT GLOBAL INCOME FUNDS

The Manager, the Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Manager. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

An investment in the Strategic Income Fund and the Portfolio is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund and the Portfolio. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund or the Portfolio will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund or the Portfolio could lose a substantial portion of its investments in such countries. The Fund's and the Portfolio's investments would similarly be adversely affected by exchange control regulation in any of those countries.

                  Statement of Additional Information Page 15

                             GT GLOBAL INCOME FUNDS

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

    ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total assets in securities the disposition of which may be subject to legal or contractual restrictions or the markets for which may be illiquid. The Strategic Income Fund and the Portfolio each may invest up to 15% of total assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time each Fund and the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, each Fund and the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by each Fund and the Portfolio, however, could affect adversely the marketability of such portfolio securities and each Fund and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager will monitor the liquidity of securities held by each Fund and the Portfolio and


                  Statement of Additional Information Page 16

                             GT GLOBAL INCOME FUNDS
report periodically on such decisions to the Company's Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's and the Portfolio's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund and the Portfolio. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, the Funds and the Portfolio do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

                  Statement of Additional Information Page 17

                             GT GLOBAL INCOME FUNDS


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.


The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and
(iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Funds or the Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Fund or the Portfolio in Japan means that that Fund or the
Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although, recently China has moved toward free enterprise, and has established stock exchanges of its own.

                  Statement of Additional Information Page 18

                             GT GLOBAL INCOME FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (14) below;


        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by a Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's total assets;


        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (14) below;

        (9) Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for the 300% asset coverage;

       (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

                  Statement of Additional Information Page 19

                             GT GLOBAL INCOME FUNDS

       (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

       (13) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (14) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Government Income Fund, are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) borrow money to purchase securities; and (2) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund);

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (13) below;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (5)   Make  loans,  except  that  the  Fund  may  invest  in  loans  and
    participations,  purchase  debt   securities  and   enter  into   repurchase
    agreements and make loans of portfolio securities;

        (6) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (13) below;

        (8) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

                  Statement of Additional Information Page 20

                             GT GLOBAL INCOME FUNDS

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (11) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

       (12) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (13) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.); and

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund).

               HIGH INCOME FUND AND GLOBAL HIGH INCOME PORTFOLIO

The High Income Fund and the Portfolio each may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, including real estate limited partnerships, provided that the Fund and the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund and the Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund and the Portfolio may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund and the Portfolio may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in

                  Statement of Additional Information Page 21

                             GT GLOBAL INCOME FUNDS
    connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund and the Portfolio may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's or the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund or the Portfolio from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund or the Portfolio may not exceed one-third of the Fund's or the Portfolio's respective total assets. In the event that the asset coverage for the Fund's or the Portfolio's borrowings falls below 300%, the Fund or the Portfolio will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's or the Portfolio's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund or the Portfolio may invest in securities of companies that engage in these activities; or

       (10) With respect to 50% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
    Fund).

For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, the Fund and the Portfolio intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund and the Portfolio each may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Purchase or retain the securities of any issuer, if, to the Fund's or the Portfolio's knowledge, one or more of the officers or Directors of the Company, the Fund's or the Portfolio's investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

        (5) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund); or

        (6) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund).

                  Statement of Additional Information Page 22

                             GT GLOBAL INCOME FUNDS


Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of the shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.


--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/ dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing portfolio transactions, the Manager seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/ dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Funds and the Portfolio, the Manager may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.



Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.



Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the


                  Statement of Additional Information Page 23

                             GT GLOBAL INCOME FUNDS

other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.


Each  Fund  and  the  Portfolio  contemplates  purchasing  most  foreign  equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be.
ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the over-the-counter markets.


The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1996, 1995 and 1994, the Portfolio paid aggregate brokerage commissions of $ , $0 and $24,000, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Government Income Fund paid aggregate
brokerage commissions of $       , $0 and $92,397, respectively. For the  fiscal
years  ended October  31, 1996,  1995 and 1994,  the Strategic  Income Fund paid
aggregate brokerage commissions of $      , $0 and $134,876, respectively.


PORTFOLIO TRADING AND TURNOVER

Each Fund and the Portfolio engages in portfolio trading when the Manager concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the Portfolio the last two fiscal years were as follows:



                                                                                          YEAR ENDED         YEAR ENDED
                                                                                       OCTOBER 31, 1996   OCTOBER 31, 1995
                                                                                       -----------------  -----------------
Government Income Fund...............................................................              %               385%
Strategic Income Fund................................................................              %               238%
High Income Portfolio................................................................              %               213%


                  Statement of Additional Information Page 24

                             GT GLOBAL INCOME FUNDS

                            DIRECTORS, TRUSTEES AND
                               EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The  term "Directors" as  used below refers  to the Company's  Directors and the
Portfolio's  Trustees  collectively.  The  Company's  Directors  and   executive
officers and the Portfolio's Trustees and executive officers are listed below.


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella,* 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Trustee, Chairman of the Board and       company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California Street                     Asset Management Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco, CA 94111                  Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Trustee                                  various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.


--------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


                  Statement of Additional Information Page 25

                             GT GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 37                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President of Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President of Finance and Administration, LGT Asset
San Francisco, CA 94111           Management and the Manager from 1994 to October 1996; Vice President of
                                  Finance, LGT Asset Management, the Manager, GT Global and GT Services
                                  from 1990 to 1994; Vice President of Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and GT Services since
                                  1991.

Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and Principal      Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                            ------------------------


The Board has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., and a Trustee and officer of G.T. Global Growth Series, G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio and Growth Portfolio, which also are registered investment companies managed by the Manager, and Floating Rate Portfolio, administered by the Manager.. Each of the individuals listed above serves as a Director or officer of the Company as well as a Trustee or officer of the Portfolio. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of registered investment companies with series managed or administered by the Manager. Each Director or Trustee who is not a director, officer or employee of the Manager or any affiliated company is paid aggregate fees of $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers, or employees of the Manager or any affiliated company, received total compensation of $ --------, $
--------, $
-------- and $
--------, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $
--------, $
--------, $
-------- and $
--------, respectively, from the 40 GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of ------------, 199
-, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Company's Funds in the aggregate.


                  Statement of Additional Information Page 26

                             GT GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Government Income Fund's and the Strategic Income Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and the Manager ("Company Management Contract") and as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and the Manager ("Portfolio Management Contract") (collectively, "Management Contracts"). The Manager serves as the High Income Fund's administrator under an Administration Contract ("Administration Contract") between the Company and the Manager. The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio and as administrator, the Manager administers each Fund's and the Portfolio's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provides suitable office space, necessary small office equipment and utilities. For these services, the Government Income Fund and the Strategic Income Fund each pay the Manager investment management and administration fees, based on the Funds' average daily net assets computed daily and paid monthly, at the annualized rate of .725% on the first $500 million, .70% on the next 1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the High Income Fund bears a pro rata portion of the investment management and administration fee paid by the Portfolio to the Manager. The Portfolio pays such fees, also computed daily and paid monthly at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion, and .40% on amounts thereafter of its average daily net assets, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors or Trustees who are not parties to the Management Contract or the Administration Contract, as applicable, or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio, and the Administration Contract provides that with respect to the High Income Fund, either the Company, the Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contract terminate automatically in the event of their assignment (as defined in the 1940 Act).



The Manager and GT Global voluntarily have undertaken to limit the expenses of the Class A shares and the Class B shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the average daily net assets of those respective classes of those Funds during each fiscal year. The expenses of the Class A shares and Class B shares of the High Income Fund (and such Fund's pro rata portion of the Portfolio's expenses) would be limited to the annual level of 2.20% and 2.85% of the average daily net assets of that Fund's Class A and Class B share. The Manager has agreed to reimburse a Fund if the Fund's annual ordinary expenses exceed those respective levels.


                  Statement of Additional Information Page 27

                             GT GLOBAL INCOME FUNDS


In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $
1995.......................................................................................................     4,946,971
1994.......................................................................................................     6,390,750



In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $
1995.......................................................................................................     4,293,053
1994.......................................................................................................     5,392,542



In each of the last three fiscal years the Portfolio paid investment management and administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $
1995.......................................................................................................     2,411,786
1994.......................................................................................................     2,266,420



In each of the last three fiscal years the High Income Fund paid administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $
1995.......................................................................................................       860,884
1994.......................................................................................................       886,795


DISTRIBUTION SERVICES
Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.


As described in the Prospectus, the Company has adopted separate Distribution Plans for each class of each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan," collectively, "Plans"). The rate of payments by each Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of that Fund. Each Fund makes no payments to any party other than GT Global, who is the distributor (principal underwriter) of each Fund's shares. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by the Government Income Fund and the Strategic Income Fund to GT Global under the Class A Plan and the Class B Plan for the fiscal year ended October 31, 1996.



                                                                                           CLASS A           CLASS B
                                                                                       ----------------  ----------------
                                                                                          YEAR ENDED        YEAR ENDED
                                                                                       OCTOBER 31, 1996  OCTOBER 31, 1996
                                                                                       ----------------  ----------------
Government Income Fund...............................................................     $                 $
Strategic Income Fund................................................................     $                 $
High Income Fund.....................................................................     $                 $



In approving the Plans, the Directors determined that the adoption of the Class B Plan or continuation of the Class A Plan, as applicable, was in the best interests of the shareholders of the Funds. Agreements related to the Plans also must be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.


Each Plan requires that, at least quarterly, the Directors will review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

                  Statement of Additional Information Page 28

                             GT GLOBAL INCOME FUNDS

As discussed in the Prospectuses, GT Global collects sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.


The following tables review the extent of such activity during the last three fiscal years:



                          YEAR ENDED OCTOBER 31, 1996



                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $             $            $
Strategic Income Fund.......................................................
High Income Fund............................................................


                          YEAR ENDED OCTOBER 31, 1995

                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $   305,067   $    58,490  $     246,577
Strategic Income Fund.......................................................       399,242        68,458        330,784
High Income Fund............................................................       537,880        67,403        470,477

                          YEAR ENDED OCTOBER 31, 1994


                                                                              SALES CHARGES    AMOUNTS       AMOUNTS
                                                                                COLLECTED     RETAINED      REALLOWED
                                                                              -------------  -----------  -------------
Government Income Fund......................................................   $ 2,518,304   $   169,742  $   2,348,562
Strategic Income Fund.......................................................     3,565,247       732,755      2,832,492
High Income Fund............................................................     1,888,649       330,237      1,558,412


GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares. The following table discloses the amount of CDSCs collected by GT Global with regard to the GT Global Income Funds for the periods shown.

                             GOVERNMENT INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1996...........................................................................   $
    1995...........................................................................     1,540,013
    1994...........................................................................       809,221


                             STRATEGIC INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1996...........................................................................   $
    1995...........................................................................     2,355,668
    1994...........................................................................     1,084,779


                                HIGH INCOME FUND


                                                                                         CDSCS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED
-----------------------------------------------------------------------------------  -------------
    1996...........................................................................   $
    1995...........................................................................     1,276,245
    1994...........................................................................       990,675


TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by each Fund, to perform shareholder servicing, reporting and general transfer agent functions for each Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund, for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

                  Statement of Additional Information Page 29

                             GT GLOBAL INCOME FUNDS


The Manager also serves as each Fund's pricing and accounting agent. As of October 31, 1996, the Government Income Fund, Strategic Income Fund and High Income Fund paid the Manager fees of $
------, $
------ and $
------, respectively, for such accounting services.



EXPENSES OF THE FUNDS AND THE PORTFOLIO


The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.


Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same

                  Statement of Additional Information Page 30

                             GT GLOBAL INCOME FUNDS
class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.


Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.



European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Funds' respective net
asset   values  therefore  may   not  take  place   contemporaneously  with  the
determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING

Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectuses.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash,

                  Statement of Additional Information Page 31

                             GT GLOBAL INCOME FUNDS
as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 business days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES

To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their brokers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.


EXCHANGES BETWEEN FUNDS

Shares of each Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' prior notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone, telex or telegram redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders of a Fund owning Class A or Class B shares with a value of $10,000 or more, may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each

                  Statement of Additional Information Page 32

                             GT GLOBAL INCOME FUNDS
shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectuses). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certificate of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon 30 days' written notice or by a shareholder upon written notice to a Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds from disposing of their portfolio securities or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemption in kind." Payments of redemption in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more

                  Statement of Additional Information Page 33

                             GT GLOBAL INCOME FUNDS
than 10% of the outstanding voting securities of the issuer; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High Income Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFIC") and other foreign securities by, the Portfolio.

TAXATION OF THE PORTFOLIO -- GENERAL
The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, the High Income Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the High Income Fund will be able to satisfy all those requirements.

Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.

TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.

    FOREIGN TAXES. Interest and dividends received by an Investor Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of these taxes paid by the Portfolio. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's income) from sources within, and taxes paid to, foreign countries if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate

                  Statement of Additional Information Page 34

                             GT GLOBAL INCOME FUNDS
share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the High Income Fund, the Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.

If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) will be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant  to  proposed regulations,  open-end RIC  such as  the Funds,  would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund). However, income from the disposition by an Investor Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months. Income from the disposition by an Investor Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities, also will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the (or options and Futures with respect thereto) Income Fund) if they are held for less than three months.

If an Investor Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Investor Fund (or, in the case of the Portfolio, the High Income Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Investor Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, an Investor Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts on foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) to continue to qualify as a RIC.

Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on

                  Statement of Additional Information Page 35

                             GT GLOBAL INCOME FUNDS
December  31 of that year  if the distributions are paid  by the Fund during the
following  January.   Accordingly,  those   distributions  will   be  taxed   to
shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds, their shareholders and the Portfolio. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz and Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P. conducts audits of each Fund's and the Portfolio's financial statements,

                  Statement of Additional Information Page 36

                             GT GLOBAL INCOME FUNDS
assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Funds and the Portfolio the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company, the Funds and/or the Portfolio at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 37

                             GT GLOBAL INCOME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

A Fund's "Standardized Return", as referred to in the Prospectuses (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T)(n) = EV. The following assumptions will be reflected in with respect to Class A shares computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge with respect to Class B shares of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Funds' Standardized Returns, for their Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 31, 1991 through October 31, 1996...................................            %              %         N/A
March 29, 1988 through October 31, 1996.....................................            %              %         N/A
October 22, 1992 through October 31, 1996...................................     N/A            N/A                      %



The Funds' Standardized Returns for their Class B shares, which were first offered on October 22, 1992, stated as average annualized total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Funds may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Funds' Non-Standardized Returns for their Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 31, 1991 through October 31, 1996...................................            %              %         N/A
March 29, 1988 through October 31, 1996.....................................            %              %         N/A
October 22, 1992 through October 31, 1996...................................     N/A            N/A                      %



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as aggregate total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %


                  Statement of Additional Information Page 38

                             GT GLOBAL INCOME FUNDS


The Funds' Non-Standardized Returns for the Funds' Class A shares stated as average annualized total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 31, 1991 through October 31, 1996...................................            %              %         N/A
March 29, 1988 through October 31, 1996.....................................            %              %         N/A
October 22, 1992 through October 31, 1996...................................     N/A            N/A                      %



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annualized total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %


Current yield ("YIELD"), which is calculated separately for Class A and Class B shares of each fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:

                   a-b
YIELD =   2     [( --  + 1  )   (6)-1]
                   cd


The current yields of the Class A shares of the Government Income Fund, Strategic Income Fund and the High Income Fund for the one month period ended October 31, 1996, were
----%,
----% and
----%, respectively. The current yields of the Class B shares of Government Income Fund, Strategic Income Fund and High Income Fund for the one month period ended October 31, 1996 were


----%,


----% and

----%, respectively.

As of October 22, 1992, the investment objectives and policies of the Strategic Income Fund were changed to high current income, primarily, and capital appreciation, secondarily. Prior to October 22, 1992, the Strategic Income Fund operated as the GT Global Bond Fund and had investment objectives which sought primarily, capital appreciation and moderate current income, secondarily. The total returns and yield for the Strategic Income Fund were primarily achieved under the Strategic Income Fund's prior investment objectives.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, as amended, on account of the inclusion of such information herein.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.


Each Fund and GT Global, from time to time, may compare the Funds with, but not limited to, the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets including the Salomon Brothers World Government Bond Index, which is a widely used index of ten year government bonds with remaining maturities greater than one year.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of

                  Statement of Additional Information Page 39

                             GT GLOBAL INCOME FUNDS
    agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities and the Salomon Brothers Brady Bond Index which measures the total return performance of Brady Bonds issued since March, 1990, and are issued in U.S. dollar denominated instruments.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries

       (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The  World  Bank  Publication  of  Trends  in  Developing  Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

                  Statement of Additional Information Page 40

                             GT GLOBAL INCOME FUNDS

       (18) Datastream and Worldscope, each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.

       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's.

       (23) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (24) Various publications from the Organization for Economic Cooperation and Development ("OECD").

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the GT Global Income Funds can be an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The GT Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. Each Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. Each Fund differs from bank investments in several respects. Each Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, each Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

                  Statement of Additional Information Page 41

                             GT GLOBAL INCOME FUNDS

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. Each funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, each Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, each fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, each Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Each Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2), in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or, if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter.

                  Statement of Additional Information Page 42

                             GT GLOBAL INCOME FUNDS

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Market risk entails a change in value of a security due to market uncertainty. Industry risk can be described as the market risk associated with companies engaged in a similar business.

The next two risks, credit and interest rate risk, more often are associated with fixed income investing. Credit risk refers to the creditworthiness of an issuer of debt securities and its ability to pay interest and repay the principal value of the bond. Interest rate risk has two components. When interest rates rise or fall the value of the security generally will move correspondingly in the opposite direction. Further, the longer the maturity the greater the impact on the bond's value.

Finally, there is inflation risk which does not affect a security's value but its purchasing power, i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

                  Statement of Additional Information Page 43

                             GT GLOBAL INCOME FUNDS

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their debt, including those under the Brady Plan: the Manager.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


In addition, the GT Global Strategic Income Fund and the GT Global High Income Fund, from time to time, may quote yields and total returns of representative debt instruments from emerging market countries in its advertising and sales literature.

ECONOMIC DEVELOPMENT IN EMERGING MARKETS

The Manager has identified six phases to track the progress of developing economies.



In addition, the Manager focuses on the transitions between each phase:


    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991, to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

                  Statement of Additional Information Page 44

                             GT GLOBAL INCOME FUNDS

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

        A  --   Upper-medium-grade-obligations.  Factors   giving  security   to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Statement of Additional Information Page 45

                             GT GLOBAL INCOME FUNDS


    STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay senior short-term debt obligations. Prime-1 repayment capacity generally will be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability to repay senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends

                  Statement of Additional Information Page 46

                             GT GLOBAL INCOME FUNDS
and   coverage  ratios,  while  sound,  will   be  more  subject  to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from A-1 for the highest quality obligations to "D" for the lowest. A-1 -- This highest rating indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of GT Global Government Income Fund, GT Global Strategic Income Fund, GT Global High Income Fund, and Global High Income Portfolio as of October 31, 1996 and for the year then ended appear on the following pages.


                  Statement of Additional Information Page 47

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 48

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 49

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 50

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide


GT GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued

GT JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND
GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      INCSA610MC

                               GT GLOBAL GROWTH &
                                  INCOME FUND


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


GT Global Growth & Income Fund ("Fund") is a non-diversified mutual fund organized as a separate series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     16
Execution of Portfolio Transactions......................................................................................     17
Directors and Executive Officers.........................................................................................     20
Management...............................................................................................................     22
Valuation of Fund Shares.................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     25
Taxes....................................................................................................................     27
Additional Information...................................................................................................     30
Investment Results.......................................................................................................     31
Description of Debt Ratings..............................................................................................     37
Financial Statements.....................................................................................................     40

[LOGO]

                   Statement of Additional Information Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS

For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Fund may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or


                   Statement of Additional Information Page 2

                         GT GLOBAL GROWTH & INCOME FUND

possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage

                   Statement of Additional Information Page 3

                         GT GLOBAL GROWTH & INCOME FUND

Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Fund might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion permiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                   Statement of Additional Information Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 5

                         GT GLOBAL GROWTH & INCOME FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at greater than its market value.

                   Statement of Additional Information Page 6

                         GT GLOBAL GROWTH & INCOME FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or an (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

                   Statement of Additional Information Page 7

                         GT GLOBAL GROWTH & INCOME FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

                   Statement of Additional Information Page 8

                         GT GLOBAL GROWTH & INCOME FUND
an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

                   Statement of Additional Information Page 9

                         GT GLOBAL GROWTH & INCOME FUND
Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

        RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

                  Statement of Additional Information Page 10

                         GT GLOBAL GROWTH & INCOME FUND
increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is
"in-the-money"if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.

                  Statement of Additional Information Page 11

                         GT GLOBAL GROWTH & INCOME FUND

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees entering, into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

                  Statement of Additional Information Page 12

                         GT GLOBAL GROWTH & INCOME FUND

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the security approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  Statement of Additional Information Page 13

                         GT GLOBAL GROWTH & INCOME FUND

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


                  Statement of Additional Information Page 14

                         GT GLOBAL GROWTH & INCOME FUND

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom and Germany) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by the Fund in Japan means that the Fund may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements.

                  Statement of Additional Information Page 15

                         GT GLOBAL GROWTH & INCOME FUND
Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to operating policy (4) below;

        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to operating policy (4) below;

        (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets at the lower of cost or fair market value. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will

                  Statement of Additional Information Page 16

                         GT GLOBAL GROWTH & INCOME FUND
    reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or

       (11) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

For purposes of the concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer; (2) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short; (3) invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or (4) enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries,


                  Statement of Additional Information Page 17

                         GT GLOBAL GROWTH & INCOME FUND

securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the over-the-counter markets.

The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the Fund's fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid aggregate brokerage commissions of $


-------, $318,958 and $280,861, respectively.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/ or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. However, the portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage


                  Statement of Additional Information Page 18

                         GT GLOBAL GROWTH & INCOME FUND

commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Fund's portfolio turnover rates were


---% and 83%, respectively.


                  Statement of Additional Information Page 19

                         GT GLOBAL GROWTH & INCOME FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco CA 94111                   Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.


--------------

 * Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.

                  Statement of Additional Information Page 20

                         GT GLOBAL GROWTH & INCOME FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

James R. Tufts, 37                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President of Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President of Finance and Administration, LGT Asset
San Francisco, CA 94111           Management and the Manager from 1994 to October 1996; Vice President of
                                  Finance, LGT Asset Management, the Manager, GT Global and GT Services
                                  from 1990 to 1994; Vice President of Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and GT Services since
                                  1991.

Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.



The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Floating Rate Portfolio, a Trustee and officer of G.T. Global Growth Series and a Trustee of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which are also registered investment companies managed by the Manager. Each Director and officer serves in total as a Director or Trustee and Officer, respectively, of --- registered investment companies with
---series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $
-------, $
-------, $
------- and $
-------, respectively, from the Company for which he or she serves as a Director. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $ -------, $
------, $
------ and $
-------, respectively, from the
---GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of ------------, 1997, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 21

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund, the Company or the Manager may terminate the Contract without penalty upon sixty days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



The Manager and GT Global have voluntarily undertaken to limit the Fund's Class A share and Class B share expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the Fund's average daily net assets of those respective classes of the Fund, during each fiscal year and the Manager and GT Global have agreed to reimburse the Fund if the Fund's expenses exceed that amount.



The   following  table  discloses  the   amount  of  investment  management  and
administration fees paid by the Fund to the Manager during the Fund's last three fiscal years:



YEAR ENDED OCTOBER 31,                                                                                        AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................
                                                                                                              $--------
1995.......................................................................................................     6,301,399
1994.......................................................................................................     5,676,421


DISTRIBUTION SERVICES
The Fund's Class A and Class B shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to a Distribution Contract between the Company and GT Global dated February 24, 1989.

As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each class of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the Fund. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments to any party other than GT Global, which is the distributor (principal underwriter) of the Fund's shares. The Class B Plan took effect on October 22, 1992. The following table discloses payments made by the Fund to GT Global under the Plans during the Fund's last fiscal year:


                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1996.................................................................
                                                                                               $--------      $--------


In approving the Plans, the Directors including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans or in any agreement related thereto, determined that each Plan was in the best interests of the Fund and its shareholders.

                  Statement of Additional Information Page 22

                         GT GLOBAL GROWTH & INCOME FUND
Agreements related to the Plan must also be approved by such vote of the Directors and Qualified Directors as described above. A plan of distribution which was substantially similar to the Class A Plan was approved by the shareholders of the Fund on January 20, 1992, which was subsequently amended to reflect certain changes, including (i) reference to the addition of the Class B Plan and (ii) changes in the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class B Plan was approved by the initial sole shareholder of the Class B shares on October 21, 1992.

Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.The following table reviews the extent of such activity during the Fund's last three fiscal years under a sales structure substantially similar to the current Class A structure:


                                                                                     SALES CHARGES   AMOUNTS    AMOUNTS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED    RETAINED   REALLOWED
-----------------------------------------------------------------------------------  -------------  ---------  ----------
1996...............................................................................
                                                                                      $ -------     $-------   $-------
1995...............................................................................       556,296      80,112     476,184
1994...............................................................................     2,299,883     442,313   1,857,570



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares. For the fiscal years ended October 31, 1996, 1995 and 1994, GT Global collected contingent deferred sales charges in the amounts of $
--------, $1,533,810 and $321,440, respectively. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge upon redemption. GT Global collected contingent deferred sales charges in the amount of $19,017 for the fiscal year ended October 31, 1995.


TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES

GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager serves as the Fund's pricing and accounting agent. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager ("GT Global Mutual Funds") and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



As of October 31, 1996, the Fund paid the Manager fees of $

----- for such accounting services.

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 23

                         GT GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the Fund's

                  Statement of Additional Information Page 24

                         GT GLOBAL GROWTH & INCOME FUND

net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 business days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the GT Global Automatic Investment Plan ("AIP"), investors or their brokers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent:
(1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account.

                  Statement of Additional Information Page 25

                         GT GLOBAL GROWTH & INCOME FUND
The necessary forms are included at the back of the Fund's prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the Fund or the Transfer Agent.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
Class A or Class B shares of the Fund may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.

EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

                  Statement of Additional Information Page 26

                         GT GLOBAL GROWTH & INCOME FUND

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemption in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions)
("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

                  Statement of Additional Information Page 27

                         GT GLOBAL GROWTH & INCOME FUND

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing

                  Statement of Additional Information Page 28

                         GT GLOBAL GROWTH & INCOME FUND
of recognition of the gains and losses the Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 29

                         GT GLOBAL GROWTH & INCOME FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust, AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz and Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 30

                         GT GLOBAL GROWTH & INCOME FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information in the Prospectus"), is calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board and (4) a complete redemption at the end of any period illustrated.

The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, for the periods shown were as follows:


PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1996.........................................................................
                                                                                                                ----%
October 31, 1991 to October 31, 1996................................................................
                                                                                                                ----%
September 25, 1990 (commencement of operations) through October 31, 1996............................
                                                                                                                ----%


The Fund's Standardized Returns for its Class B shares, which were first offered on October 22, 1992, stated as average annualized total returns for the periods shown, were:


PERIOD                                                                                               STANDARDIZED RETURN
--------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1996.......................................................................
                                                                                                               ----%
October 22, 1992 (commencement of operations) to October 31, 1996.................................
                                                                                                               ----%


"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns for its Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                                     NON-STANDARDIZED
PERIOD                                                                                            AGGREGATE TOTAL RETURN
------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1996.....................................................................
                                                                                                             ----%
October 31, 1991 to October 31, 1996............................................................
                                                                                                             ----%
September 25, 1991 (commencement of operations) through October 31, 1996........................
                                                                                                             ----%


The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as aggregate total returns, for the periods shown, were as follows:


PERIOD                                                                                            AGGREGATE TOTAL RETURN
------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1996.....................................................................
                                                                                                             ----%
October 22, 1992 (commencement of operations) through October 31, 1996..........................
                                                                                                             ----%


                  Statement of Additional Information Page 31

                         GT GLOBAL GROWTH & INCOME FUND

The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns for the periods shown, were as follows:


                                                                                                       NON-STANDARDIZED
                                                                                                      AVERAGE ANNUALIZED
PERIOD                                                                                                   TOTAL RETURN
---------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1996........................................................................
                                                                                                               ----%
October 31, 1991 to October 31, 1996...............................................................
                                                                                                               ----%
September 25, 1990 (commencement of operations) through October 31, 1996...........................
                                                                                                               ----%


The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annualized total returns for the periods shown, were as follows:


PERIOD                                                                                           NON-STANDARDIZED RETURN
----------------------------------------------------------------------------------------------  -------------------------
Year ended October 31, 1996...................................................................
                                                                                                            ----%
October 22, 1992 (commencement of operations) through October 31, 1996........................
                                                                                                            ----%


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.


In addition, GT Global may in its radio, television and other advertising, employ the use of sound effects such as, for example, sounds of electronic data being communicated.

The Fund and GT Global may from time to time compare the Fund with the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S.

                  Statement of Additional Information Page 32

                         GT GLOBAL GROWTH & INCOME FUND
    Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (14) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and
    regional  economic  trends  and   their  implications  for  the   developing
    economies.

       (15) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (16) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (17) International Financial Statistics, which is produced by the International Monetary Fund.

       (18)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (19) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (20) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service and Standard & Poor's.


       (21) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (22) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (23) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (24) Various publications from the Organization for Economic Cooperation and Development (OECD).

Indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other

                  Statement of Additional Information Page 33

                         GT GLOBAL GROWTH & INCOME FUND
compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including, but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the

                  Statement of Additional Information Page 34

                         GT GLOBAL GROWTH & INCOME FUND
Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or, if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you or your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive roll overs or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. 401(k) plans, a type of profit-sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and GT Global will quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including, but not limited to, the economic and financial data of the referenced financial organizations such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

                  Statement of Additional Information Page 35

                         GT GLOBAL GROWTH & INCOME FUND

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their debt, including those under the Brady Plan: the Manager.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


                  Statement of Additional Information Page 36

                         GT GLOBAL GROWTH & INCOME FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                  Statement of Additional Information Page 37

                         GT GLOBAL GROWTH & INCOME FUND


    STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "DD" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios,

                  Statement of Additional Information Page 38

                         GT GLOBAL GROWTH & INCOME FUND
while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

COMMERCIAL PAPER RATINGS

The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by S&P, or, if unrated, judged by the Manager to be of comparable quality. Issuers rated Prime-1 by Moody's have, in Moody's judgment, a superior capacity for repayment of short-term debt obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues assigned the A-1 rating by S&P are regarded by S&P as having the greatest capacity for timely payment. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.


                  Statement of Additional Information Page 39

                         GT GLOBAL GROWTH & INCOME FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of October 31, 1996, and for its fiscal year then-ended appear on the following pages.


                  Statement of Additional Information Page 40

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 60

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 61

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 62

                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                      GROSA610MC

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


GT Global Latin America Growth Fund ("Fund") is a non-diversified mutual fund organized as a separate series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund is not a prospectus and supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated March 1, 1997. A copy of the Fund's Prospectus is available without charge by either writing the Fund at the above address or by calling the Fund at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     26
Information Relating to Sales and Redemptions............................................................................     27
Taxes....................................................................................................................     29
Additional Information...................................................................................................     32
Investment Results.......................................................................................................     33
Description of Debt Ratings..............................................................................................     39
Financial Statements.....................................................................................................     41


[LOGO]

                   Statement of Additional Information Page 1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS

Chancellor LGT Asset Management, Inc. (the "Manager") is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing companies for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.



The Fund may be prohibited under the Investment Company Act of 1940, as amended (the "1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit the Fund to invest in certain of these securities subject to certain restrictions.


DEBT CONVERSIONS

Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to use to participate in Latin American debt conversion programs. The Manager will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


                   Statement of Additional Information Page 2

                      GT GLOBAL LATIN AMERICA GROWTH FUND


INVESTMENTS IN OTHER INVESTMENT COMPANIES


With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

                   Statement of Additional Information Page 3

                      GT GLOBAL LATIN AMERICA GROWTH FUND

REPURCHASE AGREEMENTS
The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments.


Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Fund's Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.



BORROWING AND REVERSE REPURCHASE AGREEMENTS


The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, I.E., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow. The Fund's fundamental investment limitations prohibit the Fund from purchasing securities during times when outstanding borrowings represent more than 5% of its total assets.



The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.


The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.


If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be

                   Statement of Additional Information Page 4

                      GT GLOBAL LATIN AMERICA GROWTH FUND
decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


                   Statement of Additional Information Page 5

                      GT GLOBAL LATIN AMERICA GROWTH FUND

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund would generally write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option,


                   Statement of Additional Information Page 6

                      GT GLOBAL LATIN AMERICA GROWTH FUND
reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

                   Statement of Additional Information Page 7

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

                   Statement of Additional Information Page 8

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in or currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is

                   Statement of Additional Information Page 9

                      GT GLOBAL LATIN AMERICA GROWTH FUND
more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be

                  Statement of Additional Information Page 10

                      GT GLOBAL LATIN AMERICA GROWTH FUND
required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar.

                  Statement of Additional Information Page 11

                      GT GLOBAL LATIN AMERICA GROWTH FUND
Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

                  Statement of Additional Information Page 12

                      GT GLOBAL LATIN AMERICA GROWTH FUND

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of Latin American companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.


In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making,

                  Statement of Additional Information Page 13
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                      GT GLOBAL LATIN AMERICA GROWTH FUND
including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act,are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.


More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.

On December 31, 1995 the market capitalizations of listed equity securities on the major exchanges in Argentina, Brazil, Chile and Mexico were US$26.0 billion, $77.0 billion, $36.9 billion and $59.3 billion, respectively. By comparison, at December 31, 1995 the market capitalization of the NYSE alone was US$6.0 trillion. A high proportion of the shares of

                  Statement of Additional Information Page 14
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                      GT GLOBAL LATIN AMERICA GROWTH FUND
many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. The stock markets in Brazil declined sharply in mid 1989, and closed briefly, following a large settlement failure. Another significant decline occurred in the first quarter of 1990. In 1987, the Mexican stock exchange experienced a severe correction, its index declining over 70 percent. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Recent relevant foreign investment restrictions in each of the four principal economies of Latin America, which are susceptible to significant and immediate changes, can be summarized in part as follows:

    ARGENTINA. Previous restrictions on foreign investment have been abolished and prior approval of such investment is no longer required (except where required in specific statutes governing certain activities), ensuring equal treatment of national and foreign capital applied to economic activities. At present foreign capital can move freely in and out of Argentina and no foreign exchange restrictions are applied to dividend or capital gains remittance.

    BRAZIL. Under regulations adopted by the government of Brazil, the Fund is able to purchase Brazilian securities without regard to any diversification or repatriation restrictions. However, the regulations require that the Fund's investments be limited to securities issued by publicly-held corporations acquired on the Brazilian stock exchanges or on over-the-counter markets organized by the Commissao de Valores Mobiliarios (CVM) or units of certain Financial Investment Funds. The Fund's authority to invest in Brazil pursuant to this regulation remains subject to approval by the CVM. In addition, the Fund is required to appoint a Brazilian administrator to perform certain functions with respect to its holdings of Brazilian securities.


    CHILE. Direct investment by foreign investors in Chile is subject to certain Chilean investment restrictions, including a requirement that invested capital must remain in Chile for a minimum of at least one year. The remittance of dividends and capital gains can be effected without material restrictions on timing and amount. Indirect investments, however, may be made through already established investment funds and such investments will not be subject to the restriction regarding residency of capital, although they will be subject to the limitations, described above, regarding investments by the Fund in the securities of other investment companies. In addition to investing indirectly in the Chilean market, the Fund may establish its own foreign investment fund in Chile for which a Chilean administrator will be required. The Fund may also gain access to investment in Chile via the 18 American Depositary Receipts ("ADRs") currently traded in the U.S. on the New York Stock Exchange. The Manager believes these events significantly broadened the Fund's ability to gain access to the Chilean market.


                  Statement of Additional Information Page 15

                      GT GLOBAL LATIN AMERICA GROWTH FUND

    MEXICO. Generally, foreigners may directly acquire shares of Mexican companies up to a limit of 49 percent of the share capital of the issuer without prior approval. Foreigners may acquire shares in the share capital of certain Mexican listed companies usually reserved to Mexican nationals, and may acquire in excess of the 49 percent limit referred to above, through trust arrangements with Nacional Financiera, S.N.C. ("Nafin"), the Mexican government development finance bank. Under this arrangement Nafin will acquire the securities that the Fund purchases and then issue Ordinary Certificates of Participation ("CEPOS"). As a holder of the CEPOS, the Fund would have all rights of the shares acquired, but it would not have voting rights. There are no restrictions on the movement of capital in and out of Mexico. Dividends and capital gains can also be freely remitted, subject to any withholding tax.

    VENEZUELA. In order to stabilize the country's financial system, the government suspended foreign exchange trading on July 6, 1994. The market was "officially" opened July 11, however, the Bolivar did not begin trading until January 10, 1995 at a level of 212 and 220 (the level held since December 1994).

The Venezuelan Exchange Administration Board issued Resolution No. 41 regarding foreign investment registration and repatriation for capital dividends and interest. The Resolution provides that all investment should be registered with the Superintendency of Foreign Investment (SEIX) and the Technical Administration Exchange Office (OTAC). Article 2 of the Resolution states that "investments" is defined as those transactions executed through the local stock exchange (this prohibits OTC transaction proceeds from being eligible for repatriation).

Resolution No. 41 also required re-filing by funds previously approved. The Fund has complied with the regulations and has obtained approval by the Regulatory Commission. This avoids jeopardizing the assets held by the fund.

In November 1994 the government passed a Resolution allowing foreign investors to repatriate without restrictions under the new controlled exchange system. It is now possible to repatriate any capital or income provided that the OTAC has proof that the investor has obtained a tax identification code and complied with all tax return filing requirements.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, data concerning Latin American securities shown elsewhere in this Statement of Additional Information may be materially affected by restatements for inflation and may not accurately reflect the real conditions of companies and securities markets. There is substantially less publicly available information about foreign companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. Government. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

                  Statement of Additional Information Page 16

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.


It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. For instance, at present, cpaital invested directy in Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to

                  Statement of Additional Information Page 17

                      GT GLOBAL LATIN AMERICA GROWTH FUND
implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell

                  Statement of Additional Information Page 18

                      GT GLOBAL LATIN AMERICA GROWTH FUND
    currencies  (including   forward  currency   exchange  contracts),   futures
    contracts and related options generally as described in the Prospectus and Statement of Additional Information;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies of the Fund and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;


        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

                  Statement of Additional Information Page 19

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

                  Statement of Additional Information Page 20

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid aggregate brokerage commissions of $ --------, $891,513, and $708,799.


PORTFOLIO TURNOVER AND TRADING

The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund's portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1996 and 1995 were


---% and 125%, respectively.


                  Statement of Additional Information Page 21

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella,* 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California Street                     Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco, CA 94111                  Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.


                  Statement of Additional Information Page 22

                      GT GLOBAL LATIN AMERICA GROWTH FUND

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 37                       Chief Information Officer for the Manager since October 1996; President, GT Services since
Vice President and Chief                 1995; Senior Vice President of Finance and Administration, GT Global, GT Services and G.T.
Financial Officer                        Insurance, from 1994 to 1995; Senior Vice President of Finance and Administration, LGT
50 California Street                     Asset Management and the Manager from 1994 to October 1996; Vice President of Finance, LGT
San Francisco, CA 94111                  Asset Management, the Manager, GT Global and GT Services from 1990 to 1994; Vice President of Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and
                                         GT Services since 1991.



Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                            ------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series and a Trustee of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Growth Portfolio, which are also registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of __ registered investment companies with __ series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $ ---------, $
---------, $
--------- and $
---------, respectively, from the Company for their services as Directors. For the year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $
---------, $
---------, $
--------- and $
---------, respectively, from the 40 GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


--------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


                  Statement of Additional Information Page 23

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



The Manager and GT Global have undertaken to limit the Fund's Class A and Class B share expenses to 2.40% and 2.90% of average daily net assets of the Class A and Class B shares, respectively, and the Manager has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed 2.40% and 2.90% of average daily net assets of each class (exclusive of brokerage commissions, interest, taxes, certain expenses attributable to investing outside the U.S. and extraordinary expenses).



For the fiscal year ended October 31, 1996, the Fund paid management and administration fees in the amount of $
--------- to the Manager. For the fiscal year ended October 31, 1995, the Fund paid management and administration fees in the amount of $3,913,429 to the Manager. For the fiscal year ended October 31, 1994, the Fund paid management and administration fees in the amount of $3,601,301 to the Manager.


Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES
The Fund's Class A and Class B shares are continuously offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.

As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each class of shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments to any party other than GT Global, which is the distributor (principal underwriter) of the Fund's shares. The Class B Plan took effect on April 1, 1993. The following table discloses payments made by the Fund to GT Global under the Plans during the Fund's last fiscal year:


                                                                                  CLASS A        CLASS B
                                                                                AMOUNT PAID    AMOUNT PAID
                                                                               -------------  --------------
Year ended October 31, 1996..................................................  $              $


In approving the Plans, the Directors determined that each Plan was in the best interests of the Fund and its shareholders. Agreements related to the Plans must also be approved by such vote of the Directors and Qualified Directors as described above. A plan of distribution which was substantially similar to the Class A Plan, was approved by the Fund's shareholders on January 20, 1992, which was subsequently amended to reflect certain changes, including (i) reference to the addition of

                  Statement of Additional Information Page 24

                      GT GLOBAL LATIN AMERICA GROWTH FUND

the Class B Plan and (ii) changes in the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Class B Plan was approved by the Manager as initial sole shareholder of the Class B shares of the Fund on March 31, 1993.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as they are in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers which sell shares. The following table reviews the extent of such activity for the Fund during the periods shown:


                                                                                SALES CHARGES    AMOUNTS       AMOUNTS
YEAR ENDED OCTOBER 31,                                                            COLLECTED     RETAINED      REALLOWED
------------------------------------------------------------------------------  -------------  -----------  -------------
1996..........................................................................   $             $            $
1995..........................................................................     2,082,087       291,788      1,790,299
1994..........................................................................     4,668,275       443,629      4,224,646



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemptions of Class B shares. For the fiscal year ended October 31, 1996, GT Global collected contingent deferred sales charges in the amount of $ ---------. For the fiscal year ended October 31, 1995, GT Global collected contingent deferred sales charges in the amount of $699,275. For the fiscal year ended October 31, 1994, GT Global collected contingent deferred sales charges in the amount of $362,155. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge upon redemption. GT Global collected contingent deferred sales charges in the amount of $


------ and $60,973 for the fiscal years ended October 31, 1996 and October 31, 1995, respectively.


TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies.


The Manager also serves as the Fund's pricing and accounting agent. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager ("GT Global Mutual Funds") and 0.02% to the assets in excess of $5 billion and, allocating the result according to the Fund's average daily net assets. As of October 31, 1996, the Fund paid the Manager fees of $

------ for such accounting services.

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution and brokerage fees discussed above, legal and audit expenses, custodian and transfer agency and pricing and accounting fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 25

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The Fund's portfolio securities and other assets are valued as follows:

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of normal trading on The New York Stock Exchange, Inc. ("NYSE") (currently 4:00 p.m. Eastern time) (unless weather, equipment failure or other factors contribute to an earlier closing time) on each day for which the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.

Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events

                  Statement of Additional Information Page 26

                      GT GLOBAL LATIN AMERICA GROWTH FUND

affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                 INFORMATION RELATING TO SALES AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

                  Statement of Additional Information Page 27

                      GT GLOBAL LATIN AMERICA GROWTH FUND

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
Class A or Class B shares of the Fund may also be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.

EXCHANGES BETWEEN FUNDS
A shareholder may exchange shares of the Fund for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' written notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged for Class B shares of other GT Global Mutual Funds. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objectives of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Funds' Automatic Investment Plan ("AIP"), investors or their brokers should specify whether the investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the pertinent Fund or the Transfer Agent.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation

                  Statement of Additional Information Page 28

                      GT GLOBAL LATIN AMERICA GROWTH FUND
(or partnership) also must submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or
(3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

                  Statement of Additional Information Page 29

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to

                  Statement of Additional Information Page 30

                      GT GLOBAL LATIN AMERICA GROWTH FUND
U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities, (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains or losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 31

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo, Japan; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney, Australia; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 32

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


The Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information"), is calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated. The Fund's Standardized Return for its Class A shares stated as average annualized total returns, for the periods shown, were as follows:



                                             STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
October 31, 1991 through October 31,
 1996...................................             %
August 13, 1991 (commencement of
 operations) to October 31, 1996........             %


The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annual total returns, for the periods shown, were:


                                             STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
April 1, 1993 (commencement of
 operations) to October 31, 1996........             %


"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted.

As discussed in the Prospectus, the Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns, for its Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                           AGGREGATE TOTAL
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
October 31, 1991 through October 31,
 1996...................................            %
August 13, 1991 (commencement of
 operations) to October 31, 1996........            %



The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were as follows:



                                           NON-STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
April 1, 1993 (commencement of
 operations) to October 31, 1996........            %


                  Statement of Additional Information Page 33

                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Fund's Non-Standardized Returns, for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



                                           NON-STANDARDIZED
                                          AVERAGE ANNUALIZED
PERIOD                                       TOTAL RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
August 13, 1991 (commencement of
 operations) to October 31, 1996........             %


The Fund's Non-Standardized Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                           NON-STANDARDIZED
                                          AVERAGE ANNUALIZED
PERIOD                                       TOTAL RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
April 1, 1993 (commencement of
 operations) to October 31, 1996........             %


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

Information relating to foreign market performance, market capitalization and diversification is based on sources believed to be reliable, but is not all-inclusive nor warranted as to discovery by the Fund or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International for inclusion in its various international market indices may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in equity and/or debt securities on a global basis. However, this data is not a representation of the past performance of the Fund nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations that will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from the indices shown above. Moreover, the Fund's concentration in the equity and debt securities of Latin American issuers will cause the Fund's performance to differ from the general equity and bond indices referred to in the historical performance data provided above.


The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted

                  Statement of Additional Information Page 34

                      GT GLOBAL LATIN AMERICA GROWTH FUND
    performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

       (14) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, and Standard & Poor's.


       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates, may be used as well as information reported by the Federal Reserve and the

                  Statement of Additional Information Page 35

                      GT GLOBAL LATIN AMERICA GROWTH FUND

respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations or indicies of comparable quality to those listed above and other indicies which may be developed and made available.



GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.


GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

                  Statement of Additional Information Page 36

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

                  Statement of Additional Information Page 37

                      GT GLOBAL LATIN AMERICA GROWTH FUND

From time to time, the Funds and GT Global will quote certain information regarding individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including, but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign Direct Investments to developing countries.

16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


17) Countries restructuring their debt, including those under the Brady Plan: the Manager.


18) Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

21) Supply, consumption, demand and growth in demand of certain products, services and industries including, but not limited to, electricity, water, transportation, construction materials, natural resources, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment management for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


                  Statement of Additional Information Page 38

                      GT GLOBAL LATIN AMERICA GROWTH FUND


THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP ("S&P") ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be

                  Statement of Additional Information Page 39

                      GT GLOBAL LATIN AMERICA GROWTH FUND
    characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

        Ba -- These bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

Speculative grade ratings are as follows:

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC -- Have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.

                  Statement of Additional Information Page 40

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of G.T. Latin America Growth Fund at October 31, 1996 and for the period then ended appear on the following pages.


                  Statement of Additional Information Page 41

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 42

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 43

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 44

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS


GT GLOBAL AMERICA SMALL CAP GROWTH FUND

Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL LATIN AMERICA GROWTH FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                      LATSA610MC

                               GT GLOBAL EMERGING
                                  MARKETS FUND


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


GT Global Emerging Markets Fund ("Fund") is a diversified mutual fund organized as a separate series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated March 1, 1997. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     19
Directors and Executive Officers.........................................................................................     21
Management...............................................................................................................     23
Valuation of Fund Shares.................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     28
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     32
Description of Debt Ratings..............................................................................................     38
Financial Statements.....................................................................................................     40


[LOGO]

                   Statement of Additional Information Page 1

                        GT GLOBAL EMERGING MARKETS FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.


In determining what countries constitute emerging markets, the Manager will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF EQUITY INVESTMENTS

Chancellor LGT Asset Management, Inc. (the "Manager") is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing companies in emerging markets for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit the Fund to invest in certain of these securities subject to certain restrictions.


INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in

                   Statement of Additional Information Page 2

                        GT GLOBAL EMERGING MARKETS FUND

the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


SAMURAI AND YANKEE BONDS
Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in

                   Statement of Additional Information Page 3

                        GT GLOBAL EMERGING MARKETS FUND
obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees. The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, I.E., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the

                   Statement of Additional Information Page 4

                        GT GLOBAL EMERGING MARKETS FUND

securities lent plus any accrued interest, "marked to market" on a daily basis. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans only will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.


The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.


If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   Statement of Additional Information Page 5

                        GT GLOBAL EMERGING MARKETS FUND

                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 6

                        GT GLOBAL EMERGING MARKETS FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.


The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.

                   Statement of Additional Information Page 7

                        GT GLOBAL EMERGING MARKETS FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

                   Statement of Additional Information Page 8

                        GT GLOBAL EMERGING MARKETS FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

                   Statement of Additional Information Page 9

                        GT GLOBAL EMERGING MARKETS FUND
an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

                  Statement of Additional Information Page 10

                        GT GLOBAL EMERGING MARKETS FUND
Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

                  Statement of Additional Information Page 11

                        GT GLOBAL EMERGING MARKETS FUND
increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

                  Statement of Additional Information Page 12

                        GT GLOBAL EMERGING MARKETS FUND

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

                  Statement of Additional Information Page 13

                        GT GLOBAL EMERGING MARKETS FUND

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii)  certain  national  policies  which  may  restrict  the  Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars, and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which

                  Statement of Additional Information Page 14

                        GT GLOBAL EMERGING MARKETS FUND
will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1993 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security: (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is affected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


                  Statement of Additional Information Page 15

                        GT GLOBAL EMERGING MARKETS FUND

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign

                  Statement of Additional Information Page 16

                        GT GLOBAL EMERGING MARKETS FUND

securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

                  Statement of Additional Information Page 17

                        GT GLOBAL EMERGING MARKETS FUND

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

       (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.

For purposes of concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, one or more of the officers or Directors of the Fund, its investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (6) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or

        (7) Invest more than 10% of its total assets in securities that are restricted as to resale without registration under the 1933 Act.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                  Statement of Additional Information Page 18

                        GT GLOBAL EMERGING MARKETS FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States,

                  Statement of Additional Information Page 19

                        GT GLOBAL EMERGING MARKETS FUND
will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid aggregate brokerage commissions of $2,361,620, $1,747,307 and $

---------.

PORTFOLIO TRADING AND TURNOVER

The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.



Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal year ended October 31, 1995 and 1996, the Fund's
portfolio turnover rates were 114% and    %, respectively.


                  Statement of Additional Information Page 20

                        GT GLOBAL EMERGING MARKETS FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco CA 94111                   Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

James R. Tufts, 37                       Chief Information Officer for the Manager since October 1996; President, GT Services since
Vice President and Chief                 1995; Senior Vice President of Finance and Administration, GT Global, GT Services and G.T.
Financial Officer                        Insurance, from 1994 to 1995; Senior Vice President of Finance and Administration, LGT
50 California Street                     Asset Management and the Manager from 1994 to October 1996; Vice President of Finance, LGT
San Francisco, CA 94111                  Asset Management, the Manager, GT Global and GT Services from 1990 to 1994; Vice President of Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and
                                         GT Services since 1991.


--------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.

                  Statement of Additional Information Page 21

                        GT GLOBAL EMERGING MARKETS FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc., and GT Global Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series and a Trustee and officer of G.T. Greater Europe Fund, Global High Income Portfolio, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and Global Investment Portfolio, which also are registered investment companies managed by the Manager, and Floating Rate Portfolio, administered by the Manager. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of ---- registered investment companies with
---- series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $
---------, $
---------, $
--------- and $
---------, respectively, from the Company for their services as Directors. For the year ended October 31, 1995, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $
---------, $
---------, $
--------- and $
---------, respectively, from the 40 GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension, or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 22

                        GT GLOBAL EMERGING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

The Manager serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Management. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid investment management and administration fees to the Manager in the amounts of $4,702,869, $5,410,744 and $


---------, respectively.


Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global. As described in the Prospectus, the Company has adopted separate Distribution Plans with respect to each Class of shares of the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan") (collectively, "Plans"). The rate of payments by the Fund under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement. The Fund makes no payments under the Plans to any party other than GT Global, which is the distributor (principal underwriter) of the Fund's shares. The following table discloses payments made by the Fund to GT Global under the two plans of distribution during the Fund's fiscal year ended October 31, 1996:



                                                                                                 CLASS A        CLASS B
                                                                                               AMOUNT PAID    AMOUNT PAID
                                                                                              -------------  -------------
Year ended October 31, 1996.................................................................  $              $



In approving the Plans, the Directors determined that the continuation of each Plan was in the best interests of the Fund and its shareholders. Agreements related to the Plans must also be approved by such vote of the Directors and Qualified Directors as described above. The Fund's plan of distribution pursuant to Rule 12b-1 in effect prior to the issuance of two classes of shares, which was substantially similar to the current Class A Plan, was approved by the Manager, as the initial shareholder of the Fund, on May 11, 1992. The Class B Plan was approved by the Manager as initial sole shareholder of the Class B shares of the Fund on March 31, 1993.


Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are

                  Statement of Additional Information Page 23

                        GT GLOBAL EMERGING MARKETS FUND
not "interested persons" of the Company, as defined in the 1940 Act. If the offering of Fund shares is suspended in the future, the Directors will consider that fact in connection with their quarterly review of amounts expended under the Plans and the purposes for which such expenditures were made and the Directors, including the Qualified Directors, will consider that fact in connection with their annual review of the Plans.


As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table reviews the extent of such activity for the fiscal years ended October 31, 1994, 1995 and 1996:



                                                                                     SALES CHARGES   AMOUNTS    AMOUNTS
YEAR ENDED OCTOBER 31,                                                                 COLLECTED    RETAINED   REALLOWED
-----------------------------------------------------------------------------------  -------------  ---------  ----------
1996...............................................................................   $             $          $
1995...............................................................................     1,652,309     230,239   1,422,070
1994...............................................................................     4,220,962     460,124   3,768,838



GT Global receives no compensation or reimbursements relating to its distribution efforts with respect to Class A Shares other than as described above. GT Global receives any contingent deferred sales charges payable with respect to redemption of Class B Shares. For the fiscal years ended October 31, 1994, 1995 and 1996, GT Global collected contingent deferred sales charges in the amount of $433,744, $1,059,193 and $
---------, respectively. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge upon redemption. GT Global collected contingent deferred sales charges in the amount of $ --------- for the fiscal year ended October 31, 1996, and $56,294 for the fiscal year ended October 31, 1995.


TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES

The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.



The Manager also serves as the Fund's pricing and accounting agent. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager ("GT Global Mutual Funds") and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.



As of October 31, 1996, the Fund paid the Manager fees of $

------ for such accounting services.

EXPENSES OF THE FUND

As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on The New York Stock Exchange, Inc. ("NYSE") (currently at 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business.

                  Statement of Additional Information Page 24

                        GT GLOBAL EMERGING MARKETS FUND
Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot provide or redeem the Fund.


                  Statement of Additional Information Page 25

                        GT GLOBAL EMERGING MARKETS FUND

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment of Class A or Class B shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

LETTER OF INTENT -- CLASS A SHARES
The Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. During such time as Class A shares are held in escrow under an LOI to assure payment of applicable sales charges if the indicated amount is not met, all dividends and capital gain distributions on escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified 13-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge which would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within 20 days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (E.G., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be restrictively registered with the Transfer Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
Class A or Class B shares of the Fund also may be purchased as the underlying investment for an IRA meeting the requirements of section 408(a) of the Internal Revenue Code of 1986, as amended ("Code"). IRA applications are available from brokers or GT Global.

EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Class A shares may be exchanged only for Class A shares of other GT Global Mutual Funds. Class B shares may be exchanged only for Class B shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or

                  Statement of Additional Information Page 26

                        GT GLOBAL EMERGING MARKETS FUND
changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certification of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice or by a shareholder upon written notice to the Fund or its Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which make it not reasonably practicable for the Fund to dispose of its portfolio securities or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 27

                        GT GLOBAL EMERGING MARKETS FUND

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their brokers should specify whether investment will be in Class A shares or Class B shares and send the following documents to the Transfer Agent:
(1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Fund's prospectus. Providing that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of a Fund at the public offering price determined on that day. In the event that the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds, a stop payment order or the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon 30 days' written notice or by the participant, at any time, without penalty, upon written notice to the Fund or the Transfer Agent.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

                  Statement of Additional Information Page 28

                        GT GLOBAL EMERGING MARKETS FUND

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, the stock or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gain from the disposition of options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and

                  Statement of Additional Information Page 29

                        GT GLOBAL EMERGING MARKETS FUND
Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts and options on foreign currencies ("Section 988" gains or losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

The foregoing is a general and abbreviated summary of certain U.S. federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 30

                        GT GLOBAL EMERGING MARKETS FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 31

                        GT GLOBAL EMERGING MARKETS FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996..................................................................                %
May 18, 1992 (commencement of operations) to October 31, 1996.......................................                %



The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annualized total returns for the periods shown, were:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996..................................................................                %
April 1, 1993 (commencement of operations) to October 31, 1996......................................                %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted. The Fund's Non-Standardized Returns for its Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Fiscal year ended October 31, 1996................................................................                 %
May 18, 1992 (commencement of operations) to October 31, 1996.....................................                 %


The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were as follows:


                                                                                                   NON-STANDARDIZED RETURN
PERIOD                                                                                             AGGREGATE TOTAL RETURN
------------------------------------------------------------------------------------------------  -------------------------
Fiscal year ended October 31, 1996..............................................................                  %
April 1, 1993 (commencement of operations) to October 31, 1996..................................                  %



The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



                                                                                                        NON-STANDARDIZED
                                                                                                       AVERAGE ANNUALIZED
PERIOD                                                                                                    TOTAL RETURN
-----------------------------------------------------------------------------------------------------  -------------------
Fiscal year ended October 31, 1996...................................................................               %
May 18, 1992 (commencement of operations) to October 31, 1996........................................               %


                  Statement of Additional Information Page 32

                        GT GLOBAL EMERGING MARKETS FUND

The Fund's Non-Standardized Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996...................................................................                %
April 1, 1993 through October 31, 1996...............................................................                %


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS

Information relating to foreign market performance, diversification and market capitalization is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the IFC for inclusion in its various international market indicies may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes that information relating to foreign market performance and market capitalization may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from indices.


The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service or BBB by Standard and Poor's Corporation, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance.
    Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

                  Statement of Additional Information Page 33

                        GT GLOBAL EMERGING MARKETS FUND

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock markets in developing countries.

       (14) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (15)  The  World  Bank  Publication  of  Trends  in  Developing Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (16) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (17) Datastream and Worldscope an on-line database retrieval service for information including but not limited to international financial and economic data.

       (18) International Financial Statistics, which is produced by the International Monetary Fund.

       (19)   Various  publications  and  annual   reports  such  as  the  World
    Development Report, produced by the World Bank and its affiliates.

       (20) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (21) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service, and Standard & Poor's.


       (22) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.

GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their

                  Statement of Additional Information Page 34

                        GT GLOBAL EMERGING MARKETS FUND
assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Savings, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar,Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                  Statement of Additional Information Page 35

                        GT GLOBAL EMERGING MARKETS FUND

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote certain information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

                  Statement of Additional Information Page 36

                        GT GLOBAL EMERGING MARKETS FUND

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their debt, including those under the Brady Plan: the Manager.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend for U.S. and non-U.S. companies: Bloomberg.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


With respect to GT Global Emerging Markets Fund, the Manager has developed a unique team approach to its emerging markets money management. The Manager's economists and strategists in Hong Kong determine the geographic allocation of the Fund's assets according to each country's relative industrial development, potential for productivity gains, and the likely impact of financial liberalization. Then, portfolio managers in London, San Francisco, Hong Kong and Singapore identify the individual securities that they believe have the strongest long-term growth potential in each emerging market. Generally, securities in Asia are selected by managers in Hong Kong; San Francisco-based managers look for opportunities in Latin America; and European securities are selected by London-based personnel.



For the other funds in the GT Global Mutual Funds, the Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.


                  Statement of Additional Information Page 37

                        GT GLOBAL EMERGING MARKETS FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1" "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP ("S & P") ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Speculative grade ratings are as follows:

        Ba -- These Bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  Statement of Additional Information Page 38

                        GT GLOBAL EMERGING MARKETS FUND

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Speculative grade ratings are as follows:

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Have currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on filing of a bankruptcy petition if debt service payments are jeopardized.

                  Statement of Additional Information Page 39

                        GT GLOBAL EMERGING MARKETS FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the GT Global Emerging Markets Fund at October 31, 1996 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 40

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 61

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 62

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 63

                        GT GLOBAL EMERGING MARKETS FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL EMERGING MARKETS FUND, G.T. INVESTMENT FUNDS, INC., CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      EMESA610MC

                      GT GLOBAL THEME FUNDS: ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information


                                 March 1, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (individually, "Fund" or "Theme Fund," collectively, "Funds," "Theme Funds"). Each Fund is a diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (individually, "Feeder Fund," collectively "Feeder Funds,") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (individually, "Portfolio," collectively, "Portfolios"), respectively. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the GT Global Theme Funds' current Advisor Class Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio"), and also serves as the administrator for each Feeder Fund. The principal underwriter and distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     22
Directors and Executive Officers.........................................................................................     24
Management...............................................................................................................     26
Valuation of Fund Shares.................................................................................................     28
Information Relating to Sales and Redemptions............................................................................     30
Taxes....................................................................................................................     31
Additional Information...................................................................................................     34
Investment Results.......................................................................................................     35
Description of Debt Ratings..............................................................................................     45
Financial Statements.....................................................................................................     47


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS


                             INVESTMENT OBJECTIVES
                                  AND POLICIES


--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES

The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the GT Global Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each seeks to achieve its investment objective by investing all of its investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company) with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Funds' investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Feeder Fund will be that Fund's interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of such Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies described below and in the Prospectus with respect to its corresponding Portfolio.

SELECTION OF EQUITY INVESTMENTS

With respect to the Natural Resource Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.



With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.



There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund Shares to provide for ongoing expenses and to satisfy redemptions.



For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might


                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS

substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Manager considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Theme Portfolio may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS
A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors

                   Statement of Additional Information Page 3

                             GT GLOBAL THEME FUNDS

pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities on five business days' notice. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or a Portfolio's Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.


Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-

                   Statement of Additional Information Page 4

                             GT GLOBAL THEME FUNDS
fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. In the event that a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.


Each Theme Portfolio may enter into reverse repurchase agreements, which involve the sale of a security by a Theme Portfolio and its agreement to repurchase the security at a specified time and price. Each Theme Portfolio may also engage in "roll" transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
Each Theme Portfolio (except the Health Care Fund) is authorized to make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.


A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.


If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   Statement of Additional Information Page 5

                             GT GLOBAL THEME FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruemtns on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS

Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or an (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

                   Statement of Additional Information Page 6

                             GT GLOBAL THEME FUNDS

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


                   Statement of Additional Information Page 7

                             GT GLOBAL THEME FUNDS


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.


PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.


Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Theme Portfolio's current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Theme Portfolio, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrelaized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

                   Statement of Additional Information Page 8

                             GT GLOBAL THEME FUNDS

A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash

                   Statement of Additional Information Page 9

                             GT GLOBAL THEME FUNDS
equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument thereon in the United States. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is

                  Statement of Additional Information Page 10

                             GT GLOBAL THEME FUNDS
effected by  entering into  an  offsetting Futures  Contract purchase  or  sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect the Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin" to and from the futures commission merchant through which the Theme Portfolio entered in the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

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                             GT GLOBAL THEME FUNDS

If a Theme Protfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing on an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolios' Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may

                  Statement of Additional Information Page 12
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                             GT GLOBAL THEME FUNDS
accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive


                  Statement of Additional Information Page 13

                             GT GLOBAL THEME FUNDS
correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Theme Portfolio has purchased) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Future Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    ILLIQUID SECURITIES. Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during

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
                             GT GLOBAL THEME FUNDS
such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things; (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extraconstitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deteriation in a country's balance of payments of for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in,

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                             GT GLOBAL THEME FUNDS
or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell the currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.


                  Statement of Additional Information Page 16

                             GT GLOBAL THEME FUNDS

Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Theme Portfolio in Japan means that that Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

    SPECIAL CONSIDERATIONS AFFECTIVE EMERGING MARKETS. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S.
dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economics and securities markets of certain emerging market countries.


    DIVERSIFICATION REQUIREMENTS UNDER INTERNAL REVENUE CODE. The investment flexibility of each Theme Portfolio may be restricted by the necessity of satisfying certain diversification requirements in order to maintain the qualification of the Theme Portfolio as a regulated investment company within the meaning of the Internal Revenue Code of 1986, as amended (the "Code").

                  Statement of Additional Information Page 17

                             GT GLOBAL THEME FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

FEEDER FUNDS

The  Financial Services  Fund, Infrastructure  Fund, Natural  Resources Fund and
Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

Each Portfolio may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3 of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

                  Statement of Additional Information Page 18

                             GT GLOBAL THEME FUNDS

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolios' outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Portfolio, the Portfolio's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contract the Portfolio has entered into;

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (8) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND

The Health Care Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Health Care Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

                  Statement of Additional Information Page 19

                             GT GLOBAL THEME FUNDS

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Health Care Fund's Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies the Health Care Fund may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with the Health Care Fund's use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.


In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Health Care Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Health Care Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Prospectus.


Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

The Telecommunications Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Telecommunications Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1)  Buy   or  sell   real  estate   (including  real   estate   limited
    partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

                  Statement of Additional Information Page 20

                             GT GLOBAL THEME FUNDS

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Telecommunications Fund may not exceed one-third of the Telecommunications Fund's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act which means that, with respect to 75% of the Telecommunications Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and the Telecommunications Fund will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Telecommunications Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (7) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications
    Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants

                  Statement of Additional Information Page 21

                             GT GLOBAL THEME FUNDS
or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

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                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Manager is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing portfolio transactions, the Manager seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, each Theme Portfolio has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of each Theme Portfolio, the Manager may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable Investment Management and Administration Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to that Theme Portfolio and its other clients and that the total commissions paid by the Theme Portfolio will be reasonable in relation to the benefits received by that Theme Portfolio over the long term. Research services may also be received from dealers who execute Theme Portfolio transactions in over-the-counter markets.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of that Theme Portfolio's expenses, such as custodian fees.



Investment decisions for a Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.



Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other portfolios.


Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation

                  Statement of Additional Information Page 22

                             GT GLOBAL THEME FUNDS
of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the over-the-counter markets.

A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1996, 1995, and 1994, the Health Care Fund paid aggregate brokerage commissions of $_______, $545,743, and $480,241, respectively. For the fiscal years ended October 31, 1996, 1995, and 1994, the Telecommunications Fund paid aggregate brokerage commissions of $________, $2,253,982, and $5,674,965, respectively. For the fiscal years ended October 31, 1996, and 1995, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $______ and $38,814, $_______ and $122,399, and $______ and $98,462, respectively. For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio paid aggregate brokerage commissions of $18,145, $111,512 and $132,572, respectively. For the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $______ and $17,605.


THEME PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Telecommunications Fund's portfolio turnover rates were __% and 62%, respectively. For the fiscal years ended October 31, 1996 and 1995, the Health Care Fund's portfolio turnover rates were __% and 99%, respectively. For the fiscal years ended October 31, 1996 and 1995, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were ___% and 170%, __% and 45%, and __% and 87%, respectively. For the fiscal year ended October 31, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the portfolio turnover rates for the Consumer Products and Services Portfolio were ___% and 240%, respectively.


                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS

                        DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco CA 94111                   Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

James R. Tufts, 37                       Chief Information Officer for the Manager since October 1996; President, GT Services since
Vice President and Chief                 1995; Senior Vice President -- Finance and Administration, GT Global, GT Services and G.T.
Financial Officer                        Insurance, from 1994 to 1995; Senior Vice President -- Finance and Administration, LGT
50 California Street                     Asset Management and the Manager from 1994 to October 1996; Vice President of Finance, LGT
San Francisco, CA 94111                  Asset Management, the Manager, GT Global and GT Services from 1990 to 1994; Vice President
                                         -- Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and
                                         GT Services since 1991.


--------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.

                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                            ------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Ms. Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc., and a Trustee and Officer of G.T. Global Growth Series, G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), and Global High Income Portfolio, which also are registered investment companies managed by the Manager, and ______ Portfolio, administered by the Manager. Each Director and Officer serves in total as a Director and or Trustee and officer, respectively of 10 registered investment companies with 40 series managed or administrated by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $______, $______, $______ and $______, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $______, $______, $______ and $______, respectively, from the 40 investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no exercised or payable pension or retirement benefits. As of ______________, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's funds in the aggregate, with the exception of the Financial Services Fund and the Consumer Products and Services Fund. As of ______________, the Officers and Directors and their families or a group owned in the aggregate beneficially or of record ___% of the outstanding shares of the Financial Services Fund and ___% of the Consumer Products and Services Fund.


                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

Chancellor LGT Asset Management, Inc. (the "Manager") serves as each Portfolio's investment manager and administrator under an Investment Management and Administration Contract between each Portfolio and the Manager ("Portfolio Management Contract") the Manager serves as administrator to each Feeder Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.



The Portfolio Management Contract may be renewed with respect to Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



The Manager and GT Global have voluntarily undertaken to limit each Feeder Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the maximum annual level of 1.90% of the average daily net assets of the Fund's Advisor Class shares during each fiscal year, and the Manager has agreed to reimburse each Feeder Fund if its expenses exceed that amount.


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND

The Manager serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund and Telecommunications Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Health Care Fund and Telecommunications Fund each pays the Manager investment management and administration fees, based on the Health Care Fund's and Telecommunications
Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.


The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting

                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS

called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



GT Global and the Manager have voluntarily undertaken to limit the Health Care Fund's and Telecommunications Fund's Advisor Class expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual level of 1.90% of the average daily net assets of each Fund's Advisor Class shares, respectively, during each fiscal year, and the Manager has agreed to reimburse the Health Care Fund and Telecommunications Fund if the Health Care Fund's and Telecommunications Fund's expenses exceed that amount.



The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Theme Portfolios to the Manager during the periods shown:


                                HEALTH CARE FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $
1995......................................................................................................       4,453,857
1994......................................................................................................       4,353,688


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $
1995......................................................................................................      23,861,460
1994......................................................................................................      21,926,187


                          FINANCIAL SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $
1995......................................................................................................          51,353
1994 (since Fund inception on May 31, 1994)...............................................................           8,249


                            INFRASTRUCTURE PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $
1995......................................................................................................         601,421
1994 (since Fund inception on May 31, 1994)...............................................................          51,922


                          NATURAL RESOURCES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1996......................................................................................................  $
1995......................................................................................................         213,856
1994 (since Fund inception on May 31, 1994)...............................................................          28,500


                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO


YEAR ENDED OCTOBER 31,                                                                                       AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1994 (since Fund inception on December 30, 1994)..........................................................  $       16,284



For the fiscal period May 31, 1994 (commencement of operations) to October 31, 1994, and for the fiscal years ended October 31, 1995, 1996, and the Manager reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and administration fees in the amounts of $______, $8,249 and $51,353; $______, $48,901 and $0; and $______, $28,500 and $213,856, respectively. For the same periods, the Financial Services Fund, Infrastructure Fund and Natural Resources Fund paid administration fees of $______, $3,029 and $18,756; $______, $19,370 and $______, $208,892; and $______, $10,436 and $74,485, respectively.  However, the Manager reimbursed those Funds for such fees in the amounts of $______, $3,029 and $18,756; $______, $19,370 and $______, $177,376; and $______, $10,436
and $74,485, respectively. (Accordingly, the Manager reimbursed the Financial Services Fund, Infrastructure Fund and Natural Resources Fund and their respective Portfolios investment management and administration fees in the aggregate amounts of $______, $11,278 and $70,109; $______, $68,271 and


                  Statement of Additional Information Page 27

                             GT GLOBAL THEME FUNDS

$177,376; and  $______,  $38,936 and  $288,341,  respectively.) For  the  fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal year ended October 31, 1996, the Manager reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amount of $16,284 and $______, respectively. For the same period, the Consumer Products and Services Fund paid $5,933 and $____, respectively, in administration fees; however, the Manager reimbursed the Fund in the amounts of $5,933 and $____, respectively. Accordingly, the Manager reimbursed the Consumer Products and Services Fund and its Portfolio investment management and
administration  fees  in   the  aggregate  amounts   of  $22,217  and   $______,
respectively.



For the fiscal year ended October 31, 1996, the Manager, pursuant to a voluntary expense undertaking to limit expenses to the maximum annual level of 1.90%, respectively, of average daily net assets of the Advisor Class shares of the Funds, reimbursed the Financial Services Fund, Natural Resources Fund, and Consumer Products and Services Fund for expenses in the additional amounts of $______, $______, and $_______, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND
Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES
GT Services, the Funds' Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


As of October 31, 1996, the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund paid the Manager fees of $______, $______, $______, $______, $______ and $______, respectively, for accounting services.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS

Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees described above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

                  Statement of Additional Information Page 28

                             GT GLOBAL THEME FUNDS

Each Theme Portfolio's securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.


Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealers price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.


                  Statement of Additional Information Page 29

                             GT GLOBAL THEME FUNDS

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of a Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon sixty days prior written notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by that Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds or the Portfolios from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

                  Statement of Additional Information Page 30

                             GT GLOBAL THEME FUNDS

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard

                  Statement of Additional Information Page 31

                             GT GLOBAL THEME FUNDS
to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in its Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of those taxes paid by its corresponding Portfolio). Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding
Portfolio's income) from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

                  Statement of Additional Information Page 32

                             GT GLOBAL THEME FUNDS

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund). However, income from the disposition by a Theme Portfolio of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months. Income from the disposition by a Theme Portfolio of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) if they are held for less than three months.

If a Theme Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Theme Portfolio intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, a Theme Portfolio may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder
Fund) to continue to qualify as a RIC.

Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988 gains or losses"). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject

                  Statement of Additional Information Page 33

                             GT GLOBAL THEME FUNDS
to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


THE COMPANY
The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was GT Global Income Series, Inc. From time to time, the Company may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and Global Investment Theme Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" name and has reserved the right to withdraw its consent to the use of such names by the Company at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

Each Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor class shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T)(n) = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board and (4) a complete redemption at the end of any period illustrated.


The Standardized Returns for Advisor Class shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:



                                                    HEALTH CARE      TELECOMMUNI-
PERIOD                                                 FUND          CATIONS FUND
--------------------------------------------------  -----------      ------------
Year ended October 31, 1996.......................         %                 %
June 1, 1995 through October 31, 1996.............         %                 %


As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Advisor Class shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                                     TELECOMMUNI-
                                                    HEALTH CARE        CATIONS
PERIOD                                                 FUND             FUND
--------------------------------------------------  -----------      -----------
Year ended October 31, 1996.......................         %                %
June 1, 1995 through October 31, 1996.............         %                %



The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for Advisor Class shares, stated as aggregate total returns for the periods shown, were:



                                                                     FINANCIAL SERVICES      INFRASTRUCTURE      NATURAL RESOURCES
PERIOD                                                                      FUND                  FUND                 FUND
-----------------------------------------------------------------    ------------------      --------------      -----------------
Year ended October 31, 1996......................................              %                     %                     %
June 1, 1995 through October 31, 1996............................              %                     %                     %



The Non-Standardized Returns for Advisor Class shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:



                                                                     FINANCIAL SERVICES      INFRASTRUCTURE      NATURAL RESOURCES
PERIOD                                                                      FUND                  FUND                 FUND
-----------------------------------------------------------------    ------------------      --------------      -----------------
Year ended October 31, 1996......................................              %                     %                     %
June 1, 1995 through October 31, 1996............................              %                     %                     %



The Standardized Return for the Advisor Class shares of Consumer Products and Services Fund stated as aggregate total return for the year ended October 31, 1996 and for the period June 1, 1995 (commencement of operations) to October 31,
1995 was    % and 23.65%, respectively.



The Non-Standardized Return for Advisor Class shares of Consumer Products and Services Fund stated as aggregate total return for the year ended October 31, 1996 and for the period June 1, 1995 through October 31, 1995 was % and 23.65%, respectively.


                  Statement of Additional Information Page 35

                             GT GLOBAL THEME FUNDS

The  Standardized  Returns  for the  Class  A  shares of  Health  Care  Fund and
Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1996................          %             %
January 27, 1993 through October 31, 1996.........          %             %
November 1, 1991 through October 31, 1996.........          %             %
August 7, 1989 through October 31, 1996...........          %             %


The Standardized Returns for the Class B Shares of the Health Care Fund and Telecommunications Fund, which were first offered April 1, 1993, stated as aggregate returns for the periods shown, were:


                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1996................          %             %
April 1, 1993 through October 31, 1996............          %             %


The Standardized Returns for the Class B Shares of the Health Care Fund and Telecommunications Fund, which were first offered April 1, 1993, stated as average annualized total returns for the periods shown, were:


                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1996................          %             %
April 1, 1993 through October 31, 1996............          %             %


As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1996................          %             %
January 27, 1993 through October 31, 1996.........          %             %
August 7, 1989 through October 31, 1996...........          %             %


The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, which were first offered on April 1, 1993, stated as aggregate total returns for the periods shown, were:


                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1996................          %             %
April 1, 1993 through October 31, 1996............          %             %


The Non-Standardized Returns for the Class A shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1996................          %             %
January 27, 1992 through October 31, 1996.........          %             %
November 1, 1991 through October 31, 1996.........          %             %
August 7, 1989 through October 31, 1996...........          %             %


The Non-Standardized Returns for the Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                    HEALTH CARE   TELECOMMUNI-
PERIOD                                                 FUND       CATIONS FUND
--------------------------------------------------  -----------   ------------
Fiscal year ended October 31, 1996................          %             %
April 1, 1993 through October 31, 1996............          %             %


                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS

The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class A shares, stated as average annualized total returns for the periods shown, were:


                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %


The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class A shares, stated as aggregate total returns for the periods shown, were:


                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %


The Financial Services Fund, Infrastructure Fund and Natural Resources Fund Standardized Returns for their Class B shares, stated as aggregate total returns for the periods shown, were:


                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %


The Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:


                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %


The Non-Standardized Returns for the Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:


                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %


The Non-Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:


                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %


The Non-Standardized Returns for the Class A shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:


                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %



The Non-Standardized Returns for the Class B shares of Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:



                                                    FINANCIAL SERVICES   INFRASTRUCTURE   NATURAL RESOURCES
PERIOD                                                     FUND               FUND              FUND
--------------------------------------------------  ------------------   --------------   -----------------
Year ended October 31, 1996.......................             %                  %                  %
May 31, 1994 through October 31, 1996.............             %                  %                  %


                  Statement of Additional Information Page 37

                             GT GLOBAL THEME FUNDS


The Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the year ended October 31, 1996 and for the period December 30, 1994 (commencement of operations) to October 31,
1996 was       %  and 21.58%,  respectively.  Standardized Return  for  Consumer
Products  and Service Fund's  Class B shares, stated  as aggregate total return,
for the same periods was    % and 22.12%, respectively.



The Non-Standardized Return for the Class A shares of Consumer Products and Services Fund stated as aggregate total return for the year ended October 31, 1996 and for the period December 30, 1994 (commencement of operations) to October 31, 1995 was % and 27.65%, respectively. Non-Standardized Return for such Fund's Class B shares for the same period, stated as aggregate return, was
   % and 27.12%, respectively.


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and GT Global may from time to time in advertisements, sales literature and reports furnished to present or prospective shareholders compare a Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Hutton Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding collateralized mortgage obligations).

        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunication companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.

       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc., Fitch Investor's Service, Inc., Standard & Poor's.

       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates, may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act on account of the inclusion of such information herein.

                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from the relevant indices.


From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an

                  Statement of Additional Information Page 40

                             GT GLOBAL THEME FUNDS
investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. In sales material and advertisements, the Funds may also discuss these accounts and plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 (or if less, 100% of compensation) each year to an IRA. If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND  SALARY  REDUCTION  SEP-IRAS:  Simplified  employee  pension  plans
("SEPs" or "SEP-IRAs") and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or Code Section 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING  CODE  SECTION  401(K))  AND  MONEY  PURCHASE  PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A Code Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote certain data regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

                  Statement of Additional Information Page 41

                             GT GLOBAL THEME FUNDS

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries  restructuring their debt,  including those under  the Brady Plan:
    The Manager.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.


Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.


                  Statement of Additional Information Page 42

                             GT GLOBAL THEME FUNDS

HEALTH CARE FUND
From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and its enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:

    / / Research  firms such as  Mehta and Isaly  which publishes PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The World  Bank  and its  publications  such as  THE  WORLD  DEVELOPMENT
        REPORT, as supplemented annually

    / / International  Finance Corporation  (IFC) and  publications such  as the
        EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES

The Health Care Fund and the Manager believe that certain market and demographic factors merit an investor's consideration of making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate during the past twenty years (based on the most recent data available at December 31, 1992, as compiled by the OECD). The Manager expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.



The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.


TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Increased usage  of  new  technologies  such as,  but  not  limited  to,
        cellular   and  wireless  communications  in  emerging  and  established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization of telecommunications companies

                  Statement of Additional Information Page 43

                             GT GLOBAL THEME FUNDS

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from but not limited to the following sources:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD  and  other  publications  from   its  subsidiaries  such  as   the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants (ITC), a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

DEREGULATION IN THE UNITED STATES

The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced new competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / The International Finance Corporation (IFC) and its publications

    / / The Organization for Economic Cooperation and Development (OECD) and its publications

INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New  technologies,  products   and  services   used  in   infrastructure
        industries

                  Statement of Additional Information Page 44

                             GT GLOBAL THEME FUNDS

FINANCIAL SERVICES FUND
From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries


NATURAL RESOURCES FUND

From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,  demand  and  prices  of  products  manufactured  from   natural
        resources

    / / New technologies, products and services used in the natural resources industries

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (or supporting institutions)have a superior ability for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. If, however, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS

DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A  --  Upper-medium-grade  obligations.   Factors  giving  security   to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data opertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

                  Statement of Additional Information Page 46

                             GT GLOBAL THEME FUNDS

        A -- Has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- Reserved for income bonds on which no interest is being paid.


        D -- In payment default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Theme Fund at October 31, 1996, and for the year then ended, appear on the following pages.


                  Statement of Additional Information Page 47

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 49

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 50

                             GT GLOBAL THEME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide


GT GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

G.T. GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


G.T. GLOBAL AMERICA VALUE FUND
Concentrates of equity securities of large cap companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS
GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                      THESX610MC

                            GT GLOBAL INCOME FUNDS:
                                 ADVISOR CLASS


                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580
                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of the GT Global Government Income Fund ("Government Income Fund"), GT Global Strategic Income Fund ("Strategic Income Fund") and GT Global High Income Fund ("High Income Fund") (individually, a "Fund," collectively, "Funds"). Each Fund is a mutual fund organized as a separate non-diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information, which is not a Prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager and administrator for the Government Income Fund, the Strategic Income Fund and the Global High Income Portfolio ("Portfolio") and also serves as the administrator of the High Income Fund. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     15
Investment Limitations...................................................................................................     18
Execution of Portfolio Transactions......................................................................................     23
Directors, Trustees and Executive Officers...............................................................................     25
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     29
Information Relating to Sales and Redemptions............................................................................     30
Taxes....................................................................................................................     31
Additional Information...................................................................................................     34
Investment Results.......................................................................................................     35
Description of Debt Ratings..............................................................................................     42
Financial Statements.....................................................................................................     45


[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL INCOME FUNDS

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. The Strategic Income Fund and the High Income Fund primarily seek high current income and secondarily seek capital appreciation. The High Income Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which, like the High Income Fund, is a non-diversified open-end management investment company with investment objectives identical to those of the High Income Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by the High Income Fund will be its interest in the Portfolio. The High Income Fund may withdraw its investment in the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the High Income Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

INVESTMENT IN EMERGING MARKETS
The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. The Strategic Income Fund may invest up to 50% of its assets in debt securities of issuers in emerging markets. The Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.


In addition to the factors set forth in the Prospectus, the Manager will also consider, when determining what contracts constitute emerging markets, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF DEBT INVESTMENTS

Chancellor LGT Asset Management, Inc. (the "Manager") is the investment manager of the Government Income Fund, the Strategic Income Fund and the Portfolio. In determining the appropriate distribution of investments among various countries and geographic regions for the Government Income Fund, the Strategic Income Fund and the Portfolio, the Manager ordinarily considers the following factors: prospects for relative economic growth among the different countries in which the Government Income Fund, the Strategic Income Fund and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Government Income Fund, the Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries, investments by the Government Income Fund, the Strategic Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Government Income Fund, the Strategic Income Fund and the Portfolio anticipate investing directly in these markets. The Government

                   Statement of Additional Information Page 2

                             GT GLOBAL INCOME FUNDS

Income Fund, the Strategic Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause the Government Income Fund, the Strategic Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by the High Income Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Government Income Fund, the Strategic Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


SAMURAI AND YANKEE BONDS
The Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Government Income Fund, the Strategic Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Strategic Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. While the securities loan is outstanding, the Strategic Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Strategic Income Fund and the Portfolio each will have a right to call each loan and obtain the securities on five business days' notice. The Government Income Fund, the Strategic Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Strategic Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the the Strategic Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Strategic Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of either Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund or Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and

                   Statement of Additional Information Page 3

                             GT GLOBAL INCOME FUNDS

market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Funds or Portfolio if the other party to the repurchase agreement becomes bankrupt, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Company's Board of Directors. The term "Company's Board of Directors" as used herein shall refer to the Board of Directors of the Company and the Board of Trustees of the Portfolio, as applicable. The Manager reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


The Government Income Fund, the Strategic Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund's or the Portfolio's ability to sell the collateral and the Government Income Fund, the Strategic Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Government Income Fund, the Strategic Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. The Government Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Government Income Fund's borrowings will not exceed 30% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Strategic Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Strategic Income Fund's or the Portfolio's, respective total assets. The Government Income Fund, the Strategic Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

The Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment limitations permit it to borrow money for leveraging purposes. The Government Income Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. The Strategic Income Fund and Portfolio may borrow for leveraging purposes. In the event that the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Government Income Fund's, the Strategic Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case.


The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Government Income Fund, the Strategic Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. The Government Income Fund, the Strategic Income Fund and the Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


                   Statement of Additional Information Page 4

                             GT GLOBAL INCOME FUNDS

SHORT SALES
The Government Income Fund, the Strategic Income Fund and the Portfolio are authorized to make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. The Government Income Fund, the Strategic Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. The Government Income Fund, the Strategic Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Government Income Fund, the Strategic Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Government Income Fund, the Strategic Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Government Income Fund, the Strategic Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Government Income Fund, the Strategic Income Fund or the Portfolio or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund or the Portfolio owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in the Government Income Fund's, the Strategic Income Fund's Fund or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                   Statement of Additional Information Page 5

                             GT GLOBAL INCOME FUNDS

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund or the Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund or the Portfolio could suffer a loss. In either such case, the Fund or the Portfolio would have been in a better position had it not hedged at all.


        (4) As described below, a Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS

The Government Income Fund, the Strategic Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Government Income Fund, the Strategic Income Fund and the Portfolio.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such

                   Statement of Additional Information Page 6

                             GT GLOBAL INCOME FUNDS
earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, the Government Income Fund, the Strategic Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Government Income Fund, the Strategic Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Government Income Fund's, the Strategic Income Fund's and the Portfolio's fundamental investment policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.


The premium that the Government Income Fund, the Strategic Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Government Income Fund, the Strategic Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


A Fund or the Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of


                   Statement of Additional Information Page 7

                             GT GLOBAL INCOME FUNDS
the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, the Government Income Fund, the Strategic Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.


The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Government Income Fund, the Strategic Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Government Income Fund, the Strategic Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an

                   Statement of Additional Information Page 8

                             GT GLOBAL INCOME FUNDS
underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund or the Portfolio, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of a Fund's or the Portfolio's total assets at the time of purchase.

The Government Income Fund, the Strategic Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing

                   Statement of Additional Information Page 9

                             GT GLOBAL INCOME FUNDS
level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund or the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. The Government Income Fund, the Strategic Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates.

The Government Income Fund's, the Strategic Income Fund and the Portfolio only will enter into Futures Contracts which are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

                  Statement of Additional Information Page 10

                             GT GLOBAL INCOME FUNDS

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a gain; if it is less, the Government Income Fund, the Strategic Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Government Income Fund, the Strategic Income Fund or the Portfolio.

The Government Income Fund, the Strategic Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Government Income Fund, the Strategic Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any

                  Statement of Additional Information Page 11

                             GT GLOBAL INCOME FUNDS
deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's or the Portfolio's

                  Statement of Additional Information Page 12

                             GT GLOBAL INCOME FUNDS
portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of the Fund's or the Portfolio's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable.

The Government Income Fund, the Strategic Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward
Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

                  Statement of Additional Information Page 13

                             GT GLOBAL INCOME FUNDS

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund or the Portfolio has purchased) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered ") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash, U.S. government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio.

                  Statement of Additional Information Page 14

                             GT GLOBAL INCOME FUNDS

The Manager, the Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Manager. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. The Strategic Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Strategic Income Fund's and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country.

An investment in the Strategic Income Fund and the Portfolio is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund and the Portfolio. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund or the Portfolio will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund or the Portfolio could lose a substantial portion of its investments in such countries. The Fund's and the Portfolio's investments would similarly be adversely affected by exchange control regulation in any of those countries.

                  Statement of Additional Information Page 15

                             GT GLOBAL INCOME FUNDS

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

    ILLIQUID SECURITIES. The Government Income Fund may invest up to 10% of its total assets in securities the disposition of which may be subject to legal or contractual restrictions or the markets for which may be illiquid. The Strategic Income Fund and the Portfolio each may invest up to 15% of total assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchsaing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid.


                  Statement of Additional Information Page 16

                             GT GLOBAL INCOME FUNDS

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Government Income Fund, the Strategic Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's and the Portfolio's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund and the Portfolio. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, the Funds and the Portfolio do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less

                  Statement of Additional Information Page 17

                             GT GLOBAL INCOME FUNDS

governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.


The Funds and the Portfolio may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments; and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these program on the securities owned by the Funds or the Portfolio.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by a Fund or the Portfolio in Japan means that the Fund or the
Portfolio may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently China has moved toward free enterprise, and has established stock exchanges of its own.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares or the total beneficial interests of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or the total beneficial interests of the Portfolio are represented, or (ii) more than 50% of the outstanding shares of the Fund or the total beneficial

                  Statement of Additional Information Page 18

                             GT GLOBAL INCOME FUNDS
interests of the Portfolio. Whenever the High Income Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

                             GOVERNMENT INCOME FUND

The Government Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts ("REITs"), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (14) below;

        (4) Acquire securities subject to restrictions on disposition of securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by a Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's total assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (14) below;

        (9) Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for the 300% asset coverage;

       (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

       (13) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (14) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund and the Portfolio intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign

                  Statement of Additional Information Page 19

                             GT GLOBAL INCOME FUNDS
government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Government Income Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (i) borrow money to purchase securities; and (ii) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

                             STRATEGIC INCOME FUND

The Strategic Income Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund);

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts (REITs), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to (13) below;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (5)  Make  loans,  except  that  the  Fund  may  invest  in  loans   and
    participations,   purchase  debt   securities  and   enter  into  repurchase
    agreements and make loans of portfolio securities;

        (6)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to (13) below;

        (8) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (11) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

                  Statement of Additional Information Page 20

                             GT GLOBAL INCOME FUNDS

       (12) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (13) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts.

For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest more than 15% of its total assets in illiquid securities;

        (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.); and

        (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund).

               HIGH INCOME FUND AND GLOBAL HIGH INCOME PORTFOLIO

The High Income Fund and the Global High Income Portfolio each may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund) except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, including real estate limited partnerships, provided that the Fund and the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund and the Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund and the Portfolio may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund and the Portfolio may invest in loans and participations, purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund and the Portfolio may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7) Borrow money in excess of 33 1/3% of the Fund's or the Portfolio's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). This restriction shall not prevent the Fund or the Portfolio from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund or the Portfolio may not exceed one-third of the Fund's or the Portfolio's respective total assets. In the event that the asset coverage for the Fund's or the Portfolio's borrowings falls below 300%, the Fund or the Portfolio will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset

                  Statement of Additional Information Page 21

                             GT GLOBAL INCOME FUNDS
    coverage.  Transactions  involving  options, futures  contracts,  options on
    futures  contracts   and   forward  currency   contracts,   and   collateral
    arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's or the Portfolio's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund or the Portfolio may invest in securities of companies that engage in these activities; or

       (10) With respect to 50% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
    Fund).

For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, the Fund and the Portfolio intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following investment policies of the Fund and the Portfolio are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

        (3) Purchase or retain the securities of any issuer, if, to the Fund's or the Portfolio's knowledge, one or more of the officers or Directors of the Company, the Fund's or the Portfolio's investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

        (5) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund); or

        (6) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund).


Investors should refer to the Prospectus for further information with respect to each Fund's investment objectives, which may not be changed without the approval of the shareholders and the Portfolio's investment objectives, which may be changed without the approval of investors in the Portfolio, and other investment policies and techniques, which may be changed without shareholder approval.


                  Statement of Additional Information Page 22

                             GT GLOBAL INCOME FUNDS

                      EXECUTION OF PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Government Income and Strategic Income Funds' and the Portfolio's portfolio transactions and the selection of broker/ dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing portfolio transactions, the Manager seeks the best net results for the Government Income and Strategic Income Funds and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/ dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Funds and the Portfolio, the Manager may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term.
Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.



Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.



Under a policy adopted by the Company's Board of Directors and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.


                  Statement of Additional Information Page 23

                             GT GLOBAL INCOME FUNDS

Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund and the Portfolio in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Continental Depository Receipts ("CDRs") or European Depository Receipts ("EDRs") or securities convertible into foreign equity securities. ADRs, ADSs, CDRs and EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the over-the-counter markets.


The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1996, 1995 and 1994, the Portfolio paid aggregate brokerage commissions of $
------, $0 and $24,000, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Government Income Fund paid aggregate brokerage commissions of $
------, $0 and $92,397, respectively. For the fiscal years ended October 31, 1996, 1995 and 1994, the Strategic Income Fund paid aggregate brokerage commissions of $


------, $0 and $134,876, respectively.


PORTFOLIO TRADING AND TURNOVER

Each Fund and the Portfolio engages in portfolio trading when the Manager concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The portfolio turnover rates for the Government Income Fund, Strategic Income Fund and the Portfolio the last two fiscal years were as follows:



                                                                       YEAR ENDED         YEAR ENDED
                                                                    OCTOBER 31, 1996   OCTOBER 31, 1995
                                                                    -----------------  -----------------
Government Income Fund............................................              %               385%
Strategic Income Fund.............................................              %               238%
High Income Portfolio.............................................              %               213%


                  Statement of Additional Information Page 24

                             GT GLOBAL INCOME FUNDS

                            DIRECTORS, TRUSTEES AND
                               EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The  term "Directors" as  used below refers  to the Company's  Directors and the
Portfolio's  Trustees  collectively.  The  Company's  Directors  and   executive
officers and the Portfolio's Trustees and executive officers are listed below.


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco CA 94111                   Inc. since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.
James R. Tufts, 37                       Chief Information Officer for the Manager since October 1996; President, GT Services since
Vice President and Chief                 1995; Senior Vice President -- Finance and Administration, GT Global, GT Services and G.T.
Financial Officer                        Insurance, from 1994 to 1995; Senior Vice President -- Finance and Administration, LGT
50 California Street                     Asset Management and the Manager from 1994 to October 1996; Vice President -- Finance, LGT
San Francisco, CA 94111                  Asset Management, the Manager, GT Global and GT Services from 1990 to 1994; Vice President
                                         -- Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and
                                         GT Services since 1991.


--------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


                  Statement of Additional Information Page 25

                             GT GLOBAL INCOME FUNDS


NAMES, POSITION(S) WITH THE              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY/PORTFOLIO AND ADDRESS            EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

Kenneth W. Chancey, 50            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                         ------------------------------


The Board has a Nominating and Audit Committee, composed of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc., and a Trustee and officer of G.T. Global Growth Series, G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio and Growth Portfolio, which also are registered investment companies managed by the Manager. Each of the individuals listed above serves as a Director or officer of the Company as well as a Trustee or officer of the Portfolio. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of
-- registered investment companies with
-- series managed or administered by the Manager. Each Director or Trustee who is not a director, officer or employee of the Manager or any affiliated company is paid aggregate fees of $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Mr. Quigley, received total compensation of $
--------, $
--------, $
-------- and $
--------, respectively, from the Company's series Funds for their services as Directors. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $ --------, $
--------, $
-------- and $
--------, respectively, from the
-- GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of ------------, 1997, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Company's Funds in the aggregate.


                  Statement of Additional Information Page 26

                             GT GLOBAL INCOME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Government Income Fund's and the Strategic Income Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and the Manager ("Company Management Contract") and as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and the Manager ("Portfolio Management Contract") (collectively, "Management Contracts"). The Manager serves as the High Income Fund's administrator under an Administration Contract
("Administration Contract") between the Company and the Manager. The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for the Government Income Fund, the Strategic Income Fund and the Portfolio and as administrator, the Manager administers each Fund's and the Portfolio's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, the Funds, and the Portfolio and provides suitable office space, necessary small office equipment and utilities. For these services, the Government Income Fund and the Strategic Income Fund each pay the Manager investment management and administration fees, based on the Funds' average daily net assets computed daily and paid monthly, at the annualized rate of .725% on the first $500 million, .70% on the next 1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears a pro rata portion of the investment management and administration fee paid by the Portfolio to the Manager. The Portfolio pays such fees also computed daily and paid monthly at the annualized rate of .475% on the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion, and .40% on amounts thereafter of its average daily net assets, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles.



The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors or Trustees who are not parties to the Management Contract or the Administration Contract, as applicable or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Government Income Fund, the Strategic Income Fund and the Portfolio and the Administration Contract provides that with respect to the High Income Fund either the Company, the Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Management Contract and the Administration Contract terminate automatically in the event of their assignment (as defined in the 1940 Act).



The Manager and GT Global voluntarily have undertaken to limit the expenses of the Advisor Class shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.50% of the average daily net assets of Fund's Advisor Class during each fiscal year. The expenses of the Advisor Class shares of the High Income Fund (and such Fund's pro rata portion of the Portfolio's expenses) would be limited to the annual level of 1.85% of the average daily net assets of that Fund's Advisor Class share. The Manager has agreed to reimburse a Fund if the Fund's annual ordinary expenses exceed those respective levels.


                  Statement of Additional Information Page 27

                             GT GLOBAL INCOME FUNDS


In each of the last three fiscal years the Government Income Fund paid investment management and administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $
1995.......................................................................................................     4,946,971
1994.......................................................................................................     6,390,750



In each of the last three fiscal years the Strategic Income Fund paid investment management and administration fees to the Manager in the following amounts:



                                          YEAR ENDED OCTOBER 31,                                              AMOUNT PAID
-----------------------------------------------------------------------------------------------------------  -------------
1996.......................................................................................................   $
1995.......................................................................................................     4,293,053
1994.......................................................................................................     5,392,542



For the fiscal years ended October 31, 1996, 1995 and 1994, the Portfolio paid investment management and administrative fees of $
--------, $2,411,786 and $2,266,420, respectively, to the Manager. For these same periods, the High Income Fund paid administration fees of $


--------, $860,884 and $886,795, respectively, to the Manager.


DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, GT Global on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by each Fund, to perform shareholder servicing, reporting and general transfer agent functions for each Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by each Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


The Manager serves as each Fund's pricing and accounting agent. As of October 31, 1996, the Government Income Fund, Strategic Income Fund, and High Income Fund paid the Manager fees of $
------, $
------ and $
------, respectively, for such accounting services.



EXPENSES OF THE FUNDS AND THE PORTFOLIO


The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.


                  Statement of Additional Information Page 28

                             GT GLOBAL INCOME FUNDS

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing business time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's and the Portfolio's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.


Options on indices, securities and currencies purchased by a Fund or the Portfolio are valued at their last bid price in the case of listed options or, in the case of OTC options at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also are generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's or the Portfolio's total assets. The Fund's or the Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's or the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Funds' respective net asset values therefore may not take place

                  Statement of Additional Information Page 29

                             GT GLOBAL INCOME FUNDS

contemporaneously with the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING

Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.


As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS

Shares of each Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares of a Fund may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' prior notice to the shareholders of such fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone, telex or telegram redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days written notice.

                  Statement of Additional Information Page 30

                             GT GLOBAL INCOME FUNDS

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Funds from disposing of their portfolio securities or in fairly determining the value of their assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

--------------------------------------------------------------------------------

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and
(4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The High Income Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

See the next section for a discussion of the tax consequences to the High Income Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICS") and other foreign securities by, the Portfolio.

                  Statement of Additional Information Page 31

                             GT GLOBAL INCOME FUNDS

TAXATION OF THE PORTFOLIO -- GENERAL
The Portfolio will be treated as a partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax; instead, the High Income Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also will not be subject to New York income or franchise tax.

Because, as noted above, the High Income Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the High Income Fund will be able to satisfy all those requirements.

Distributions to the High Income Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The High Income Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.

TAXATION OF CERTAIN INVESTMENT ACTIVITIES
For purposes of the following discussion, "Investor Fund" means the Government Income Fund, the Strategic Income Fund or the Portfolio.

    FOREIGN TAXES. Dividends and interest received by an Investor Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it (taking into account, in the case of the High Income Fund, its proportionate share of the Portfolio's taxes paid). Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income (or, in the case of the High Income Fund, the Portfolio's income) from sources within, and taxes paid to, foreign countries if it makes this election.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Investor Fund may invest in the stock of PFICs part (or, in the case of the High Income Fund, its proportionate share of a part). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the High Income Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the High Income Fund, by the Portfolio) on the stock of a PFIC or of any gain from its (or, in the case of the High Income Fund, by the Portfolio's) disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be
taxable  to  the  Fund  to  the  extent  that  income  is  distributed  to   its
shareholders.

If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the High Income Fund) will be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not

                  Statement of Additional Information Page 32

                             GT GLOBAL INCOME FUNDS
received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to  proposed regulations,  open-end  RICs such  as  the Fund  would  be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Investor Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the High Income Fund). However, income from the disposition by an Investor Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months. Income from the disposition by an Investor Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to its principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) if they are held for less than three months.

If an Investor Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Investor Fund (or, in the case of the Portfolio, the High Income Fund) satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Investor Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions listed. To the extent this treatment is not available, an Investor Fund may be forced to defer the closing out of certain options, Futures, Forward Contract or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for that Investor Fund (or, in the case of the Portfolio, the High Income Fund) to continue to qualify as a RIC.

Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts and options on foreign currencies ("Section 988 gains or losses"). Under Section 988, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor
Section 988 transactions to minimize any adverse tax impact.

TAXATION OF THE FUND'S SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be

                  Statement of Additional Information Page 33

                             GT GLOBAL INCOME FUNDS
aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic taxpayers will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Fund's, their shareholders and the Portfolio.
Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) Ltd. in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of each Fund's and the Portfolio's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Funds and the Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P., conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Company, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

                  Statement of Additional Information Page 34

                             GT GLOBAL INCOME FUNDS

USE OF NAME

The Manager has granted the Funds and the Portfolio the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by the Company, the Funds and/or the Portfolio at any time, or to grant the use of such names to any other company.


--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

A Fund's "Standardized Return", as referred to in the Prospectuses (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Advisor Class shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (2) a complete redemption at the end of any period illustrated.


The Funds' Standardized Returns for their Advisor Class shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                GOVERNMENT        STRATEGIC       HIGH INCOME
PERIOD                                                                          INCOME FUND      INCOME FUND         FUND
----------------------------------------------------------------------------  ---------------  ---------------  ---------------
Year ended October 31, 1996.................................................              %                %                %
June 1, 1995 (commencement of operations) to October 31, 1996...............              %                %                %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Funds may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Funds' Non-Standardized Returns for their Advisor Class shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                GOVERNMENT        STRATEGIC       HIGH INCOME
PERIOD                                                                          INCOME FUND      INCOME FUND         FUND
----------------------------------------------------------------------------  ---------------  ---------------  ---------------
Year ended October 31, 1996.................................................              %                %                %
June 1, 1995 (commencement of operations) to October 31, 1996...............              %                %                %


Current yield ("YIELD"), which is calculated separately for Advisor Class shares of each fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:

                   a-b
YIELD =   2     [( --  + 1  )   (6)-1]
                   cd


As of October 22, 1992, the investment objectives and policies of the Strategic Income Fund were changed to high current income, primarily, and capital appreciation, secondarily. Prior to October 22, 1992, the Strategic Income Fund operated as the GT Global Bond Fund and had investment objectives which sought primarily, capital appreciation and moderate current income, secondarily. The total returns and yield for the Strategic Income Fund were primarily achieved under the Strategic Income Fund's prior investment objectives.


A Fund's "Standardized Return", as referred to in the Prospectuses (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P")

                  Statement of Additional Information Page 35

                             GT GLOBAL INCOME FUNDS

over a period of years ("n") according to the following formula as required by the SEC: P(1+T)(n) = EV. The following assumptions will be reflected in with respect to Class A shares computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge with respect to Class B shares of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Funds' Standardized Returns, for their Class A shares, stated as average annual total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 31, 1990 through October 31, 1996...................................            %              %              %
March 29, 1988 through October 31, 1996.....................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %



The Funds' Standardized Returns for their Class B shares, which were first offered on October 22, 1992, stated as average annual total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %



"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Funds may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Funds' Non-Standardized Returns for their Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 31, 1990 through October 31, 1996...................................            %              %              %
March 29, 1988 through October 31, 1996.....................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as aggregate total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %



The Funds' Non-Standardized Returns for the Funds' Class A shares stated as average annual total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 31, 1990 through October 31, 1996...................................            %              %              %
March 29, 1988 through October 31, 1996.....................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %



The Funds' Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annual total returns, for the periods shown, were as follows:



                                                                               GOVERNMENT      STRATEGIC     HIGH INCOME
PERIOD                                                                         INCOME FUND    INCOME FUND       FUND
----------------------------------------------------------------------------  -------------  -------------  -------------
Year ended October 31, 1996.................................................            %              %              %
October 22, 1992 through October 31, 1996...................................            %              %              %


                  Statement of Additional Information Page 36

                             GT GLOBAL INCOME FUNDS

Current yield ("YIELD"), which is calculated separately for Class A and Class B shares of each fund, is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the Securities and Exchange Commission:

                   a-b
YIELD =   2     [( --  + 1  )   (6)-1]
                   cd


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, as amended, on account of the inclusion of such information herein.


GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.


Each Fund and GT Global, from time to time, may compare the Funds with the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets including the Salomon Brothers World Government Bond Index, which is a widely used index of ten year government bonds with remaining maturities greater than one year.

        (2) The Shearson Lehman Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of

                  Statement of Additional Information Page 37

                             GT GLOBAL INCOME FUNDS

    the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities and the Salomon Brothers Brady Bond Index which measures the total return performance of Brady Bonds issued since March, 1990, and are issued in U.S. dollar denominated instruments.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries

       (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The  World  Bank  Publication  of  Trends  in  Developing  Countries
    ("TIDE") provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope, each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20) Various publications and reports produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service and Standard & Poor's.


       (23) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

Indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's

                  Statement of Additional Information Page 38

                             GT GLOBAL INCOME FUNDS

Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management in advertising materials.

GT Global believes the GT Global Income Funds can be an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The GT Global Income Funds do not represent a complete investment program and the investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

The Funds may compare their performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Funds may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Funds differ from bank investments in several respects. The Funds may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Funds will have a fluctuating share price and return and is not FDIC insured.

The Funds' performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar,

                  Statement of Additional Information Page 39

                             GT GLOBAL INCOME FUNDS

Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R2 in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

                  Statement of Additional Information Page 40

                             GT GLOBAL INCOME FUNDS

The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Market risk entails a change in value of a security due to market uncertainty. Industry risk can be described as the market risk associated with companies engaged in a similar business.

The next two risks, credit and interest rate risk, more often are associated with fixed income investing. Credit risk refers to the creditworthiness of an issuer of debt securities and its ability to pay interest and repay the principal value of the bond. Interest rate risk has two components. When interest rates rise or fall the value of the security generally will move correspondingly in the opposite direction. Further, the longer the maturity the greater the impact on the bond's value.

Finally, there is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

From time to time, the Fund and GT Global will quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry, or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


18) Countries restructuring their debt, including those under the Brady Plan: the Manager.


19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or


                  Statement of Additional Information Page 41

                             GT GLOBAL INCOME FUNDS

any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from its worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's quidelines by selecting local securities that offer strong growth and income potential.


ECONOMIC DEVELOPMENT IN EMERGING MARKETS

The Manager has identified six phases to track the progress of developing economies.



In addition, the Manager focuses on the transitions between each phase:


    BETWEEN PHASES 1 & 2, STABILIZATION: Developing nations recognize the need for economic reform and launch initiatives to stabilize their economies. Typical measures might include initiating monetary reforms to contain inflation, controlling government spending, and addressing external trade imbalances.

    BETWEEN PHASES 2 & 3, RENOVATION: Economic development gathers momentum as the governments of developing nations take further steps to increase productivity and external competitiveness. Typical reforms include easing market regulations, privatizing state-owned industries, lowering trade barriers and reforming the national tax structure.

    BETWEEN PHASES 3 & 4, NEW CONSTRUCTION: As economic reforms take hold, infrastructure improvements are needed to facilitate and support long-term growth. The construction and upgrading of highways and airports, communications and utility systems generally require financing in the form of public debt. Similarly, as the private sector develops, bolstered by new privatizations, corporate debt securities typically are issued to finance business expansion.

EMERGING MARKET TRADING VOLUME
The annual trading volume of debt securities from developing economies according to Salomon Brothers, Inc. has grown from $90 billion in 1990 to $150 billion in 1991, to $400 billion in 1992 and was estimated to be $1,200 billion at the end of 1993 and $1.5 trillion at the end of 1994, respectively.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

        A   --  Upper-medium-grade-obligations.   Factors  giving   security  to
    principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Statement of Additional Information Page 42

                             GT GLOBAL INCOME FUNDS

        Ba -- Have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal and differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

                  Statement of Additional Information Page 43

                             GT GLOBAL INCOME FUNDS

        CCC -- Has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay senior short-term debt obligations. Prime-1 repayment ability generally will be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability to repay senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest rating indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                  Statement of Additional Information Page 44

                             GT GLOBAL INCOME FUNDS

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of GT Global Government Income Fund, GT Global Strategic Income Fund, GT Global High Income Fund, and Global High Income Portfolio as of October 31, 1996 and for the year then ended appear on the following pages.


                  Statement of Additional Information Page 45

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 46

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 47

                             GT GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 48

                             GT GLOBAL INCOME FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS GROWTH FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products



GT GLOBAL HEALTH CARE FUND


Invests in the growing health care industries worldwide



GT GLOBAL INFASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infastructure



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources



GT GLOBAL TELECOMMUNICATIONS FUND


Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests  in  high  quality,  U.S.  dollar-denominated  money  market  securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL GOVERNMENT INCOME FUND, GT GLOBAL STRATEGIC INCOME FUND, GT GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      INCSX610MC

                               GT GLOBAL GROWTH &
                           INCOME FUND: ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


GT Global Growth & Income Fund ("Fund") is a non-diversified mutual fund organized as a separate series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated March 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management Inc. ( the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     16
Execution of Portfolio Transactions......................................................................................     17
Directors and Executive Officers.........................................................................................     19
Management...............................................................................................................     21
Valuation of Fund Shares.................................................................................................     22
Information Relating to Sales and Redemptions............................................................................     23
Taxes....................................................................................................................     25
Additional Information...................................................................................................     27
Investment Results.......................................................................................................     28
Description of Debt Ratings..............................................................................................     34
Financial Statements.....................................................................................................     36


[LOGO]

                   Statement of Additional Information Page 1

                         GT GLOBAL GROWTH & INCOME FUND

                            INVESTMENT OBJECTIVE AND
                                    POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation together with current income. The Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

SELECTION OF EQUITY INVESTMENTS

For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.



INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Fund may invest in the securities of investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in an aggregate of all such investment companies. Investment in such investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.


DEPOSITORY RECEIPTS
The Fund may hold equity securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or


                   Statement of Additional Information Page 2

                         GT GLOBAL GROWTH & INCOME FUND

possible loss of rights in the collateral should the borrower fail financially. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage

                   Statement of Additional Information Page 3

                         GT GLOBAL GROWTH & INCOME FUND

Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain, in a segregated account with a custodian, cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility. The Fund may only make short sales "against the box." In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Fund could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.


The Fund might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("Code"). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.


                   Statement of Additional Information Page 4

                         GT GLOBAL GROWTH & INCOME FUND

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 5

                         GT GLOBAL GROWTH & INCOME FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

                   Statement of Additional Information Page 6

                         GT GLOBAL GROWTH & INCOME FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price any any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

                   Statement of Additional Information Page 7

                         GT GLOBAL GROWTH & INCOME FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

                   Statement of Additional Information Page 8

                         GT GLOBAL GROWTH & INCOME FUND
an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates and decreases in currency exchange rates or stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

The Fund only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures
Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures

                   Statement of Additional Information Page 9

                         GT GLOBAL GROWTH & INCOME FUND
Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be

                  Statement of Additional Information Page 10

                         GT GLOBAL GROWTH & INCOME FUND
increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Company's Board of Directors.

                  Statement of Additional Information Page 11

                         GT GLOBAL GROWTH & INCOME FUND

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

                  Statement of Additional Information Page 12

                         GT GLOBAL GROWTH & INCOME FUND

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets.
Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  Statement of Additional Information Page 13

                         GT GLOBAL GROWTH & INCOME FUND

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Chancellor LGT monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


                  Statement of Additional Information Page 14

                         GT GLOBAL GROWTH & INCOME FUND

    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U. S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."


    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.


    SPECIAL CONSIDERATIONS AFFECTING JAPAN AND HONG KONG. The concentration of investments by the Fund in Japan means that the Fund may be more volatile than a fund that is broadly diversified geographically. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements.

                  Statement of Additional Information Page 15

                         GT GLOBAL GROWTH & INCOME FUND
Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property rights will continue to be safeguarded in Hong Kong after 1997, although recently, China has moved toward free enterprise, and has established stock exchanges of its own.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information and subject to operating policy (4) below;

        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts subject to operating policy (4) below;

        (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets at the lower of cost or fair market value. The Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will

                  Statement of Additional Information Page 16

                         GT GLOBAL GROWTH & INCOME FUND
    reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or

       (11) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

For purposes of the concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not: (1) invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer; (2) sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short; (3) invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or (4) enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.


Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries,


                  Statement of Additional Information Page 17

                         GT GLOBAL GROWTH & INCOME FUND

securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases, the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest generally are traded in the over-the-counter markets.

The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of the Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid aggregate brokerage commissions of $
-------, $318,958 and $280,861, respectively.


PORTFOLIO TRADING AND TURNOVER

The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/ or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. However the portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. For the fiscal years ended October 31, 1996, and 1995, the Fund's portfolio turnover rates were


--%, and 83%, respectively.


                  Statement of Additional Information Page 18

                         GT GLOBAL GROWTH & INCOME FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella,* 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco CA 94111                   Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

James R. Tufts, 37                       Chief Information Officer for the Manager since October 1996; President, GT Services since
Vice President and Chief                 1995; Senior Vice President of Finance and Administration, GT Global, GT Services and G.T.
Financial Officer                        Insurance, from 1994 to 1995; Senior Vice President of Finance and Administration, LGT
50 California Street                     Asset Management, and the Manager from 1994 to October 1996; Vice President of Finance,
San Francisco, CA 94111                  LGT Asset Management Holdings, the Manager, GT Global and GT Services from 1990 to 1994;
                                         Vice President of Finance, G.T. Insurance from 1992 to 1994; and a Director of the
                                         Manager, GT Global and GT Services since 1991.


--------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


                  Statement of Additional Information Page 19

                         GT GLOBAL GROWTH & INCOME FUND


Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Floating Rate Portfolio, a Trustee and officer of G.T. Global Growth Series and a Trustee of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio and Global Investment Portfolio, which are also registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director or Trustee and Officer, respectively, of
-- registered investment companies with
--series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or other affiliated company, received total compensation of
--------,
--------,
--------and
--------, respectively, from the Company for which he or she serves as a Director. For the fiscal year ended October 31, 1996 Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $ --------, $
--------, $
-------- and $
--------, respectively, from the
-- GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 20

                         GT GLOBAL GROWTH & INCOME FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund, the Company or the Manager may terminate the Contract without penalty upon sixty days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.50% of the average daily net assets of the Fund's Advisor Class shares, during each fiscal year and the Manager and GT Global have agreed to reimburse the Fund if the Fund's expenses exceed that amount.



The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Fund to the Manager during the Fund's last three fiscal years:



YEAR ENDED OCTOBER 31,                                                                                      AMOUNT PAID
---------------------------------------------------------------------------------------------------------  -------------
1996.....................................................................................................   $
1995.....................................................................................................   $ 6,301,399
1994.....................................................................................................   $ 5,676,421


DISTRIBUTION SERVICES
The Fund's Advisor Class shares are offered continuously through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


The Manager serves as the Fund's pricing and accounting agent. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager ("GT Global Mutual Funds") and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.



As of October 31, 1996, the Fund paid the Manager fees of $

------ for such accounting services.

                  Statement of Additional Information Page 21

                         GT GLOBAL GROWTH & INCOME FUND

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.


--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on each business day the NYSE is open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

                  Statement of Additional Information Page 22

                         GT GLOBAL GROWTH & INCOME FUND

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available, or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors, in good faith, will establish a conversion rate for such currency.


European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the
Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment for Fund shares, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of

                  Statement of Additional Information Page 23

                         GT GLOBAL GROWTH & INCOME FUND
such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution, if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which would prohibit the Fund from disposing of its portfolio securities or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 24

                         GT GLOBAL GROWTH & INCOME FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to qualify or to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that

                  Statement of Additional Information Page 25

                         GT GLOBAL GROWTH & INCOME FUND
represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                  Statement of Additional Information Page 26

                         GT GLOBAL GROWTH & INCOME FUND

Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, futures and Forward Contracts on foreign currencies ("Section 988" gains or loss). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide asset management affiliates also currently include LGT Asset Management PLC, formerly GT Management PLC in London, England; LGT Asset Management Ltd., formerly GT Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly GT Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly GT Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly GT Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 27

                         GT GLOBAL GROWTH & INCOME FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information in the Prospectus"), is calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board and (4) a complete redemption at the end of any period illustrated.


The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1996.........................................................................                %
October 31, 1991 to October 31, 1996................................................................                %
September 25, 1990 (commencement of operations) to October 31, 1996.................................                %



The Fund's Standardized Returns for its Class B shares, which were first offered on October 22, 1992, stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Year ended October 31, 1996.........................................................................                 %
October 22, 1992 (commencement of operations) to October 31, 1996...................................                 %



The Fund's Standardized Returns for its Advisor Class shares, stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996..................................................................                %
June 1, 1995 (commencement of operations) to October 31, 1996.......................................                %


"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns for its Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1996.......................................................................                 %
October 31, 1991 to October 31, 1996..............................................................                 %
September 25, 1990 (commencement of operations) to October 31, 1996...............................                 %


The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as aggregate total returns, for the periods shown, were as follows:


PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Year ended October 31, 1996.......................................................................                 %
October 22, 1992 (commencment of operations) to October 31, 1996..................................                 %


                  Statement of Additional Information Page 28

                         GT GLOBAL GROWTH & INCOME FUND


The Fund's Non-Standardized Returns for its Advisor Class shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Fiscal year ended October 31, 1996................................................................                 %
June 1, 1995 (commencement of operations) to October 31, 1996.....................................                 %



The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996...................................................................                %
October 31, 1991 to October 31, 1996.................................................................                %
September 25, 1990 (commencement of operations) to October 31, 1996..................................                %



The Fund's Non-Standardized Returns for its Class B shares which were first offered on October 22, 1992, stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                             NON-STANDARDIZED RETURN
------------------------------------------------------------------------------------------------  -------------------------
Fiscal year ended October 31, 1996..............................................................                  %
October 22, 1992 (commencement of operations) to October 31, 1996...............................                  %



The Fund's Non-Standardized Returns for its Advisor Class shares, stated as average annualized total returns, for the periods shown, were as follows:



                                                                                                         NON-STANDARDIZED
                                                                                                        AVERAGE ANNUALIZED
PERIOD                                                                                                     TOTAL RETURN
-----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996...................................................................                %
June 1, 1995 (commencement of operations) to October 31, 1996........................................                %


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

Information relating to foreign market performance and diversification is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the IFC for inclusion in its various international market indices may not necessarily constitute a representative cross section of the particular markets.



GT Global believes that information relating to foreign market performance and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. The Fund is actively managed, I.E. The Manager, as the Fund's investment manager, actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund may invest a portion of its assets in corporate bonds, while the above data relates only to government bonds. Each of these factors will cause the performance of the Fund to differ from indices.


In addition, GT Global may in its radio, television and other advertising, employ the use of sound effects such as, for example, sounds of electronic data being communicated.

The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage-backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service Inc. or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

                  Statement of Additional Information Page 29

                         GT GLOBAL GROWTH & INCOME FUND

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

        (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (13) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (14) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (15) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (16) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (17) International Financial Statistics, which is produced by the International Monetary Fund.

       (18) Various publications and reports produced by the World Bank and its affiliates.

       (19) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (20) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service and Standard & Poor's.


       (21) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

                  Statement of Additional Information Page 30

                         GT GLOBAL GROWTH & INCOME FUND

       (22) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (23) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (24) Various publications from the Organization for Economic Cooperation and Development (OECD).

Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes the Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including, but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

                  Statement of Additional Information Page 31

                         GT GLOBAL GROWTH & INCOME FUND

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation, such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these plans which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

                  Statement of Additional Information Page 32

                         GT GLOBAL GROWTH & INCOME FUND

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permit the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and GT Global will quote certain information including, but not limited to, data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


17) Countries restructuring their debt, including those under the Brady Plan: the Manager.


18) Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of


                  Statement of Additional Information Page 33

                         GT GLOBAL GROWTH & INCOME FUND

Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

                  Statement of Additional Information Page 34

                         GT GLOBAL GROWTH & INCOME FUND

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


    STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "DD" according to quality. Investment grade ratings are the first four categories:


        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                  Statement of Additional Information Page 35

                         GT GLOBAL GROWTH & INCOME FUND

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

COMMERCIAL PAPER RATINGS

The Fund may invest only in high quality commercial paper, i.e. commercial paper rated Prime-1 by Moody's, A-1 by S&P, or, if unrated, judged by the Manager to be of comparable quality. Issuers rated Prime-1 by Moody's have, in Moody's judgment, a superior capacity for repayment of short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues assigned the A-1 rating by S&P are regarded by S&P as having the greatest capacity for timely payment. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of October 31, 1996, and for its fiscal year then-ended appear on the following pages.


                  Statement of Additional Information Page 36

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 37

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 38

                         GT GLOBAL GROWTH & INCOME FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 39

                         GT GLOBAL GROWTH & INCOME FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS


GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND


Invests in companies that manufacture, market, retail, or distribute consumer products or services



GT GLOBAL FINANCIAL SERVICES FUND


Focuses on the worldwide opportunities from the demand for financial services and products


GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide


GT GLOBAL INFRASTRUCTURE FUND


Seeks companies that build, improve or maintain a country's infrastructure



GT GLOBAL NATURAL RESOURCES FUND


Concentrates on companies that own, explore or develop natural resources


GT GLOBAL TELECOMMUNICATIONS FUND

Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment


/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUNDS

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

FIXED INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL GROWTH & INCOME FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON IN SUCH JURISDICTION TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER.



                                                                      GROSX610MC

                      GT GLOBAL LATIN AMERICA GROWTH FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


GT Global Latin America Growth Fund ("Fund") is a non-diversified mutual fund organized as a separate series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class of the Fund is not a prospectus and supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated March 1, 1997. A copy of the Fund's Prospectus is available without charge by either writing the Fund at the above address or by calling the Fund at the toll-free telephone number printed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     20
Directors and Executive Officers.........................................................................................     22
Management...............................................................................................................     24
Valuation of Fund Shares.................................................................................................     25
Information Relating to Sales and Redemptions............................................................................     26
Taxes....................................................................................................................     28
Additional Information...................................................................................................     31
Investment Results.......................................................................................................     31
Description of Debt Ratings..............................................................................................     38
Financial Statements.....................................................................................................     40

[LOGO]

                   Statement of Additional Information Page 1

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

SELECTION OF EQUITY INVESTMENTS

Chancellor LGT Asset Management, Inc. (the "Manager") is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for interest rates; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing companies for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.



There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of the Fund's assets normally will be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions.



The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of Latin American countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange
Commission (SEC) restrictions to permit the Fund to invest in certain of these securities subject to certain restrictions.


DEBT CONVERSIONS

Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to use to participate in Latin American debt conversion programs. The Manager will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.


                   Statement of Additional Information Page 2

                      GT GLOBAL LATIN AMERICA GROWTH FUND


INVESTMENTS IN OTHER INVESTMENT COMPANIES


With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 25% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash, U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Company's Board of Directors. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

                   Statement of Additional Information Page 3

                      GT GLOBAL LATIN AMERICA GROWTH FUND

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING AND REVERSE REPURCHASE AGREEMENTS


The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow. The Fund's fundamental investment limitations prohibit the Fund from purchasing securities during times when outstanding borrowings represent more than 5% of its total assets.



The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


SHORT SALES
The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.


The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.


If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

                   Statement of Additional Information Page 4

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an investment prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options will generally be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the

                   Statement of Additional Information Page 5

                      GT GLOBAL LATIN AMERICA GROWTH FUND
writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.


The Fund would generally write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during


                   Statement of Additional Information Page 6

                      GT GLOBAL LATIN AMERICA GROWTH FUND
periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indicies and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options or securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

                   Statement of Additional Information Page 7

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style or on (European Style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call or an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

                   Statement of Additional Information Page 8

                      GT GLOBAL LATIN AMERICA GROWTH FUND

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS
The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs

                   Statement of Additional Information Page 9

                      GT GLOBAL LATIN AMERICA GROWTH FUND
must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

                  Statement of Additional Information Page 10
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                      GT GLOBAL LATIN AMERICA GROWTH FUND

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account

                  Statement of Additional Information Page 11

                      GT GLOBAL LATIN AMERICA GROWTH FUND
unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract Sales limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends

                  Statement of Additional Information Page 12

                      GT GLOBAL LATIN AMERICA GROWTH FUND
to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of Latin American companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.


In addition, even though opportunities for investment may exist in Latin American countries, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government

                  Statement of Additional Information Page 13

                      GT GLOBAL LATIN AMERICA GROWTH FUND
which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property, similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries.

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.


    ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United Staes, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. Iin recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number


                  Statement of Additional Information Page 14

                      GT GLOBAL LATIN AMERICA GROWTH FUND

of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports such determinations to the Board of Directors. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.


More than 10% of the Fund's total assets may consist of illiquid securities from time to time either because of adverse events which occur following the purchase of the securities which cause them to become illiquid or because liquid securities are sold to meet redemption requests or other needs of the Fund. Illiquid securities are more difficult to value accurately due to, among other things, the fact that such securities often trade infrequently or only in smaller amounts.

On December 31, 1995 the market capitalizations of listed equity securities on the major exchanges in Argentina, Brazil, Chile and Mexico were US$26.0 billion, $77.0 billion, $36.9 billion and $59.3 billion, respectively. By comparison, at December 31, 1995 the market capitalization of the NYSE alone was US$6.0 trillion. A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. The stock markets in Brazil declined sharply in mid 1989, and closed briefly, following a large settlement failure. Another significant decline occurred in the first quarter of 1990. In 1987, the Mexican stock exchange experienced a severe correction, its index declining over 70 percent. This market volatility may result in greater volatility in the Fund's net asset value than would be the case for companies investing in domestic securities. If the Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Recent relevant foreign investment restrictions in each of the four principal economies of Latin America, which are susceptible to significant and immediate changes, can be summarized in part as follows:

    ARGENTINA. Previous restrictions on foreign investment have been abolished and prior approval of such investment is no longer required (except where required in specific statutes governing certain activities), ensuring equal treatment of national and foreign capital applied to economic activities. At present foreign capital can move freely in and out of Argentina and no foreign exchange restrictions are applied to dividend or capital gains remittance.

    BRAZIL. Under regulations adopted by the government of Brazil, the Fund is able to purchase Brazilian securities without regard to any diversification or repatriation restrictions. However, the regulations require that the Fund's investments be limited to securities issued by publicly-held corporations acquired on the Brazilian stock exchanges or on over-the-counter markets organized by the Commission de Valores Mobiliarios (CVM) or units of certain Financial Investment Funds. The Fund's authority to invest in Brazil pursuant to this regulation remains subject to approval by the

                  Statement of Additional Information Page 15

                      GT GLOBAL LATIN AMERICA GROWTH FUND
CVM. In addition, the Fund is required to appoint a Brazilian administrator to perform certain functions with respect to its holdings of Brazilian securities.


    CHILE. Direct investment by foreign investors in Chile is subject to certain Chilean investment restrictions, including a requirement that invested capital must remain in Chile for a minimum of at least one year. The remittance of dividends and capital gains can be effected without material restrictions on timing and amount. Indirect investments, however, may be made through already established investment funds and such investments will not be subject to the restriction regarding residency of capital, although they will be subject to the limitations, described above, regarding investments by the Fund in the securities of other investment companies. In addition to investing indirectly in the Chilean market, the Fund may establish its own foreign investment fund in Chile for which a Chilean administrator will be required. The Fund may also gain access to investment in Chile via the 18 American Depositary Receipts ("ADRs") currently traded in the U.S. on the New York Stock Exchange. The Manager believes these events significantly broadened the Fund's ability to gain access to the Chilean market.


    MEXICO. Generally, foreigners may directly acquire shares of Mexican companies up to a limit of 49 percent of the share capital of the issuer without prior approval. Foreigners may acquire shares in the share capital of certain Mexican listed companies usually reserved to Mexican nationals, and may acquire in excess of the 49 percent limit referred to above, through trust arrangements with Nacional Financiera, S.N.C. ("Nafin"), the Mexican government development finance bank. Under this arrangement Nafin will acquire the securities that the Fund purchases and then issue Ordinary Certificates of Participation ("CEPOS"). As a holder of the CEPOS, the Fund would have all rights of the shares acquired, but it would not have voting rights. There are no restrictions on the movement of capital in and out of Mexico. Dividends and capital gains can also be freely remitted, subject to any withholding tax.

    VENEZUELA. In order to stabilize the country's financial system, the government suspended foreign exchange trading on July 6, 1994. The market was "officially" opened July 11, however, the Bolivar did not begin trading until January 10, 1995 at a level of 212 and 220 (the level held since December 1994).

The Venezuelan Exchange Administration Board issued Resolution No. 41 regarding foreign investment registration and repatriation for capital dividends and interest. The Resolution provides that all investment should be registered with the Superintendency of Foreign Investment (SEIX) and the Technical Administration Exchange Office (OTAC). Article 2 of the Resolution states that "investments" is defined as those transactions executed through the local stock exchange (this prohibits OTC transaction proceeds from being eligible for repatriation).

Resolution No. 41 also required refiling by funds previously approved. The Fund has complied with the regulations and has obtained approval by the Regulatory Commission. This avoids jeopardizing the assets held by the Fund.

In November 1994 the government passed a Resolution allowing foreign investors to repatriate without restrictions under the new controlled exchange system. It is now possible to repatriate any capital or income provided that the OTAC has proof that the investor has obtained a tax identification code and complied with all tax return filing requirements.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, data concerning Latin American securities shown elsewhere in this Statement of Additional Information may be materially affected by restatements for inflation and may not accurately reflect the real conditions of companies and securities markets. There is substantially less publicly available information about foreign


                  Statement of Additional Information Page 16

                      GT GLOBAL LATIN AMERICA GROWTH FUND
companies, including Latin American companies, and the governments of Latin American countries than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because the Fund under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.


It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital, or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in


                  Statement of Additional Information Page 17

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Chile cannot under most circumstances be repatriated for at least one year. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    SOVEREIGN DEBT. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

In recent years, some of the Latin American countries in which the Fund expects to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt.

The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.


The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager intends to manage the Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund to suffer a loss of interest or principal on any of its holdings.


Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, the Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If the Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign country issuers, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and

                  Statement of Additional Information Page 18

                      GT GLOBAL LATIN AMERICA GROWTH FUND
investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------
The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.

                  Statement of Additional Information Page 19

                      GT GLOBAL LATIN AMERICA GROWTH FUND

For purposes of the Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies of the Fund and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;


        (4) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

        (5) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

        (6) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are 'in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

The Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such broker/dealers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the


                  Statement of Additional Information Page 20

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the Fund's fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid aggregate brokerage commissions of $ -------, $891,513 and $708,799, respectively.


PORTFOLIO TURNOVER AND TRADING

The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Fund does not intend generally to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. The Fund's portfolio turnover rate will not be a limiting factor when the Manager deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The Fund's portfolio turnover rates for the fiscal years ended October 31, 1996 and 1995 were


----% and 125%, respectively.


                  Statement of Additional Information Page 21

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco CA 94111                   Inc. since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Director                                 services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee or each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

James R. Tufts, 37                       Chief Information Officer for the Manager since October 1996; President, GT Services since
Vice President and Chief                 1995; Senior Vice President of Finance and Administration, GT Global, GT Services and G.T.
Financial Officer                        Insurance, from 1994 to 1995; Senior Vice President of Finance and Administration, LGT
50 California Street                     Asset Management and the Manager from 1994 to October 1996; Vice President of Finance, LGT
San Francisco, CA 94111                  Asset Management, the Manager, GT Global and GT Services from 1990 to 1994; Vice President of Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and
                                         GT Services since 1991.


--------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


                  Statement of Additional Information Page 22

                      GT GLOBAL LATIN AMERICA GROWTH FUND


NAME, POSITION(S) WITH THE        PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS               EXPERIENCE FOR PAST 5 YEARS
--------------------------------  ------------------------------------------------------------------------
Kenneth W. Chancey, 50                   Vice President of Mutual Fund Accounting, the Manager since 1992; and Vice President,
Vice President and                       Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors for the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series and a Trustee of G.T. Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Global Investment Portfolio and Growth Portfolio, which are also registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and or Trustee and Officer, respectively, of
-- registered investment companies with
-- series managed or administered by the Manager. The Company pays each Director, who is not a director, officer or employee of the Manager or any affiliated company, $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $
--------, $
--------, $
-------- and $
--------, respectively, from the Company for their services as Directors. For the year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley each received total compensation of $
--------, $
--------, $
-------- and $
--------, respectively, from the
-- GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 23

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



The Manager and GT Global have undertaken to limit the Fund's Advisor Class share expenses to 1.90% of average daily net assets of the Advisor Class shares, and the Manager has agreed to reimburse the Fund if the Fund's annual ordinary expenses exceed 1.90% of average daily net assets of Fund's Advisor Class shares (exclusive of brokerage commissions, interest, taxes, certain expenses attributable to investing outside the U.S. and extraordinary expenses).



For the fiscal year ended October 31, 1996, the Fund paid management and administration fees in the amount of $
-------- to the Manager. For the fiscal year ended October 31, 1995, the Fund paid management and administration fees in the amount of $3,913,429 to the Manager. For the fiscal year ended October 31, 1994, the Fund paid management and administration fees in the amount of $3,601,301.


Certain Latin American countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES
The Fund's Advisor Class shares are continuously offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationary and office supplies.


The Manager serves as the Fund's pricing and accounting agent. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager ("GT Global Mutual Funds") and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets. As of October 31, 1996, the Fund paid the Manager fees of $

------ for such accounting services.

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory and brokerage fees discussed above, legal and audit expenses, custodian and transfer agency and pricing and accounting fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general


                  Statement of Additional Information Page 24

                      GT GLOBAL LATIN AMERICA GROWTH FUND
Company expenses and expenses shared by the Fund and other funds organized as series of the Company with one another are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

The Fund's portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are

                  Statement of Additional Information Page 25

                      GT GLOBAL LATIN AMERICA GROWTH FUND
deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.


--------------------------------------------------------------------------------

                       INFORMATION RELATING TO SALES AND
                                  REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law.

EXCHANGES BETWEEN FUNDS
A shareholder may exchange shares of the Fund for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days' written notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objectives of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer

                  Statement of Additional Information Page 26

                      GT GLOBAL LATIN AMERICA GROWTH FUND
Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketed securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the net assets of the Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 27

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that

                  Statement of Additional Information Page 28

                      GT GLOBAL LATIN AMERICA GROWTH FUND
represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise-Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                  Statement of Additional Information Page 29

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Futures and  Forward Contracts  that are  subject to  Section 1256  of the  Code
(other  than  those  that  are  part  of  a  "mixed  straddle")  ("Section  1256
Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gain or loss). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.

                  Statement of Additional Information Page 30

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly GT Management PLC in London, England; LGT Asset Management Ltd., formerly GT Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly GT Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly GT Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly GT Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P., will conduct an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time or to grant the use of such names to any other company.


--------------------------------------------------------------------------------

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------
The Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information"), is calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of

                  Statement of Additional Information Page 31

                      GT GLOBAL LATIN AMERICA GROWTH FUND
dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.


The Fund's Standardized Return for its Class A shares stated as average annualized total returns, for the periods shown, were as follows:



                                             STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
October 31, 1991 to October 31, 1996....             %
August 13, 1991 (commencement of
 operations) to October 31, 1996........             %


The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annual total returns, for the periods shown, were:


                                             STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
April 1, 1993 (commencement of
 operations) to October 31, 1996........             %



The Fund's Standardized Return for its Advisor Class shares stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                                  STANDARDIZED RETURN
------------------------------------------------------------------------------------------------------  -------------------
Year ended October 31, 1996...........................................................................               %
June 1, 1995 (commencement of operations) to October 31, 1996.........................................               %


"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted.

As discussed in the Prospectus, the Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns, for its Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                           AGGREGATE TOTAL
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
August 13, 1991 (commencement of
 operations) to October 31, 1996........             %


The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were:


                                           NON-STANDARDIZED
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
April 1, 1993 (commencement of
 operations) to October 31, 1996........             %



The Fund's Non-Standardized Returns, for its Advisor Class shares, stated as aggregate total returns, for the periods shown, were as follows:



                                           AGGREGATE TOTAL
PERIOD                                          RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
June 1, 1995 (commencement of
 operations) to October 31, 1996........             %


                  Statement of Additional Information Page 32

                      GT GLOBAL LATIN AMERICA GROWTH FUND


The Fund's Non-Standardized Returns, for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



                                           NON-STANDARDIZED
                                          AVERAGE ANNUALIZED
PERIOD                                       TOTAL RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
October 31, 1991 to October 31, 1996....             %
August 13, 1991 (commencement of
 operations) to October 31, 1996........             %


The Fund's Non-Standardized Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                           NON-STANDARDIZED
                                          AVERAGE ANNUALIZED
PERIOD                                       TOTAL RETURN
----------------------------------------  ------------------
Year ended October 31, 1996.............             %
April 1, 1993 (commencement of
 operations) to October 31, 1996........             %



The Fund's Non-Standardized Returns, for its Advisor Class shares, stated as average annualized total returns, for the periods shown, were as follows:



                                           NON-STANDARDIZED
                                          AVERAGE ANNUALIZED
PERIOD                                       TOTAL RETURN
----------------------------------------  ------------------
June 1, 1995 (commencement of
 operations) to October 31, 1996........             %


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS.

Information relating to foreign market performance, market capitalization and diversification is based on sources believed to be reliable, but is not all-inclusive nor warranted as to accuracy by the Fund or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International for inclusion in its various international market indices may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes information relating to foreign market performance, market capitalization and diversification may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in equity and/or debt securities on a global basis. However, this data is not a representation of the past performance of the Fund nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations that will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective. Moreover, the Fund's concentration in the equity and debt securities of Latin American issuers will cause the Fund's performance to differ from the general equity and bond indices.


The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

                  Statement of Additional Information Page 33

                      GT GLOBAL LATIN AMERICA GROWTH FUND

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

       (14) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes dividends and one excludes dividends.

       (15) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (16) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (17) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (18) Datastream and Worldscope each is an on-line database retrieval service for information including but not limited to international financial and economic data.

       (19) International Financial Statistics, which is produced by the International Monetary Fund.

       (20)   Various  publications  and  annual   reports  such  as  the  World
    Development Report, produced by the World Bank and its affiliates.

       (21) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (22) Various publications including but not limited to ratings agencies such as Moody's Investors Services, Fitch Investors Service and Standard & Poor's.


       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

                  Statement of Additional Information Page 34

                      GT GLOBAL LATIN AMERICA GROWTH FUND

       (24) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wider range of securities.


Indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates, may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. The Fund may compare its performance to that of other compilations indices of comparable quality to those listed above and other indices which may be developed and made available.



GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and the investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.


GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly

                  Statement of Additional Information Page 35

                      GT GLOBAL LATIN AMERICA GROWTH FUND
to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviction and R2 in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

                  Statement of Additional Information Page 36

                      GT GLOBAL LATIN AMERICA GROWTH FUND

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and GT Global will quote certain information regarding individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

 (1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 (2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.

 (3) The number of listed companies: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 (4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 (5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 (6) Stock market performance: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 (7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 (8) Gross Domestic Product (GDP): Datastream and The World Bank.

 (9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

(10) Population: The World Bank, Datastream and United Nations.

(11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

(12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

(13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

(14) Top three companies by country, industry or market: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

(15) Foreign direct investments to developing countries: The World Bank and Datastream.

(16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream.

(17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


(18) Countries restructuring their debt, including those under the Brady Plan: the Manager.


                  Statement of Additional Information Page 37

                      GT GLOBAL LATIN AMERICA GROWTH FUND

(19) Political and economic structure of countries: Economist Intelligence Unit.

(20) Government and corporate bonds - credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

(21) Dividends yields for U.S. and non-U.S. companies: Bloomberg.


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



THE GT ADVANTAGE


The Manager has developed a unique team approach to its global money management which we call the GT Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S Ratings Group ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payments is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                  Statement of Additional Information Page 38

                      GT GLOBAL LATIN AMERICA GROWTH FUND

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- These bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

                  Statement of Additional Information Page 39

                      GT GLOBAL LATIN AMERICA GROWTH FUND

Speculative grade ratings are as follows:

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-'rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC -- Have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of GT Global Latin America Growth Fund at October 31, 1996 and for the period then ended appear on the following pages.


                  Statement of Additional Information Page 40

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 41

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 42

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 43

                      GT GLOBAL LATIN AMERICA GROWTH FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns high monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL LATIN AMERICA GROWTH FUND, G.T. INVESTMENT FUNDS, INC., CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      LATSX610MC

                        GT GLOBAL EMERGING MARKETS FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                 March 1, 1997


--------------------------------------------------------------------------------


GT Global Emerging Markets Fund ("Fund") is a diversified mutual fund organized as a separate series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class share of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated March 1, 1997. A copy of the Fund's Prospectus is available without charge by writing to the above address or by calling the Fund at the toll-free telephone number listed above.



Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Fund's investment manager and administrator. The distributor of the Fund's shares is GT Global, Inc. ("GT Global"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").


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                               TABLE OF CONTENTS

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
                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     18
Directors and Executive Officers.........................................................................................     20
Management...............................................................................................................     22
Valuation of Fund Shares.................................................................................................     23
Information Relating to Sales and Redemptions............................................................................     24
Taxes....................................................................................................................     26
Additional Information...................................................................................................     28
Investment Results.......................................................................................................     29
Description of Debt Ratings..............................................................................................     35
Financial Statements.....................................................................................................     37

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                   Statement of Additional Information Page 1

                        GT GLOBAL EMERGING MARKETS FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.


In determining what countries constitute emerging markets, the Manager will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.


SELECTION OF EQUITY INVESTMENTS

Chancellor LGT Asset Management, Inc. (the "Manager") is the investment manager of the Fund. In determining the appropriate distribution of investments among various countries and geographic regions for the Fund, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which the Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.



In analyzing companies in emerging markets for investment by the Fund, the Manager ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Fund. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.


Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


The Fund may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act") from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, commercial banks act as securities broker/dealers, investment advisers and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by banks. The Fund has obtained an exemption from the Securities and Exchange Commission ("SEC") to permit the Fund to invest in certain of these securities subject to certain restrictions.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

With respect to certain countries investments by the Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. The Fund may invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide, in part, that the Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in


                   Statement of Additional Information Page 2

                        GT GLOBAL EMERGING MARKETS FUND

the aggregate more than 3 percent of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5 percent of its total assets invested in the investment company or more than 10 percent of its total assets invested in the aggregate in all such investment companies. Investment in such investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At such time as direct investment in these countries is allowed, the Fund anticipates investing directly in these markets.


SAMURAI AND YANKEE BONDS
Subject to its fundamental investment restrictions, the Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of the Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEPOSITORY RECEIPTS
The Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer.


COMMERCIAL BANK OBLIGATIONS
For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in

                   Statement of Additional Information Page 3

                        GT GLOBAL EMERGING MARKETS FUND

obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimum credit risks in accordance with guidelines established by the Company's Board of Directors. The Manager will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
The Fund's borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of the Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, the Fund may be required to sell portfolio securities to restore 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. The Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by the Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

The Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. The Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by vote of a majority of the Company's Board of Directors. In the event that the Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.


The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. The Fund will maintain in a segregated account with a custodian cash or other liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.


LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. While the securities loan is outstanding, the


                   Statement of Additional Information Page 4

                        GT GLOBAL EMERGING MARKETS FUND

Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans only will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.


SHORT SALES

The Fund is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.


When the Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.


The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.


If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

The Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, the Fund may engage in short sales only with respect to securities listed on a national securities exchange. The Fund may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                   Statement of Additional Information Page 5

                        GT GLOBAL EMERGING MARKETS FUND

                              OPTIONS, FUTURES AND
                              CURRENCY STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.


        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.


        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


        (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

The Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. When writing a call option, the Fund, in return for the

                   Statement of Additional Information Page 6

                        GT GLOBAL EMERGING MARKETS FUND
premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.


The premium that the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written. The Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.


Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

The Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

The Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.



The Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.


Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

                   Statement of Additional Information Page 7

                        GT GLOBAL EMERGING MARKETS FUND

PURCHASING PUT OPTIONS
The Fund may purchase put options on securities, indices and currencies. As the holder of a put option, the Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.


The Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.


The Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
The Fund may purchase call options on securities, indices and currencies. As the holder of a call option, the Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

The Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives the Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives the Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiratiaon date. The Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be

                   Statement of Additional Information Page 8

                        GT GLOBAL EMERGING MARKETS FUND
offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. The Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When

                   Statement of Additional Information Page 9

                        GT GLOBAL EMERGING MARKETS FUND
an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND CURRENCY FUTURES CONTRACTS

The Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collective "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.


The Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

                  Statement of Additional Information Page 10

                        GT GLOBAL EMERGING MARKETS FUND

The Fund's Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less value, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.


There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.


Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

                  Statement of Additional Information Page 11

                        GT GLOBAL EMERGING MARKETS FUND

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If the Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that the Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars, but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Directors.

The Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it

                  Statement of Additional Information Page 12

                        GT GLOBAL EMERGING MARKETS FUND
matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
The Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


The Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.


The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

                  Statement of Additional Information Page 13

                        GT GLOBAL EMERGING MARKETS FUND

COVER

Transactions using Forward Contracts, Futures Contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid securities.



Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    SPECIAL CONSIDERATIONS  AFFECTING  EMERGING  MARKETS.  Investing  in  equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of the capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.


Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.


    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose its entire investment in such countries. The Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

                  Statement of Additional Information Page 14

                        GT GLOBAL EMERGING MARKETS FUND

    RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which the Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of the Fund's assets.

    ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if the Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



With respect to liquidity determinations generally, the Company's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by the Company's Board of Directors. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security: (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is affected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities in the Fund's portfolio and periodically reports on such decisions to the Board of Directors.


    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or may limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company

                  Statement of Additional Information Page 15

                        GT GLOBAL EMERGING MARKETS FUND
available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.


    CURRENCY FLUCTUATIONS. Because the Fund, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries, and the U.S., and other economic and financial conditions affecting the world economy.

Although the Fund values its assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.


    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers are generally subject to less governmental supervision and regulation than in the United States, and foreign securities transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when


                  Statement of Additional Information Page 16

                        GT GLOBAL EMERGING MARKETS FUND

determining the allocation of the Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on the Fund's portfolio trading activities.


The Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. The Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of the outstanding shares.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;


        (7) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;


        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

       (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.

                  Statement of Additional Information Page 17

                        GT GLOBAL EMERGING MARKETS FUND

For purposes of concentration policy of the Fund contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

The following operating policies of the Fund are not fundamental policies and may be changed by vote of a majority of the Company's Board of Directors without shareholder approval. The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or retain the securities of any issuer, if, to the Fund's knowledge, one or more of the officers or Directors of the Fund, its investment adviser, or distributor, each own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of the securities of such issuer;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

        (6) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation; or

        (7) Invest more than 10% of its total assets in securities that are restricted as to resale without registration under the 1933 Act.

Investors should refer to the Prospectus for further information with respect to the Fund's investment objective, which may not be changed without the approval of the shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

--------------------------------------------------------------------------------

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Company's Board of Directors, the Manager is responsible for the execution of the Fund's portfolio transactions and the selection of brokers and dealers who execute such transactions on behalf of the Fund. In executing portfolio transactions, the Manager seeks the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Fund may engage in soft dollar arrangements for research services, as described below, the Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Consistent with the interests of the Fund, the Manager may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Manager for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager


                  Statement of Additional Information Page 18

                        GT GLOBAL EMERGING MARKETS FUND

determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.



The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.



Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Company's Board of Directors, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Manager serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


The Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest are generally traded in the over-the-counter markets.


The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid aggregate brokerage commissions of $1,747,307, $3,307,402 and $

--------, respectively.

PORTFOLIO TRADING AND TURNOVER

The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the Fund's average month-end portfolio value, excluding short-term investments. For purposes of this calculation, portfolio securities exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less. The Fund engages in portfolio trading when the Manager has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.


                  Statement of Additional Information Page 19

                        GT GLOBAL EMERGING MARKETS FUND


Although the Fund generally does not intend to trade for short-term profits, the securities in the Fund's portfolio will be sold whenever the Manager believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1995, the Fund's portfolio turnover rates were


---% and 114%, respectively.


--------------------------------------------------------------------------------

                            DIRECTORS AND EXECUTIVE
                                    OFFICERS

--------------------------------------------------------------------------------
The Company's Directors and Executive Officers are listed below.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella,* 43                    Chairman, the Manager since October 1996; Director, Liechtenstein Global Trust (holding
Director, Chairman of the Board and      company of the various international LGT companies) since 1990; President, Asset
President                                Management Division, Liechtenstein Global Trust since 1995; Director and President, LGT
50 California, Street                    Asset Management, Inc. ("LGT Asset Management"), formerly LGT Asset Management Holdings,
San Francisco CA 94111                   Inc., since 1988; Director and President, the Manager from 1989 to October 1996; Director,
                                         GT Global since 1987 and President, GT Global from 1987 to 1995; Director, GT Services since 1990; President, GT Services from 1990 to 1995; Director, G.T. Global Insurance
                                         Agency, Inc. ("G.T. Insurance") since 1992; and President, G.T. Insurance from 1992 to
                                         1995. Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.

C. Derek Anderson, 54                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Director                                 Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 55                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Director                                 private investment company); and Trustee, Seattle Art Museum. Mr. Bayley also is a
Two Embarcadero Center                   director or trustee or each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Director                                 various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111


--------------

* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.


                  Statement of Additional Information Page 20

                        GT GLOBAL EMERGING MARKETS FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Ruth H. Quigley, 59               Private investor; and President, Quigley Friedlander & Co., Inc. (a
Director                          financial advisory services firm) from 1984 to 1986. Ms. Quigley also is
1055 California Street            a director or trustee or each of the other investment companies
San Francisco, CA 94108           registered under the 1940 Act that is managed or administered by the
                                  Manager.
James R. Tufts, 37                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President of Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President of Finance and Administration, LGT Asset
San Francisco, CA 94111           Management, and the Manager from 1994 to October 1996; Vice President of
                                  Finance, LGT Asset Management, the Manager, GT Global and GT Services
                                  from 1990 to 1994; Vice President of Finance, G.T. Insurance from 1992 to 1994; and a Director of the Manager, GT Global and GT Services since
                                  1991.

Kenneth W. Chancey, 50            Vice President of Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 49                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, LGT Asset
50 California Street              Management, the Manager, GT Global, GT Services and G.T. Insurance from
San Francisco, CA 94111           February 1996 to October 1996; Vice President, LGT Asset Management, the
                                  Manager, GT Global, GT Services and G.T. Insurance from May 1994 to
                                  February 1996; General Counsel, LGT Asset Management, the Manager, GT
                                  Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Secretary, the Manager, since May 1994; Secretary, LGT Asset Management,
                                  GT Global, GT Services and G.T. Insurance from May 1994 to October 1996;
                                  Senior Vice President, General Counsel and Secretary, Strong/Corneliuson
                                  Management, Inc.; and Secretary, each of the Strong Funds from October
                                  1991 to May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and officers of the Company is also a Director and officer of G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and GT Global Floating Rate Fund, Inc., a Trustee and officer of G.T. Global Growth Series and a Trustee and officer of G.T. Greater Europe Fund, Global High Income Portfolio, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and Global Investment Portfolio, which also are registered investment companies managed by the Manager. Each Director and officer serves in total as a Director and or Trustee and officer, respectively, of
-- registered investment companies with
-- series managed or administered by the Manager. The Company pays each Director who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum, plus $300 per Fund for each meeting of the Board attended, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Directors and officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $
--------, $
--------, $
-------- and $
--------, respectively, from the Company for their services as Directors. For the year ended October 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $
--------, $
--------, $
-------- and $
--------, respectively, from the
-- GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of the date of Additional Information, the officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund or of all the Company's funds in the aggregate.


                  Statement of Additional Information Page 21

                        GT GLOBAL EMERGING MARKETS FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Chancellor  LGT  Asset  Management,  Inc. (the  "Manager")serves  as  the Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Fund and administers the Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Fund pays the Manager investment management and administration fees, based on the Fund's average daily net assets, computed daily and paid monthly at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter.



The Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Fund either the Company or the Manager may terminate the Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



The Manager and GT Global have undertaken to limit the Fund's Advisor Class share expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 1.90% of the average daily net assets of the Advisor Class shares of the Fund. For the fiscal years ended October 31, 1994, 1995 and 1996, the Fund paid investment management and administration fees to the Manager in the amounts of $4,702,869, $5,410,744 and $

--------, respectively.

Certain emerging market countries require a local entity to provide administrative services for all direct investments by foreigners. Where required by local law, the Fund intends to retain a local entity to provide such administrative services. The local administrator will be paid a fee by the Fund for its services.

DISTRIBUTION SERVICES
The Fund's Advisor Class shares are offered through the Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.


The Manager serves as the Fund's pricing and accounting agent. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager ("GT Global Mutual Funds") and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets. As of October 31, 1996, the Fund paid the Manager fees of $

------ for such accounting services.

EXPENSES OF THE FUND
As described in the Prospectus, the Fund pays all of its own expenses not assumed by other parties. These expenses include, in addition to the advisory and brokerage fees discussed above, legal and audit expenses, custodian and transfer agency and pricing and accounting fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are

                  Statement of Additional Information Page 22

                        GT GLOBAL EMERGING MARKETS FUND
allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined at the end of regular trading on The New York Stock Exchange, Inc. ("NYSE") (currently at 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time), on each Business Day as open for business. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Funds' portfolio securities and other assets are valued as follows:


Equity securities, including ADRs, ADSs, CDRs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange, or in the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York.



Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided such valuations represent fair value.



Options on indices, securities and currencies purchased by the Fund are valued at their last bid price in the case of listed options or, in the case of OTC options, at the average of the last bid prices obtained from dealers unless a quotation from only one dealer is available, in which case only that dealer's price will be used. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by the Manager on that day. When market quotations for futures and options on futures held by the Fund are readily available, those positions will be valued based upon such quotations.


Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

                  Statement of Additional Information Page 23

                        GT GLOBAL EMERGING MARKETS FUND

Any assets or liabilities initially denominated in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Directors in good faith will establish a conversion rate for such currency.


Securities trading in emerging markets may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's net asset values therefore may not take place contemporaneously with the determination of the prices of securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot provide or redeem the Fund.


--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment of Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law; such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS
Shares of the Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the funds upon 60 days prior notice to the shareholders of such fund and is available only in states where the exchange may be legally made. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider the investment objective(s) of the fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to

                  Statement of Additional Information Page 24

                        GT GLOBAL EMERGING MARKETS FUND
act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES

The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which make it not reasonably practicable for the Fund to dispose of its portfolio securities or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that the Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This election is irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.

                  Statement of Additional Information Page 25

                        GT GLOBAL EMERGING MARKETS FUND

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by the Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that

                  Statement of Additional Information Page 26

                        GT GLOBAL EMERGING MARKETS FUND
represents income from foreign sources as his own income from those sources, and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to federal income tax on a portion of any "excess distribution" received, on the stock or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributed the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent that income is distributed to its shareholders.

If the Fund does invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF's ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate).
Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, those distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from foreign currencies (except certain gains that may be excluded by future regulations), and gains from the disposition of options, Futures and Forward Contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by the Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by the Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.


If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of those transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                  Statement of Additional Information Page 27

                        GT GLOBAL EMERGING MARKETS FUND


Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities and options, Futures and Forward Contracts and options on foreign currencies ("Section 988 gains" or loss). Each
Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.



The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Fund.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST

Liechtenstein  Global  Trust, AG,  formerly  BIL GT  Group,  is composed  of the
Manager  and   its  worldwide   affiliates.   Other  worldwide   affiliates   of
Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.



Worldwide  asset  management  affiliates   also  currently  include  LGT   Asset
Management PLC, formerly G.T. Management PLC in London, England; LGT Asset Management, Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. located in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., located in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, located in Frankfurt, Germany.


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns and consult with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME

The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 28

                        GT GLOBAL EMERGING MARKETS FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------


The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of the Fund, as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from $1,000 initial investment;
(2) for Class B shares, deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.



The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996..................................................................
                                                                                                                  ---%
May 18, 1992 (commencement of operations) to October 31, 1996.......................................
                                                                                                                  ---%



The Fund's Standardized Returns for its Class B shares which were first offered on April 1, 1993, stated as average annual total returns, for the periods shown, were:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996..................................................................
                                                                                                                  ---%
April 1, 1993 (commencement of operations) to October 31, 1996......................................
                                                                                                                  ---%



The Fund's Standardized Returns for its Advisor Class shares, stated as average annualized total returns, for the periods shown, were as follows:



PERIOD                                                                                                 STANDARDIZED RETURN
----------------------------------------------------------------------------------------------------  ---------------------
Fiscal year ended October 31, 1996..................................................................
                                                                                                                 ---%
June 1, 1995 (commencement of operations) to October 31, 1996.......................................
                                                                                                                 ---%


"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote non-standardized total returns that do not reflect the effect of sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted.


The Fund's Non-Standardized Returns for Class A shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Fiscal year ended October 31, 1996................................................................
                                                                                                                 ---%
May 18, 1992 (commencement of operations) to October 31, 1996.....................................
                                                                                                                 ---%


The Fund's Non-Standardized Return for its Class B shares which were first offered on April 1, 1993, stated as aggregate total returns, for the periods shown, were as follows:


                                                                                                   NON-STANDARDIZED RETURN
PERIOD                                                                                             AGGREGATE TOTAL RETURN
------------------------------------------------------------------------------------------------  -------------------------
Fiscal year ended October 31, 1996..............................................................
                                                                                                                ---%
April 1, 1993 (commencement of operations) to October 31, 1996..................................
                                                                                                                ---%


                  Statement of Additional Information Page 29

                        GT GLOBAL EMERGING MARKETS FUND


The Fund's Non-Standardized Returns for its Advisor Class shares, stated as aggregate total returns, for the periods shown, were as follows:



                                                                                                       NON-STANDARDIZED
PERIOD                                                                                              AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------------------------  -----------------------
Fiscal year ended October 31, 1996................................................................
                                                                                                                 ---%
June 1, 1995 (commencement of operations) to October 31, 1996.....................................
                                                                                                                 ---%



The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, for the periods shown, were as follows:



                                                                                                        NON-STANDARDIZED
                                                                                                       AVERAGE ANNUALIZED
PERIOD                                                                                                    TOTAL RETURN
-----------------------------------------------------------------------------------------------------  -------------------
Fiscal year ended October 31, 1996...................................................................
                                                                                                                  ---%
May 18, 1992 (commencement of operations) to October 31, 1996........................................
                                                                                                                  ---%


The Fund's Non-Standardized Returns for its Class B shares, stated as average annualized total returns, for the periods shown, were:


                                                                                                        NON-STANDARDIZED
                                                                                                       AVERAGE ANNUALIZED
PERIOD                                                                                                    TOTAL RETURN
-----------------------------------------------------------------------------------------------------  -------------------
Fiscal year ended October 31, 1996...................................................................
                                                                                                                  ---%
April 1, 1993 (commencement of operations) to October 31, 1996.......................................
                                                                                                                  ---%



The Fund's Non-Standardized Returns for its Advisor Class shares, stated as average annualized total returns, for the periods shown, were as follows:



                                                                                                        NON-STANDARDIZED
                                                                                                       AVERAGE ANNUALIZED
PERIOD                                                                                                    TOTAL RETURN
-----------------------------------------------------------------------------------------------------  -------------------
Fiscal year ended October 31, 1996...................................................................
                                                                                                                  ---%
June 1, 1995 (commencement of operations) to October 31, 1996........................................
                                                                                                                  ---%


IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO EMERGING EQUITY AND BOND MARKETS

Information relating to foreign market performance, diversification and market capitalization is based on sources believed to be reliable, but is neither all-inclusive nor warranted as to accuracy by the Company or the Manager. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933 on account of the inclusion of such information herein. Stocks chosen by Morgan Stanley Capital International or the IFC for inclusion in its various international market indicies may not necessarily constitute a representative cross-section of the particular markets.



GT Global believes that information relating to foreign market performance and market capitalization may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of the Fund, nor is it a prediction of such performance. The performance of the Fund will differ from the historical performance of such indices. The performance of indices does not take expenses into account, while the Fund incurs expenses in its operations which will reduce performance. Moreover, the Fund is actively managed, i.e. the Manager as the Fund's investment manager actively purchases and sells securities in seeking the Fund's investment objective; this will cause the performance of the Fund to differ from indices.


The Fund and GT Global may from time to time compare the Fund with, but not limited to, the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service or BBB by Standard and Poor's, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

                  Statement of Additional Information Page 30

                        GT GLOBAL EMERGING MARKETS FUND

        (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).


        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger and/or other firms as applicable, or to specific funds or groups of funds within or without such peer group. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.


        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Standard & Poor's "500" Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (9) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-back fixed income securities.

       (10) Dow Jones Industrial Average.

       (11) CNBC/Financial News Composite Index.

       (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 800 companies of Europe, Australia and the Far East.

       (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock markets in developing countries.

       (14) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (15) The World Bank Publication of Trends in Developing Countries (TIDE) provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (16) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (17) Datastream and Worldscope an on-line database retrieval service for information including but not limited to international financial and economic data.

       (18) International Financial Statistics, which is produced by the International Monetary Fund.

       (19)  Various  publications  and  annual   reports  such  as  the   World
    Development Report, produced by the World Bank and its affiliates.

       (20) Various publications from the International Bank for Reconstruction and Development/The World Bank.


       (21) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service and Standard & Poor's.


       (22) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

                  Statement of Additional Information Page 31

                        GT GLOBAL EMERGING MARKETS FUND

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman
Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc. J. P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbottson Associates may be used as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, included but not limited to, Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available.

GT Global believes the Fund is an appropriate investment for long-term investment goals including but not limited to funding retirement, paying for education or purchasing a house. The Fund does not represent a complete investment program and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

GT Global believes that a growing number of consumer products, including but not limited to home appliances, automobiles and clothing, purchased by Americans are manufactured abroad. GT Global believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, GT Global may refer to or advertise the names of such companies although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

From time to time, the Fund and GT Global may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

                  Statement of Additional Information Page 32

                        GT GLOBAL EMERGING MARKETS FUND

In advertising materials, GT Global may reference or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, GT Global may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its Quotron number, CUSIP number, and its current portfolio management team.

From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar,Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of GT Global Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable you to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit corporations can make pre-tax salary reduction contributions to these accounts.

                  Statement of Additional Information Page 33

                        GT GLOBAL EMERGING MARKETS FUND


401(K),  PROFIT   SHARING  (INCLUDING   401(K))  AND   MONEY  PURCHASE   PENSION
PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).


GT Global may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote certain data regarding individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including but not limited to, the economic and financial data of such financial organizations as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country, industry or market: International Finance Corporation, G.T. Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.


17) Countries restructuring their debt, including those under the Brady Plan: the Manager.


18) Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

21) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).


In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.


                  Statement of Additional Information Page 34

                        GT GLOBAL EMERGING MARKETS FUND


THE GT ADVANTAGE


With respect to GT Global Emerging Markets Fund, the Manager has developed a unique team approach to its emerging markets money management. The Manager's economists and strategists in Hong Kong determine the geographic allocation of the Fund's assets according to each country's relative industrial development, potential for productivity gains, and the likely impact of financial liberalization. Then, portfolio managers in London, San Francisco, Hong Kong and Singapore identify the individual securities that they believe have the strongest long-term growth potential in each emerging market. Generally, securities in Asia are selected by managers in Hong Kong; San Francisco-based managers look for opportunities in Latin America; and European securities are selected by London-based personnel.



For the other funds in the GT Global Mutual Funds, the Manager has developed a unique team approach to its global money management which we call the GT
Advantage. The Manager's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by the Manager's Investment Policy Committee which sets broad guidelines for asset allocation and currency management based on the Manager's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth potential.


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations "Prime-1" "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP ("S&P") rates commercial paper in four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B -- Issues rated "B" are regarded as having only speculative capacity for timely payment. C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                  Statement of Additional Information Page 35

                        GT GLOBAL EMERGING MARKETS FUND

DESCRIPTION OF BOND RATINGS
Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater.

        A -- Upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Speculative grade ratings are as follows:

        Ba -- These Bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- These bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reason unrelated to the quality of the issue.

Should no rating be assigned, the reasons may be one of the following:

        1.  An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

        3.  There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

                  Statement of Additional Information Page 36

                        GT GLOBAL EMERGING MARKETS FUND

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Speculative grade ratings are as follows:

        BB -- Have less near-term vulnerability to default than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-'rating.

        B -- Have greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

        CCC -- Have currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

        CC -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

        C -- This rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        CI -- This rating is reserved for income bonds on which no interest is being paid.

        D -- Are in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used up on filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the GT Global Emerging Markets Fund at October 31, 1996 and for the fiscal year then ended appear on the following pages.


                  Statement of Additional Information Page 37

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 38

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 39

                        GT GLOBAL EMERGING MARKETS FUND

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 40

                        GT GLOBAL EMERGING MARKETS FUND

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL MUTUAL FUND, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies


GT GLOBAL AMERICA MID CAP GROWTH FUND


Concentrates on medium-sized companies in the U.S.


GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]


  NO DEALER, SALES REPRESENATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL EMERGING MARKETS FUND, G.T. INVESTMENT FUNDS, INC., CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.



                                                                      EMESX610MC

                          G.T. INVESTMENT FUNDS, INC.
                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS -- The following audited financial statements as of October 31, 1996, and for the fiscal year then ended, for Class A, Class B, and Advisor Class of the GT Global Income Funds (consisting of GT Global Strategic Income Fund, GT Global Government Income Fund and GT Global High Income Fund), GT Global Theme Funds (consisting of GT Global Telecommunications Fund, GT Global Health Care Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Consumer Products and Services Fund), GT Global Growth & Income Fund, GT Global Emerging Markets Fund and GT Global Latin America Growth Fund, each a series of Registrant, will be included in the Funds' Statements of Additional Information and will be filed by amendment:


       -- Reports of Independent Accountants

       -- Portfolios of Investments

       -- Statements of Assets and Liabilities

       -- Statements of Operations

       -- Statements of Changes in Net Assets

       -- Financial Highlights


       -- Notes to Financial Statements


    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


         (1)(a) The Registrant's Articles of Incorporation dated October 27, 1987 -- filed herewith.
         (1)(b) Articles Supplementary to Registrant's Articles of Incorporation dated December 18, 1987 -- filed herewith.
         (1)(c) Articles Supplementary to Registrant's Articles of Incorporation dated February 17, 1988 -- filed herewith.
         (1)(d) Articles of Amendment to Registrant's Articles of Incorporation dated March 29, 1988 -- filed herewith.
         (1)(e) Articles Supplementary to Registrant's Articles of Incorporation dated April 27, 1989 -- filed herewith.
         (1)(f) Articles Supplementary to Registrant's Articles of Incorporation dated July 18, 1991 -- filed herewith.
         (1)(g) Articles Supplementary to Registrant's Articles of Incorporation dated July 31, 1991 -- filed herewith.
         (1)(h) Articles Supplementary to Registrant's Articles of Incorporation dated December 31, 1991 -- filed herewith.
         (1)(i) Articles Supplementary to Registrant's Articles of Incorporation dated March 11, 1992 -- filed herewith.
         (1)(j) Articles Supplementary to Registrant's Articles of Incorporation dated August 31, 1992 -- filed herewith.
         (1)(k) Articles of Amendment to Registrant's Articles of Incorporation dated January 25, 1993 -- filed herewith.
         (1)(l) Articles Supplementary to Registrant's Articles of Incorporation dated November 15, 1993 -- filed herewith.
         (1)(m) Articles Supplementary to Registrant's Articles of Incorporation dated January 26, 1994 -- filed herewith.
         (1)(n) Articles Supplementary to Registrant's Articles of Incorporation dated January 26, 1994 -- filed herewith.
         (1)(o) Articles Supplementary to Registrant's Articles of Incorporation dated September 23, 1994 -- filed herewith.

         (1)(p)     Articles Supplementary to Registrant's Articles of
                    Incorporation dated January 30, 1995 -- to be filed.
         (2)        Registrant's By-Laws -- filed herewith.
         (3)        Voting Trust Agreement. Not applicable.
         (4) Instruments defining the rights of holders of the Registrant's share of beneficial interest -- to be filed.
         (5)(a)     Investment Management and Administration Contract dated
                    April 19, 1989 -- filed herewith.
         (5)(b) Investment Management and Administration Contract Fee Letter relating to:



                  (i) GT Global Growth & Income Fund -- filed herewith.



                  (ii) GT Global Latin America Growth Fund and GT Global Small
                       Companies Fund -- filed herewith.



                 (iii) GT Global Telecommunications Fund -- filed herewith.


                 (iv) Withdrawn


                  (v) GT Global Emerging Markets Fund -- filed herewith.



         (5)(c)     Administration Contract relating to:

                  (i) GT Global High Income Fund -- filed herewith.



                  (ii) (Form of Administration Contract) GT Global
                       Infrastructure Fund, GT Global Natural Resources Fund and GT Global Financial Services Fund -- filed herewith.



         (5)(d) Administration Contract Fee Letter relating to the GT Global Consumer Products and Services Fund (2).

         (6)(a) Distribution Agreement relating to Class A shares -- filed herewith.
         (6)(b) Distribution Agreement relating to Class B shares -- filed herewith.
         (7)        Not applicable.
         (8) The Custodian Agreement between the Registrant and State Street Bank and Trust Company -- filed herewith.
         (9)(a) The Transfer Agent Contract dated May 25, 1990 -- filed herewith.
         (9)(b)     Other material contracts:




                  (i) Broker/dealer sales contract -- filed herewith.



                  (ii) Bank sales contract -- filed herewith.



                 (iii) Agency sales contract -- filed herewith.



                 (iv) Foreign sales contract -- filed herewith.



        (10)(a) Opinion and consent of counsel relating to GT Global Government Income Fund and GT Global Strategic Income Fund (formerly G.T. Global Bond Fund) -- filed herewith.
        (10)(b) Opinion and consent of counsel relating to GT Global Health Care Fund -- filed herewith.
        (10)(c) Opinion and consent of counsel relating to GT Global Growth & Income Fund -- filed herewith.
        (10)(d) Opinion and consent of counsel relating to GT Global Latin America Growth Fund and GT Global Small Companies Fund -- filed herewith.
        (10)(e) Opinion and consent of counsel relating to GT Global Telecommunications Fund and GT Global Financial Services Fund -- filed herewith.

        (10)(f)     Opinion and consent of counsel relating to GT Global
                    Emerging Markets Fund -- filed herewith.
        (10)(g)     Opinion and consent of counsel relating to GT Global High
                    Income Fund -- filed herewith.
        (10)(h)     Opinion and consent of counsel relating to GT Global
                    Infrastructure Fund and GT Global Natural Resources Fund -- filed herewith.
        (10)(i)     Opinion and consent of counsel relating to GT Global
                    Consumer Products and Services Fund and GT Global Financial
                    Services Fund -- filed herewith.
        (11)(a)     Consents of Coopers & Lybrand L.L.P., Independent
                    Accountants, relating to:



                  (i) GT Global Government Income Fund -- to be filed.



                  (ii) GT Global Strategic Income Fund -- to be filed.



                 (iii) GT Global Health Care Fund -- to be filed.



                 (iv) GT Global Growth & Income Fund -- to be filed.



                  (v) GT Global Latin America Growth Fund -- to be filed.


                 (vi) Not Applicable

                 (vii) Not Applicable


                (viii) GT Global Emerging Markets Fund -- to be filed.



                 (ix) GT Global Telecommunications Fund -- to be filed.



                  (x) GT Global High Income Fund -- to be filed.



                 (xi) GT Global Financial Services Fund -- to be filed.



                 (xii) GT Global Infrastructure Fund -- to be filed.



                (xiii) GT Global Natural Resources Fund -- to be filed.



                (xiv) GT Global Consumer  Products and  Services Fund  -- to  be
                      filed.



        (12)        Not applicable.
        (13)        Not applicable.
        (14) Model retirement plan -- GT Global Individual Retirement Account Disclosure Statement and Application(1).
        (15)(a) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class A Shares -- filed herewith.
        (15)(b) Distribution Plan adopted pursuant to Rule 12b-1 relating to Class B Shares -- filed herewith.
        (16) Schedules of Computation of Performance Data relating to the Class A, Class B and Advisor Class shares of:




                  (i) GT Global Government Income Fund -- to be filed.



                  (ii) GT Global Strategic Income Fund -- to be filed.



                 (iii) GT Global Health Care Fund -- to be filed.



                 (iv) GT Global Growth & Income Fund -- to be filed.



                  (v) GT Global Latin America Growth Fund -- to be filed.



                 (vi) GT Global Telecommunications Fund -- to be filed.



                 (vii) GT Global Emerging Markets Fund -- to be filed.



                (viii) GT Global High Income Fund -- to be filed.



                 (ix) GT Global Financial Services Fund -- to be filed.



                  (x) GT Global Infrastructure Fund -- to be filed.



                 (xi) GT Global Natural Resources Fund -- to be filed.



                 (xii) GT  Global Consumer Products  and Services Fund  -- to be
                       filed.

        (18) Multiple Class Plan adopted pursuant to Rule 18f-3 -- to be filed.

Other Exhibits:
        (a)         Power of Attorney -- superseded.
        (b)         Power of Attorney -- superseded.
        (c) Powers of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander for G.T. Investment Funds, Inc. and Global Investment Portfolio(2).
        (d) Powers of Attorney for Helge K. Lee, Peter R. Guarino and David J. Thelander for Global High Income Portfolio(3).


------------------------

(1)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on January 17, 1992.


(2)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on June 30, 1995.



(3)  Incorporated  by  reference  to  the  identically  enumerated  Exhibit   of
    Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on December 29, 1995.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


    As of December 4, 1996:



                                                                                      NUMBER OF RECORD
TITLE OF CLASS                                                                            HOLDERS
------------------------------------------------------------------------------------  ----------------
   Capital Stock, $.0001 par value, of:
      GT Global Growth & Income Fund Class A........................................          21,129
      GT Global Growth & Income Fund Class B........................................          30,304
      GT Global Growth & Income Fund Advisor Class..................................             261
      GT Global Strategic Income Fund Class A.......................................          12,234
      GT Global Strategic Income Fund Class B.......................................          22,734
      GT Global Strategic Income Fund Advisor Class.................................              78
      GT Global Government Income Fund Class A......................................          16,281
      GT Global Government Income Fund Class B......................................          10,519
      GT Global Government Income Fund Advisor Class................................              43
      GT Global High Income Fund Class A............................................           8,900
      GT Global High Income Fund Class B............................................          14,229
      GT Global High Income Fund Advisor Class......................................             236
      GT Global Health Care Fund Class A............................................          41,382
      GT Global Health Care Fund Class B............................................          11,731
      GT Global Health Care Fund Advisor Class......................................             150
      GT Global Latin America Growth Fund Class A...................................          25,623
      GT Global Latin America Growth Fund Class B...................................          21,053
      GT Global Latin America Growth Fund Advisor Class.............................             167
      GT Global Telecommunications Fund Class A.....................................         123,948
      GT Global Telecommunications Fund Class B.....................................         113,653
      GT Global Telecommunications Fund Advisor Class...............................             299
      GT Global Financial Services Fund Class A.....................................           1,093
      GT Global Financial Services Fund Class B.....................................           1,482
      GT Global Financial Services Fund Advisor Class...............................              22
      GT Global Infrastructure Fund Class A.........................................           5,751
      GT Global Infrastructure Fund Class B.........................................           7,301
      GT Global Infrastructure Fund Advisor Class...................................             118
      GT Global Natural Resources Fund Class A......................................           5,949
      GT Global Natural Resources Fund Class B......................................           6,967
      GT Global Natural Resources Fund Advisor Class................................             205
      GT Global Emerging Markets Fund Class A.......................................          30,266
      GT Global Emerging Markets Fund Class B.......................................          32,876
      GT Global Emerging Markets Fund Advisor Class.................................             302
      GT Global Currency Fund.......................................................               1
      GT Global Small Companies Fund................................................               1
      GT Global Consumer Products and Services Fund
       Class A......................................................................           8,550
      GT Global Consumer Products and Services Fund
       Class B......................................................................           9,505
      GT Global Consumer Products and Services Fund
       Advisor Class................................................................             218

ITEM 27. INDEMNIFICATION

    Article VII(g) of the Registrant's Articles of Incorporation provides for indemnification of certain persons acting on behalf of the Fund.


    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Directors, officers and controlling persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    See the material under the heading "Management" included in Part A (Prospectus) of this Amendment and the material appearing under the headings "Directors and Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of the Adviser is included in its Form ADV (File No. 801-10254), filed with the Commission, which is incorporated herein by reference thereto.

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) GT Global, Inc. is also the principal underwriter for the following other investment companies: G.T. Global Growth Series (which includes the following funds: GT Global America Value Fund, GT Global America Small Cap Growth Fund, GT Global America Growth Fund, GT Global Europe Growth Fund, GT Global International Growth Fund, GT Global Japan Growth Fund, GT Global New Pacific Growth Fund and GT Global Worldwide Growth Fund); G.T. Investment Portfolios, Inc. (which includes one fund: GT Global Dollar Fund); G.T. Global Variable Investment Series (which includes five funds in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market
Fund); and GT Global Variable Investment Trust (which includes seven funds in operation: GT Global Variable Latin America Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund).

    (b) Directors and Officers of GT Global, Inc.

    Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.


                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
David A. Minella                              Chairman of the Board of            Chairman of the Board of Directors
                                                Directors                           and President
Helge K. Lee                                  Senior Vice President and General   Vice President and Secretary
                                                Counsel
Raymond R. Cunningham                         Senior Vice President -- National   None
                                                Bank Sales and Director
Philip D. Edelstein                           Senior Vice President               None
9 Huntly Circle
Palm Beach Gardens, FL 33418
Stephen A. Maginn                             Senior Vice President -- Regional   None
519 S. Juanita                                  Sales Manager
Redondo Beach, CA 90277
David J. Thelander                            Vice President and Assistant        Assistant Secretary
                                                General Counsel
David P. Anderson, Jr.                        Vice President                      None
1012 William
Plymouth, MI 48170
Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772
Phil Christopher                              Vice President                      None
3621 59th Avenue, SW
Seattle, WA 98116
Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677
Stephen Duffy                                 Vice President                      None
1120 Gables Drive
Atlanta, GA 30319
Jon Fessel                                    Vice President                      None
1781 Pine Harrier Circle
Sarasota, FL 34231
Ned E. Hammond                                Vice President                      None
5901 McFarland Ct.
Plano, TX 75093
Campbell Judge                                Vice President                      None
4312 Linden Hills Blvd., #202
Minneapolis, MN 55410
Richard Kashnowski                            Vice President                      None
1454 High School Drive
Brentwood, MO 63144

                                              POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                                          WITH UNDERWRITER                    WITH REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Allen M. Kuhn                                 Vice President                      None
7220 Garfield Street
New Orleans, LA 70118
Jeffrey S. Kulik                              Vice President                      None
6540 Autumn Wind Circle
Clarksville, MD 21029
Steven C. Manns                               Vice President                      None
3025 Caswell Drive
Troy, MI 48084
C. David Matthews                             Vice President                      None
2445 Pebblebrook
Westlake, OH 44145
Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005
Dean Phillips                                 Vice President                      None
3406 Bishop Park Drive, #428
Winter Park, FL 32792
Anthony R. Rogers                             Vice President                      None
100 Southbank Drive
Cary, NC 27511
James Sandidge                                Vice President                      None
16437 W. First Ave.
Golden, CO 80401
Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470
Peter Sykes                                   Vice President                      None
1655 E. Sherman Ave.
Salt Lake City, UT 84105
Lance Vetter                                  Vice President                      None
10915 La Salinas Circle
Boca Raton, FL 33428
Tommy D. Wells                                Vice President                      None
25 Crane Drive
San Anselmo, CA 94960
Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073
Brian A. Williams                             Vice President                      None
874 Lincoln Ave.
Winnetka, IL 60093
Eric T. Zeigler                               Vice President                      None
3100 The Strand
Manhattan Beach, CA 90266


    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, California 94111.

    Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, CA, 94596, and by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS

    None

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 23rd day of December, 1996.


                                          G.T. INVESTMENT FUNDS, INC.

                                          By:  David A. Minella*
                                               President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 23rd day of December, 1996.


                                          President, Director and
David A. Minella*                         Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Director
Arthur C. Patterson*                      Director
Frank S. Bayley*                          Director
Ruth H. Quigley*                          Director

*By:   /s/  DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power-of-Attorney previously filed

                                   SIGNATURES


    Global Investment Portfolio has duly caused this Post-Effective Amendment of G.T. Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 23rd day of December, 1996.


                                          GLOBAL INVESTMENT PORTFOLIO
                                          By:  David A. Minella*
                                               President


    This   Post-Effective  Amendment  to  the  Registration  Statement  of  G.T.
Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 23rd day of December, 1996.


                                          President, Trustee and
David A. Minella*                         Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee

*By:   /s/  DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed

                                   SIGNATURES


    Global High Income Portfolio has duly caused this Post-Effective Amendment of G.T. Investment Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 23rd day of December, 1996.


                                          GLOBAL HIGH INCOME PORTFOLIO
                                          By:  David A. Minella*
                                               President


    This  Post-Effective  Amendment  to  the  Registration  Statement  of   G.T.
Investment Funds, Inc. has been signed below by the following persons in the capacities indicated on the 23rd day of December, 1996.


                                          President, Trustee and
David A. Minella*                         Chairman of the Board
                                          (Principal Executive Officer)

  /s/  JAMES R. TUFTS                     Vice President, Treasurer
----------------------------------------  and Principal Financial
James R. Tufts                            Officer

  /s/  KENNETH W. CHANCEY
----------------------------------------  Vice President and Principal
Kenneth W. Chancey                        Accounting Officer

C. Derek Anderson*                        Trustee
Arthur C. Patterson*                      Trustee
Frank S. Bayley*                          Trustee
Ruth H. Quigley*                          Trustee

*By:   /s/  DAVID J. THELANDER
     -----------------------------------
     David J. Thelander
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed